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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05629

ING Investors Trust
(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: December 31

Date of reporting period: September 30, 2013

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING American Funds Asset Allocation Portfolio
ING American Funds Global Growth and Income Portfolio
ING American Funds International Growth and Income Portfolio
ING American Funds International Portfolio
ING American Funds World Allocation Portfolio
ING BlackRock Health Sciences Opportunities Portfolio
ING BlackRock Inflation Protected Bond Portfolio
ING BlackRock Large Cap Growth Portfolio
ING Bond Portfolio
ING Clarion Global Real Estate Portfolio
ING Clarion Real Estate Portfolio
ING DFA World Equity Portfolio
ING FMR Diversified Mid Cap Portfolio
ING Franklin Income Portfolio
ING Franklin Mutual Shares Portfolio
ING Franklin Templeton Founding Strategy Portfolio
ING Global Perspectives Portfolio
ING Global Resources Portfolio
ING Invesco Growth and Income Portfolio
ING JPMorgan Emerging Markets Equity Portfolio
ING JPMorgan Small Cap Core Equity Portfolio
ING Large Cap Growth Portfolio
ING Large Cap Value Portfolio
ING Limited Maturity Bond Portfolio
ING Liquid Assets Portfolio
ING Marsico Growth Portfolio
ING MFS Total Return Portfolio
ING MFS Utilities Portfolio
ING Morgan Stanley Global Franchise Portfolio
ING Multi-Manager Large Cap Core Portfolio
ING PIMCO High Yield Portfolio
ING PIMCO Total Return Bond Portfolio
ING Retirement Conservative Portfolio
ING Retirement Growth Portfolio
ING Retirement Moderate Growth Portfolio
ING Retirement Moderate Portfolio
ING T. Rowe Price Capital Appreciation Portfolio
ING T. Rowe Price Equity Income Portfolio
ING T. Rowe Price International Stock Portfolio
ING Templeton Global Growth Portfolio
ING U.S. Stock Index Portfolio

The schedules are not audited.

ING AMERICAN FUNDS ASSET ALLOCATION PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets

Master Fund: 100.1%
22,715,211	@	American Funds Asset Allocation Fund — Class 1 Shares	$483,606,843	100.1
		Total Investments in Master Fund (Cost $321,788,224)	$483,606,843	100.1
		Liabilities in Excess of Other Assets	(325,585)	(0.1)
		Net Assets	$483,281,258	100.0

@	Non-income producing security

Cost for federal income tax purposes is $328,981,686.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$154,625,157
Gross Unrealized Depreciation	—
Net Unrealized Appreciation	$154,625,157

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2013
Asset Table
Investments, at fair value
Master Fund	$483,606,843	$—	$—	$483,606,843
Total Investments, at fair value	$483,606,843	$—	$—	$483,606,843

ING AMERICAN FUNDS GLOBAL GROWTH AND INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets

Master Fund: 99.9%
1,920,579	@	American Funds Global Growth and Income Fund — Class 1 Shares	$22,931,717	99.9
		Total Investments in Master Fund (Cost $20,570,675)	$22,931,717	99.9
		Assets in Excess of Other Liabilities	29,935	0.1
		Net Assets	$22,961,652	100.0

@	Non-income producing security

Cost for federal income tax purposes is $20,721,562.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$2,210,155
Gross Unrealized Depreciation	—
Net Unrealized Appreciation	$2,210,155

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2013
Asset Table
Investments, at fair value
Master Fund	$22,931,717	$—	$—	$22,931,717
Total Investments, at fair value	$22,931,717	$—	$—	$22,931,717

ING AMERICAN FUNDS INTERNATIONAL GROWTH AND INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets

Master Fund: 99.9%
1,057,960	@	American Funds International Growth and Income Fund — Class 1 Shares	$18,281,547	99.9
		Total Investments in Master Fund (Cost $16,393,712)	$18,281,547	99.9
		Assets in Excess of Other Liabilities	22,966	0.1
		Net Assets	$18,304,513	100.0

@	Non-income producing security

Cost for federal income tax purposes is $16,599,694.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$1,681,853
Gross Unrealized Depreciation	—
Net Unrealized Appreciation	$1,681,853

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2013
Asset Table
Investments, at fair value
Master Fund	$18,281,547	$—	$—	$18,281,547
Total Investments, at fair value	$18,281,547	$—	$—	$18,281,547

ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets

Master Fund: 100.0%
54,662,802	@	American Funds International Fund — Class 2 Shares	$1,081,776,850	100.0
		Total Investments in Master Fund (Cost $1,034,141,869)	$1,081,776,850	100.0
		Liabilities in Excess of Other Assets	(530,449)	—
		Net Assets	$1,081,246,401	100.0

@	Non-income producing security

Cost for federal income tax purposes is $1,068,739,654.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$13,037,196
Gross Unrealized Depreciation	—
Net Unrealized Appreciation	$13,037,196

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2013
Asset Table
Investments, at fair value
Master Fund	$1,081,776,850	$—	$—	$1,081,776,850
Total Investments, at fair value	$1,081,776,850	$—	$—	$1,081,776,850

ING AMERICAN FUNDS WORLD ALLOCATION PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets

Underlying Funds: 100.1%
3,119,290	@	American FIS Blue Chip I&G Fund — Class 1 Shares	$37,618,641	20.0
4,330,750	@	American Funds Bond Fund — Class 1 Shares	47,291,787	25.2
258,023	@	American Funds Growth Fund — Class 1 Shares	18,838,293	10.0
826,082	@	American Funds High-Income Bond Fund — Class 1 Shares	9,450,377	5.0
942,777	@	American Funds International Fund — Class 1 Shares	18,751,825	10.0
1,085,783		American Funds International Growth and Income Fund — Class 1 Shares	18,762,334	10.0
1,541,835	@	American Funds New World Fund — Class 1 Shares	37,497,426	19.9

		Total Investments in Underlying Funds (Cost $166,378,325)	$188,210,683	100.1
		Liabilities in Excess of Other Assets	(129,517)	(0.1)
		Net Assets	$188,081,166	100.0

@	Non-income producing security

Cost for federal income tax purposes is $166,978,196.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$22,129,495
Gross Unrealized Depreciation	(897,008)
Net Unrealized Appreciation	$21,232,487

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2013
Asset Table
Investments, at fair value
Underlying Funds	$188,210,683	$—	$—	$188,210,683
Total Investments, at fair value	$188,210,683	$—	$—	$188,210,683

ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 99.5%
		Consumer Discretionary: 1.1%
211,100		Service Corp. International	$3,930,682	1.1

		Health Care: 98.4%
247,300		AbbVie, Inc.	11,061,729	3.0
79,013	@, L	Acadia Pharmaceuticals, Inc.	2,170,487	0.6
12,700		Acceleron Pharma, Inc.	282,321	0.1
77,500		Acorda Therapeutics, Inc.	2,656,700	0.7
22,600		Actavis, Inc.	3,254,400	0.9
28,300		Actelion Ltd. — Reg	2,009,345	0.5
26,800		Aegerion Pharmaceuticals, Inc.	2,297,028	0.6
86,814		Aetna, Inc.	5,557,832	1.5
7,300	L	Agios Pharmaceuticals, Inc.	204,108	0.1
30,963		Alexion Pharmaceuticals, Inc.	3,596,662	1.0
87,600		Alkermes PLC	2,945,112	0.8
31,318		Allergan, Inc.	2,832,713	0.8
79,669		Alnylam Pharmaceuticals, Inc.	5,099,613	1.4
28,100		AmerisourceBergen Corp.	1,716,910	0.5
129,519		Amgen, Inc.	14,498,357	3.9
122,800	@	Array Biopharma, Inc.	763,816	0.2
82,000		Baxter International, Inc.	5,386,580	1.5
63,200		Bayer AG	7,453,233	2.0
30,800		Biogen Idec, Inc.	7,415,408	2.0
66,000		BioMarin Pharmaceuticals, Inc.	4,766,520	1.3
51,100		Biota Pharmaceuticals, Inc.	213,598	0.1
12,600	@, L	Bluebird Bio, Inc.	339,696	0.1
456,200		Boston Scientific Corp.	5,355,788	1.5
285,500		Bristol-Myers Squibb Co.	13,212,940	3.6
53,506		Cardinal Health, Inc.	2,790,338	0.8
77,100		CareFusion Corp.	2,844,990	0.8
19,400		Catamaran Corp.	891,430	0.2
129,871		Celgene Corp.	19,991,043	5.4
82,200		Celldex Therapeutics, Inc.	2,912,346	0.8
47,400		Cerner Corp.	2,490,870	0.7
74,900		Chugai Pharmaceutical Co., Ltd.	1,540,255	0.4
28,900		Cigna Corp.	2,221,254	0.6
6,400	@	Clovis Oncology, Inc.	388,992	0.1
42,400		Coloplast A/S	2,414,968	0.7
24,800	@, L	Conatus Pharmaceuticals, Inc.	249,240	0.1
52,000		Cooper Cos., Inc.	6,743,880	1.8
62,510		Covidien PLC	3,809,359	1.0
65,400		Densply International, Inc.	2,839,014	0.8
47,005	@	Dyax Corp.	322,454	0.1
30,800		Edwards Lifesciences Corp.	2,144,604	0.6
91,300		Eli Lilly & Co.	4,595,129	1.2
82,800		Envision Healthcare Holdings, Inc.	2,155,284	0.6
9,721	@	Esperion Therapeutics, Inc.	183,338	0.0
80,600	@, L	Exelixis, Inc.	469,092	0.1
29,166		Express Scripts Holding Co.	1,801,876	0.5
198,660		Gilead Sciences, Inc.	12,483,794	3.4
106,400		HCA Holdings, Inc.	4,548,600	1.2
53,700	@	ICON PLC	2,197,941	0.6
46,200	@	Illumina, Inc.	3,734,346	1.0
96,600		Infinity Pharmaceuticals, Inc.	1,685,670	0.5
111,000		InterMune, Inc.	1,706,070	0.5
105,823	@, X	Intra-Cellular Therapies, Inc.	336,136	0.1
3,900		Intuitive Surgical, Inc.	1,467,453	0.4
88,240	@	Isis Pharmaceuticals, Inc.	3,312,530	0.9
207,500		Johnson & Johnson	17,988,175	4.9
9,091		Life Technologies Corp.	680,280	0.2
39,431		McKesson Corp.	5,058,997	1.4
1,546,390	@, X	Medipattern Corp.	—	—
21,300		Medivation, Inc.	1,276,722	0.3
168,188		Medtronic, Inc.	8,956,011	2.4
174,200		Merck & Co., Inc.	8,293,662	2.2
36,000		Momenta Pharmaceuticals, Inc.	518,040	0.1
12,000	@	Morphosys AG	931,484	0.2
109,500		Mylan Laboratories	4,179,615	1.1
170,400		Novartis AG	13,106,857	3.6
31,400		Ono Pharmaceutical Co., Ltd.	1,929,332	0.5
17,800		Ophthotech Corp.	528,838	0.1
436,030		Pfizer, Inc.	12,518,421	3.4
19,200		Pharmacyclics, Inc.	2,657,664	0.7
52,100		Premier, Inc.	1,651,570	0.4
12,900	@, L	Prosensa Holdings BV	85,269	0.0
141,026	@, L	Protalix BioTherapeutics, Inc.	638,848	0.2
12,700	@	PTC Therapeutics, Inc.	272,542	0.1
22,300		Puma Biotechnology, Inc.	1,196,618	0.3
25,275		Regeneron Pharmaceuticals, Inc.	7,907,789	2.1
42,100		Roche Holding AG — Genusschein	11,361,670	3.1
35,500		Sanofi	3,595,331	1.0
129,255		Seattle Genetics, Inc.	5,665,247	1.5
26,900		Shire PLC ADR	3,225,041	0.9
26,294		Sirona Dental Systems, Inc.	1,759,857	0.5
130,300		Stryker Corp.	8,806,977	2.4
11,153	@	Synageva BioPharma Corp.	706,097	0.2
11,300		Teleflex, Inc.	929,764	0.3
69,000		Teva Pharmaceutical Industries Ltd. ADR	2,606,820	0.7

ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Health Care: (continued)
44,800		Thermo Fisher Scientific, Inc.	$4,128,320	1.1
147,406	@, X	Ultragenyx Pharmaceutical, Inc.	408,226	0.1
124,475		UnitedHealth Group, Inc.	8,913,655	2.4
73,900		Universal Health Services, Inc.	5,541,761	1.5
43,600		Valeant Pharmaceuticals International	4,548,788	1.2
29,280	@	Verastem, Inc.	364,243	0.1
62,820		Vertex Pharmaceuticals, Inc.	4,763,012	1.3
21,332		Waters Corp.	2,265,672	0.6
20,100		Zimmer Holdings, Inc.	1,651,014	0.4
34,600		Zoetis, Inc.	1,076,752	0.3
			363,058,173	98.4

		Industrials: 0.0%
2,124		Koninklijke Philips NV	68,522	0.0

		Total Common Stock (Cost $303,884,214)	367,057,377	99.5

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 1.9%
	Securities Lending Collateralcc(1): 0.9%
1,000,000	Citigroup, Inc., Repurchase Agreement dated 09/30/13, 0.10%, due 10/01/13 (Repurchase Amount $1,000,003, collateralized by various U.S. Government Agency Obligations, 0.000%–7.000%, Market Value plus accrued interest $1,020,000, due 06/01/14–09/15/49)	1,000,000	0.3
366,893	Credit Suisse Securities, Repurchase Agreement dated 09/30/13, 0.05%, due 10/01/13 (Repurchase Amount $366,894, collateralized by various U.S. Government Securities, 0.000%, Market Value plus accrued interest $374,233, due 11/15/17–08/15/41)	366,893	0.1
1,000,000	Daiwa Capital Markets, Repurchase Agreement dated 09/30/13, 0.12%, due 10/01/13 (Repurchase Amount $1,000,003, collateralized by various U.S. Government Agency Obligations, 0.000%–6.500%, Market Value plus accrued interest $1,020,000, due 01/22/14–03/01/48)	1,000,000	0.3
1,000,000	JPMorgan Chase & Co., Repurchase Agreement dated 09/30/13, 0.07%, due 10/01/13 (Repurchase Amount $1,000,002, collateralized by various U.S. Government Agency Obligations, 2.000%–5.500%, Market Value plus accrued interest $1,020,011, due 03/01/23–07/01/43)	1,000,000	0.2
		3,366,893	0.9

Shares		Value	Percentage of Net Assets
	Affiliated Investment Companies: 1.0%
3,558,513	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.020%†† (Cost $3,558,513)	3,558,513	1.0

	Total Short-Term Investments (Cost $6,925,406)	6,925,406	1.9

	Total Investments in Securities (Cost $310,809,620)	$373,982,783	101.4
	Liabilities in Excess of Other Assets	(5,057,166)	(1.4)
	Net Assets	$368,925,617	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

††	Rate shown is the 7-day yield as of September 30, 2013.

@	Non-income producing security

ADR	American Depositary Receipt

cc	Securities purchased with cash collateral for securities loaned.

L	Loaned security, a portion or all of the security is on loan at September 30, 2013.

X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Cost for federal income tax purposes is $311,086,852.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$66,031,295
Gross Unrealized Depreciation	(3,135,364)
Net Unrealized Appreciation	$62,895,931

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2013
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$3,930,682	$—	$—	$3,930,682
Health Care	317,971,336	44,342,475	744,362	363,058,173
Industrials	—	68,522	—	68,522
Total Common Stock	321,902,018	44,410,997	744,362	367,057,377
Short-Term Investments	3,558,513	3,366,893	—	6,925,406
Total Investments, at fair value	$325,460,531	$47,777,890	$744,362	$373,982,783
Other Financial Instruments+
Forward Foreign Currency Contracts	—	833,750	—	833,750
Total Assets	$325,460,531	$48,611,640	$744,362	$374,816,533
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(2,529,692)	$—	$(2,529,692)
Total Liabilities	$—	$(2,529,692)	$—	$(2,529,692)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2013, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/12	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 9/30/13	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
BlackRock Liquidity Funds, TempFund, Institutional Class	$9,950,540	$164,858,509	$(171,250,536)	$—	$3,558,513	3,515	$—	$—
	$9,950,540	$164,858,509	$(171,250,536)	$—	$3,558,513	$3,515	$—	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

At September 30, 2013, the following forward foreign currency contracts were outstanding for the ING BlackRock Health Sciences Opportunities Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	Swiss Franc	1,612,879	Buy	10/22/13	$1,710,000	$1,783,770	$73,770
Barclays Bank PLC	Swiss Franc	3,185,151	Buy	10/22/13	3,340,000	3,522,631	182,631
BNP Paribas Bank	Swiss Franc	865,815	Buy	10/22/13	913,840	957,552	43,712
Citigroup, Inc.	EU Euro	1,450,000	Buy	10/22/13	1,942,217	1,961,739	19,522
Citigroup, Inc.	Swiss Franc	1,538,903	Buy	10/22/13	1,660,000	1,701,956	41,956
Citigroup, Inc.	Swiss Franc	1,906,284	Buy	10/22/13	2,005,000	2,108,262	103,262
Deutsche Bank AG	EU Euro	1,304,234	Buy	10/22/13	1,729,344	1,764,529	35,185
Royal Bank of Scotland Group PLC	Danish Krone	6,911,092	Buy	10/22/13	1,212,040	1,253,836	41,796
UBS Warburg LLC	Swiss Franc	1,274,295	Buy	10/22/13	1,399,409	1,409,312	9,903
UBS Warburg LLC	Japanese Yen	156,725,000	Buy	10/22/13	1,594,753	1,594,637	(116)
UBS Warburg LLC	Swiss Franc	1,538,588	Buy	10/22/13	1,660,000	1,701,607	41,607
UBS Warburg LLC	Swiss Franc	4,084,385	Buy	10/22/13	4,420,000	4,517,142	97,142
UBS Warburg LLC	EU Euro	6,685,000	Buy	10/22/13	8,901,031	9,044,295	143,264
							$833,634

Bank of America	Swiss Franc	397,033	Sell	10/22/13	$429,188	$439,101	$(9,913)
The Bank of New York Mellon Corp.	EU Euro	39,225	Sell	10/22/13	52,212	53,068	(856)
BNP Paribas Bank	Swiss Franc	405,223	Sell	10/22/13	431,921	448,158	(16,237)
BNP Paribas Bank	EU Euro	67,000	Sell	10/22/13	89,399	90,646	(1,247)
BNP Paribas Bank	Japanese Yen	320,466,000	Sell	10/22/13	3,231,504	3,260,660	(29,156)
BNP Paribas Bank	EU Euro	9,125,000	Sell	10/22/13	11,892,959	12,345,428	(452,469)
Citigroup, Inc.	Swiss Franc	568,276	Sell	10/22/13	616,995	628,488	(11,493)
Citigroup, Inc.	Swiss Franc	232,902	Sell	10/22/13	251,210	257,579	(6,369)
Citigroup, Inc.	Swiss Franc	336,679	Sell	10/22/13	361,821	372,352	(10,531)
Citigroup, Inc.	Swiss Franc	319,137	Sell	10/22/13	343,168	352,951	(9,783)
Citigroup, Inc.	Japanese Yen	4,510,975	Sell	10/22/13	45,708	45,898	(190)
Citigroup, Inc.	Swiss Franc	981,175	Sell	10/22/13	1,033,832	1,085,134	(51,302)
Citigroup, Inc.	Swiss Franc	965,000	Sell	10/22/13	997,519	1,067,246	(69,727)
Credit Suisse Group AG	Swiss Franc	408,608	Sell	10/22/13	444,036	451,902	(7,866)
Deutsche Bank AG	Swiss Franc	6,497	Sell	10/22/13	7,127	7,185	(58)
Deutsche Bank AG	Danish Krone	31,702	Sell	10/22/13	5,628	5,751	(123)
Royal Bank of Scotland Group PLC	EU Euro	299,000	Sell	10/22/13	397,901	404,525	(6,624)
Royal Bank of Scotland Group PLC	Swiss Franc	582,381	Sell	10/22/13	628,250	644,087	(15,837)
Royal Bank of Scotland Group PLC	Danish Krone	394,841	Sell	10/22/13	70,135	71,633	(1,498)
Royal Bank of Scotland Group PLC	Danish Krone	6,911,092	Sell	10/22/13	1,186,046	1,253,835	(67,789)
UBS Warburg LLC	EU Euro	2,720,000	Sell	10/22/13	3,626,522	3,679,953	(53,431)
UBS Warburg LLC	EU Euro	61,112	Sell	10/22/13	80,991	82,680	(1,689)
UBS Warburg LLC	Swiss Franc	140,012	Sell	10/22/13	150,005	154,846	(4,841)
UBS Warburg LLC	Swiss Franc	3,084,812	Sell	10/22/13	3,330,000	3,411,661	(81,661)
UBS Warburg LLC	Swiss Franc	930,330	Sell	10/22/13	1,000,000	1,028,902	(28,902)
UBS Warburg LLC	Swiss Franc	1,568,135	Sell	10/22/13	1,675,000	1,734,285	(59,285)
UBS Warburg LLC	Swiss Franc	19,830,860	Sell	10/22/13	20,401,322	21,932,021	(1,530,699)
							$(2,529,576)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2013 was as follows:

Derivatives not accounted for as hedging instruments

Asset Derivatives	Instrument Type	Fair Value
Foreign exchange contracts	Forward foreign currency contracts	$833,750
Total Asset Derivatives		$833,750

Liability Derivatives	Instrument Type
Foreign exchange contracts	Forward foreign currency contracts	$2,529,692
Total Liability Derivatives		$2,529,692

ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at September 30, 2013:

Assets:	Bank of America	Barclays Bank PLC	BNP Paribas Bank	Citigroup, Inc.	Credit Suisse Group AG	Deutsche Bank AG	Royal Bank of Scotland Group PLC	The Bank of New York Mellon Corp.	UBS Warburg LLC	Totals
Forward foreign currency contracts	$—	$256,401	$43,712	$164,740	$—	$35,185	$41,796	$—	$291,916	$833,750
Total Assets	$—	$256,401	$43,712	$164,740	$—	$35,185	$41,796	$—	$291,916	$833,750

Liabilities:
Forward foreign currency contracts	$9,913	$—	$499,109	$159,395	$7,866	$181	$91,748	$856	$1,760,624	$2,529,692
Total Liabilities	$9,913	$—	$499,109	$159,395	$7,866	$181	$91,748	$856	$1,760,624	$2,529,692

Net OTC derivative instruments by counterparty, at fair value	$(9,913)	$256,401	$(455,397)	$5,345	$(7,866)	$35,004	$(49,952)	$(856)	$(1,468,708)	$(1,695,942)
Total collateral pledged by Portfolio/(Received from counterparty)	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Net Exposure(1)	$(9,913)	$256,401	$(455,397)	$5,345	$(7,866)	$35,004	$(49,952)	$(856)	$(1,468,708)	$(1,695,942)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

ING BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited)

Principal Amount†		Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: 0.1%
	Financials: 0.1%
590,000	Bear Stearns Cos., Inc., 3.760%, 03/10/14	$588,867	0.1

	Total Corporate Bonds/Notes (Cost $585,361)	588,867	0.1

COLLATERALIZED MORTGAGE OBLIGATIONS: 0.0%
166,267	GMAC Commercial Mortgage Securities, Inc., 4.547%, 12/10/41	166,795	0.0

	Total Collateralized Mortgage Obligations (Cost $159,441)	166,795	0.0

STRUCTURED PRODUCTS: 0.0%
	Financials: 0.0%
445,000	International Bank for Reconstruction & Development, 2.126%, 12/10/13	443,540	0.0

	Total Structured Products (Cost $444,616)	443,540	0.0

FOREIGN GOVERNMENT BONDS: 18.9%
EUR 69,425,000	Bundesschatzanweisungen, 0.250%, 09/11/15	94,065,343	10.0
CAD 1,351,852	Canadian Government Bond, 1.500%, 12/01/44	1,430,085	0.1
EUR 41,750,000	France Government Bond OAT, 0.250%, 11/25/15	56,340,246	6.0
EUR 605,900	Hellenic Republic Government Bond, 16.650%, 10/15/42	9,426	0.0
EUR 19,164,267	Italy Buoni Poliennali Del Tesoro, 2.100%, 09/15/16	26,462,286	2.8

	Total Foreign Government Bonds (Cost $176,751,528)	178,307,386	18.9

U.S. GOVERNMENT AGENCY OBLIGATIONS: 16.1%
	Federal Home Loan Mortgage Corporation: 7.0%##
65,363,168	3.500%, due 04/01/43	66,516,289	7.0

	Federal National Mortgage Association: 9.1%##
15,132,860	3.500%, due 02/01/42	15,444,550	1.6
31,155,091	3.500%, due 08/01/42	31,759,769	3.4
26,889,623	3.500%, due 10/01/42	27,402,540	2.9
10,652,659	3.500%, due 11/01/42	10,856,077	1.2
		85,462,936	9.1

	Total U.S. Government Agency Obligations (Cost $150,681,529)	151,979,225	16.1

U.S. TREASURY OBLIGATIONS: 52.6%
	Treasury Inflation Indexed Protected Securities: 52.6%
50,943,400	0.125%, due 04/15/16	55,366,005	5.9
6,986,800	0.125%, due 04/15/17	7,415,528	0.8
44,660,000	0.125%, due 04/15/18	46,530,491	4.9
9,722,200	0.125%, due 01/15/22	9,918,465	1.1
14,145,000	0.125%, due 07/15/22	14,167,562	1.5
17,638,000	0.125%, due 01/15/23	17,378,661	1.8
28,020,000	0.375%, due 07/15/23	28,000,392	3.0
8,037,900	0.625%, due 07/15/21	8,679,978	0.9
11,500,000	0.625%, due 02/15/43	9,597,591	1.0
16,314,700	0.750%, due 02/15/42	14,463,888	1.5
25,430,000	1.125%, due 01/15/21	29,258,912	3.1
13,000,000	1.250%, due 07/15/20	15,249,022	1.6
21,010,000	1.375%, due 01/15/20	24,914,652	2.6
26,869,000	1.750%, due 01/15/28	33,602,009	3.6
8,363,100	1.875%, due 07/15/15	10,610,580	1.1
4,430,000	1.875%, due 07/15/19	5,495,346	0.6
4,190,000	2.000%, due 01/15/16	5,276,960	0.6
18,240,000	2.000%, due 01/15/26	24,803,224	2.6
4,815,000	2.125%, due 01/15/19	5,951,324	0.6
13,641,300	2.125%, due 02/15/40	17,464,657	1.9
6,070,700	2.125%, due 02/15/41	7,683,648	0.8
14,971,500	2.375%, due 01/15/25	22,172,977	2.3
17,612,000	2.375%, due 01/15/27	24,581,233	2.6
1,345,000	2.500%, due 07/15/16	1,718,008	0.2
14,125,000	2.500%, due 01/15/29	18,917,828	2.0
2,445,000	3.375%, due 04/15/32	4,512,940	0.5
6,740,000	3.625%, due 04/15/28	13,477,551	1.4
9,503,000	3.875%, due 04/15/29	19,390,547	2.1

	Total U.S. Treasury Obligations (Cost $521,971,606)	496,599,979	52.6

# of Contracts			Value	Percentage of Net Assets

PURCHASED OPTIONS: 0.3%
		Exchange Traded Options: 0.0%
323	@	U.S. Treasury 10-Year Note, Strike @ 130.000, Exp. 10/25/13	10,094	0.0
519	@	U.S. Treasury 10-Year Note, Strike @ 123.000, Exp. 10/25/13	56,768	0.0
			66,862	0.0

		Options on Currencies: 0.0%
11,200,000	@	Put EUR vs. Call USD, Strike @ 1.305, Exp. 10/15/13 Counterparty: Deutsche Bank AG	2,878	0.0
5,800,000	@	Put GBP vs. Call AUD, Strike @ 1.709, Exp. 11/27/13 Counterparty: Barclays Bank PLC	66,015	0.0
			68,893	0.0

ING BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

# of Contracts			Value	Percentage of Net Assets

PURCHASED OPTIONS: (continued)
		Options on Inflations Caps: 0.0%
6,085,000	@	Inflation Rate Cap on US CPI Urban Consumers NSA (CPURNSA), Portfolio receives maximum of CPURNSA minus 2.000% or $0, Exp. 05/13/14 Counterparty: Deutsche Bank AG	$2,228	0.0
12,170,000	@	Inflation Rate Cap on US CPI Urban Consumers NSA (CPURNSA), Portfolio receives maximum of CPURNSA minus 2.000% or $0, Exp. 05/10/14 Counterparty: Deutsche Bank AG	4,560	0.0
36,505,000	@	Inflation Rate Cap on US CPI Urban Consumers NSA (CPURNSA), Portfolio receives maximum of CPURNSA minus 2.000% or $0, Exp. 05/10/14 Counterparty: Deutsche Bank AG	13,678	0.0
			20,466	0.0

		OTC Interest Rate Swaptions: 0.3%
19,200,000	@	Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 4.254%, Exp. 02/01/16 Counterparty: Deutsche Bank AG	645,466	0.1
10,100,000	@	Receive a floating rate based on the 6-month EUR-EURIBOR and pay a fixed rate equal to 2.500%, Exp. 06/08/22 Counterparty: Deutsche Bank AG	1,967,806	0.2
			2,613,272	0.3

		Total Purchased Options (Cost $2,838,045)	2,769,493	0.3

		Total Long-Term Investments (Cost $853,432,126)	830,855,285	88.0

Shares		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 11.5%
	Mutual Funds: 6.1%
57,905,302	Dreyfus Treasury & Agency Cash Management Fund — Institutional Shares, 0.010%†† (Cost $57,905,302)	57,905,302	6.1

	Affiliated Investment Companies: 5.4%
50,728,766	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.020%†† (Cost $50,728,766)	50,728,766	5.4

	Total Short-Term Investments (Cost $108,634,068)	108,634,068	11.5

	Total Investments in Securities (Cost $962,066,194)	$939,489,353	99.5
	Assets in Excess of Other Liabilities	4,381,389	0.5
	Net Assets	$943,870,742	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

††	Rate shown is the 7-day yield as of September 30, 2013.

##	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

@	Non-income producing security

CAD	Canadian Dollar

EUR	EU Euro

Cost for federal income tax purposes is $963,186,617.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$3,932,001
Gross Unrealized Depreciation	(27,629,265)
Net Unrealized Depreciation	$(23,697,264)

ING BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2013
Asset Table
Investments, at fair value
Purchased Options	$66,862	$2,702,631	$—	$2,769,493
Corporate Bonds/Notes	—	588,867	—	588,867
Collateralized Mortgage Obligations	—	166,795	—	166,795
Structured Products	—	443,540	—	443,540
Foreign Government Bonds	—	178,307,386	—	178,307,386
U.S. Government Agency Obligations	—	151,979,225	—	151,979,225
Short-Term Investments	50,728,766	57,905,302	—	108,634,068
U.S. Treasury Obligations	—	496,599,979	—	496,599,979
Total Investments, at fair value	$50,795,628	$888,693,725	$—	$939,489,353
Other Financial Instruments+
Swaps	—	632,450	—	632,450
Futures	1,853,341	—	—	1,853,341
Forward Foreign Currency Contracts	—	532,473	—	532,473
Total Assets	$52,648,969	$889,858,648	$—	$942,507,617
Liabilities Table
Other Financial Instruments+
Written Options	$(345,066)	$(1,602,613)	$—	$(1,947,679)
Swaps	(341,286)	(378,815)	—	(720,101)
Futures	(2,379,582)	—	—	(2,379,582)
Forward Foreign Currency Contracts	—	(1,670,974)	—	(1,670,974)
Total Liabilities	$(3,065,934)	$(3,652,402)	$—	$(6,718,336)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2013, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/12	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 9/30/13	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
BlackRock Liquidity Funds, TempFund, Institutional Class	$82,995,964	$2,101,624,048	$(2,133,891,246)	$—	$50,728,766	$48,676	$—	$—
	$82,995,964	$2,101,624,048	$(2,133,891,246)	$—	$50,728,766	$48,676	$—	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

ING BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

At September 30, 2013, the following forward foreign currency contracts were outstanding for the ING BlackRock Inflation Protected Bond Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Bank of America	Japanese Yen	291,022,000	Buy	10/15/13	$2,936,069	$2,960,943	$24,874
The Bank of New York Mellon Corp.	Norwegian Krone	975,000	Buy	10/15/13	163,673	162,056	(1,617)
Barclays Bank PLC	Australian Dollar	5,484,796	Buy	10/15/13	29,365,000	29,737,836	372,836
BNP Paribas Bank	Norwegian Krone	2,668,000	Buy	10/15/13	440,366	443,453	3,087
Deutsche Bank AG	EU Euro	8,119,533	Buy	10/15/13	10,076,357	10,208,033	131,676
Deutsche Bank AG	Norwegian Krone	45,082,876	Buy	10/15/13	8,394,149	7,493,301	(900,848)
Deutsche Bank AG	Norwegian Krone	14,983,526	Buy	10/15/13	2,700,000	2,490,437	(209,563)
							$(579,555)

BNP Paribas Bank	EU Euro	210,000	Sell	10/24/13	$283,221	$284,115	$(894)
JPMorgan Chase & Co.	EU Euro	111,018,000	Sell	10/24/13	149,740,190	150,199,693	(459,503)
Deutsche Bank AG	Japanese Yen	294,215,000	Sell	10/15/13	2,957,083	2,993,430	(36,347)
Deutsche Bank AG	Canadian Dollar	1,403,000	Sell	10/22/13	1,358,222	1,361,383	(3,161)
UBS Warburg LLC	EU Euro	28,885,000	Sell	10/24/13	39,047,379	39,079,412	(32,033)
UBS Warburg LLC	Japanese Yen	454,774,400	Sell	10/15/13	4,600,000	4,627,008	(27,008)
							$(558,946)

ING BlackRock Inflation Protected Bond Portfolio Open Futures Contracts on September 30, 2013:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
3-Month Euro Euribor	298	12/15/14	$100,298,540	$105,127
U.S. Treasury 10-Year Note	708	12/19/13	89,484,566	1,562,698
U.S. Treasury 2-Year Note	321	12/31/13	70,705,264	185,516
			$260,488,370	$1,853,341
Short Contracts
90-Day Eurodollar	(192)	12/15/14	$(47,755,200)	$(19,572)
Canada 10-Year Bond	(32)	12/18/13	(4,027,455)	(92,517)
Euro-Schatz	(1,046)	12/06/13	(156,225,006)	(107,055)
Long Gilt	(32)	12/27/13	(5,715,137)	(85,279)
U.S. Treasury 5-Year Note	(1,827)	12/31/13	(221,152,650)	(997,548)
U.S. Treasury Long Bond	(218)	12/19/13	(29,075,750)	(499,190)
U.S. Treasury Ultra Long Bond	(217)	12/19/13	(30,834,344)	(578,421)
			$(494,785,542)	$(2,379,582)

ING BlackRock Inflation Protected Bond Portfolio Centrally Cleared Interest Rate Swap Agreements Outstanding on September 30, 2013:

	Termination Date	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 0.489%	08/08/15	88,300,000	$(86,272)	$(87,774)
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.543%	08/01/18	19,900,000	(58,746)	(59,116)
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.888%	07/12/23	14,800,000	(196,268)	(196,585)
			$(341,286)	$(343,475)

ING BlackRock Inflation Protected Bond Portfolio Over-the-Counter Interest Rate Swap Agreements Outstanding on September 30, 2013:

	Termination Date	Notional Amount	Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 2.500% and pay a floating rate based on the 3-month USD-LIBOR-BBA Counterparty: Deutsche Bank AG	03/17/24	USD 9,000,000	$(378,815)	$—	$(378,815)
			$(378,815)	$—	$(378,815)

ING BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

ING BlackRock Inflation Protected Bond Portfolio Total Return Swap Agreements Outstanding on September 30, 2013:

	Termination Date	Notional Amount	Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive the positive price return of the Barclays Real Rates Inflation Basket. Pay a floating rate based on the 1-month USD-LIBOR-BBA plus 35 basis points and, if negative, the absolute value of the total return on the basket. Counterparty: Barclays Bank PLC	10/23/13	USD 414,721,241	$632,450	$—	$632,450
			$632,450	$—	$632,450

ING BlackRock Inflation Protected Bond Portfolio Written Inflation Caps Outstanding on September 30, 2013:

Inflation Caps

Description	Counterparty	Exercise Rate	Exercise Index	Termination Date	Notional Amount	Premiums Received	Fair Value
Cap- HICPx Index	Deutsche Bank AG	2.500%	Maximum of [1-(Index Final/Index Initial)] or $0	04/26/22	EUR 3,140,000	$217,411	$(89,410)
						$217,411	$(89,410)

ING BlackRock Inflation Protected Bond Portfolio Written Options Open on September 30, 2013:

Exchange-Traded Options

Description	Exercise Price	Expiration Date	# of Contracts	Premiums Received	Value
U.S. Treasury 10-Year Note	120.00	10/25/13	519	$209,306	$(8,112)
U.S. Treasury 10-Year Note	127.00	10/25/13	323	118,116	(176,642)
U.S. Treasury 5-Year Note	120.00	11/22/13	228	77,905	(73,031)
U.S. Treasury 5-Year Note	121.50	11/22/13	228	59,587	(87,281)
				$464,914	$(345,066)

ING BlackRock Inflation Protected Bond Portfolio Written OTC Options on September 30, 2013:

Notional Amount	Counterparty	Description	Exercise Price	Expiration Date	Premiums Received	Fair Value
Options on Currencies
5,500,000	Deutsche Bank AG	Call NOK vs. Put AUD	5 .100 AUD	11/04/13	$45,476	$(529)
11,200,000	Deutsche Bank AG	Call EUR vs. Put USD	1 .350 EUR	10/15/13	32,780	(108,867)
5,800,000	Barclays Bank PLC	Call GBP vs. Put AUD	1 .780 GBP	11/27/13	127,382	(71,768)
				Total Written OTC Options	$205,638	$(181,164)

ING BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

ING BlackRock Inflation Protected Bond Portfolio Written Swaptions Open on September 30, 2013:

Written Interest Rate Swaptions

Description	Counterparty	Floating Rate Index/Underlying Reference Entity	Pay/ Receive Floating	Exercise Rate	Expiration Date	Notional Amount	Premiums Received	Fair Value
Put OTC Swaption	Deutsche Bank AG	6-month EUR-EURIBOR	Pay	4.500%	06/08/22	EUR 10,100,000	$475,559	$(670,463)
Put OTC Swaption	Barclays Bank PLC	3-month USD-LIBOR-BBA	Pay	2.000%	12/26/13	USD 23,600,000	75,520	(52,992)
Put OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Pay	2.250%	06/27/14	USD 14,100,000	148,402	(157,648)
Put OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Pay	2.250%	08/18/14	USD 25,500,000	382,500	(361,959)
Call OTC Swaption	Barclays Bank PLC	3-month USD-LIBOR-BBA	Receive	1.350%	12/06/13	USD 23,600,000	39,927	(26,067)
Call OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Receive	1.250%	06/27/14	USD 14,100,000	148,403	(21,224)
Call OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Receive	1.250%	08/18/14	USD 25,500,000	175,950	(41,686)
					Total Written Swaptions		$1,446,261	$(1,332,039)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2013 was as follows:

Derivatives not accounted for as hedging instruments

Asset Derivatives	Instrument Type	Fair Value
Foreign exchange contracts	Purchased options	$68,893
Interest rate contracts	Purchased options	2,700,600
Foreign exchange contracts	Forward foreign currency contracts	532,473
Interest rate contracts	Futures contracts	1,853,341
Interest rate contracts	Total return swaps	632,450
Total Asset Derivatives		$5,787,757

Liability Derivatives	Instrument Type
Foreign exchange contracts	Forward foreign currency contracts	$1,670,974
Interest rate contracts	Futures contracts	2,379,582
Interest rate contracts	Interest rate swaps	378,815
Interest rate contracts	Interest rate swaps*	341,286
Foreign exchange contracts	Written options	181,164
Interest rate contracts	Written options	1,766,515
Total Liability Derivatives		$6,718,336

*	Includes cumulative appreciation/depreciation of centrally cleared swaps as reported in the table following the Portfolio of Investments.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at September 30, 2013:

Assets:	Bank of America	Barclays Bank PLC	BNP Paribas Bank	Deutsche Bank AG	JPMorgan Chase & Co.	The Bank of New York Mellon Corp.	UBS Warburg LLC	Totals
Purchased options	$—	$66,015	$—	$2,636,616	$—	$—	$—	$2,702,631
Forward foreign currency contracts	24,874	372,836	3,087	131,676	—	—	—	532,473
Total return swaps	—	632,450	—	—	—	—	—	632,450
Total Assets	$24,874	$1,071,301	$3,087	$2,768,292	$—	$—	$—	$3,867,554

Liabilities:
Forward foreign currency contracts	$—	$—	$894	$1,149,919	$459,503	$1,617	$59,041	1,670,974
Interest rate swaps	—	—	—	378,815	—	—	—	378,815
Written options	—	150,827	—	1,451,786	—	—	—	1,602,613
Total Liabilities	$—	$150,827	$894	$2,980,520	$459,503	$1,617	$59,041	$3,652,402

Net OTC derivative instruments by counterparty, at fair value	$24,874	$920,474	$2,193	$(212,228)	$(459,503)	$(1,617)	$(59,041)	215,152
Total collateral pledged by Portfolio/(Received from counterparty)	$—	$—	$—	$(600,000)	$—	$—	$—	$(600,000)
Net Exposure(1)	$24,874	$920,474	$2,193	$(812,228)	$(459,503)	$(1,617)	$(59,041)	$(384,848)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

ING BLACKROCK LARGE CAP GROWTH PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 98.2%
		Consumer Discretionary: 14.8%
32,740		BorgWarner, Inc.	$3,319,509	0.9
220,550		Comcast Corp. — Class A	9,957,832	2.8
16,200		Home Depot, Inc.	1,228,770	0.4
203,240		Lowe’s Cos., Inc.	9,676,256	2.7
103,220		Ross Stores, Inc.	7,514,416	2.1
135,910		TJX Cos., Inc.	7,663,965	2.2
196,482		Twenty-First Century Fox, Inc.	6,582,147	1.9
8,950		VF Corp.	1,781,498	0.5
73,170		Walt Disney Co.	4,718,733	1.3
			52,443,126	14.8

		Consumer Staples: 6.9%
129,505		Coca-Cola Co.	4,905,649	1.4
140,165		CVS Caremark Corp.	7,954,364	2.3
50,060		Philip Morris International, Inc.	4,334,695	1.2
97,010		Wal-Mart Stores, Inc.	7,174,860	2.0
			24,369,568	6.9

		Energy: 7.9%
80,100		Halliburton Co.	3,856,815	1.1
44,030		Marathon Petroleum Corp.	2,832,010	0.8
59,910		Oceaneering International, Inc.	4,867,088	1.4
88,194	L	PBF Energy, Inc.	1,979,955	0.5
85,200		Schlumberger Ltd.	7,528,272	2.1
197,870		Suncor Energy, Inc.	7,079,789	2.0
			28,143,929	7.9

		Financials: 5.6%
151,760		Discover Financial Services	7,669,951	2.1
59,800		Travelers Cos., Inc.	5,069,246	1.4
200,990		US Bancorp.	7,352,214	2.1
			20,091,411	5.6

		Health Care: 15.8%
159,405		Abbott Laboratories	5,290,652	1.5
119,525		AbbVie, Inc.	5,346,353	1.5
44,300		Aetna, Inc.	2,836,086	0.8
114,110		Agilent Technologies, Inc.	5,848,138	1.6
52,790		Amgen, Inc.	5,909,313	1.7
14,290		Biogen Idec, Inc.	3,440,460	1.0
26,730		Celgene Corp.	4,114,549	1.2
53,240		Eli Lilly & Co.	2,679,569	0.7
8,100	@	Envision Healthcare Holdings, Inc.	210,843	0.1
50,780		Gilead Sciences, Inc.	3,191,015	0.9
66,855		McKesson Corp.	8,577,497	2.4
82,520		Merck & Co., Inc.	3,928,777	1.1
19,865		Patterson Cos., Inc.	798,573	0.2
20,500		Universal Health Services, Inc.	1,537,295	0.4
104,100	@	Warner Chilcott PLC	2,378,685	0.7
			56,087,805	15.8

		Industrials: 13.1%
97,830		3M Co.	11,681,880	3.3
64,390		Boeing Co.	7,565,825	2.1
28,430		Cummins, Inc.	3,777,494	1.1
78,080		Ingersoll-Rand PLC — Class A	5,070,515	1.4
90,180		KBR, Inc.	2,943,475	0.8
43,891	@	MRC Global, Inc.	1,176,279	0.3
27,630		Parker Hannifin Corp.	3,003,934	0.8
28,800		Rockwell Collins, Inc.	1,954,368	0.6
215,349		United Continental Holdings, Inc.	6,613,368	1.9
32,840	@	WABCO Holdings, Inc.	2,767,098	0.8
			46,554,236	13.1

		Information Technology: 29.0%
33,035		Alliance Data Systems Corp.	6,985,912	2.0
23,435		Apple, Inc.	11,172,636	3.1
125,550		Applied Materials, Inc.	2,202,147	0.6
22,000	@	Cognizant Technology Solutions Corp.	1,806,640	0.5
45,215		DST Systems, Inc.	3,409,663	0.9
288,200		EMC Corp.	7,366,392	2.1
18,145		Google, Inc. — Class A	15,893,387	4.5
24,655		International Business Machines Corp.	4,565,613	1.3
17,850		Mastercard, Inc.	12,009,123	3.4
370,560		Microsoft Corp.	12,343,354	3.5
85,900		NetApp, Inc.	3,661,058	1.0
301,410		Oracle Corp.	9,997,770	2.8
26,190		Qualcomm, Inc.	1,764,158	0.5
88,300		Symantec Corp.	2,185,425	0.6
26,600		TE Connectivity Ltd.	1,377,348	0.4
49,680	@	Teradata Corp.	2,754,259	0.8
88,550		Teradyne, Inc.	1,462,846	0.4
11,700		Visa, Inc.	2,235,870	0.6
			103,193,601	29.0

		Materials: 5.1%
8,860		CF Industries Holdings, Inc.	1,867,954	0.5
55,230		International Paper Co.	2,474,304	0.7
129,386		Packaging Corp. of America	7,386,647	2.1
38,140		PPG Industries, Inc.	6,371,668	1.8
			18,100,573	5.1

		Total Common Stock (Cost $294,140,088)	348,984,249	98.2

EXCHANGE-TRADED FUNDS: 0.7%
14,670		SPDR Trust Series 1	2,466,027	0.7

		Total Exchange-Traded Funds (Cost $2,367,624)	2,466,027	0.7

		Total Long-Term Investments (Cost $296,507,712)	351,450,276	98.9

ING BLACKROCK LARGE CAP GROWTH PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 1.4%
	Securities Lending Collateralcc(1): 0.5%
20,545	Barclays Bank PLC, Repurchase Agreement dated 09/30/13, 0.05%, due 10/01/13 (Repurchase Amount $20,545, collateralized by various U.S. Government Securities, 0.000%–4.250%, Market Value plus accrued interest $20,956, due 10/15/13–11/15/41)	$20,545	0.0
1,000,000	Deutsche Bank AG, Repurchase Agreement dated 09/30/13, 0.15%, due 10/01/13 (Repurchase Amount $1,000,004, collateralized by various U.S. Government Agency Obligations, 2.000%–8.000%, Market Value plus accrued interest $1,020,000, due 04/15/18–07/15/53)	1,000,000	0.3
1,000,000	Morgan Stanley, Repurchase Agreement dated 09/30/13, 0.06%, due 10/01/13 (Repurchase Amount $1,000,002, collateralized by various U.S. Government Agency Obligations, 0.000%–8.500%, Market Value plus accrued interest $1,020,000, due 11/20/13–11/01/47)	1,000,000	0.2
		2,020,545	0.5

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.9%
3,126,248	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.020%†† (Cost $3,126,248)	3,126,248	0.9

	Total Short-Term Investments (Cost $5,146,793)	5,146,793	1.4

	Total Investments in Securities (Cost $301,654,505)	$356,597,069	100.3
	Liabilities in Excess of Other Assets	(1,171,405)	(0.3)
	Net Assets	$355,425,664	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

††	Rate shown is the 7-day yield as of September 30, 2013.

@	Non-income producing security

cc	Securities purchased with cash collateral for securities loaned.

L	Loaned security, a portion or all of the security is on loan at September 30, 2013.

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $301,896,763.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$61,613,179
Gross Unrealized Depreciation	(6,912,873)
Net Unrealized Appreciation	$54,700,306

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2013
Asset Table
Investments, at fair value
Common Stock*	$348,984,249	$—	$—	$348,984,249
Exchange-Traded Funds	2,466,027	—	—	2,466,027
Short-Term Investments	3,126,248	2,020,545	—	5,146,793
Total Investments, at fair value	$354,576,524	$2,020,545	$—	$356,597,069

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

ING BLACKROCK LARGE CAP GROWTH PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2013, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/12	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 9/30/13	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
BlackRock Liquidity Funds, TempFund, Institutional Class	$11,045,800	$90,068,798	$(97,988,350)	$—	$3,126,248	$3,344	$—	$—
	$11,045,800	$90,068,798	$(97,988,350)	$—	$3,126,248	$3,344	$—	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

ING BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: 25.9%
		Consumer Discretionary: 1.6%
296,000		Brinker International, Inc., 2.600%, 05/15/18	$295,232	0.1
600,000	#	Carlson Wagonlit BV, 6.875%, 06/15/19	609,000	0.2
304,000	#	COX Communications, Inc., 4.500%, 06/30/43	241,116	0.1
642,000		DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.150%, 03/15/42	548,009	0.1
205,000		DISH DBS Corp., 4.250%, 04/01/18	206,281	0.0
392,000		Kohl’s Corp., 4.750%, 12/15/23	405,009	0.1
504,000		Macy’s Retail Holdings, Inc., 4.300%, 02/15/43	427,496	0.1
595,000		News America, Inc., 3.000%, 09/15/22	558,871	0.1
349,000	#	News America, Inc., 4.000%, 10/01/23	350,234	0.1
750,000	#	XM Satellite Radio, Inc., 7.625%, 11/01/18	834,375	0.2
360,000		Time Warner, Inc., 6.500%, 11/15/36	401,795	0.1
849,000		Viacom, Inc., 4.250%, 09/01/23	846,451	0.2
425,000		Viacom, Inc., 4.375%, 03/15/43	345,179	0.1
512,000		WPP Finance 2010, 5.125%, 09/07/42	468,606	0.1
			6,537,654	1.6

		Consumer Staples: 0.6%
750,000		Constellation Brands, Inc., 6.000%, 05/01/22	802,500	0.2
750,000	#	JBS USA LLC/JBS USA Finance, Inc., 8.250%, 02/01/20	793,125	0.2
537,000		Reynolds American, Inc., 4.850%, 09/15/23	559,072	0.1
365,000		Walgreen Co., 4.400%, 09/15/42	327,674	0.1
			2,482,371	0.6

		Energy: 3.3%
750,000	L	Alpha Natural Resources, Inc., 6.000%, 06/01/19	630,000	0.2
326,000		Anadarko Petroleum Corp., 6.375%, 09/15/17	379,370	0.1
661,000		BP Capital Markets PLC, 2.750%, 05/10/23	605,239	0.1
849,000		Cenovus Energy, Inc., 3.800%, 09/15/23	841,525	0.2
750,000		Continental Resources, Inc./OK, 5.000%, 09/15/22	758,437	0.2
559,000		Enbridge, Inc., 4.000%, 10/01/23	558,841	0.1
771,000		Energy Transfer Partners L.P., 4.650%, 06/01/21	793,142	0.2
654,000		Energy Transfer Partners L.P., 6.050%, 06/01/41	658,510	0.2
698,000		Enterprise Products Operating, LLC, 4.450%, 02/15/43	619,784	0.1
710,000		FMC Technologies, Inc., 3.450%, 10/01/22	682,469	0.2
380,000	#	GS Caltex Corp., 3.250%, 10/01/18	379,133	0.1
927,000		Marathon Petroleum Corp., 6.500%, 03/01/41	1,011,061	0.2
250,000		ONEOK Partners L.P., 2.000%, 10/01/17	248,479	0.1
257,000		ONEOK Partners L.P., 3.375%, 10/01/22	237,303	0.1
897,000		Petrobras Global Finance BV, 4.375%, 05/20/23	829,876	0.2
750,000		Plains Exploration & Production Co., 6.625%, 05/01/21	805,127	0.2
372,000	#, L	Reliance Industries Ltd., 5.875%, 12/31/49	305,040	0.1
593,000		Transocean, Inc., 2.500%, 10/15/17	595,270	0.1
420,000		Transocean, Inc., 3.800%, 10/15/22	396,374	0.1
836,000		Weatherford International Ltd., 5.950%, 04/15/42	803,006	0.2
1,000,000		Williams Partners L.P., 6.300%, 04/15/40	1,057,738	0.3
			13,195,724	3.3

		Financials: 11.5%
534,000		Abbey National Treasury Services PLC/London, 3.050%, 08/23/18	543,240	0.1
311,000		American International Group, Inc., 3.375%, 08/15/20	311,709	0.1
356,000		American International Group, Inc., 5.850%, 01/16/18	405,653	0.1
615,000		American International Group, Inc., 8.175%, 05/15/58	722,933	0.2
424,000		American Tower Corp., 3.400%, 02/15/19	419,686	0.1
676,000		American Tower Corp., 4.500%, 01/15/18	714,781	0.2
867,000		AvalonBay Communities, Inc., 2.950%, 09/15/22	802,357	0.2
652,000		Bank of America Corp., 3.300%, 01/11/23	612,230	0.2
554,000		Bank of America Corp., 4.100%, 07/24/23	551,900	0.1
568,000		Bank of America Corp., 5.200%, 12/29/49	499,840	0.1
795,000	L	Barclays Bank PLC, 7.625%, 11/21/22	790,031	0.2

ING BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Financials: (continued)
532,000		BB&T Corp., 2.050%, 06/19/18	$530,575	0.1
1,243,000		BBVA, 4.664%, 10/09/15	1,294,934	0.3
306,000		Berkshire Hathaway, Inc., 3.000%, 02/11/23	295,614	0.1
670,000		BNP Paribas SA, 2.700%, 08/20/18	678,585	0.2
750,000		Citigroup, Inc., 1.700%, 07/25/16	754,091	0.2
546,000		Citigroup, Inc., 3.500%, 05/15/23	493,906	0.1
320,000		Citigroup, Inc., 4.450%, 01/10/17	346,803	0.1
564,000		Citigroup, Inc., 5.500%, 09/13/25	581,592	0.1
620,000	L	Citigroup, Inc., 5.900%, 12/29/49	585,167	0.1
389,000		Citigroup, Inc., 5.950%, 12/29/49	363,229	0.1
736,000	#	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 11.000%, 12/29/49	963,012	0.2
1,211,000	#	Credit Suisse AG, 6.500%, 08/08/23	1,227,908	0.3
1,092,000		Deutsche Bank AG, 4.296%, 05/24/28	988,558	0.2
811,000		Discover Bank/Greenwood DE, 2.000%, 02/21/18	793,933	0.2
438,000		Discover Bank/Greenwood DE, 4.200%, 08/08/23	437,743	0.1
496,000		ERP Operating L.P., 3.000%, 04/15/23	457,120	0.1
705,000		Equity One, Inc., 3.750%, 11/15/22	666,457	0.2
750,000		Fifth Third Bancorp, 5.100%, 12/31/49	654,375	0.2
208,000		Ford Motor Co., 3.000%, 06/12/17	214,016	0.1
336,000		General Electric Capital Corp., 3.150%, 09/07/22	318,444	0.1
208,000		General Electric Capital Corp., 3.350%, 10/17/16	220,659	0.1
700,000		General Electric Capital Corp., 5.250%, 06/29/49	650,650	0.2
400,000		General Electric Capital Corp., 6.250%, 12/15/49	405,639	0.1
600,000		General Electric Capital Corp., 7.125%, 12/15/49	655,021	0.2
417,000	L	Genworth Financial, Inc., 7.625%, 09/24/21	493,780	0.1
719,000		Goldman Sachs Group, Inc./The, 2.900%, 07/19/18	725,741	0.2
495,000		Goldman Sachs Group, Inc., 2.375%, 01/22/18	492,087	0.1
516,000		Goldman Sachs Group, Inc., 3.625%, 01/22/23	494,600	0.1
388,000		Goldman Sachs Group, Inc., 6.750%, 10/01/37	406,106	0.1
611,000		Hartford Financial Services Group, Inc., 6.625%, 03/30/40	733,668	0.2
372,000		Hartford Financial Services Group, Inc., 8.125%, 06/15/38	423,615	0.1
505,000	#	HBOS PLC, 6.750%, 05/21/18	563,788	0.1
506,000		HSBC Finance Corp., 6.676%, 01/15/21	578,864	0.1
1,067,000		Huntington Bancshares, Inc., 2.600%, 08/02/18	1,068,900	0.3
308,000		Intesa Sanpaolo SpA, 3.125%, 01/15/16	307,776	0.1
437,000		JPMorgan Chase & Co., 3.375%, 05/01/23	397,266	0.1
536,000		JPMorgan Chase & Co., 5.150%, 05/29/49	471,680	0.1
576,000		JPMorgan Chase & Co., 6.000%, 12/29/49	542,880	0.1
469,000		Kilroy Realty L.P., 3.800%, 01/15/23	441,332	0.1
655,000		Kimco Realty Corp., 3.125%, 06/01/23	602,635	0.2
439,000		Lincoln National Corp., 4.000%, 09/01/23	438,022	0.1
1,169,000		Merrill Lynch & Co., Inc., 6.050%, 05/16/16	1,288,549	0.3
683,000		MetLife, Inc., 4.368%, 09/15/23	715,774	0.2
499,000	#	Metropolitan Life Global Funding I, 1.500%, 01/10/18	490,651	0.1
524,000		Morgan Stanley, 2.125%, 04/25/18	511,373	0.1
672,000		Morgan Stanley, 4.100%, 05/22/23	628,276	0.2
594,000		Morgan Stanley, 4.750%, 03/22/17	642,034	0.2
329,000	+	Murray Street Investment Trust I, 4.647%, 03/09/17	351,210	0.1
661,000		PNC Bank NA, 3.800%, 07/25/23	648,394	0.2
403,000		ProLogis L.P., 4.250%, 08/15/23	401,800	0.1
378,000		Prudential Financial, Inc., 5.200%, 03/15/44	344,736	0.1
613,000		Prudential Financial, Inc., 5.625%, 06/15/43	580,437	0.1
463,000	#	RBS Citizens Financial Group, Inc., 4.150%, 09/28/22	452,853	0.1
250,000		Regions Bank/Birmingham AL, 6.450%, 06/26/37	262,323	0.1
683,000		Regions Financial Corp., 2.000%, 05/15/18	663,825	0.2
1,002,000		Royal Bank of Scotland Group PLC, 6.125%, 12/15/22	1,013,346	0.3
448,000		Santander Holdings USA, Inc./PA, 3.450%, 08/27/18	458,146	0.1
493,000	#	Simon Property Group L.P., 1.500%, 02/01/18	481,225	0.1

ING BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Financials: (continued)
363,000		SLM Corp., 4.625%, 09/25/17	$368,445	0.1
409,000		SLM Corp., 5.500%, 01/15/19	405,563	0.1
868,000		SLM Corp., 6.000%, 01/25/17	924,420	0.2
938,000	#	Standard Chartered PLC, 3.950%, 01/11/23	884,379	0.2
787,000	#	Standard Chartered PLC, 5.200%, 01/26/24	792,622	0.2
865,000		State Street Corp., 3.100%, 05/15/23	808,815	0.2
550,000		UBS AG/Stamford CT, 7.625%, 08/17/22	609,271	0.2
345,000		Wells Fargo & Co., 3.450%, 02/13/23	323,681	0.1
538,000		Weyerhaeuser Co., 4.625%, 09/15/23	549,544	0.1
			45,736,823	11.5

		Health Care: 1.7%
274,000		Aetna, Inc., 1.500%, 11/15/17	269,360	0.1
641,000		Celgene Corp., 3.250%, 08/15/22	609,224	0.2
407,000		Express Scripts Holding Co., 2.650%, 02/15/17	420,004	0.1
750,000		HCA, Inc., 7.500%, 02/15/22	825,000	0.2
668,000		Healthsouth Corp., 7.250%, 10/01/18	723,110	0.2
455,000		Hospira, Inc., 5.200%, 08/12/20	463,723	0.1
194,000		Hospira, Inc., 5.800%, 08/12/23	197,824	0.0
466,000		Humana, Inc., 3.150%, 12/01/22	434,599	0.1
178,000		Medtronic, Inc., 2.750%, 04/01/23	167,615	0.0
523,000		St Jude Medical, Inc., 4.750%, 04/15/43	498,434	0.1
750,000	#	Valeant Pharmaceuticals International, 7.250%, 07/15/22	802,500	0.2
393,000		Ventas Realty L.P., 5.700%, 09/30/43	398,752	0.1
348,000		WellPoint, Inc., 4.625%, 05/15/42	319,427	0.1
507,000	#	Zoetis, Inc., 1.875%, 02/01/18	502,512	0.1
253,000	#	Zoetis, Inc., 4.700%, 02/01/43	236,654	0.1
			6,868,738	1.7

		Industrials: 1.0%
750,000		BE Aerospace, Inc., 6.875%, 10/01/20	823,125	0.2
750,000		Case New Holland, Inc., 7.875%, 12/01/17	875,625	0.2
401,000	#	ERAC USA Finance LLC, 2.800%, 11/01/18	404,416	0.1
234,000		Ford Motor Co., 4.750%, 01/15/43	209,589	0.1
404,000	#	Ingersoll-Rand Global Holding Co. Ltd., 4.250%, 06/15/23	402,177	0.1
916,000		MDC Holdings, Inc., 6.000%, 01/15/43	796,969	0.2
429,000	#	Turlock Corp., 2.750%, 11/02/22	400,746	0.1
			3,912,647	1.0

		Information Technology: 1.4%
274,000		Apple, Inc., 2.400%, 05/03/23	248,655	0.1
232,000		Apple, Inc., 3.850%, 05/04/43	195,172	0.0
731,000		eBay, Inc., 4.000%, 07/15/42	620,250	0.2
602,000		EMC Corp./MA, 1.875%, 06/01/18	600,532	0.1
409,000		EMC Corp./MA, 3.375%, 06/01/23	400,658	0.1
955,000		Fidelity National Information Services, Inc., 3.500%, 04/15/23	861,120	0.2
1,725,000		Hewlett-Packard Co., 2.600%, 09/15/17	1,743,787	0.4
258,000		Motorola Solutions, Inc., 3.750%, 05/15/22	246,844	0.1
603,000		Oracle Corp., 3.625%, 07/15/23	602,889	0.2
			5,519,907	1.4

		Materials: 2.0%
607,000	#	Anglo American Capital PLC, 2.625%, 09/27/17	596,725	0.1
300,000		Ashland, Inc., 4.750%, 08/15/22	282,750	0.1
376,000		Barrick Gold Corp., 2.500%, 05/01/18	358,992	0.1
527,000		Barrick Gold Corp., 4.100%, 05/01/23	465,161	0.1
837,000		BHP Billiton Finance USA Ltd, 5.000%, 09/30/43	855,677	0.2
625,000		Cabot Corp., 3.700%, 07/15/22	609,536	0.2
649,000	#	Freeport-McMoRan Copper & Gold, Inc., 2.375%, 03/15/18	628,006	0.2
488,000	#	Georgia-Pacific LLC, 3.734%, 07/15/23	476,891	0.1
450,000		Goldcorp, Inc., 3.700%, 03/15/23	411,555	0.1
480,000		LYB International Finance BV, 4.000%, 07/15/23	477,028	0.1
300,000		Rio Tinto Finance USA PLC, 1.625%, 08/21/17	295,928	0.1
487,000		Rio Tinto Finance USA PLC, 2.250%, 12/14/18	480,865	0.1
750,000	#	Sealed Air Corp., 8.375%, 09/15/21	853,125	0.2
815,000	#	Xstrata Finance Canada Ltd., 4.250%, 10/25/22	763,154	0.2
289,000	#	Xstrata Finance Canada Ltd., 4.950%, 11/15/21	289,620	0.1
			7,845,013	2.0

		Telecommunication Services: 1.5%
399,000		AT&T, Inc., 5.350%, 09/01/40	388,554	0.1

ING BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Telecommunication Services: (continued)
413,000		CC Holdings GS V LLC / Crown Castle GS III Corp., 2.381%, 12/15/17	$407,636	0.1
750,000		Intelsat Jackson Holdings SA, 7.500%, 04/01/21	813,750	0.2
275,000		Motorola Solutions, Inc., 3.500%, 03/01/23	257,365	0.1
225,000		Telefonica Emisiones SAU, 3.192%, 04/27/18	222,285	0.1
1,593,000		Verizon Communications, Inc., 5.150%, 09/15/23	1,711,428	0.4
725,000		Verizon Communications, Inc., 6.550%, 09/15/43	821,234	0.2
223,000		Vodafone Group PLC, 2.950%, 02/19/23	205,382	0.0
398,000		Vodafone Group PLC, 4.375%, 02/19/43	347,305	0.1
750,000		Windstream Corp., 7.750%, 10/15/20	778,125	0.2
			5,953,064	1.5

		Utilities: 1.3%
309,000		American Electric Power Co., Inc., 1.650%, 12/15/17	303,928	0.1
244,000		CenterPoint Energy Houston Electric LLC, 3.550%, 08/01/42	205,095	0.1
640,000		Duke Energy Corp., 2.100%, 06/15/18	639,144	0.2
401,000		FirstEnergy Corp., 2.750%, 03/15/18	390,482	0.1
598,000		FirstEnergy Corp., 4.250%, 03/15/23	548,153	0.1
141,000		Metropolitan Edison, 7.700%, 01/15/19	171,993	0.0
446,000		NextEra Energy Capital Holdings, Inc., 3.625%, 06/15/23	424,457	0.1
380,000		Nisource Finance Corp., 6.125%, 03/01/22	428,876	0.1
1,000,000		Oncor Electric Delivery Co., LLC, 5.300%, 06/01/42	1,061,516	0.3
447,000		PPL Capital Funding, Inc., 3.400%, 06/01/23	417,577	0.1
407,000		TransAlta Corp., 4.500%, 11/15/22	388,585	0.1
			4,979,806	1.3

		Total Corporate Bonds/Notes (Cost $105,731,369)	103,031,747	25.9

COLLATERALIZED MORTGAGE OBLIGATIONS: 16.7%
853,824		Banc of America Funding Corp., 6.000%, 08/25/37	745,926	0.2
350,000		Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.358%, 09/10/47	345,279	0.1
370,000	#	Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.460%, 03/11/41	367,212	0.1
444,388		Banc of America Mortgage Securities, Inc., 5.500%, 09/25/35	442,718	0.1
653,558		Bear Stearns ARM Trust 2006-2, 2.703%, 07/25/36	529,118	0.1
830,000	#	Bear Stearns Commercial Mortgage Securities Trust 2004-PWR4, 5.874%, 06/11/41	845,749	0.2
380,000	#	Bear Stearns Commercial Mortgage Securities Trust 2006-TOP22, 5.764%, 04/12/38	323,908	0.1
460,000	#	Bear Stearns Commercial Mortgage Securities, 5.764%, 04/12/38	492,681	0.1
520,000	#	Citigroup Commercial Mortgage Trust 2004-C1, 5.605%, 04/15/40	505,899	0.1
454,000	#	Citigroup Commercial Mortgage Trust 2004-C1, 5.605%, 04/15/40	458,882	0.1
1,118,000	#	Citigroup Mortgage Loan Trust 2010-7, 6.433%, 12/25/35	1,093,361	0.3
754,248		Citigroup Mortgage Loan Trust, Inc., 2.890%, 09/25/37	613,261	0.2
1,670,000	#	Citigroup Commercial Mortgage Trust, 5.605%, 04/15/40	1,698,098	0.4
915,420		Citimortgage Alternative Loan Trust, 6.000%, 02/25/37	764,017	0.2
10,860,000	#, ˆ	Commercial Mortgage Trust, 0.751%, 10/15/45	524,799	0.1
10,290,000	ˆ	Commercial Mortgage Trust, 1.477%, 08/10/46	878,377	0.2
3,439,871	ˆ	Commercial Mortgage Trust, 1.949%, 01/10/46	344,112	0.1
3,134,714	ˆ	Commercial Mortgage Trust, 2.080%, 12/10/45	344,970	0.1
4,529,196	ˆ	Commercial Mortgage Trust, 2.112%, 08/15/45	519,615	0.1
14,523,450	ˆ	Commercial Mortgage Trust, 2.417%, 05/15/45	1,799,321	0.5
410,000	#	Commercial Mortgage Trust, 5.234%, 01/05/36	407,681	0.1
450,000		Commercial Mortgage Trust, 5.393%, 07/15/44	463,827	0.1
480,000		Commercial Mortgage Trust, 5.993%, 12/10/49	432,896	0.1

ING BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
510,000		Commercial Mortgage Trust, 6.323%, 11/15/44	$522,285	0.1
4,235,421		Countrywide Alternative Loan Trust, 0.299%, 06/25/36	2,982,757	0.8
864,681		Countrywide Alternative Loan Trust, 5.500%, 12/25/35	797,396	0.2
1,230,000		Credit Suisse First Boston Mortgage Securities Corp., 4.877%, 04/15/37	1,240,234	0.3
110,000	#	Credit Suisse First Boston Mortgage Securities Corp., 5.322%, 08/15/36	110,241	0.0
460,000	#	Credit Suisse First Boston Mortgage Securities Corp., 5.760%, 04/12/49	469,635	0.1
280,905		Credit Suisse First Boston Mortgage Securities Corp., 7.525%, 08/15/36	280,804	0.1
737,350		First Horizon Alternative Mortgage Securities, 0.479%, 12/25/36	451,507	0.1
737,350	ˆ	First Horizon Alternative Mortgage Securities, 6.521%, 12/25/36	169,461	0.0
606,582	#	Fosse Master Issuer PLC, 1.666%, 10/18/54	611,270	0.2
250,000	#	GMAC Commercial Mortgage Securities, Inc. Series 2003-C1 Trust, 5.000%, 05/10/36	245,615	0.1
700,000	#	GMAC Commercial Mortgage Securities, Inc. Series 2003-C3 Trust, 5.945%, 04/10/40	702,238	0.2
560,000	#	Greenwich Capital Commercial Funding Corp., 5.911%, 01/05/36	561,327	0.1
2,999,890	#, ˆ	GS Mortgage Securities Corp. II, 1.899%, 08/10/44	222,894	0.1
3,503,354	ˆ	GS Mortgage Securities Corp. II, 2.557%, 11/10/45	480,663	0.1
3,589,474	ˆ	GS Mortgage Securities Corp. II, 2.787%, 05/10/45	481,710	0.1
301,000		GS Mortgage Securities Corp. II, 5.938%, 08/10/38	298,781	0.1
490,000	#	GS Mortgage Securities Trust 2011-GC3, 5.728%, 03/10/44	480,093	0.1
1,134,633		GSR Mortgage Loan Trust, 5.500%, 05/25/36	1,042,715	0.3
410,174		GSR Mortgage Loan Trust, 6.000%, 01/25/37	377,672	0.1
1,096,333		GSR Mortgage Loan Trust, 6.250%, 08/25/36	939,579	0.2
349,426		JP Morgan Alternative Loan Trust, 5.500%, 12/25/35	298,297	0.1
210,000	#	JP Morgan Chase Commercial Mortgage Securities Corp. Commercial Mortgage Pass-Thr, 5.506%, 05/15/41	191,212	0.1
4,700,000	#, ˆ	JP Morgan Chase Commercial Mortgage Securities Corp., 0.447%, 12/15/47	130,020	0.0
15,391,674	ˆ	JP Morgan Chase Commercial Mortgage Securities Corp., 0.809%, 01/15/46	463,379	0.1
2,000,000	#	JP Morgan Chase Commercial Mortgage Securities Corp., 0.962%, 04/15/30	1,981,512	0.5
10,946,021	ˆ	JP Morgan Chase Commercial Mortgage Securities Corp., 2.096%, 12/15/47	1,191,615	0.3
1,060,000		JP Morgan Chase Commercial Mortgage Securities Corp., 5.833%, 06/12/41	1,084,536	0.3
480,000	#	JP Morgan Chase Commercial Mortgage Securities Trust 2003-PM1, 6.120%, 08/12/40	478,152	0.1
540,000	#	JP Morgan Commercial Mort Pass Thr Certs Ser 2004-C1, 6.063%, 01/15/38	544,322	0.1
2,500,000	#	Lanark Master Issuer PLC, 1.662%, 12/22/54	2,544,420	0.6
700,000	#	LB-UBS Commercial Mortgage Trust 2002-C4, 5.914%, 10/15/35	714,591	0.2
7,049,364	#, ˆ	LB-UBS Commercial Mortgage Trust 2004-C1, 1.000%, 01/15/36	194,132	0.1
660,000		LB-UBS Commercial Mortgage Trust 2005-C2, 5.205%, 04/15/30	685,329	0.2
310,000		LB-UBS Commercial Mortgage Trust 2005-C3, 4.954%, 07/15/40	306,474	0.1
450,000		LB-UBS Commercial Mortgage Trust 2006-C4, 6.075%, 06/15/38	419,995	0.1
29,836,910	#, ˆ	LB-UBS Commercial Mortgage Trust, 0.848%, 11/15/38	580,206	0.1
700,000		LB-UBS Commercial Mortgage Trust, 5.323%, 11/15/40	737,055	0.2
460,000		LB-UBS Commercial Mortgage Trust, 5.350%, 11/15/40	462,714	0.1

ING BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,500,000	#	LB-UBS Commercial Mortgage Trust, 5.563%, 10/15/36	$1,451,176	0.4
1,270,000	#	LB-UBS Commercial Mortgage Trust, 5.716%, 10/15/36	1,042,693	0.3
360,000		LB-UBS Commercial Mortgage Trust, 6.075%, 06/15/38	372,861	0.1
840,000	#	LB-UBS Commercial Mortgage Trust, 6.890%, 07/15/32	798,362	0.2
1,820,000		Merrill Lynch Mortgage Investors, Inc., 6.750%, 11/15/26	1,971,094	0.5
10,684,945	ˆ	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7, 1.894%, 02/15/46	1,125,071	0.3
4,574,206	ˆ	Morgan Stanley Bank of America Merrill Lynch Trust, 1.656%, 12/15/48	355,368	0.1
6,673,581	#, ˆ	Morgan Stanley Bank of America Merrill Lynch Trust, 2.050%, 08/15/45	664,308	0.2
2,718,341	#, ˆ	Morgan Stanley Bank of America Merrill Lynch Trust, 2.333%, 11/15/45	306,632	0.1
160,000	#	Morgan Stanley Capital I Trust 2004-HQ3, 5.079%, 01/13/41	160,481	0.0
170,000	#	Morgan Stanley Capital I Trust 2004-HQ3, 5.079%, 01/13/41	169,321	0.0
430,000	#	Morgan Stanley Capital I Trust 2005-HQ6, 5.379%, 08/13/42	370,645	0.1
400,000	#	Morgan Stanley Capital I Trust 2008-TOP29, 6.459%, 01/11/43	387,334	0.1
600,000	#	Morgan Stanley Capital I Trust 2008-TOP29, 6.459%, 01/11/43	608,702	0.2
510,000		Morgan Stanley Capital I, 5.073%, 08/13/42	535,815	0.1
510,000		Morgan Stanley Capital I, 5.172%, 08/13/42	516,899	0.1
510,000	#	Morgan Stanley Capital I, 5.420%, 09/15/47	489,304	0.1
530,000	#	Morgan Stanley Capital I, 5.420%, 09/15/47	542,676	0.1
698,000	#	Morgan Stanley Dean Witter Capital I Trust 2002-IQ3, 5.980%, 09/15/37	737,060	0.2
571,880	#	Morgan Stanley Re-Remic Trust, 5.249%, 12/17/43	573,503	0.1
580,000	#	Nationslink Funding Corp. 1999-ltl-1, 6.450%, 01/22/26	624,814	0.2
860,000	#	N-Star Real Estate CDO Ltd., 2.029%, 07/25/29	860,806	0.2
1,006,679		Prime Mortgage Trust 2007-1, 5.500%, 03/25/37	881,399	0.2
443,082		RALI Trust, 6.000%, 09/25/35	422,200	0.1
2,500,000	#	Silverstone Master Issuer PLC, 1.816%, 01/21/55	2,528,255	0.6
558,000	#	Springleaf Mortgage Loan Trust, 3.790%, 06/25/58	531,596	0.1
830,000	#	Springleaf Mortgage Loan Trust, 4.440%, 12/25/59	817,156	0.2
470,000	#	Springleaf Mortgage Loan Trust, 4.440%, 06/25/58	432,567	0.1
1,022,663		Structured Asset Securities Corp., 5.500%, 10/25/35	1,034,225	0.3
409,875		WaMu Mortgage Pass Through Certificates, 3.201%, 10/25/36	325,277	0.1
866,333		Washington Mutual Alternative Mortgage Pass-Through Certificates, 5.500%, 10/25/35	780,584	0.2
1,622,349		Wells Fargo Alternative Loan Trust, 6.250%, 07/25/37	1,444,683	0.4
3,167,767	#, ˆ	Wells Fargo Mortgage Backed Securities Trust, 2.400%, 08/15/45	383,863	0.1
935,039		Wells Fargo Mortgage Backed Securities Trust, 5.595%, 04/25/36	903,836	0.2

		Total Collateralized Mortgage Obligations (Cost $66,030,745)	66,569,111	16.7

U.S. GOVERNMENT AGENCY OBLIGATIONS: 24.5%
		Federal Home Loan Mortgage Corporation: 4.7%##
4,736,746		3.500%, due 08/01/42	4,820,198	1.2
2,363,426	ˆ	4.000%, due 04/15/43	462,521	0.1
8,192,007	ˆ	4.500%, due 12/15/40	1,521,163	0.4
9,868,548	ˆ	5.500%, due 12/15/18	765,111	0.2
6,955,464		6.500%, due 03/15/42	8,107,813	2.0
5,276,998	ˆ	23.898%, due 01/15/36	3,014,355	0.8
			18,691,161	4.7

		Federal National Mortgage Association: 17.9%##
3,048,000	W	2.500%, due 07/25/27	3,066,097	0.8
4,474,000	W	3.000%, due 09/25/26	4,620,803	1.2
10,430,000	W	3.000%, due 07/25/42	10,162,731	2.5
1,802,000	W	3.500%, due 08/25/25	1,895,760	0.5
1,887,654		3.500%, due 08/01/42	1,926,646	0.5
5,604,729		3.500%, due 08/01/42	5,720,491	1.4
6,478,000	W	4.000%, due 08/25/40	6,774,571	1.7
2,763,109		4.000%, due 08/01/42	2,903,417	0.7
1,677,859		4.000%, due 08/01/42	1,763,307	0.4
1,038,529		4.000%, due 08/01/42	1,089,807	0.3
13,322,000	W	4.500%, due 11/15/35	14,192,094	3.6

ING BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal National Mortgage Association: (continued)
1,651,866		5.000%, due 02/01/35	$1,797,381	0.5
9,886,496		5.000%, due 12/01/36	10,743,164	2.7
11,364,031	ˆ	5.000%, due 04/25/42	2,526,796	0.6
1,955,407		6.000%, due 01/01/38	2,165,663	0.5
			71,348,728	17.9

		Government National Mortgage Association: 1.9%
2,121,474		4.000%, due 10/20/42	2,250,574	0.6
2,000,000		4.500%, due 05/20/39	2,186,370	0.6
7,218,330	ˆ	4.500%, due 05/20/40	949,425	0.2
10,675,619	ˆ	5.000%, due 03/20/40	2,046,142	0.5
			7,432,511	1.9

		Total U.S. Government Agency Obligations (Cost $96,883,006)	97,472,400	24.5

ASSET-BACKED SECURITIES: 8.8%
		Automobile Asset-Backed Securities: 0.4%
250,000	#	Motor PLC, 1.286%, 02/25/20	250,203	0.1
600,000		Santander Drive Auto Receivables Trust 2012-4, 3.500%, 06/15/18	613,627	0.1
300,000		SMART Trust/Australia, 1.180%, 02/14/19	295,770	0.1
500,000		SMART Trust, 1.050%, 10/14/18	497,936	0.1
			1,657,536	0.4

		Credit Card Asset-Backed Securities: 0.6%
1,000,000	#	Cards II Trust, 0.632%, 09/15/17	1,002,266	0.3
1,300,000	#	Gracechurch Card Funding PLC, 0.882%, 02/15/17	1,306,433	0.3
			2,308,699	0.6

		Home Equity Asset-Backed Securities: 0.4%
1,560,048		GSAA Trust, 0.239%, 10/25/36	797,650	0.2
1,404,111		GSAA Trust, 0.269%, 12/25/36	699,689	0.2
			1,497,339	0.4

		Other Asset-Backed Securities: 7.4%
556,430	#	Aimco CDO, 0.516%, 10/20/19	544,928	0.1
500,000	#	Apidos CDO I Ltd., 1.014%, 07/27/17	495,417	0.1
500,000	#	Apidos CDO II, 1.064%, 12/21/18	481,737	0.1
450,000	#	Ares VIR CLO Ltd., 2.156%, 03/12/18	443,717	0.1
462,049	#	Ares VR CLO Ltd., 2.162%, 02/24/18	456,527	0.1
484,818	#	Ares X CLO Ltd., 2.252%, 09/18/17	485,545	0.1
835,000	#	Ares XII CLO Ltd., 2.262%, 11/25/20	823,540	0.2
750,000	#	Atrium IV, 1.008%, 06/08/19	720,865	0.2
625,000	#	Babson CLO, Inc. 2005-III, 0.665%, 11/10/19	602,108	0.2
500,000	#	Ballyrock CLO 2006-1 Ltd., 1.762%, 08/28/19	488,912	0.1
1,220,908	#	Black Diamond CLO Ltd., 0.602%, 06/20/17	1,205,711	0.3
250,000	#	Callidus Debt Partners CLO Fund VII Ltd., 1.766%, 01/21/21	247,519	0.1
546,567	#	Castle Garden Funding, 0.520%, 10/27/20	541,521	0.1
800,000	#	Castle Garden Funding, 6.560%, 10/27/20	865,488	0.2
900,000	#	CIFC Funding 2006-I Ltd., 0.666%, 10/20/20	856,808	0.2
875,000	#	Clydesdale CLO 2005 Ltd, 0.718%, 12/06/17	860,564	0.2
475,000	#	Denali Capital CLO V Ltd., 0.965%, 09/08/19	472,255	0.1
850,000	#	Dryden VIII Leveraged Loan CDO 2005, 2.012%, 05/22/17	826,480	0.2
550,000	#	Eaton Vance CDO IX Ltd., 0.916%, 04/20/19	520,407	0.1
312,546	#	Emporia Preferred Funding I Corp., 0.819%, 10/12/18	312,205	0.1
572,203	#	Emporia Preferred Funding II Corp., 0.546%, 10/18/18	569,264	0.2
1,750,000	#	Emporia Preferred Funding, 0.766%, 10/18/18	1,668,566	0.4
525,000	#	Fraser Sullivan CLO II Ltd., 0.653%, 12/20/20	499,061	0.1
1,225,000	#	Gulf Stream — Compass CLO 2005-I Ltd., 2.164%, 05/15/17	1,203,915	0.3
350,000	#	Gulf Stream — Compass CLO 2007-I Ltd., 2.264%, 10/28/19	343,865	0.1
1,550,000	#	Gulf Stream — Sextant CLO 2006-1 Ltd., 0.603%, 08/21/20	1,526,324	0.4
865,000	#	Gulf Stream — Sextant CLO 2006-1 Ltd., 1.863%, 08/21/20	832,564	0.2
1,275,000	#	Halcyon Structured Asset Management CLO I Ltd., 1.963%, 05/21/18	1,261,593	0.3
800,000	#	Hewett’s Island Clo IV Ltd., 1.916%, 05/09/18	783,973	0.2
2,140,000	#	Jefferies Loan Trust 2013-A Class A, 3.698%, 11/02/14	2,140,000	0.5
257,040	#	Katonah VI Ltd., 2.453%, 09/20/16	257,341	0.1
1,075,000	#	Landmark VI CDO Ltd, 0.768%, 01/14/18	1,038,736	0.3
637,964	#	Lightpoint CLO Ltd., 0.514%, 09/15/17	628,155	0.2
350,000	#	Madison Park Funding I Ltd., 2.165%, 05/10/19	349,908	0.1
520,000		Madison Park Funding I Ltd., 5.015%, 05/10/19	520,421	0.1
575,000	#	Marathon CLO I Ltd, 2.164%, 07/26/19	575,882	0.2
383,898	#	Mesa West Capital CDO Ltd., 0.439%, 02/25/47	368,158	0.1

ING BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
625,000	#	Morgan Stanley Investment Management Croton Ltd, 0.718%, 01/15/18	$609,398	0.2
500,000	#	Oak Hill Credit Partners IV Ltd, 1.963%, 05/17/21	489,326	0.1
500,000	#	Stanfield Veyron CLO Ltd., 0.668%, 07/15/18	483,084	0.1
800,000	#	Stanfield Veyron CLO Ltd., 0.948%, 07/15/18	770,466	0.2
525,000	#	WhiteHorse III Ltd./Corp, 1.015%, 05/01/18	519,347	0.1
			29,691,601	7.4

		Total Asset-Backed Securities (Cost $34,733,358)	35,155,175	8.8

U.S. TREASURY OBLIGATIONS: 15.0%
		U.S. Treasury Bonds: 3.4%
16,166,000		2.875%, due 05/15/43	13,720,893	3.4
			13,720,893	3.4

		U.S. Treasury Notes: 11.6%
12,313,000		0.250%, due 09/30/15	12,296,168	3.1
12,999,000		0.875%, due 09/15/16	13,098,013	3.3
10,000		1.125%, due 04/30/20	9,510	0.0
12,207,000		1.375%, due 09/30/18	12,201,751	3.1
4,178,000		2.000%, due 09/30/20	4,175,063	1.0
4,443,000		2.500%, due 08/15/23	4,400,307	1.1
			46,180,812	11.6

		Total U.S. Treasury Obligations (Cost $59,455,226)	59,901,705	15.0

FOREIGN GOVERNMENT BONDS: 3.3%
EUR 1,583,000		Ireland Government Bond, 5.400%, 03/13/25	2,348,107	0.6
EUR 3,453,000		Italy Buoni Poliennali Del Tesoro, 3.500%, 06/01/18	4,725,814	1.2
EUR 2,588,000		Italy Buoni Poliennali Del Tesoro, 4.250%, 03/01/20	3,616,044	0.9
EUR 480,000	#	Portugal Obrigacoes do Tesouro OT, 4.350%, 10/16/17	615,280	0.1
EUR 1,515,000	#	Portugal Obrigacoes do Tesouro OT, 5.650%, 02/15/24	1,860,965	0.5

		Total Foreign Government Bonds (Cost $13,047,308)	13,166,210	3.3

Shares			Value	Percentage of Net Assets

PREFERRED STOCK: 0.5%
		Financials: 0.5%
10,981	P	The Bank of New York Mellon Corp.	220,718	0.0
14,688	P	Discover Financial Services	345,462	0.1
32,250	P	Goldman Sachs Group, Inc.	723,690	0.2
28,000	P	Wells Fargo & Co.	668,360	0.2

		Total Preferred Stock (Cost $2,147,975)	1,958,230	0.5

INVESTMENT COMPANIES: 13.6%
		Affiliated Investment Companies: 13.6%
857,999		ING Emerging Markets Corporate Debt Fund — Class P	8,331,166	2.1
2,105,185		ING Emerging Markets Hard Currency Sovereign Debt Fund — Class P	19,620,324	4.9
1,097,561		ING Emerging Markets Local Currency Debt Fund — Class P	9,998,781	2.5
552,902		ING High Yield Bond Fund — Class P	4,511,677	1.1
1,131,110		ING Investment Grade Credit Fund — Class P	11,752,235	3.0

		Total Investment Companies (Cost $57,224,960)	54,214,183	13.6

		Total Long-Term Investments (Cost $435,253,947)	431,468,761	108.3

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 1.6%
	Commercial Paper: 0.9%
1,000,000	Dominion Resources, Inc., 0.230%, 10/04/13	999,974	0.3
2,500,000	Pacific Gas & Electric, 0.190%, 10/01/13	2,499,987	0.6
		3,499,961	0.9

	Securities Lending Collateralcc(1): 0.6%
1,000,000	Citigroup, Inc., Repurchase Agreement dated 09/30/13, 0.10%, due 10/01/13 (Repurchase Amount $1,000,003, collateralized by various U.S. Government Agency Obligations, 0.000%–7.000%, Market Value plus accrued interest $1,020,000, due 06/01/14–09/15/49)	1,000,000	0.3

ING BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc(1): (continued)
570,296	JPMorgan Chase & Co., Repurchase Agreement dated 09/30/13, 0.04%, due 10/01/13 (Repurchase Amount $570,297, collateralized by various U.S. Government Securities, 0.625%–3.875%, Market Value plus accrued interest $581,715, due 07/15/16–02/15/43)	$570,296	0.1
1,000,000	Nomura Securities, Repurchase Agreement dated 09/30/13, 0.08%, due 10/01/13 (Repurchase Amount $1,000,002, collateralized by various U.S. Government Agency Obligations, 1.798%–5.916%, Market Value plus accrued interest $1,020,008, due 04/17/14–10/01/43)	1,000,000	0.2
		2,570,296	0.6

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.1%
465,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.020%†† (Cost $465,000)	465,000	0.1

	Total Short-Term Investments (Cost $6,535,277)	6,535,257	1.6

	Total Investments in Securities (Cost $441,789,224)	$438,004,018	109.9
	Liabilities in Excess of Other Assets	(39,404,061)	(9.9)
	Net Assets	$398,599,957	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

††	Rate shown is the 7-day yield as of September 30, 2013.

#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

##	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

+	Step-up basis bonds. Interest rates shown reflect current and next coupon rates.

P	Preferred Stock may be called prior to convertible date.

cc	Securities purchased with cash collateral for securities loaned.

W	Settlement is on a when-issued or delayed-delivery basis.

L	Loaned security, a portion or all of the security is on loan at September 30, 2013.

ˆ	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

EUR	EU Euro

Cost for federal income tax purposes is $441,902,829.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$4,952,977
Gross Unrealized Depreciation	(8,851,788)
Net Unrealized Depreciation	$(3,898,811)

ING BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2013
Asset Table
Investments, at fair value
Preferred Stock	$1,958,230	$—	$—	$1,958,230
Corporate Bonds/Notes	—	103,031,747	—	103,031,747
Collateralized Mortgage Obligations	—	65,708,305	860,806	66,569,111
Short-Term Investments	465,000	6,070,257	—	6,535,257
U.S. Treasury Obligations	—	59,901,705	—	59,901,705
Foreign Government Bonds	—	13,166,210	—	13,166,210
Investment Companies	54,214,183	—	—	54,214,183
Asset-Backed Securities	—	32,647,017	2,508,158	35,155,175
U.S. Government Agency Obligations	—	97,472,400	—	97,472,400
Total Investments, at fair value	$56,637,413	$377,997,641	$3,368,964	$438,004,018
Other Financial Instruments+
Futures	239,857	—	—	239,857
Forward Foreign Currency Contracts	—	90,982	—	90,982
Total Assets	$56,877,270	$378,088,623	$3,368,964	$438,334,857
Liabilities Table
Other Financial Instruments+
Swaps	$—	$(1,282,833)	$—	$(1,282,833)
Futures	(468,108)	—	—	(468,108)
Forward Foreign Currency Contracts	—	(384,238)	—	(384,238)
Total Liabilities	$(468,108)	$(1,667,071)	$—	$(2,135,179)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2013, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/12	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 9/30/13	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
ING Emerging Markets Corporate Debt Fund Class P	$12,813,197	$95,015	$(3,768,231)	$(808,815)	$8,331,166	$403,828	$206,770	$—
ING Emerging Markets Hard Currency Sovereign Debt Fund Class P	21,606,078	275,674	—	(2,261,428)	19,620,324	806,590	—	—
ING Emerging Markets Local Currency Debt Fund Class P	23,943,000	—	(12,024,391)	(1,919,828)	9,998,781	682,410	300,610	—
ING High Yield Bond Fund — Class P	—	4,571,813	—	(60,136)	4,511,677	61,810	—	—
ING Investment Grade Credit Fund — Class P	—	11,875,080	—	(122,845)	11,752,235	125,072	—	—
	$58,362,275	$16,817,582	$(15,792,622)	$(5,173,052)	$54,214,183	$2,079,710	$507,380	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

ING BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

At September 30, 2013, the following forward foreign currency contracts were outstanding for the ING Bond Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	EU Euro	546,779	Buy	12/13/13	$739,989	$739,850	$(139)
Deutsche Bank AG	Chinese Offshore Yuan	2,526,686	Buy	01/14/14	405,262	411,352	6,090
Deutsche Bank AG	Chilean Peso	501,855	Buy	12/13/13	958	984	26
Deutsche Bank AG	Czech Koruna	4,186,059	Buy	12/13/13	216,462	220,552	4,090
Deutsche Bank AG	Singapore Dollar	340,250	Buy	12/13/13	266,589	271,234	4,645
Deutsche Bank AG	Chinese Offshore Yuan	825,467	Buy	01/14/14	133,001	134,389	1,388
HSBC	Chinese Offshore Yuan	7,247,847	Buy	01/14/14	1,151,000	1,179,970	28,970
							$45,070

Barclays Bank PLC	EU Euro	10,984,064	Sell	12/13/13	$14,666,570	$14,862,611	$(196,041)
Barclays Bank PLC	Colombian Peso	1,112,492,168	Sell	10/04/13	572,270	583,481	(11,211)
Barclays Bank PLC	Indian Rupee	16,553,862	Sell	12/13/13	252,269	259,228	(6,959)
Barclays Bank PLC	Peruvian Nuevo Sol	1,227,858	Sell	12/13/13	432,192	437,086	(4,894)
Barclays Bank PLC	Malaysian Ringgit	3,394,857	Sell	12/13/13	1,022,640	1,036,678	(14,038)
Citigroup, Inc.	Mexican Peso	12,960,956	Sell	10/04/13	993,923	989,997	3,926
Citigroup, Inc.	Philippine Peso	5,621,426	Sell	12/13/13	129,496	129,104	392
Citigroup, Inc.	South African Rand	8,854,677	Sell	12/13/13	856,600	872,441	(15,841)
Citigroup, Inc.	Thai Baht	24,186,150	Sell	12/13/13	765,021	769,828	(4,807)
Citigroup, Inc.	Romanian New Leu	111,927	Sell	12/13/13	33,169	33,819	(650)
Deutsche Bank AG	Brazilian Real	2,699,456	Sell	12/13/13	1,172,657	1,198,056	(25,399)
Deutsche Bank AG	Indonesian Rupiah	11,172,384,748	Sell	12/13/13	971,512	952,156	19,356
Deutsche Bank AG	Turkish Lira	1,872,162	Sell	12/13/13	936,831	914,732	22,099
Deutsche Bank AG	South Korean Won	182,193,790	Sell	12/13/13	162,455	168,753	(6,298)
Deutsche Bank AG	Polish Zloty	2,298,550	Sell	12/13/13	716,505	732,858	(16,353)
Deutsche Bank AG	Russian Ruble	38,930,553	Sell	12/13/13	1,160,893	1,186,041	(25,148)
Deutsche Bank AG	Chinese Offshore Yuan	10,600,000	Sell	01/14/14	1,681,605	1,725,710	(44,105)
JPMorgan Chase & Co.	Hungarian Forint	163,460,506	Sell	12/13/13	727,332	739,687	(12,355)
							$(338,326)

ING Bond Portfolio Open Futures Contracts on September 30, 2013:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 10-Year Note	72	12/19/13	$9,100,125	$124,133
U.S. Treasury 2-Year Note	205	12/31/13	45,154,452	115,724
			$54,254,577	$239,857
Short Contracts
Euro-Bund	(53)	12/06/13	(10,074,001)	(199,981)
U.S. Treasury 5-Year Note	(79)	12/31/13	(9,562,704)	(143,386)
U.S. Treasury Long Bond	(28)	12/19/13	(3,734,500)	(106,820)
U.S. Treasury Ultra Long Bond	(15)	12/19/13	(2,131,406)	(17,921)
			$(25,502,611)	$(468,108)

ING Bond Portfolio Over-the-Counter Credit Default Swap Agreements Outstanding on September 30, 2013:

Credit Default Swaps on Credit Indices — Buy Protection(1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount(2)	Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	CDX.EM.19	Buy	(5.000)	06/20/18	USD 12,000,000	$(956,624)	$(967,197)	$10,573
Deutsche Bank AG	CDX.EM.19	Buy	(5.000)	06/20/18	USD 1,706,000	(136,000)	(135,001)	(999)
HSBC	CDX.EM.19	Buy	(5.000)	06/20/18	USD 2,386,000	(190,209)	(189,510)	(699)
						$(1,282,833)	$(1,291,708)	$8,875

(1)	If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(3)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

ING BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2013 was as follows:

Derivatives not accounted for as hedging instruments
Asset Derivatives	Instrument Type	Fair Value
Foreign exchange contracts	Forward foreign currency contracts	$90,982
Interest rate contracts	Futures contracts	239,857
Total Asset Derivatives		$330,839

Liability Derivatives	Instrument Type
Foreign exchange contracts	Forward foreign currency contracts	$384,238
Interest rate contracts	Futures contracts	468,108
Credit contracts	Credit default swaps	1,282,833
Total Liability Derivatives		$2,135,179

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at September 30, 2013:

Assets:	Barclays Bank PLC	Citigroup, Inc.	Deutsche Bank AG	HSBC	JPMorgan Chase & Co.	Totals
Forward foreign currency contracts	$—	$4,318	$57,694	$28,970	$—	$90,982
Total Assets	$—	$4,318	$57,694	$28,970	$—	$90,982

Liabilities:
Forward foreign currency contracts	$233,282	$21,298	$117,303	$—	$12,355	$384,238
Credit default swaps	—	—	1,092,624	—	190,209	1,282,833
Total Liabilities	$233,282	$21,298	$1,209,927	$—	$202,564	$1,667,071

Net OTC derivative instruments by counterparty, at fair value	$(233,282)	$(16,980)	$(1,152,233)	$28,970	$(202,564)	(1,576,089)
Total collateral pledged by Portfolio/(Received from counterparty)	$—	$—	$—	$—	$—	$—
Net Exposure(1)	$(233,282)	$(16,980)	$(1,152,233)	$28,970	$(202,564)	$(1,576,089)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

ING CLARION GLOBAL REAL ESTATE PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 99.4%
		Australia: 7.6%
2,990,885		Dexus Property Group	2,799,741	0.9
991,700		Federation Centres Ltd	2,114,993	0.7
805,184		Goodman Group	3,669,009	1.2
231,525		Investa Office Fund	636,766	0.2
2,914,341		Mirvac Group	4,737,796	1.6
342,200		Stockland	1,236,938	0.4
355,345		Westfield Group	3,651,637	1.2
1,538,652		Westfield Retail Trust	4,265,245	1.4
			23,112,125	7.6

		Austria: 0.1%
51,800		Atrium European Real Estate Ltd.	293,135	0.1

		Canada: 1.0%
27,700		Boardwalk Real Estate Investment Trust	1,549,242	0.5
19,300		Calloway Real Estate Investment Trust	456,245	0.2
39,200		RioCan Real Estate Investment Trust	924,771	0.3
			2,930,258	1.0

		China: 0.3%
320,700		China Overseas Land & Investment Ltd.	948,484	0.3

		France: 5.5%
15,052		Fonciere Des Regions	1,248,212	0.4
2,280		Gecina S.A.	291,586	0.1
17,506		ICADE	1,598,237	0.5
80,783		Klepierre	3,503,438	1.2
29,960		Mercialys	600,270	0.2
2		Societe Immobiliere de Location pour l’Industrie et le Commerce	225	0.0
37,854		Unibail-Rodamco SE	9,391,154	3.1
			16,633,122	5.5

		Germany: 0.6%
30,200	@	LEG Immobilien AG	1,734,873	0.6

		Hong Kong: 7.6%
261,959		Cheung Kong Holdings Ltd.	3,987,884	1.3
501,513		Hongkong Land Holdings Ltd.	3,304,623	1.1
157,000		Kerry Properties Ltd.	670,604	0.2
816,600		Link Real Estate Investment Trust	3,992,466	1.3
1,293,657		Sino Land Co.	1,905,926	0.6
329,200		Sun Hung Kai Properties Ltd.	4,480,701	1.5
516,000		Swire Properties Ltd.	1,448,877	0.5
388,392		Wharf Holdings Ltd.	3,365,366	1.1
			23,156,447	7.6

		Japan: 20.1%
285		Advance Residence Investment Corp.	666,360	0.2
28,717		Daito Trust Construction Co., Ltd.	2,873,804	0.9
97,812		Daiwa House Industry Co., Ltd.	1,847,758	0.6
463		Japan Real Estate Investment Corp.	5,398,247	1.8
2,312		Japan Retail Fund Investment Corp.	4,760,448	1.6
285		Kenedix Realty Investment Corp.	1,401,821	0.5
476,819		Mitsubishi Estate Co., Ltd.	14,130,874	4.7
370,982		Mitsui Fudosan Co., Ltd.	12,527,832	4.1
192		Nippon Building Fund, Inc.	2,382,253	0.8
102		Nippon Prologis REIT, Inc.	1,022,110	0.3
141,900		Hulic Co. Ltd.	2,133,278	0.7
158,900		Sumitomo Realty & Development Co., Ltd.	7,573,560	2.5
248,400		Tokyo Tatemono Co., Ltd.	2,283,855	0.8
1,248		United Urban Investment Corp.	1,904,077	0.6
			60,906,277	20.1

		Netherlands: 0.7%
14,350		Corio NV	618,164	0.2
39,337		Eurocommercial Properties NV	1,592,559	0.5
			2,210,723	0.7

		Singapore: 4.1%
608,800		Ascendas Real Estate Investment Trust	1,107,706	0.4
2,383,000	L	CapitaCommercial Trust	2,751,305	0.9
377,580		CapitaLand Ltd.	931,031	0.3
402,679		CapitaMall Trust	629,157	0.2
829,800		CapitaMalls Asia Ltd.	1,294,500	0.4
214,500		Frasers Centrepoint Trust	315,282	0.1
1,629,500		Global Logistic Properties Ltd.	3,751,123	1.2
111,000		Keppel Land Ltd.	313,331	0.1
2,026,000	@	Mapletree Greater China Commercial Trust	1,445,891	0.5
			12,539,326	4.1

		Sweden: 0.8%
106,983		Castellum AB	1,529,144	0.5
70,717		Hufvudstaden AB	899,886	0.3
			2,429,030	0.8

		Switzerland: 0.5%
17,962		PSP Swiss Property AG	1,559,987	0.5

		United Kingdom: 5.6%
240,699		British Land Co. PLC	2,248,555	0.7

ING CLARION GLOBAL REAL ESTATE PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
63,110		Derwent Valley Holdings PLC	$2,419,443	0.8
318,290		Great Portland Estates PLC	2,776,338	0.9
345,905		Hammerson PLC	2,804,293	0.9
401,155		Land Securities Group PLC	5,962,905	2.0
346,800		Safestore Holdings Ltd.	752,327	0.3
			16,963,861	5.6

		United States: 44.9%
35,000	@	American Homes 4 Rent	565,250	0.2
30,525		AvalonBay Communities, Inc.	3,879,422	1.3
111,300		BioMed Realty Trust, Inc.	2,069,067	0.7
57,600		Boston Properties, Inc.	6,157,440	2.0
107,400		Brandywine Realty Trust	1,415,532	0.5
57,900		BRE Properties, Inc.	2,939,004	1.0
40,400		CommonWealth REIT	885,164	0.3
188,400		DDR Corp.	2,959,764	1.0
102,000		Douglas Emmett, Inc.	2,393,940	0.8
231,100		Duke Realty Corp.	3,568,184	1.2
106,600		Equity Residential	5,710,562	1.9
7,500		Essex Property Trust, Inc.	1,107,750	0.4
6,000		Federal Realty Investment Trust	608,700	0.2
287,082		General Growth Properties, Inc.	5,537,812	1.8
86,500		HCP, Inc.	3,542,175	1.2
100,000		Health Care Real Estate Investment Trust, Inc.	6,238,000	2.1
47,800		Healthcare Realty Trust, Inc.	1,104,658	0.4
59,700		Healthcare Trust of America, Inc.	628,044	0.2
52,300		Highwoods Properties, Inc.	1,846,713	0.6
446,021		Host Hotels & Resorts, Inc.	7,881,191	2.6
75,000		Kilroy Realty Corp.	3,746,250	1.2
191,000		Kimco Realty Corp.	3,854,380	1.3
95,900		Lexington Realty Trust	1,076,957	0.3
119,300		Liberty Property Trust	4,247,080	1.4
87,765		Macerich Co.	4,953,456	1.6
37,600		Pebblebrook Hotel Trust	1,079,496	0.3
62,000		Post Properties, Inc.	2,791,240	0.9
181,027		ProLogis, Inc.	6,810,236	2.2
29,294		Public Storage, Inc.	4,703,152	1.5
40,200		Ramco-Gershenson Properties	619,482	0.2
83,400		Senior Housing Properties Trust	1,946,556	0.6
75,351		Simon Property Group, Inc.	11,169,279	3.7
67,100		SL Green Realty Corp.	5,961,164	2.0
25,100		Starwood Hotels & Resorts Worldwide, Inc.	1,667,895	0.5
140,000		Strategic Hotel Capital, Inc.	1,215,200	0.4
102,200		Sunstone Hotel Investors, Inc.	1,302,028	0.4
26,640		Tanger Factory Outlet Centers, Inc.	869,796	0.3
34,900		Taubman Centers, Inc.	2,349,119	0.8
188,475		UDR, Inc.	4,466,857	1.5
53,070		Ventas, Inc.	3,263,805	1.1
60,631		Vornado Realty Trust	5,096,642	1.7
65,100		Weyerhaeuser Co.	1,863,813	0.6
			136,092,255	44.9

		Total Common Stock (Cost $199,757,655)	301,509,903	99.4

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 0.8%
	Securities Lending Collateralcc(1): 0.0%
8,623
Barclays Bank PLC, Repurchase Agreement dated 09/30/13, 0.04%, due 10/01/13 (Repurchase Amount $8,623, collateralized by various U.S. Government Securities, 0.000%–4.250%, Market Value plus accrued interest $8,795, due 10/15/13–11/15/41)

	(Cost $8,623)	8,623	0.0

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.8%
2,482,616	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.020%†† (Cost $2,482,616)	2,482,616	0.8

	Total Short-Term Investments (Cost $2,491,239)	2,491,239	0.8

	Total Investments in Securities (Cost $202,248,894)	$304,001,142	100.2
	Liabilities in Excess of Other Assets	(684,783)	(0.2)
	Net Assets	$303,316,359	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

ING CLARION GLOBAL REAL ESTATE PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

††	Rate shown is the 7-day yield as of September 30, 2013.

@	Non-income producing security

cc	Securities purchased with cash collateral for securities loaned.

L	Loaned security, a portion or all of the security is on loan at September 30, 2013.

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $234,472,646.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$90,406,070
Gross Unrealized Depreciation	(20,877,574)
Net Unrealized Appreciation	$69,528,496

REIT Diversification	Percentage of Net Assets
Retail REITs	24.0%
Diversified Real Estate Activities	16.7
Diversified REITs	13.6
Office REITs	12.7
Specialized REITs	8.0
Residential REITs	7.9
Real Estate Operating Companies	5.5
Industrial REITs	4.1
Hotels, Resorts & Cruise Lines	3.9
Real Estate Development	3.0
Assets in Excess of Other Liabilities*	0.6
Net Assets	100.0%

*	Includes short-term investments.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2013
Asset Table
Investments, at fair value
Common Stock
Australia	$—	$23,112,125	$—	$23,112,125
Austria	293,135	—	—	293,135
Canada	2,930,258	—	—	2,930,258
China	—	948,484	—	948,484
France	600,495	16,032,627	—	16,633,122
Germany	—	1,734,873	—	1,734,873
Hong Kong	—	23,156,447	—	23,156,447
Japan	—	60,906,277	—	60,906,277
Netherlands	—	2,210,723	—	2,210,723
Singapore	—	12,539,326	—	12,539,326
Sweden	—	2,429,030	—	2,429,030
Switzerland	—	1,559,987	—	1,559,987
United Kingdom	752,327	16,211,534	—	16,963,861
United States	136,092,255	—	—	136,092,255
Total Common Stock	140,668,470	160,841,433	—	301,509,903
Short-Term Investments	2,482,616	8,623	—	2,491,239
Total Investments, at fair value	$143,151,086	$160,850,056	$—	$304,001,142

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

ING CLARION REAL ESTATE PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 99.7%
		Consumer Discretionary: 0.5%
48,600		Starwood Hotels & Resorts Worldwide, Inc.	$3,229,470	0.5

		Financials: 99.2%
231,400		American Realty Capital Properties, Inc.	2,823,080	0.5
78,200	@	American Residential Properties, Inc.	1,377,102	0.2
45,100		Apartment Investment & Management Co.	1,260,094	0.2
161,052		AvalonBay Communities, Inc.	20,468,099	3.2
447,200		BioMed Realty Trust, Inc.	8,313,448	1.3
240,696		Boston Properties, Inc.	25,730,402	4.0
397,200		Brandywine Realty Trust	5,235,096	0.8
259,720		BRE Properties, Inc.	13,183,387	2.1
694,400		Cole Real Estate Investment, Inc.	8,513,344	1.3
113,600		CommonWealth REIT	2,488,976	0.4
439,800		Cousins Properties, Inc.	4,525,542	0.7
289,100		CubeSmart	5,157,544	0.8
407,900		DCT Industrial Trust, Inc.	2,932,801	0.5
695,700		DDR Corp.	10,929,447	1.7
69,857	L	Digital Realty Trust, Inc.	3,709,407	0.6
523,600		Douglas Emmett, Inc.	12,288,892	1.9
824,000		Duke Realty Corp.	12,722,560	2.0
123,400		EPR Properties	6,014,516	0.9
579,771		Equity Residential	31,058,332	4.9
74,180		Essex Property Trust, Inc.	10,956,386	1.7
19,088		Federal Realty Investment Trust	1,936,478	0.3
1,101,653		General Growth Properties, Inc.	21,250,886	3.3
486,352		HCP, Inc.	19,916,114	3.1
400,100		Health Care Real Estate Investment Trust, Inc.	24,958,238	3.9
373,645		Healthcare Realty Trust, Inc.	8,634,936	1.4
326,600		Healthcare Trust of America, Inc.	3,435,832	0.5
255,647		Highwoods Properties, Inc.	9,026,896	1.4
1,752,068		Host Hotels & Resorts, Inc.	30,959,042	4.8
259,600		Kilroy Realty Corp.	12,967,020	2.0
881,978		Kimco Realty Corp.	17,798,316	2.8
570,400		Lexington Realty Trust	6,405,592	1.0
395,545		Liberty Property Trust	14,081,402	2.2
284,223		Macerich Co.	16,041,546	2.5
136,400		Pebblebrook Hotel Trust	3,916,044	0.6
203,400		Post Properties, Inc.	9,157,068	1.4
768,184		ProLogis, Inc.	28,899,082	4.5
139,564		Public Storage, Inc.	22,407,000	3.5
188,011		Ramco-Gershenson Properties	2,897,250	0.5
130,100		Realty Income Corp.	5,171,475	0.8
173,100		Regency Centers Corp.	8,369,385	1.3
436,300		Senior Housing Properties Trust	10,183,242	1.6
390,781		Simon Property Group, Inc.	57,925,468	9.1
182,454		SL Green Realty Corp.	16,209,213	2.5
667,500	@	Strategic Hotel Capital, Inc.	5,793,900	0.9
101,451		Sun Communities, Inc.	4,323,842	0.7
479,000		Sunstone Hotel Investors, Inc.	6,102,460	1.0
80,798		Tanger Factory Outlet Centers, Inc.	2,638,055	0.4
153,314	L	Taubman Centers, Inc.	10,319,565	1.6
713,803		UDR, Inc.	16,917,131	2.7
301,595		Ventas, Inc.	18,548,092	2.9
283,513		Vornado Realty Trust	23,832,103	3.7
132,600		Weyerhaeuser Co.	3,796,338	0.6
			634,507,466	99.2

		Total Common Stock (Cost $577,902,912)	637,736,936	99.7

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 1.2%
	Securities Lending Collateralcc(1): 0.6%
1,000,000	Citigroup, Inc., Repurchase Agreement dated 09/30/13, 0.10%, due 10/01/13 (Repurchase Amount $1,000,003, collateralized by various U.S. Government Agency Obligations, 0.000%–7.000%, Market Value plus accrued interest $1,020,000, due 06/01/14–09/15/49)	1,000,000	0.2
1,000,000	JPMorgan Chase & Co., Repurchase Agreement dated 09/30/13, 0.07%, due 10/01/13 (Repurchase Amount $1,000,002, collateralized by various U.S. Government Agency Obligations, 2.000%–5.500%, Market Value plus accrued interest $1,020,011, due 03/01/23–07/01/43)	1,000,000	0.1

ING CLARION REAL ESTATE PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
863,309	Morgan Stanley, Repurchase Agreement dated 09/30/13, 0.06%, due 10/01/13 (Repurchase Amount $863,310, collateralized by various U.S. Government Agency Obligations, 0.000%–8.500%, Market Value plus accrued interest $880,576, due 11/20/13–11/01/47)	$863,309	0.1
1,000,000	Nomura Securities, Repurchase Agreement dated 09/30/13, 0.08%, due 10/01/13 (Repurchase Amount $1,000,002, collateralized by various U.S. Government Agency Obligations, 1.798%–5.916%, Market Value plus accrued interest $1,020,008, due 04/17/14–10/01/43)	1,000,000	0.2
		3,863,309	0.6

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.6%
3,716,096	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.020%†† (Cost $3,716,096)	3,716,096	0.6

	Total Short-Term Investments (Cost $7,579,405)	7,579,405	1.2

	Total Investments in Securities (Cost $585,482,317)	$645,316,341	100.9
	Liabilities in Excess of Other Assets	(5,767,986)	(0.9)
	Net Assets	$639,548,355	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

††	Rate shown is the 7-day yield as of September 30, 2013.

@	Non-income producing security

cc	Securities purchased with cash collateral for securities loaned.

L	Loaned security, a portion or all of the security is on loan at September 30, 2013.

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $596,144,883.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$67,789,209
Gross Unrealized Depreciation	(18,617,751)
Net Unrealized Appreciation	$49,171,458

REIT Diversification	Percentage of Net Assets
Retail REITs	23.5%
Specialized REITs	18.9
Residential REITs	17.6
Diversified REITs	14.5
Office REITs	13.0
Hotels, Resorts & Cruise Lines	7.2
Industrial REITs	5.0
Assets in Excess of Other Liabilities*	0.3
Net Assets	100.0%

*	Includes short-term investments.

ING CLARION REAL ESTATE PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2013
Asset Table
Investments, at fair value
Common Stock*	$637,736,936	$—	$—	$637,736,936
Short-Term Investments	3,716,096	3,863,309	—	7,579,405
Total Investments, at fair value	$641,453,032	$3,863,309	$—	$645,316,341

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

ING DFA WORLD EQUITY PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets

MUTUAL FUNDS: 99.9%
769,212		DFA Emerging Markets Core Equity Portfolio	$14,815,025	8.1
966,820		DFA International Real Estate Securities Portfolio	5,143,485	2.8
1,483,434		DFA International Vector Equity Portfolio	16,836,978	9.3
1,963,107		DFA Large Cap International Portfolio	42,206,793	23.2
1,569,661		DFA U.S. Core Equity 1 Portfolio	23,733,282	13.0
2,171,526		DFA U.S. Large Company Portfolio	28,794,429	15.8
323,316		DFA U.S. Small Cap Portfolio	9,402,040	5.2
782,643	@	VA International Small Portfolio	9,509,107	5.2
1,019,603	@	VA International Value Portfolio	13,040,717	7.2
427,271	@	VA U.S. Large Value Portfolio	9,173,499	5.0
553,001	@	VA U.S. Targeted Value Portfolio	9,345,710	5.1

		Total Mutual Funds (Cost $145,658,416)	182,001,065	99.9
		Assets in Excess of Other Liabilities	121,801	0.1
		Net Assets	$182,122,866	100.0

@	Non-income producing security

Cost for federal income tax purposes is $146,314,452.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$36,762,663
Gross Unrealized Depreciation	(1,076,050)
Net Unrealized Appreciation	$35,686,613

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2013
Asset Table
Investments, at fair value
Mutual Funds	$182,001,065	$—	$—	$182,001,065
Total Investments, at fair value	$182,001,065	$—	$—	$182,001,065

ING FMRSM DIVERSIFIED MID CAP PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 98.7%
		Consumer Discretionary: 20.5%
31,892	@	AFC Enterprises	$1,390,172	0.1
99,811	@	American Public Education, Inc.	3,772,856	0.3
174,400	L	Arnest One Corp.	4,113,964	0.4
43,060	@	Asbury Automotive Group, Inc.	2,290,792	0.2
183,103	@	Bloomin’ Brands, Inc.	4,323,062	0.4
8,230		BorgWarner, Inc.	834,440	0.1
118,172		Brinker International, Inc.	4,789,511	0.4
42,000	L	Burger King Worldwide Inc.	819,840	0.1
46,360	@	Cabela’s, Inc.	2,922,071	0.2
9,779	@	Carmax, Inc.	473,988	0.0
117,330		Cheesecake Factory	5,156,653	0.4
7,438		Choice Hotels International, Inc.	321,247	0.0
2,114		Cinemark Holdings, Inc.	67,098	0.0
9,661		Comcast Corp. — Class A	436,194	0.0
22,621	@	Conn’s, Inc.	1,131,955	0.1
254,772		CST Brands, Inc.	7,592,206	0.6
172,377		Delphi Automotive PLC	10,070,264	0.9
14,473		Dick’s Sporting Goods, Inc.	772,569	0.1
63,154		Dollar General Corp.	3,565,675	0.3
37,128		Dorman Products, Inc.	1,839,692	0.2
126,000	@	Express, Inc.	2,972,340	0.3
13,744	@	Fiesta Restaurant Group, Inc.	517,599	0.0
89,296		Foot Locker, Inc.	3,030,706	0.3
42,048		Gap, Inc.	1,693,693	0.1
63,024		Gentex Corp.	1,612,784	0.1
157,523	@	G-III Apparel Group Ltd.	8,599,181	0.7
55,421		GNC Holdings, Inc.	3,027,649	0.3
245,787	@	Grand Canyon Education, Inc.	9,900,300	0.8
48,385		Guess?, Inc.	1,444,292	0.1
291,231		H&R Block, Inc.	7,764,218	0.7
113,440		Harley-Davidson, Inc.	7,287,386	0.6
128,990		Harman International Industries, Inc.	8,543,008	0.7
227,000	@	Haseko Corp.	1,634,503	0.1
103,938		HSN, Inc.	5,573,156	0.5
167,793		Interpublic Group of Cos., Inc.	2,882,684	0.2
144,501	@	Jarden Corp.	6,993,848	0.6
216,283		Johnson Controls, Inc.	8,975,744	0.8
10,534	@	Jubilant Foodworks Ltd.	194,725	0.0
95,810		Lithia Motors, Inc.	6,990,298	0.6
120,985		McGraw-Hill Cos., Inc.	7,935,406	0.7
18,875		Men’s Wearhouse, Inc.	642,694	0.1
21,200		Murphy USA, Inc.	856,268	0.1
10,000		Naspers Ltd.	925,819	0.1
438,112	@	New Focus Auto Tech Holdings Ltd.	37,379	0.0
36,800		New Oriental Education & Technology Group ADR	916,320	0.1
28,530		Nexstar Broadcasting Group, Inc.	1,269,728	0.1
225,236	@	Office Depot, Inc.	1,087,890	0.1
3,509		Page Industries Ltd.	246,258	0.0
63,557		Papa John’s International, Inc.	4,441,363	0.4
38,057		Petsmart, Inc.	2,902,227	0.2
45,067		Polaris Industries, Inc.	5,821,755	0.5
51,591		Rent-A-Center, Inc.	1,965,617	0.2
9,012		Ross Stores, Inc.	656,074	0.1
196,742		Ruth’s Hospitality Group, Inc.	2,333,360	0.2
218,688		Service Corp. International	4,071,971	0.3
61,962	@	Signet Jewelers Ltd.	4,439,577	0.4
10,202		Sinclair Broadcast Group, Inc.	341,971	0.0
93,490		Standard Motor Products, Inc.	3,006,638	0.3
15,630		Staples, Inc.	228,980	0.0
210,516	@	Tenneco, Inc.	10,631,058	0.9
139,452		Texas Roadhouse, Inc.	3,664,799	0.3
212,173		Time Warner, Inc.	13,963,105	1.2
51,686		TJX Cos., Inc.	2,914,574	0.2
45,898		Tractor Supply Co.	3,082,969	0.3
16,500	@	TripAdvisor, Inc.	1,251,360	0.1
11,500		TRW Automotive Holdings Corp.	820,065	0.1
15,000		Tsutsumi Jewelry Co., Ltd.	393,577	0.0
25,700		Twenty-First Century Fox, Inc.	860,950	0.1
17,439		Universal Technical Institute, Inc.	211,535	0.0
4,300		VF Corp.	855,915	0.1
69,357		Whirlpool Corp.	10,156,639	0.9
36,466	@	Winnebago Industries	946,657	0.1
			240,202,861	20.5

		Consumer Staples: 3.9%
488,695		Archer-Daniels-Midland Co.	18,003,524	1.6
30,487		Britannia Industries Ltd.	400,184	0.0
29,832		Dr Pepper Snapple Group, Inc.	1,337,070	0.1
8,786		Energizer Holdings, Inc.	800,844	0.1
93,502		Green Mountain Coffee Roasters, Inc.	7,043,506	0.6
416,021		Kroger Co.	16,782,287	1.4
7,435	@	Post Holdings, Inc.	300,151	0.0
153,700	@	SunOpta, Inc.	1,492,160	0.1
			46,159,726	3.9

		Energy: 5.3%
41,436		Apache Corp.	3,527,861	0.3

ING FMRSM DIVERSIFIED MID CAP PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Energy: (continued)
62,783	@	Bonanza Creek Energy, Inc.	$3,029,908	0.3
31,748		Canadian Natural Resources Ltd.	997,702	0.1
43,766		Cimarex Energy Co.	4,219,042	0.4
28,820	L	Continental Resources, Inc.	3,091,233	0.3
80,860	@	Denbury Resources, Inc.	1,488,633	0.1
10,936	@	Dresser-Rand Group, Inc.	682,406	0.0
14,237	@	Dril-Quip, Inc.	1,633,696	0.1
102,849		Energy XXI Bermuda Ltd.	3,106,040	0.3
80,400	@	Ensco PLC	4,321,500	0.4
88,056		Marathon Oil Corp.	3,071,393	0.3
102,979		National Oilwell Varco, Inc.	8,043,690	0.7
148,684		Noble Corp.	5,615,795	0.5
86,929	@	Oasis Petroleum, Inc.	4,270,822	0.4
32,700		Oceaneering International, Inc.	2,656,548	0.2
17,848	@	Oil States International, Inc.	1,846,554	0.1
25,411		Peabody Energy Corp.	438,340	0.0
15,500	@	Rosetta Resources, Inc.	844,130	0.1
83,900		Suncor Energy, Inc.	2,999,890	0.2
148,421	@	Tetra Technologies, Inc.	1,859,715	0.2
62,297	@	Whiting Petroleum Corp.	3,728,475	0.3
			61,473,373	5.3

		Financials: 11.9%
5,150	@	Altisource Asset Management Corp.	2,725,612	0.2
40,510	@	Altisource Portfolio Solutions SA	5,671,805	0.5
36,108		Altisource Residential Corp.	829,762	0.1
40,452		American Express Co.	3,054,935	0.3
81,200		Ameriprise Financial, Inc.	7,395,696	0.6
18,571		BB&T Corp.	626,771	0.1
37,298		Blackrock, Inc.	10,093,585	0.9
316,414		Blackstone Group LP	7,875,544	0.7
19,628		City National Corp.	1,308,402	0.1
68,513		Comerica, Inc.	2,693,246	0.2
56,513		Commerce Bancshares, Inc.	2,475,834	0.2
7,332	@	Credit Acceptance Corp.	812,459	0.1
76,700		Credit Saison Co., Ltd.	2,088,660	0.2
17,589		CRISIL Ltd.	331,032	0.0
10,655		Cullen/Frost Bankers, Inc.	751,710	0.1
33,444		Discover Financial Services	1,690,260	0.1
66,300	@	E*Trade Financial Corp.	1,093,950	0.1
78,520		East-West Bancorp., Inc.	2,508,714	0.2
2,414		Equifax, Inc.	144,478	0.0
454,238		First Niagara Financial Group, Inc.	4,710,448	0.4
33,714		Hanover Insurance Group, Inc.	1,865,058	0.2
22,500		Hitachi Capital Corp.	543,725	0.0
912,827		Huntington Bancshares, Inc.	7,539,951	0.6
229,451		Invesco Ltd.	7,319,487	0.6
29,200		Lakeland Financial Corp.	953,380	0.1
37,396	@	Lazard Ltd.	1,347,004	0.1
115,763		Marsh & McLennan Cos., Inc.	5,041,479	0.4
131,800		Marusan Securities Co., Ltd.	1,108,947	0.1
544,400		Monex Beans Holdings, Inc.	2,304,305	0.2
15,532		Nasdaq Stock Market, Inc.	498,422	0.0
124,780	@, L	Nationstar Mortgage Holdings, Inc.	7,016,379	0.6
283,836		Old Republic International Corp.	4,371,074	0.4
292,900		ORIX Corp.	4,788,308	0.4
138,535		PrivateBancorp, Inc.	2,964,649	0.3
112,338		Protective Life Corp.	4,779,982	0.4
17,331		Reinsurance Group of America, Inc.	1,161,004	0.1
197,392		SEI Investments Co.	6,101,387	0.5
858,000		Shinsei Bank Ltd.	2,094,081	0.2
319,348		SLM Corp.	7,951,765	0.7
99,071		SunTrust Bank	3,211,882	0.3
538,380		Synovus Financial Corp.	1,776,654	0.1
14,001	@	Virtus Investment Partners	2,277,123	0.2
69,550		Waddell & Reed Financial, Inc.	3,580,434	0.3
			139,479,383	11.9

		Health Care: 11.3%
61,730	@	Actavis, Inc.	8,889,120	0.8
95,889		Aetna, Inc.	6,138,814	0.5
24,400	@	Alere, Inc.	745,908	0.1
32,329		Amgen, Inc.	3,618,908	0.3
261,763	@	AMN Healthcare Services, Inc.	3,601,859	0.3
8,900		Biogen Idec, Inc.	2,142,764	0.2
1,192,015	@	Boston Scientific Corp.	13,994,256	1.2
63,909	@	Bruker BioSciences Corp.	1,319,721	0.1
19,755		Celgene Corp.	3,040,887	0.3
34,952	@	Centene Corp.	2,235,530	0.2
16,964		Community Health Systems, Inc.	704,006	0.1
25,504		CR Bard, Inc.	2,938,061	0.2
101	@	Genomic Health, Inc.	3,089	0.0
28,297	@	Greatbatch, Inc.	962,947	0.1
183,810		HCA Holdings, Inc.	7,857,877	0.7

ING FMRSM DIVERSIFIED MID CAP PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Health Care: (continued)
64,467	@	Health Net, Inc.	$2,043,604	0.2
147,800	@	Healthways, Inc.	2,735,778	0.2
67,118		Hill-Rom Holdings, Inc.	2,404,838	0.2
25,566		Hospira, Inc.	1,002,698	0.1
68,081	@	Jazz Pharmaceuticals PLC	6,261,410	0.5
45,929	@	Mallinckrodt PLC — W/I	2,025,010	0.2
51,873	@	MedAssets, Inc.	1,318,612	0.1
20,760	@	Mednax, Inc.	2,084,304	0.2
23,600		Miraca Holdings, Inc.	1,054,734	0.1
114,746	@	Mylan Laboratories	4,379,855	0.4
40,397		Omnicare, Inc.	2,242,033	0.2
4,850	@	Puma Biotechnology, Inc.	260,251	0.0
12,005	@	Salix Pharmaceuticals Ltd.	802,894	0.1
64,182	@	Santarus, Inc.	1,448,588	0.1
56,505		Stryker Corp.	3,819,173	0.3
40,061	@	Tenet Healthcare Corp.	1,650,113	0.1
75,057		Thermo Fisher Scientific, Inc.	6,916,503	0.6
127,278		Trinity Biotech PLC ADR	2,769,569	0.2
140,150	@	United Therapeutics Corp.	11,050,827	0.9
40,823		Universal Health Services, Inc.	3,061,317	0.3
77,596	@	Valeant Pharmaceuticals International, Inc.	8,090,685	0.7
172,189	@	VCA Antech, Inc.	4,728,310	0.4
18,427	@	Vertex Pharmaceuticals, Inc.	1,397,135	0.1
			131,741,988	11.3

		Industrials: 16.6%
47,169	@	Aecom Technology Corp.	1,474,975	0.1
59,503		AGCO Corp.	3,595,171	0.3
24,455		Ametek, Inc.	1,125,419	0.1
91,032		AO Smith Corp.	4,114,646	0.4
135,279		Babcock & Wilcox Co.	4,561,608	0.4
76,500		BE Aerospace, Inc.	5,647,230	0.5
39,207		Chicago Bridge & Iron Co. NV	2,657,058	0.2
211,372		Con-way, Inc.	9,108,019	0.8
35,693		Copa Holdings S.A.	4,949,548	0.4
23,097		Corporate Executive Board Co.	1,677,304	0.2
25,337		Crane Co.	1,562,533	0.1
47,431		Cummins, Inc.	6,302,157	0.5
139,215		Delta Airlines, Inc.	3,284,082	0.3
87,653		Dun & Bradstreet Corp.	9,102,764	0.8
59,522	@	Dycom Industries, Inc.	1,666,021	0.1
21,906		EnerSys	1,328,161	0.1
43,849	@	Esterline Technologies Corp.	3,503,097	0.3
103,490		Fluor Corp.	7,343,650	0.6
31,716	@	Foster Wheeler AG	835,399	0.1
43,492		G&K Services, Inc.	2,626,482	0.2
144,754		Generac Holdings, Inc.	6,172,311	0.5
226,136		Harsco Corp.	5,630,786	0.5
139,844	@	Hertz Global Holdings, Inc.	3,098,943	0.3
87,018	@	Hexcel Corp.	3,376,298	0.3
16,246		IDEX Corp.	1,060,052	0.1
181,920		Ingersoll-Rand PLC — Class A	11,813,885	1.0
28,836		Insperity, Inc.	1,084,234	0.1
3,419		ITT Corp.	122,913	0.0
117,704	@	Jacobs Engineering Group, Inc.	6,848,019	0.6
33,312		JB Hunt Transport Services, Inc.	2,429,444	0.2
62,047		Kelly Services, Inc.	1,208,055	0.1
144,621		Manitowoc Co., Inc.	2,831,679	0.2
195,231		Manpower, Inc.	14,201,103	1.2
26,870		MAX India Ltd.	82,342	0.0
2,000		Mine Safety Appliances Co.	103,220	0.0
34,500	@	Old Dominion Freight Line	1,586,655	0.1
60,809	@	Performant Financial Corp.	664,034	0.1
28,470		Randstad Holdings NV	1,605,753	0.1
80,005		Republic Services, Inc.	2,668,967	0.2
90,658	@	Roadrunner Transportation Systems, Inc.	2,560,182	0.2
23,654		Ryder System, Inc.	1,412,144	0.1
52,470		Snap-On, Inc.	5,220,765	0.5
282,672		Southwest Airlines Co.	4,115,704	0.4
198,036	@	Spirit Airlines, Inc.	6,786,694	0.6
39,771		SPX Corp.	3,366,217	0.3
90,797		Steelcase, Inc.	1,509,046	0.1
101,100		Textron, Inc.	2,791,371	0.2
69,925		Towers Watson & Co.	7,479,178	0.6
1,345	@	Trimas Corp.	49,698	0.0
82,901	@	TrueBlue, Inc.	1,990,453	0.2
22,175		Unifirst Corp.	2,315,514	0.2
44,980		United Rentals, Inc.	2,621,884	0.2
55,581		URS Corp.	2,987,479	0.3
50,600	@, X	Uzel Makina Sanayii AS	—	—
48,900		Wabtec Corp.	3,074,343	0.3
15,869		Watts Water Technologies, Inc.	894,536	0.1
30,131		West Corp.	668,004	0.1
30,981		Woodward Governor Co.	1,264,954	0.1
			194,162,183	16.6

		Information Technology: 23.4%
181,760		Activision Blizzard, Inc.	3,029,939	0.3
123,573	@	Advanced Energy Industries, Inc.	2,164,999	0.2
54,305	@	Alliance Data Systems Corp.	11,483,878	1.0
205,996	@	Arrow Electronics, Inc.	9,996,986	0.9
19,820		ASML Holding NV	1,957,423	0.2
117,333	@	Avago Technologies Ltd.	5,059,399	0.4

ING FMRSM DIVERSIFIED MID CAP PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Information Technology: (continued)
96,509		Avnet, Inc.	$4,025,390	0.3
44,665	@	Benchmark Electronics, Inc.	1,022,382	0.1
30,900	@	Blackhawk Network Holdings, Inc.	742,527	0.1
223,765		Brocade Communications Systems, Inc.	1,801,308	0.1
124,118	@	CDW Corp./DE	2,833,614	0.2
27,640		Computer Task Group, Inc.	446,662	0.0
183,087		Compuware Corp.	2,050,574	0.2
111,630	@	Cray, Inc.	2,686,934	0.2
418,000	@	Electronic Arts, Inc.	10,679,900	0.9
302,339		EMC Corp.	7,727,785	0.7
256,778	@	Euronet Worldwide, Inc.	10,219,764	0.9
16,033	@	F5 Networks, Inc.	1,374,990	0.1
198,377		Fidelity National Information Services, Inc.	9,212,628	0.8
114,266		Fiserv, Inc.	11,546,579	1.0
108,554		FleetCor Technologies, Inc.	11,958,309	1.0
947,289		Flextronics International Ltd.	8,610,857	0.7
390,914	@	Freescale Semiconductor Holdings Ltd.	6,508,718	0.6
33,322	@	Gartner, Inc.	1,999,320	0.2
1,723		Gemalto NV	184,949	0.0
43,784	@	Genpact Ltd.	826,642	0.1
28,650		Global Payments, Inc.	1,463,442	0.1
117,437		Heartland Payment Systems, Inc.	4,664,598	0.4
266,635	@	Integrated Device Technology, Inc.	2,511,702	0.2
62,308	@	International Rectifier Corp.	1,543,369	0.1
85,697		Intuit, Inc.	5,682,568	0.5
171,622	@, L	InvenSense, Inc.	3,023,980	0.3
169,417		Jabil Circuit, Inc.	3,672,961	0.3
10,447		Jack Henry & Associates, Inc.	539,170	0.0
388,589	@	Juniper Networks, Inc.	7,717,378	0.7
29,984		KLA-Tencor Corp.	1,824,526	0.2
99,360	@	Lam Research Corp.	5,086,238	0.4
558,900		LSI Logic Corp.	4,370,598	0.4
56,900		Mail.ru Group Ltd. GDR	2,173,580	0.2
186	@	Marvell Technology Group Ltd.	2,139	0.0
387,316		Mentor Graphics Corp.	9,051,575	0.8
20,900		Microchip Technology, Inc.	842,061	0.1
79,035	@	NeuStar, Inc.	3,910,652	0.3
403,924		Nvidia Corp.	6,285,058	0.5
220,008		NXP Semiconductor NV	8,186,498	0.7
139,897	@	PDF Solutions, Inc.	2,972,811	0.3
25,895		Plantronics, Inc.	1,192,465	0.1
1,900	@	Plexus Corp.	70,680	0.0
186,807	@	PMC — Sierra, Inc.	1,236,662	0.1
38,000	@	Polycom, Inc.	414,960	0.0
448,104	@	Sapient Corp.	6,976,979	0.6
131,074	@	Skyworks Solutions, Inc.	3,255,878	0.3
23,348	@	SS&C Technologies Holdings, Inc.	889,559	0.1
35,987	@	Stamps.com, Inc.	1,652,883	0.1
230,150		Symantec Corp.	5,696,213	0.5
91,689	@	Take-Two Interactive Software, Inc.	1,665,072	0.1
245,586		TE Connectivity Ltd.	12,716,443	1.1
23,384	@	Tech Data Corp.	1,167,096	0.1
231,501	@	TeleTech Holdings, Inc.	5,808,360	0.5
19,000		Tencent Holdings Ltd.	999,183	0.1
13,572	@	Teradyne, Inc.	224,209	0.0
280,743		Total System Services, Inc.	8,259,459	0.7
100,389	@	Vantiv, Inc.	2,804,869	0.2
23,023		Visa, Inc.	4,399,695	0.4
84,367	@	Web.com Group, Inc.	2,728,429	0.2
174,431		Yahoo!, Inc.	5,784,132	0.5
			273,620,586	23.4

		Materials: 4.5%
103,808		Albemarle Corp.	6,533,675	0.6
35,724		Ashland, Inc.	3,303,756	0.3
82,711	@	Boise Cascade Co.	2,229,061	0.2
230,200		Centerra Gold, Inc.	1,077,194	0.1
42,300		GoldCorp, Inc.	1,100,223	0.1
69,550		GoldCorp, Inc.	1,809,563	0.1
171,705		Iamgold Corp.	820,143	0.1
103,775		International Paper Co.	4,649,120	0.4
159,500		Kinross Gold Corp.	803,655	0.1
58,128	@	Landec Corp.	709,162	0.1
64,214		LyondellBasell Industries NV — Class A	4,702,391	0.4
34,400		Methanex Corp.	1,766,004	0.1
379,800	@, L	New Gold, Inc.	2,263,941	0.2
113,761		Olin Corp.	2,624,466	0.2
645,700	@	Osisko Mining Corp.	3,265,955	0.3
52,700		Packaging Corp. of America	3,008,643	0.3
30,626		PH Glatfelter Co.	829,046	0.1
121,161		PolyOne Corp.	3,720,854	0.3
55,951		Rock-Tenn Co.	5,666,158	0.5
5,798	@	WR Grace & Co.	506,745	0.0
60,234	L	Yamana Gold, Inc.	626,434	0.0
18,200		Yamana Gold, Inc. (Canadian Denominated Security)	189,235	0.0
			52,205,424	4.5

		Utilities: 1.3%
109,234		Energen Corp.	8,344,385	0.7
66,197		ITC Holdings Corp.	6,213,250	0.5

ING FMRSM DIVERSIFIED MID CAP PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Utilities: (continued)
15,020		UGI Corp.	$587,733	0.1
			15,145,368	1.3

		Total Common Stock (Cost $968,962,788)	1,154,190,892	98.7

PREFERRED STOCK: 0.2%
		Financials: 0.2%
1,100	#, P	Ally Financial, Inc.	1,051,119	0.1
61,456	P	GMAC Capital Trust I	1,643,948	0.1

		Total Preferred Stock (Cost $2,077,969)	2,695,067	0.2

WARRANTS: 0.0%
		Energy: 0.0%
87,428	L	Magnum Hunter Resources Corp.	612	0.0
22,657		Voyager Oil & Gas, Inc.	693	0.0

		Total Warrants (Cost $—)	1,305	0.0

		Total Long-Term Investments (Cost $971,040,757)	1,156,887,264	98.9

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 1.0%
	Securities Lending Collateralcc(1): 1.0%
2,746,548	Citigroup, Inc., Repurchase Agreement dated 09/30/13, 0.07%, due 10/01/13 (Repurchase Amount $2,746,553, collateralized by various U.S. Government Agency Obligations, 0.000%–4.875%, Market Value plus accrued interest $2,801,488, due 07/28/14–07/18/33)	2,746,548	0.3
2,746,548	JPMorgan Chase & Co., Repurchase Agreement dated 09/30/13, 0.07%, due 10/01/13 (Repurchase Amount $2,746,553, collateralized by various U.S. Government Agency Obligations, 2.000%–5.500%, Market Value plus accrued interest $2,801,509, due 03/01/23–07/01/43)	2,746,548	0.2
2,746,548	Merrill Lynch & Co., Inc., Repurchase Agreement dated 09/30/13, 0.08%, due 10/01/13 (Repurchase Amount $2,746,554, collateralized by various U.S. Government Agency Obligations, 1.359%–7.000%, Market Value plus accrued interest $2,801,479, due 02/01/16–05/01/46)	2,746,548	0.2
2,746,548	Morgan Stanley, Repurchase Agreement dated 09/30/13, 0.06%, due 10/01/13 (Repurchase Amount $2,746,553, collateralized by various U.S. Government Agency Obligations, 0.000%–8.500%, Market Value plus accrued interest $2,801,480, due 11/20/13–11/01/47)	2,746,548	0.2
578,188	UBS Warburg LLC, Repurchase Agreement dated 09/30/13, 0.04%, due 10/01/13 (Repurchase Amount $578,189, collateralized by various U.S. Government Securities, 0.000%–11.250%, Market Value plus accrued interest $589,753, due 10/15/13–02/15/43)	578,188	0.1
		11,564,380	1.0

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.0%
1,098	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.020%†† (Cost $1,098)	1,098	0.0

	Total Short-Term Investments (Cost $11,565,478)	11,565,478	1.0

ING FMRSM DIVERSIFIED MID CAP PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets

	Total Investments in Securities (Cost $982,606,235)	$1,168,452,742	99.9
	Assets in Excess of Other Liabilities	1,171,094	0.1
	Net Assets	$1,169,623,836	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

††	Rate shown is the 7-day yield as of September 30, 2013.

#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

@	Non-income producing security

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

P	Preferred Stock may be called prior to convertible date.

cc	Securities purchased with cash collateral for securities loaned.

L	Loaned security, a portion or all of the security is on loan at September 30, 2013.

X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $986,627,627.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$198,382,869
Gross Unrealized Depreciation	(16,557,754)
Net Unrealized Appreciation	$181,825,115

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2013
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$232,902,894	$7,299,967	$—	$240,202,861
Consumer Staples	45,759,542	400,184	—	46,159,726
Energy	61,473,373	—	—	61,473,373
Financials	126,551,357	12,928,026	—	139,479,383
Health Care	130,687,254	1,054,734	—	131,741,988
Industrials	192,506,732	1,605,753	—	194,162,183
Information Technology	272,436,454	1,184,132	—	273,620,586
Materials	52,205,424	—	—	52,205,424
Utilities	15,145,368	—	—	15,145,368
Total Common Stock	1,129,668,398	24,472,796	—	1,154,190,892
Preferred Stock	—	2,695,067	—	2,695,067
Warrants	—	1,305	—	1,305
Short-Term Investments	1,098	11,564,380	—	11,565,478
Total Investments, at fair value	$1,129,669,496	$38,733,548	$—	$1,168,452,742

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

ING FRANKLIN INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 55.9%
		Consumer Discretionary: 0.4%
24,512	@, L	Dex Media, Inc.	$199,283	0.0
120,000	@, X	General Motors Co.	—	—
60,100		Target Corp.	3,845,198	0.4
			4,044,481	0.4

		Consumer Staples: 1.4%
117,800		Coca-Cola Co.	4,462,264	0.5
85,000		PepsiCo, Inc.	6,757,500	0.7
51,200		Safeway, Inc.	1,637,888	0.2
			12,857,652	1.4

		Energy: 11.0%
36,100		Anadarko Petroleum Corp.	3,356,939	0.4
67,600		Baker Hughes, Inc.	3,319,160	0.4
340,000		BP PLC ADR	14,290,200	1.6
100,000	@	Callon Petroleum Co.	547,000	0.1
365,000		Canadian Oil Sands Ltd.	7,072,861	0.8
100,000		Chesapeake Energy Corp.	2,588,000	0.3
64,200		Chevron Corp.	7,800,300	0.9
20,000		Devon Energy Corp.	1,155,200	0.1
106,235		ExxonMobil Corp.	9,140,459	1.0
155,200		Halliburton Co.	7,472,880	0.8
293,400		Royal Dutch Shell PLC — Class A ADR	19,270,512	2.1
71,300		Schlumberger Ltd.	6,300,068	0.7
161,200		Spectra Energy Corp.	5,517,876	0.6
50,000		Total S.A. ADR	2,896,000	0.3
60,000		Transocean Ltd.	2,670,000	0.3
150,000		Weatherford International Ltd.	2,299,500	0.2
113,000		Williams Cos., Inc.	4,108,680	0.4
			99,805,635	11.0

		Financials: 6.1%
697,300		Bank of America Corp.	9,622,740	1.1
377,700		Barclays PLC	1,614,176	0.2
8,300		Blackrock, Inc.	2,246,146	0.2
43,000		Commonwealth Bank of Australia	2,857,777	0.3
500,000		HSBC Holdings PLC	5,411,706	0.6
226,000		JPMorgan Chase & Co.	11,681,940	1.3
22,680		Metlife, Inc.	1,064,826	0.1
53,351		QBE Insurance Group Ltd.	730,630	0.1
45,200	L	Royal Bank of Canada	2,896,170	0.3
365,500		Wells Fargo & Co.	15,102,460	1.7
635,200		Westfield Retail Trust	1,760,816	0.2
			54,989,387	6.1

		Health Care: 6.4%
104,800		Johnson & Johnson	9,085,112	1.0
410,200		Merck & Co., Inc.	19,529,622	2.2
378,100		Pfizer, Inc.	10,855,251	1.2
46,700		Roche Holding AG — Genusschein	12,603,087	1.4
115,000		Sanofi-Aventis SA ADR	5,822,450	0.6
			57,895,522	6.4

		Industrials: 3.6%
21,700		Caterpillar, Inc.	1,809,129	0.2
1,222		Ceva Holdings LLC	1,038,573	0.1
571,600		General Electric Co.	13,655,524	1.5
40,000		Lockheed Martin Corp.	5,102,000	0.6
30,500		Raytheon Co.	2,350,635	0.3
93,700		Republic Services, Inc.	3,125,832	0.3
131,000		Waste Management, Inc.	5,402,440	0.6
			32,484,133	3.6

		Information Technology: 3.5%
12,200		Apple, Inc.	5,816,350	0.6
76,800		Broadcom Corp.	1,997,568	0.2
157,900		Cisco Systems, Inc.	3,698,018	0.4
512,200		Intel Corp.	11,739,624	1.3
123,100		Microsoft Corp.	4,100,461	0.5
40,900		Oracle Corp.	1,356,653	0.1
80,400		Texas Instruments, Inc.	3,237,708	0.4
			31,946,382	3.5

		Materials: 8.9%
70,000		Agrium, Inc.	5,882,100	0.6
37,931		AngloGold Ashanti Ltd. ADR	503,724	0.1
268,900		Barrick Gold Corp.	5,006,918	0.6
331,700		BHP Billiton PLC	9,757,443	1.1
367,700		Dow Chemical Co.	14,119,680	1.6
129,100		EI Du Pont de Nemours & Co.	7,560,096	0.8
201,000		Freeport-McMoRan Copper & Gold, Inc.	6,649,080	0.7
130,800		GoldCorp, Inc.	3,402,108	0.4
130,000		LyondellBasell Industries NV — Class A	9,519,900	1.0
20,000		Mosaic Co.	860,400	0.1
198,000		Newmont Mining Corp.	5,563,800	0.6
236,200	L	Rio Tinto PLC ADR	11,517,112	1.3
			80,342,361	8.9

		Telecommunication Services: 2.5%
275,000		AT&T, Inc.	9,300,500	1.0
100,000	L	Frontier Communications Corp.	417,000	0.1
800,000		Telstra Corp., Ltd.	3,712,145	0.4
9,966		Vivendi	229,250	0.0
2,549,000		Vodafone Group PLC	8,946,594	1.0
			22,605,489	2.5

		Utilities: 12.1%
53,000		AGL Resources, Inc.	2,439,590	0.3
150,000		American Electric Power Co., Inc.	6,502,500	0.7
111,700		Dominion Resources, Inc.	6,979,016	0.8
194,965		Duke Energy Corp.	13,019,762	1.4

ING FRANKLIN INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Utilities: (continued)
220,000		Dynegy, Inc.	$4,250,400	0.5
85,000		Entergy Corp.	5,371,150	0.6
255,000		Exelon Corp.	7,558,200	0.8
100,000		FirstEnergy Corp.	3,645,000	0.4
130,830		NextEra Energy, Inc.	10,487,333	1.2
220,000		Pacific Gas & Electric Co.	9,002,400	1.0
100,000		Pinnacle West Capital Corp.	5,474,000	0.6
185,200		PPL Corp.	5,626,376	0.6
175,000		Public Service Enterprise Group, Inc.	5,762,750	0.6
105,000		Sempra Energy	8,988,000	1.0
162,600		Southern Co.	6,695,868	0.7
162,000		TECO Energy, Inc.	2,679,480	0.3
200,000		Xcel Energy, Inc.	5,522,000	0.6
			110,003,825	12.1

		Total Common Stock (Cost $471,174,224)	506,974,867	55.9

PREFERRED STOCK: 4.4%
		Consumer Discretionary: 0.2%
30,000		General Motors Co.	1,504,500	0.2

		Energy: 0.7%
3,500	#	Chesapeake Energy Corp.	3,869,688	0.4
25,000		SandRidge Energy, Inc.	2,500,000	0.3
			6,369,688	0.7

		Financials: 3.1%
1,839	#, P	Ally Financial, Inc.	1,757,279	0.2
9,300		Bank of America Corp.	10,044,000	1.1
50	P	Fannie Mae	937,500	0.1
100,000	P	Federal National Mortgage Association — Series Q	502,000	0.1
194,460	P	Federal National Mortgage Association — Series R	1,011,192	0.1
96,100	L, P	Federal National Mortgage Association — Series S	561,224	0.1
90,000		Felcor Lodging Trust, Inc.	2,176,875	0.2
191,500	P	Federal Home Loan Mortgage Corp.	1,120,275	0.1
40,000		MetLife, Inc.	1,146,400	0.1
8,000		Wells Fargo & Co.	9,100,080	1.0
			28,356,825	3.1

		Industrials: 0.2%
41		Ceva Holdings Series A-1	38,950	0.0
1,748		Ceva Holdings Series A-2	1,485,655	0.2
			1,524,605	0.2

		Utilities: 0.2%
17,000		Dominion Resources, Inc./VA Series A	906,780	0.1
17,000		Dominion Resources, Inc./VA Series B	908,650	0.1
			1,815,430	0.2

		Total Preferred Stock (Cost $48,942,372)	39,571,048	4.4

WARRANTS: 0.0%
		Consumer Discretionary: 0.0%
11,118		General Motors Co. — CW16	293,738	0.0
11,118		General Motors Co. — CW19	206,795	0.0
			500,533	0.0

		Utilities: 0.0%
21,595		Dynegy, Inc.	29,153	0.0

		Total Warrants (Cost $1,798,382)	529,686	0.0

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: 36.4%
		Consumer Discretionary: 6.0%
1,800,000	#	Academy Ltd./Academy Finance Corp., 9.250%, 08/01/19	2,016,000	0.2
1,500,000	#	Algeco Scotsman Global Finance Plc, 8.500%, 10/15/18	1,593,750	0.2
3,000,000		Cablevision Systems Corp., 7.750%, 04/15/18	3,375,000	0.4
1,000,000		Cablevision Systems Corp., 8.625%, 09/15/17	1,152,500	0.1
1,200,000		Caesars Entertainment Operating Co., Inc., 8.500%, 02/15/20	1,107,750	0.1
2,500,000		CCO Holdings, LLC / CCO Holdings Capital Corp., 6.500%, 04/30/21	2,562,500	0.3
2,000,000		Ceridian Corp., 11.250%, 11/15/15	2,030,000	0.2
1,565,473		Clear Channel Communications, Inc., 3.829%, 01/29/16	1,480,350	0.2
4,617,472		Clear Channel Communications, Inc., 6.929%, 01/30/19	4,276,933	0.5
1,853,000		Clear Channel Communications, Inc., 9.000%, 12/15/19	1,825,205	0.2
5,300,000		Clear Channel Communications, Inc., 9.000%, 03/01/21	5,154,250	0.6
3,000,000		ClubCorp Club Operations, Inc., 10.000%, 12/01/18	3,337,500	0.4

ING FRANKLIN INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Consumer Discretionary: (continued)
2,000,000		CSC Holdings, LLC, 6.750%, 11/15/21	$2,150,000	0.2
5,000,000		Cumulus Media, Inc., 7.500%, 03/01/19	5,093,750	0.6
600,000		Goodyear Tire & Rubber Co., 8.250%, 08/15/20	673,500	0.1
750,000		Harrah’s Operating Co., Inc., 11.250%, 06/01/17	763,125	0.1
400,000		KB Home, 6.250%, 06/15/15	425,500	0.0
2,500,000		KB Home, 7.500%, 09/15/22	2,612,500	0.3
3,000,000	#	Landry’s, Inc., 9.375%, 05/01/20	3,180,000	0.3
400,000		MGM Resorts International, 6.750%, 10/01/20	421,000	0.0
1,500,000		MGM Resorts International, 10.000%, 11/01/16	1,792,500	0.2
537,270	±	SuperMedia, Inc., 11.600%, 12/30/16	419,239	0.0
2,068,779		U.S. Investigations Services, Inc., 5.000%, 02/21/15	2,027,403	0.2
2,000,000	#	Univision Communications, Inc., 5.125%, 05/15/23	1,925,000	0.2
EUR 1,061,822	#	UPC Germany GmbH, 8.125%, 12/01/17	1,519,085	0.2
1,900,000		Visant Corp., 10.000%, 10/01/17	1,776,500	0.2
			54,690,840	6.0

		Consumer Staples: 1.9%
2,000,000	#	Alliance One International, Inc., 9.875%, 07/15/21	1,890,000	0.2
1,200,000		Dean Foods Co., 9.750%, 12/15/18	1,365,000	0.1
2,000,000	#, L	Innovation Ventures, LLC/Innovation Ventures Finance Corp., 9.500%, 08/15/19	1,852,500	0.2
2,000,000	#	JBS USA LLC/JBS USA Finance, Inc., 7.250%, 06/01/21	1,990,000	0.2
800,000	#	JBS USA LLC/JBS USA Finance, Inc., 8.250%, 02/01/20	846,000	0.1
900,000		Reynolds Group Issuer, Inc., 5.750%, 10/15/20	907,875	0.1
1,400,000		Reynolds Group Issuer, Inc., 7.875%, 08/15/19	1,547,000	0.2
500,000		Reynolds Group Issuer, Inc., 8.250%, 02/15/21	506,250	0.1
2,300,000		Reynolds Group Issuer, Inc., 9.875%, 08/15/19	2,507,000	0.3
2,500,000	L	Supervalu, Inc., 8.000%, 05/01/16	2,750,000	0.3
1,000,000		US Foods, Inc., 8.500%, 06/30/19	1,058,750	0.1
			17,220,375	1.9

		Energy: 5.8%
1,300,000		Antero Resources Finance Corp., 7.250%, 08/01/19	1,378,000	0.1
1,500,000	L	Arch Coal, Inc., 7.250%, 06/15/21	1,143,750	0.1
500,000		Bill Barrett Corp., 7.000%, 10/15/22	486,250	0.1
2,000,000		Chesapeake Energy Corp. — Term Loan B, 5.750%, 12/02/17	2,038,906	0.2
4,500,000		Chesapeake Energy Corp., 5.750%, 03/15/23	4,533,750	0.5
800,000		Chesapeake Energy Corp., 6.875%, 11/15/20	868,000	0.1
6,000,000		Chesapeake Energy Corp., 7.250%, 12/15/18	6,825,000	0.8
1,400,000		Consol Energy, Inc., 8.250%, 04/01/20	1,508,500	0.2
5,000,000		DRILLSHIP TL 7/15/16, 5.500%, 07/15/16	5,062,500	0.6
1,500,000		El Paso Corp., 7.750%, 01/15/32	1,540,783	0.2
1,500,000		Energy XXI Gulf Coast, Inc., 9.250%, 12/15/17	1,672,500	0.2
2,500,000		EP Energy, LLC, 9.375%, 05/01/20	2,825,000	0.3
919,000	#	Expro Finance Luxembourg SCA, 8.500%, 12/15/16	968,396	0.1
2,500,000		Fieldwood Energy — TL 2L, 09/30/20	2,501,563	0.3
2,000,000		Halcon Resources Corp., 9.750%, 07/15/20	2,125,000	0.2
2,000,000		Linn Energy, LLC/Linn Energy Finance Corp., 8.625%, 04/15/20	2,077,500	0.2
1,000,000	#	Midstates Petroleum Co., Inc. / Midstates Petroleum Co., LLC, 10.750%, 10/01/20	1,055,000	0.1
2,000,000	L	Peabody Energy Corp., 6.250%, 11/15/21	1,950,000	0.2
5,000,000		Quicksilver Resources — TL 2L, 7.000%, 06/12/19	4,818,750	0.5

ING FRANKLIN INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
2,600,000	#	Samson Investment Co., 10.250%, 02/15/20	$2,769,000	0.3
2,800,000	#	Sanchez Energy Corp., 7.750%, 06/15/21	2,744,000	0.3
2,000,000		W&T Offshore, Inc., 8.500%, 06/15/19	2,130,000	0.2
			53,022,148	5.8

		Financials: 2.7%
1,000,000		Ally Financial, Inc., 6.250%, 12/01/17	1,073,289	0.1
1,500,000	L	Bank of America Corp., 8.125%, 12/29/49	1,653,680	0.2
GBP 1,000,000	#, L	Boparan Holdings Ltd., 9.875%, 04/30/18	1,788,894	0.2
1,300,000		E*TRADE Financial Corp., 6.000%, 11/15/17	1,374,750	0.2
2,000,000		International Lease Finance Corp., 8.875%, 09/01/17	2,325,000	0.3
12,500,000		JPMorgan Chase & Co., 7.900%, 04/29/49	13,575,550	1.5
2,300,000	#	Nuveen Investments, Inc., 9.500%, 10/15/20	2,259,750	0.2
			24,050,913	2.7

		Health Care: 3.1%
800,000		Grifols, Inc., 8.250%, 02/01/18	863,000	0.1
2,300,000		HCA, Inc., 6.500%, 02/15/16	2,498,375	0.3
3,400,000		HCA, Inc., 6.500%, 02/15/20	3,693,250	0.4
3,200,000		HCA, Inc., 7.500%, 02/15/22	3,520,000	0.4
2,800,000	#	Tenet Healthcare Corp., 8.125%, 04/01/22	2,929,500	0.3
2,455,000		Tenet Healthcare Corp., 8.000%, 08/01/20	2,608,438	0.3
4,800,000	L	Tenet Healthcare Corp., 9.250%, 02/01/15	5,256,000	0.6
2,300,000	#	Valeant Pharmaceuticals International, 7.500%, 07/15/21	2,489,750	0.3
3,200,000		Vanguard Health Holding Co. II, LLC/Vanguard Holding Co. II, Inc., 8.000%, 02/01/18	3,392,000	0.4
500,000		Vanguard Health Holding Co. II, LLC, 7.750%, 02/01/19	538,750	0.0
			27,789,063	3.1

		Industrials: 3.2%
1,600,000	#, L	Abengoa Finance SAU, 8.875%, 11/01/17	1,592,000	0.2
2,400,000	#	CEVA Group PLC, 4.000%, 05/01/18	2,430,000	0.3
2,500,000		CHC Helicopter SA, 9.250%, 10/15/20	2,675,000	0.3
4,300,000		Chrysler Group, LLC/CG Co-Issuer, Inc., 8.250%, 06/15/21	4,837,500	0.5
3,000,000		Dynacast International, LLC / Dynacast Finance, Inc., 9.250%, 07/15/19	3,300,000	0.4
3,200,000		Goodyear Tire & Rubber Co/The, 6.500%, 03/01/21	3,272,000	0.4
1,000,000	#, &	Jaguar Holding Co. I, 9.375%, 10/15/17	1,062,500	0.1
1,500,000	#	Laureate Education, Inc., 9.250%, 09/01/19	1,627,500	0.2
760,128		Navistar International Corp., 5.750%, 08/17/17	768,679	0.1
1,400,000		Navistar International Corp., 8.250%, 11/01/21	1,424,500	0.1
2,500,000		Niska Gas Storage US, LLC/Niska Gas Storage Canada ULC, 8.875%, 03/15/18	2,600,000	0.3
1,100,000	L	United Rentals North America, Inc., 8.375%, 09/15/20	1,223,750	0.1
EUR 1,500,000	#	Volkswagen International Finance NV, 5.500%, 11/09/15	2,242,959	0.2
			29,056,388	3.2

		Information Technology: 5.7%
1,300,000	#	BMC Software Finance, Inc., 8.125%, 07/15/21	1,355,250	0.1
3,600,000		CDW, LLC / CDW Finance Corp., 8.500%, 04/01/19	3,996,000	0.4
236,000		CDW, LLC / CDW Finance Corp., 12.535%, 10/12/17	246,620	0.0
3,276,964		First Data Corp. — Term Loan B-3, 4.180%, 03/24/18	3,266,313	0.4
6,179,000	#	First Data Corp., 8.250%, 01/15/21	6,410,712	0.7
3,187,000	#, &	First Data Corp., 8.750%, 01/15/22	3,338,383	0.4
7,736,000	L	First Data Corp., 11.250%, 03/31/16	7,774,680	0.9
6,400,000		First Data Corp., 12.625%, 01/15/21	7,072,000	0.8
3,000,000	L	Freescale Semiconductor, Inc., 8.050%, 02/01/20	3,172,500	0.4

ING FRANKLIN INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Information Technology: (continued)
3,000,000	#	Freescale Semiconductor, Inc., 9.250%, 04/15/18	$3,262,500	0.4
333,000		Freescale Semiconductor, Inc., 10.125%, 12/15/16	342,158	0.0
1,484,000	#	Freescale Semiconductor, Inc., 10.125%, 03/15/18	1,625,722	0.2
5,980,000		Freescale Semiconductor, Inc., 10.750%, 08/01/20	6,682,650	0.7
600,000		Infor US, Inc., 9.375%, 04/01/19	673,500	0.1
1,225,714		SRA International, Inc.—Term Loan B, 6.500%, 07/20/18	1,218,054	0.1
800,000		SRA International, Inc., 11.000%, 10/01/19	840,000	0.1
			51,277,042	5.7

		Materials: 3.2%
1,000,000		AngloGold Ashanti Holdings PLC, 8.500%, 07/30/20	1,032,500	0.1
1,400,000		Cemex SAB de CV, 3.250%, 03/15/16	1,785,875	0.2
805,000		Cemex SAB de CV, 3.750%, 03/15/18	1,048,512	0.1
1,500,000	#	Cemex SAB de CV, 7.250%, 01/15/21	1,499,244	0.2
4,000,000	#	Cemex SAB de CV, 9.000%, 01/11/18	4,330,000	0.5
1,500,000	#, L	FMG Resources August 2006 Pty Ltd., 6.875%, 02/01/18	1,573,125	0.2
600,000	#	FMG Resources August 2006 Pty Ltd., 7.000%, 11/01/15	620,250	0.1
2,000,000	#, L	FMG Resources August 2006 Pty Ltd., 8.250%, 11/01/19	2,165,000	0.2
1,800,000	#	FQM Akubra, Inc., 8.750%, 06/01/20	1,935,000	0.2
1,000,000	#	HudBay Minerals, Inc., 9.500%, 10/01/20	1,007,500	0.1
EUR 2,169,175	#	Ineos Group Holdings PLC, 7.875%, 02/15/16	2,971,252	0.3
EUR 2,500,000	#	Kerling PLC, 10.625%, 02/01/17	3,607,038	0.4
EUR 1,800,000	#	Kinove German Bondco GmbH, 10.000%, 06/15/18	2,715,414	0.3
2,500,000	L	Molycorp, Inc., 10.000%, 06/01/20	2,506,250	0.3
			28,796,960	3.2

		Telecommunication Services: 3.4%
4,500,000		Cricket Communications, Inc., 7.750%, 10/15/20	5,113,125	0.6
900,000		Frontier Communications Corp., 8.500%, 04/15/20	999,000	0.1
1,500,000		Frontier Communications Corp., 9.250%, 07/01/21	1,725,000	0.2
4,700,000	#	Sprint Corp., 7.875%, 09/15/23	4,805,750	0.5
1,000,000		Sprint Nextel Corp., 7.000%, 08/15/20	1,022,500	0.1
3,500,000	#	Sprint Nextel Corp., 9.000%, 11/15/18	4,112,500	0.4
1,000,000		Sprint Nextel Corp., 9.125%, 03/01/17	1,155,000	0.1
3,500,000		Sprint Nextel Corp., 11.500%, 11/15/21	4,515,000	0.5
3,400,000		Verizon Communications, Inc., 5.150%, 09/15/23	3,652,766	0.4
3,700,000		Verizon Communications, Inc., 6.550%, 09/15/43	4,191,123	0.5
			31,291,764	3.4

		Utilities: 1.4%
904,000	#	Calpine Corp., 7.500%, 02/15/21	965,020	0.1
872,000	#	Calpine Corp., 7.875%, 01/15/23	922,140	0.1
708,000	#	Calpine Corp., 7.875%, 07/31/20	766,410	0.1
1,500,000	X	GCB Dyengy Holdings Escrow, 05/01/16	—	—
7,000,000	X	GCB Dyengy Holdings Escrow, 06/01/15	—	—
2,500,000	X	GCB Dyengy Holdings Escrow, 06/01/19	—	—
5,000,000	#	InterGen NV, 7.000%, 06/30/23	5,025,000	0.6
1,900,000		GenOn Energy, Inc., 7.875%, 06/15/17	2,061,500	0.2
2,500,000		Sabine Pass LNG LP, 7.500%, 11/30/16	2,762,500	0.3
			12,502,570	1.4

		Total Corporate Bonds/Notes (Cost $305,527,785)	329,698,063	36.4

ING FRANKLIN INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

STRUCTURED PRODUCTS: 0.2%
		Banks: 0.2%
50,000	#, @, Z	Freeport-McMoRan Copper & Gold, Inc., Equity-Linked Note (Deutsche Bank AG), 10.000%, 11/05/13	$1,686,950	0.2

		Total Structured Products (Cost $1,971,000)	1,686,950	0.2

		Total Long-Term Investments (Cost $829,413,763)	878,460,614	96.9

SHORT-TERM INVESTMENTS: 5.8%
		Corporate Bonds/Notes: 0.3%
145,000	#, @, Z	Deutsche Bank AG/London, 12.500%, 11/22/13	2,576,940	0.3
23,000	#, @, Z	Deutsche Bank AG/London, 15.000%, 11/22/13	142,807	0.0
			2,719,747	0.3

		U.S. Government Agency Obligations: 1.2%
11,125,000	Z	Fannie Mae Discount Notes, 0.100%, 10/01/13
		(Cost $11,125,000)	11,125,000	1.2

		Securities Lending Collateralcc(1): 4.0%
7,676,626		BNP Paribas Bank, Repurchase Agreement dated 09/30/13, 0.05%, due 10/01/13 (Repurchase Amount $7,676,637, collateralized by various U.S. Government Securities, 0.625%–4.250%, Market Value plus accrued interest $7,830,159, due 03/31/15–05/31/20)	7,676,626	0.8
8,596,722		Citigroup, Inc., Repurchase Agreement dated 09/30/13, 0.07%, due 10/01/13 (Repurchase Amount $8,596,738, collateralized by various U.S. Government Agency Obligations, 0.000%–4.875%, Market Value plus accrued interest $8,768,684, due 07/28/14–07/18/33)	8,596,722	1.0
8,596,722		JPMorgan Chase & Co., Repurchase Agreement dated 09/30/13, 0.07%, due 10/01/13 (Repurchase Amount $8,596,738, collateralized by various U.S. Government Agency Obligations, 2.000%–5.500%, Market Value plus accrued interest $8,768,751, due 03/01/23–07/01/43)	8,596,722	0.9
2,729,842		Mizuho Securities USA Inc., Repurchase Agreement dated 09/30/13, 0.13%, due 10/01/13 (Repurchase Amount $2,729,852, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%–9.500%, Market Value plus accrued interest $2,784,439, due 01/02/14–09/01/45)	2,729,842	0.3
8,596,722		Morgan Stanley, Repurchase Agreement dated 09/30/13, 0.06%, due 10/01/13 (Repurchase Amount $8,596,736, collateralized by various U.S. Government Agency Obligations, 0.000%–8.500%, Market Value plus accrued interest $8,768,659, due 11/20/13–11/01/47)	8,596,722	1.0
			36,196,634	4.0

		Structured Products: 0.3%
150,000	@	Corning, Inc. Equity Linked Note (Credit Suisse Group AG), 9.000%, 10/18/13 (Cost $1,942,500)	2,154,000	0.3

		Total Short-Term Investments (Cost $52,334,344)	52,195,381	5.8

		Total Investments in Securities (Cost $881,748,107)	$930,655,995	102.7
		Liabilities in Excess of Other Assets	(24,540,496)	(2.7)
		Net Assets	$906,115,499	100.0

ING FRANKLIN INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

†	Unless otherwise indicated, principal amount is shown in USD.

#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

@	Non-income producing security

&	Payment-in-kind

ADR	American Depositary Receipt

P	Preferred Stock may be called prior to convertible date.

cc	Securities purchased with cash collateral for securities loaned.

L	Loaned security, a portion or all of the security is on loan at September 30, 2013.

±	Defaulted security

X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.

Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

EUR	EU Euro

GBP	British Pound

Cost for federal income tax purposes is $881,972,240.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$118,684,536
Gross Unrealized Depreciation	(70,000,781)
Net Unrealized Appreciation	$48,683,755

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2013
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$4,044,481	$—	$—	$4,044,481
Consumer Staples	12,857,652	—	—	12,857,652
Energy	99,805,635	—	—	99,805,635
Financials	42,614,282	12,375,105	—	54,989,387
Health Care	45,292,435	12,603,087	—	57,895,522
Industrials	31,445,560	—	1,038,573	32,484,133
Information Technology	31,946,382	—	—	31,946,382
Materials	70,584,918	9,757,443	—	80,342,361
Telecommunication Services	9,717,500	12,887,989	—	22,605,489
Utilities	110,003,825	—	—	110,003,825
Total Common Stock	458,312,670	47,623,624	1,038,573	506,974,867
Preferred Stock	14,068,410	23,978,033	1,524,605	39,571,048
Warrants	529,686	—	—	529,686
Corporate Bonds/Notes	—	329,698,063	—	329,698,063
Structured Products	—	1,686,950	—	1,686,950
Short-Term Investments	—	52,195,381	—	52,195,381
Total Investments, at fair value	$472,910,766	$455,182,051	$2,563,178	$930,655,995

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

ING FRANKLIN MUTUAL SHARES PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 86.1%
		Consumer Discretionary: 8.1%
370,242		British Sky Broadcasting PLC	$5,214,676	1.0
27,995		Comcast Corp. — Special Class A	1,214,143	0.3
154,440		General Motors Co.	5,555,207	1.1
71,680		Kohl’s Corp.	3,709,440	0.7
440,822	@, X	Prime AET&D Holdings	—	—
592,520		Reed Elsevier PLC	7,986,882	1.5
50,118		Time Warner Cable, Inc.	5,593,169	1.1
25,030	@	Tribune Co.	1,579,143	0.3
15,346	@	Tribune Co. — Class B	1,035,241	0.2
292,214		Twenty-First Century Fox, Inc.	9,759,947	1.9
			41,647,848	8.1

		Consumer Staples: 12.8%
138,520		Altria Group, Inc.	4,758,162	0.9
177,353		Avon Products, Inc.	3,653,472	0.7
176,046		British American Tobacco PLC	9,265,226	1.8
92,470		Coca-Cola Enterprises, Inc.	3,718,219	0.7
155,123		CVS Caremark Corp.	8,803,230	1.7
69,787		Dr Pepper Snapple Group, Inc.	3,127,853	0.6
138,832		Imperial Tobacco Group PLC	5,132,305	1.0
202,651		Kroger Co.	8,174,941	1.6
109,762		Lorillard, Inc.	4,915,142	1.0
16,137		Pernod-Ricard S.A.	2,003,824	0.4
33,421		Philip Morris International, Inc.	2,893,925	0.6
170,532		Tesco PLC	991,397	0.2
100,541		Walgreen Co.	5,409,106	1.1
32,769		Wal-Mart Stores, Inc.	2,423,595	0.5
			65,270,397	12.8

		Energy: 11.0%
98,829		Apache Corp.	8,414,301	1.6
108,861		Baker Hughes, Inc.	5,345,075	1.0
211,384		BG Group PLC	4,035,272	0.8
554,065		BP PLC	3,884,484	0.8
150,680		Consol Energy, Inc.	5,070,382	1.0
36,835		Ensco PLC	1,979,881	0.4
237,162		Marathon Oil Corp.	8,272,211	1.6
52,544		Murphy Oil Corp.	3,169,454	0.6
150,620		Petroleo Brasileiro SA ADR	2,333,104	0.5
255,422		Royal Dutch Shell PLC	8,412,473	1.6
102,715		Transocean Ltd.	4,570,817	0.9
40,396		WPX Energy, Inc.	778,027	0.2
			56,265,481	11.0

		Financials: 18.6%
80,286		ACE Ltd.	7,511,558	1.5
392,940		Aegon NV	2,907,460	0.6
224,272		American International Group, Inc.	10,906,347	2.1
9,488		Alexander’s, Inc.	2,714,707	0.5
13,150		Alleghany Corp.	5,386,897	1.1
49,872	#, @	Bond Street Holdings, LLC	748,080	0.1
454,259	@, X	Canary Wharf Group PLC	2,083,046	0.4
68,193		CIT Group, Inc.	3,325,773	0.7
113,022		Citigroup, Inc.	5,482,697	1.1
1,527		CNO Financial Group, Inc.	21,989	0.0
16,005		Columbia Banking System, Inc.	395,324	0.1
27,809		Deutsche Boerse AG	2,092,867	0.4
51,610	@	Forestar Real Estate Group, Inc.	1,111,163	0.2
9,584		Guaranty Bancorp	131,205	0.0
122,490		JPMorgan Chase & Co.	6,331,508	1.2
81,628		KB Financial Group, Inc.	2,873,871	0.6
104,779		Metlife, Inc.	4,919,374	1.0
96,600		Morgan Stanley	2,603,370	0.5
38,706		NYSE Euronext	1,624,878	0.3
117,880		PNC Financial Services Group, Inc.	8,540,406	1.7
63,360		Societe Generale	3,156,547	0.6
84,009		SunTrust Bank	2,723,572	0.5
73,364		Wells Fargo & Co.	3,031,400	0.6
20,198	@	White Mountains Insurance Group Ltd.	11,464,789	2.2
12,332		Zurich Insurance Group AG	3,179,052	0.6
			95,267,880	18.6

		Health Care: 10.3%
113,767		Cigna Corp.	8,744,132	1.7
37,073		Eli Lilly & Co.	1,865,884	0.4
54,881		Hospira, Inc.	2,152,433	0.4
180,138		Medtronic, Inc.	9,592,348	1.9
297,812		Merck & Co., Inc.	14,178,829	2.8
120,941		Pfizer, Inc.	3,472,216	0.7
28,467		Stryker Corp.	1,924,085	0.4
156,679		Teva Pharmaceutical Industries Ltd. ADR	5,919,333	1.1
5,592		UnitedHealth Group, Inc.	400,443	0.1
50,120		WellPoint, Inc.	4,190,533	0.8
			52,440,236	10.3

		Industrials: 4.3%
729		AP Moller — Maersk A/S — Class B	6,687,247	1.3
35,898		Caterpillar, Inc.	2,992,816	0.6
233,206		CNH Industrial NV	2,915,075	0.6
104,423		Federal Signal Corp.	1,343,924	0.2
77,388		Huntington Ingalls Industries, Inc.	5,215,951	1.0
32,921		Stanley Black & Decker, Inc.	2,981,655	0.6
			22,136,668	4.3

		Information Technology: 11.4%
22,530		Apple, Inc.	10,741,177	2.1

ING FRANKLIN MUTUAL SHARES PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets

COMMON STOCK: (continued)
	Information Technology: (continued)
271,456	Cisco Systems, Inc.	$6,357,500	1.2
242,766	Dell, Inc.	3,342,888	0.7
2,979	Google, Inc. — Class A	2,609,336	0.5
174,894	Hewlett-Packard Co.	3,669,276	0.7
367,041	Microsoft Corp.	12,226,136	2.4
3,006	Samsung Electronics Co., Ltd.	3,823,614	0.7
199,102	Symantec Corp.	4,927,774	1.0
79,649	TE Connectivity Ltd.	4,124,225	0.8
627,862	Xerox Corp.	6,460,700	1.3
		58,282,626	11.4

	Materials: 5.0%
130,380	Anglo American PLC	3,201,468	0.6
19,447	Domtar Corp.	1,544,481	0.3
221,432	Freeport-McMoRan Copper & Gold, Inc.	7,324,971	1.4
140,574	International Paper Co.	6,297,715	1.2
104,367	MeadWestvaco Corp.	4,005,605	0.8
136,698	ThyssenKrupp AG	3,273,647	0.7
		25,647,887	5.0

	Telecommunication Services: 2.3%
3,354,942	Vodafone Group PLC	11,775,325	2.3

	Utilities: 2.3%
27,946	Entergy Corp.	1,765,908	0.3
95,344	Exelon Corp.	2,825,996	0.6
113,676	Gaz de France	2,849,378	0.6
148,920	NRG Energy, Inc.	4,069,984	0.8
		11,511,266	2.3

	Total Common Stock (Cost $350,192,514)	440,245,614	86.1

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: 6.2%
		Consumer Discretionary: 1.7%
341,000		Caesars Entertainment Operating Co., Inc., 4.429%, 01/26/18	306,527	0.1
1,621,000		Caesars Entertainment Operating Co., Inc., 5.429%, 01/28/18	1,472,578	0.3
927,134		Clear Channel Communications, Inc., 3.829%, 01/29/16	876,721	0.2
115,874		Clear Channel Communications, Inc., 3.829%, 01/29/16	107,859	0.0
3,078,298		Clear Channel Communications, Inc., 6.929%, 01/30/19	2,851,273	0.5
2,575,000		Clear Channel Communications, Inc., 9.000%, 12/15/19	2,536,375	0.5
523,000		JC Penney — TL 1L, 6.000%, 05/21/18	511,606	0.1
			8,662,939	1.7

		Financials: 1.2%
14,181,365		Lehman Brothers Holdings, Inc. — Claim, 12/31/49	6,292,981	1.2
1,216,000	±, X	Tropicana Entertainment, LLC, 12/15/14	—	—
			6,292,981	1.2

		Industrials: 0.7%
2,748,000	#, ±	American Airlines, Inc., 03/15/16	3,270,120	0.7

		Information Technology: —%
32,493	X	Tribune Co. Escrow	—	—

		Telecommunication Services: 1.3%
1,928,327		Avaya, Inc. — TL B3, 4.762%, 10/26/17	1,737,303	0.3
470,264		Avaya, Inc. — TL B5, 8.000%, 03/31/18	447,002	0.1
1,276,000	#	Avaya, Inc., 7.000%, 04/01/19	1,199,440	0.2
1,802,000	#	Avaya, Inc., 10.500%, 03/01/21	1,468,630	0.3
1,879,868	±	Cengage Learning Acquisition, Inc., 2.700%, 07/03/14	1,379,353	0.3
EUR 237,000	#	Wind Acquisition Finance S.A., 11.750%, 07/15/17	341,867	0.1
100,000	#	Wind Acquisition Finance S.A., 11.750%, 07/15/17	106,375	0.0
			6,679,970	1.3

		Utilities: 1.3%
33,000	X	Calpine Corp. Escrow	—	—
49,000	X	Calpine Corp. Escrow	—	—
97,000	X	Calpine Corp. Escrow	—	—
6,400,233		Texas Competitive Electric Holdings Co., LLC, 4.674%, 10/10/17	4,320,157	0.9
3,254,000		Texas Competitive Electric Holdings Co., LLC, 10.250%, 11/01/15	89,485	0.0

ING FRANKLIN MUTUAL SHARES PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Utilities: (continued)
3,208,000	#	Texas Competitive Electric Holdings Co., LLC, 11.500%, 10/01/20	$2,233,570	0.4
			6,643,212	1.3

		Total Corporate Bonds/Notes (Cost $34,276,786)	31,549,222	6.2
		Total Long-Term Investments (Cost $384,469,300)	471,794,836	92.3

SHORT-TERM INVESTMENTS: 6.3%
		U.S. Treasury Bills: 6.3%
7,900,000		United States Treasury Bill, 01/02/14	7,899,874	1.5
1,400,000		United States Treasury Bill, 01/30/14	1,399,982	0.2
5,000,000		United States Treasury Bill, 01/09/14	4,999,985	1.0
1,500,000		United States Treasury Bill, 10/17/13	1,499,974	0.3
1,000,000		United States Treasury Bill, 10/24/13	999,985	0.2
500,000		United States Treasury Bill, 10/03/13	499,999	0.1
3,000,000		United States Treasury Bill, 11/14/13	2,999,956	0.6
1,400,000		United States Treasury Bill, 11/07/13	1,399,990	0.3
500,000	Z	United States Treasury Bill, 12/12/13	499,995	0.1
2,000,000		United States Treasury Bill, 12/05/13	1,999,996	0.4
3,000,000		United States Treasury Bill, 02/13/14	2,999,874	0.6
3,000,000		United States Treasury Bill, 03/20/14	2,999,700	0.6
2,000,000		United States Treasury Bill, 03/06/14	1,999,902	0.4
			32,199,212	6.3

		Total Short-Term Investments (Cost $32,195,561)	32,199,212	6.3

		Total Investments in Securities (Cost $416,664,861)	$503,994,048	98.6
		Assets in Excess of Other Liabilities	7,248,360	1.4
		Net Assets	$511,242,408	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

@	Non-income producing security

ADR	American Depositary Receipt

±	Defaulted security

X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.

Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

EUR	EU Euro

Cost for federal income tax purposes is $417,251,733.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$104,481,830
Gross Unrealized Depreciation	(17,739,515)
Net Unrealized Appreciation	$86,742,315

ING FRANKLIN MUTUAL SHARES PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2013
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$32,625,725	$9,022,123	$—	$41,647,848
Consumer Staples	47,877,645	17,392,752	—	65,270,397
Energy	39,933,252	16,332,229	—	56,265,481
Financials	78,226,957	14,209,797	2,831,126	95,267,880
Health Care	52,440,236	—	—	52,440,236
Industrials	15,449,421	6,687,247	—	22,136,668
Information Technology	54,459,012	3,823,614	—	58,282,626
Materials	19,172,772	6,475,115	—	25,647,887
Telecommunication Services	—	11,775,325	—	11,775,325
Utilities	8,661,888	2,849,378	—	11,511,266
Total Common Stock	348,846,908	88,567,580	2,831,126	440,245,614
Corporate Bonds/Notes	—	31,549,222	—	31,549,222
Short-Term Investments	—	32,199,212	—	32,199,212
Total Investments, at fair value	$348,846,908	$152,316,014	$2,831,126	$503,994,048
Other Financial Instruments+
Forward Foreign Currency Contracts	—	26,112	—	26,112
Total Assets	$348,846,908	$152,342,126	$2,831,126	$504,020,160
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(2,892,803)	$—	$(2,892,803)
Total Liabilities	$—	$(2,892,803)	$—	$(2,892,803)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At September 30, 2013, the following forward foreign currency contracts were outstanding for the ING Franklin Mutual Shares Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Bank of America	EU Euro	25,006	Buy	11/18/13	$33,409	$33,833	$424
Bank of America	EU Euro	65,203	Buy	11/18/13	87,302	88,222	920
Bank of America	EU Euro	29,171	Buy	11/18/13	39,012	39,469	457
Credit Suisse Group AG	EU Euro	5,090	Buy	11/18/13	6,716	6,887	171
Credit Suisse Group AG	EU Euro	162,966	Buy	11/18/13	217,565	220,498	2,933
Credit Suisse Group AG	EU Euro	122,617	Buy	11/18/13	163,093	165,904	2,811
Credit Suisse Group AG	EU Euro	85,850	Buy	11/18/13	114,167	116,157	1,990
Deutsche Bank AG	EU Euro	67,403	Buy	11/18/13	89,998	91,198	1,200
Deutsche Bank AG	EU Euro	95,706	Buy	11/18/13	127,484	129,492	2,008
Deutsche Bank AG	EU Euro	29,717	Buy	11/18/13	39,590	40,208	618
Deutsche Bank AG	EU Euro	82,094	Buy	11/18/13	108,870	111,074	2,204
HSBC	South Korean Won	67,424,500	Buy	02/12/14	62,143	62,237	94
State Street Bank	EU Euro	9,910	Buy	11/18/13	13,093	13,408	315
State Street Bank	EU Euro	146,090	Buy	11/18/13	194,666	197,663	2,997
State Street Bank	EU Euro	68,425	Buy	11/18/13	91,871	92,581	710
State Street Bank	EU Euro	248,500	Buy	11/18/13	330,167	336,226	6,059
							$25,911

ING FRANKLIN MUTUAL SHARES PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Bank of America	EU Euro	34,569	Sell	01/17/14	$46,889	$46,780	$109
Bank of America	EU Euro	42,130	Sell	01/17/14	56,045	57,012	(967)
Bank of America	EU Euro	127,945	Sell	11/18/13	163,749	173,112	(9,363)
Bank of America	EU Euro	123,701	Sell	11/18/13	158,807	167,370	(8,563)
Bank of America	EU Euro	109,713	Sell	01/17/14	144,418	148,468	(4,050)
Bank of America	EU Euro	158,355	Sell	11/18/13	206,140	214,258	(8,118)
Bank of America	British Pound	27,652	Sell	02/19/14	43,945	44,721	(776)
Bank of America	EU Euro	100,430	Sell	11/18/13	133,907	135,884	(1,977)
Bank of America	British Pound	31,337	Sell	02/19/14	49,145	50,681	(1,536)
Bank of America	EU Euro	202,300	Sell	11/18/13	264,544	273,716	(9,172)
Bank of America	EU Euro	59,433	Sell	01/17/14	78,633	80,428	(1,795)
Bank of America	EU Euro	77,320	Sell	11/18/13	100,742	104,615	(3,873)
Bank of America	EU Euro	117,842	Sell	01/17/14	155,936	159,468	(3,532)
Bank of America	EU Euro	9,007	Sell	11/18/13	11,716	12,187	(471)
Bank of America	EU Euro	3,732,876	Sell	01/17/14	4,876,816	5,051,469	(174,653)
Bank of America	British Pound	18,826,345	Sell	02/19/14	29,252,375	30,447,524	(1,195,149)
Bank of America	South Korean Won	125,896,973	Sell	02/12/14	112,128	116,211	(4,083)
Bank of America	South Korean Won	405,521,199	Sell	02/12/14	359,298	374,321	(15,023)
Bank of America	South Korean Won	577,163,923	Sell	02/12/14	515,169	532,757	(17,588)
Barclays Bank PLC	EU Euro	3,732,910	Sell	01/17/14	4,874,658	5,051,515	(176,857)
Barclays Bank PLC	British Pound	9,361,449	Sell	02/19/14	14,553,309	15,140,111	(586,802)
Barclays Bank PLC	South Korean Won	125,520,458	Sell	02/12/14	111,524	115,863	(4,339)
Barclays Bank PLC	South Korean Won	192,597,775	Sell	02/12/14	171,686	177,779	(6,093)
Credit Suisse Group AG	EU Euro	26,980	Sell	01/17/14	36,511	36,511	0
Credit Suisse Group AG	EU Euro	188,026	Sell	01/17/14	253,201	254,444	(1,243)
Credit Suisse Group AG	EU Euro	19,628	Sell	01/17/14	26,253	26,561	(308)
Credit Suisse Group AG	EU Euro	60,000	Sell	11/18/13	77,102	81,181	(4,079)
Credit Suisse Group AG	EU Euro	83,146	Sell	11/18/13	106,990	112,499	(5,509)
Credit Suisse Group AG	EU Euro	160,000	Sell	01/17/14	210,706	216,518	(5,812)
Credit Suisse Group AG	EU Euro	155,463	Sell	11/18/13	202,373	210,345	(7,972)
Credit Suisse Group AG	EU Euro	104,765	Sell	11/18/13	136,287	141,749	(5,462)
Credit Suisse Group AG	EU Euro	65,846	Sell	11/18/13	85,882	89,091	(3,209)
Credit Suisse Group AG	EU Euro	53,766	Sell	11/18/13	69,976	72,746	(2,770)
Credit Suisse Group AG	EU Euro	214,021	Sell	11/18/13	278,619	289,575	(10,956)
Credit Suisse Group AG	EU Euro	31,264	Sell	11/18/13	40,810	42,301	(1,491)
Credit Suisse Group AG	British Pound	103,072	Sell	02/19/14	165,129	166,697	(1,568)
Credit Suisse Group AG	British Pound	52,046	Sell	02/19/14	83,575	84,173	(598)
Credit Suisse Group AG	British Pound	374,495	Sell	02/19/14	599,117	605,664	(6,547)
Credit Suisse Group AG	EU Euro	54,566	Sell	11/18/13	73,194	73,829	(635)
Credit Suisse Group AG	British Pound	42,140	Sell	02/19/14	67,578	68,152	(574)
Credit Suisse Group AG	EU Euro	200,000	Sell	11/18/13	266,598	270,605	(4,007)
Credit Suisse Group AG	British Pound	474,191	Sell	02/19/14	748,933	766,901	(17,968)
Credit Suisse Group AG	British Pound	31,337	Sell	02/19/14	49,211	50,681	(1,470)
Credit Suisse Group AG	British Pound	36,986	Sell	02/19/14	57,719	59,817	(2,098)

ING FRANKLIN MUTUAL SHARES PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Credit Suisse Group AG	EU Euro	142,319	Sell	01/17/14	$188,093	$192,591	$(4,498)
Credit Suisse Group AG	South Korean Won	49,289,172	Sell	02/12/14	43,891	45,497	(1,606)
Credit Suisse Group AG	EU Euro	4,896,520	Sell	11/18/13	6,305,204	6,625,101	(319,897)
Credit Suisse Group AG	South Korean Won	144,448,331	Sell	02/12/14	128,765	133,335	(4,570)
Credit Suisse Group AG	South Korean Won	104,652,967	Sell	02/12/14	95,748	96,601	(853)
Credit Suisse Group AG	South Korean Won	98,090,598	Sell	02/12/14	89,827	90,544	(717)
Credit Suisse Group AG	South Korean Won	39,959,564	Sell	02/12/14	36,443	36,885	(442)
Credit Suisse Group AG	South Korean Won	112,465,551	Sell	02/12/14	100,371	103,813	(3,442)
Credit Suisse Group AG	South Korean Won	56,257,868	Sell	02/12/14	50,185	51,929	(1,744)
Credit Suisse Group AG	South Korean Won	101,344,370	Sell	02/12/14	89,824	93,547	(3,723)
Credit Suisse Group AG	South Korean Won	101,344,370	Sell	02/12/14	89,824	93,547	(3,723)
Credit Suisse Group AG	South Korean Won	244,416,787	Sell	02/12/14	216,634	225,612	(8,978)
Credit Suisse Group AG	South Korean Won	193,414,329	Sell	02/12/14	171,924	178,533	(6,609)
Credit Suisse Group AG	South Korean Won	1,441,988,945	Sell	02/12/14	1,287,921	1,331,042	(43,121)
Deutsche Bank AG	South Korean Won	327,494,474	Sell	02/12/14	291,885	302,297	(10,412)
Deutsche Bank AG	EU Euro	46,116	Sell	11/18/13	60,242	62,395	(2,153)
Deutsche Bank AG	EU Euro	40,503	Sell	11/18/13	52,764	54,802	(2,038)
Deutsche Bank AG	EU Euro	60,409	Sell	11/18/13	77,695	81,735	(4,040)
Deutsche Bank AG	EU Euro	279,638	Sell	11/18/13	359,061	378,357	(19,296)
Deutsche Bank AG	EU Euro	76,877	Sell	11/18/13	100,500	104,017	(3,517)
Deutsche Bank AG	Mexican Peso	68,081	Sell	10/04/13	90,933	92,116	(1,183)
Deutsche Bank AG	EU Euro	280,000	Sell	11/18/13	370,140	378,846	(8,706)
Deutsche Bank AG	EU Euro	89,497	Sell	01/17/14	118,544	121,111	(2,567)
Deutsche Bank AG	EU Euro	60,000	Sell	01/17/14	79,237	81,195	(1,958)
Deutsche Bank AG	EU Euro	18,015	Sell	11/18/13	23,376	24,374	(998)
Deutsche Bank AG	South Korean Won	384,870,871	Sell	02/12/14	340,910	355,258	(14,348)
Deutsche Bank AG	EU Euro	36,973	Sell	01/17/14	48,416	50,033	(1,617)
Deutsche Bank AG	South Korean Won	236,029,896	Sell	02/12/14	209,172	217,870	(8,698)
Deutsche Bank AG	South Korean Won	234,215,199	Sell	02/12/14	208,191	216,194	(8,003)
Deutsche Bank AG	EU Euro	28,392	Sell	01/17/14	37,053	38,421	(1,368)
Deutsche Bank AG	South Korean Won	924,465,869	Sell	02/12/14	825,622	853,337	(27,715)
HSBC	South Korean Won	122,454,754	Sell	02/12/14	108,800	113,033	(4,233)
HSBC	South Korean Won	129,198,426	Sell	02/12/14	114,310	119,258	(4,948)
HSBC	South Korean Won	49,877,183	Sell	02/12/14	45,696	46,040	(344)
HSBC	South Korean Won	97,554,193	Sell	02/12/14	89,237	90,048	(811)
HSBC	South Korean Won	173,848,935	Sell	02/12/14	154,964	160,473	(5,509)
HSBC	South Korean Won	240,501,680	Sell	02/12/14	213,069	221,997	(8,928)
HSBC	South Korean Won	188,974,521	Sell	02/12/14	167,338	174,435	(7,097)
HSBC	EU Euro	26,980	Sell	01/17/14	36,484	36,510	(26)
HSBC	EU Euro	34,569	Sell	01/17/14	46,872	46,780	92
HSBC	EU Euro	72,575	Sell	01/17/14	97,602	98,211	(609)
HSBC	EU Euro	39,257	Sell	01/17/14	52,468	53,124	(656)
HSBC	EU Euro	18,573	Sell	01/17/14	24,749	25,134	(385)
HSBC	EU Euro	24,379	Sell	11/18/13	31,777	32,985	(1,208)
HSBC	British Pound	104,091	Sell	02/19/14	166,949	168,344	(1,395)
HSBC	British Pound	84,280	Sell	02/19/14	134,869	136,304	(1,435)
HSBC	British Pound	70,166	Sell	02/19/14	109,474	113,479	(4,005)
HSBC	British Pound	34,712	Sell	02/19/14	54,097	56,138	(2,041)
HSBC	British Pound	38,944	Sell	02/19/14	60,448	62,984	(2,536)
HSBC	EU Euro	77,319	Sell	11/18/13	100,788	104,614	(3,826)
HSBC	South Korean Won	49,694,685	Sell	02/12/14	45,363	45,872	(509)
State Street Bank	EU Euro	126,500	Sell	01/17/14	170,923	171,185	(262)
State Street Bank	EU Euro	18,144	Sell	01/17/14	24,430	24,553	(123)
State Street Bank	EU Euro	18,095	Sell	01/17/14	24,166	24,487	(321)
							$(2,892,602)

ING FRANKLIN MUTUAL SHARES PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2013 was as follows:

Derivatives not accounted for as hedging instruments
Asset Derivatives	Instrument Type	Fair Value
Foreign exchange contracts	Forward foreign currency contracts	$26,112
Total Asset Derivatives		$26,112

Liability Derivatives	Instrument Type
Foreign exchange contracts	Forward foreign currency contracts	$2,892,803
Total Liability Derivatives		$2,892,803

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at September 30, 2013:

Assets:	Bank of America	Barclays Bank PLC	Credit Suisse Group AG	Deutsche Bank AG	HSBC	State Street Bank	Totals
Forward foreign currency contracts	$1,910	$—	$7,905	$6,030	$186	$10,081	$26,112
Total Assets	$1,910	$—	$7,905	$6,030	$186	$10,081	$26,112

Liabilities:
Forward foreign currency contracts	$1,460,689	$774,091	$488,199	$118,617	$50,501	$706	$2,892,803
Total Liabilities	$1,460,689	$774,091	$488,199	$118,617	$50,501	$706	$2,892,803

Net OTC derivative instruments by counterparty, at fair value	$(1,458,779)	$(774,091)	$(480,294)	$(112,587)	$(50,315)	$9,375	(2,866,691)
Total collateral pledged by Portfolio/(Received from counterparty)	$—	$—	$—	$—	$—	$—	$—
Net Exposure(1)	$(1,458,779)	$(774,091)	$(480,294)	$(112,587)	$(50,315)	$9,375	$(2,866,691)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

ING FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited)

Shares		Value	Percentage of Net Assets

Affiliated Investment Companies: 100.0%
28,079,703	ING Franklin Income Portfolio — Class I	$299,891,223	33.4
29,264,164	ING Franklin Mutual Shares Portfolio — Class I	296,738,618	33.0
20,369,427	ING Templeton Global Growth Portfolio — Class I	301,263,820	33.6

	Total Investments in Affiliated Investment Companies (Cost $684,875,294)	$897,893,661	100.0
	Liabilities in Excess of Other Assets	(305,933)	—
	Net Assets	$897,587,728	100.0

Cost for federal income tax purposes is $793,044,230.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$104,849,431
Gross Unrealized Depreciation	—
Net Unrealized Appreciation	$104,849,431

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2013
Asset Table
Investments, at fair value
Affiliated Investment Companies	$897,893,661	$—	$—	$897,893,661
Total Investments, at fair value	$897,893,661	$—	$—	$897,893,661

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2013, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/12	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 9/30/13	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
ING Franklin Income Portfolio — Class I	$262,319,807	$47,976,737	$(16,290,322)	$5,885,001	$299,891,223	$15,231,433	$1,508,304	$—
ING Franklin Mutual Shares Portfolio — Class I	261,962,136	17,561,526	(24,506,410)	41,721,366	296,738,618	3,778,742	2,582,382	—
ING Templeton Global Growth Portfolio — Class I	264,895,600	21,213,641	(27,725,512)	42,880,091	301,263,820	5,348,852	5,773,539	—
	$789,177,543	$86,751,904	$(68,522,244)	$90,486,458	$897,893,661	$24,359,027	$9,864,225	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

ING GLOBAL PERSPECTIVES PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited)

Shares		Value	Percentage of Net Assets

Affiliated Investment Companies: 99.9%
25,886	ING Clarion Global Real Estate Portfolio — Class I	$281,645	9.9
25,626	ING Emerging Markets Index Portfolio — Class I	281,369	9.9
26,371	ING Global Bond Fund — Class R6	284,021	10.0
32,721	ING GNMA Income Fund — Class I	284,021	10.0
9,651	ING Growth and Income Portfolio — Class I	282,295	10.0
29,672	ING International Index Portfolio — Class I	281,880	10.0
18,206	ING MidCap Opportunities Portfolio — Class I	283,284	10.0
27,292	ING PIMCO High Yield Portfolio — Class I	284,931	10.1
12,562	ING Small Company Portfolio — Class I	284,401	10.0
26,998	ING U.S. Bond Index Portfolio — Class I	284,021	10.0

	Total Investments in Affiliated Investment Companies (Cost $2,756,262)	$2,831,868	99.9
	Assets in Excess of Other Liabilities	1,946	0.1
	Net Assets	$2,833,814	100.0

Cost for federal income tax purposes is $2,759,567.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$76,124
Gross Unrealized Depreciation	(3,823)
Net Unrealized Appreciation	$72,301

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2013
Asset Table
Investments, at fair value
Affiliated Investment Companies	$2,831,868	$—	$—	$2,831,868
Total Investments, at fair value	$2,831,868	$—	$—	$2,831,868

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

ING GLOBAL PERSPECTIVES PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

The following table provides transactions during the period ended September 30, 2013, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/12	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 9/30/13	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
ING Clarion Global Real Estate Portfolio — Class I	$—	$289,494	$(13,137)	$5,288	$281,645	$3,756	$(1,712)	$—
ING Emerging Markets Index Portfolio — Class I	—	282,045	(16,641)	15,965	281,369	—	(853)	—
ING Global Bond Fund — Class I	—	40,711	(40,711)	—	—	136	(26)	—
ING Global Bond Fund — Class R6	—	287,147	(5,654)	2,528	284,021	1,437	(393)	—
ING GNMA Income Fund — Class I	—	289,010	(6,164)	1,175	284,021	1,358	(201)	—
ING Growth and Income Portfolio — Class I	—	281,352	(6,570)	7,513	282,295	106	462	—
ING International Index Portfolio — Class I	—	280,007	(14,296)	16,169	281,880	3	431	—
ING MidCap Opportunities Portfolio — Class I	—	280,476	(9,540)	12,348	283,284	—	691	1,083
ING PIMCO High Yield Portfolio — Class I	—	291,539	(6,090)	(518)	284,931	2,619	(213)	—
ING Small Company Portfolio — Class I	—	279,275	(8,573)	13,699	284,401	—	960	—
ING U.S. Bond Index Portfolio — Class I	—	288,810	(6,228)	1,439	284,021	227	(240)	—
	$—	$2,889,866	$(133,604)	$75,606	$2,831,868	$9,642	$(1,094)	$1,083

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

ING GLOBAL RESOURCES PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 98.6%
		Canada: 12.6%
456,100		Alamos Gold, Inc.	$7,084,705	1.0
111,400		Calfrac Well Services Ltd.	3,385,098	0.5
747,500		Canadian Natural Resources Ltd.	23,501,400	3.3
587,900		Centerra Gold, Inc.	2,751,010	0.4
333,700	@	Dominion Diamond Corp.	4,078,717	0.6
515,963		Eldorado Gold Corp.	3,462,112	0.5
439,394		GoldCorp, Inc.	11,428,638	1.6
143,167		HudBay Minerals, Inc.	1,171,688	0.2
601,500	@	Lundin Mining Corp.	2,645,304	0.4
222,800	@	MEG Energy Corp.	7,687,308	1.1
407,500		Suncor Energy, Inc.	14,580,350	2.0
127,096		Teck Cominco Ltd. — Class B	3,411,257	0.5
247,900		Trican Well Services Ltd.	3,371,758	0.5
			88,559,345	12.6

		France: 1.2%
73,965		Technip S.A.	8,683,669	1.2

		Netherlands: 1.0%
104,642		Royal Dutch Shell PLC — Class A ADR	6,872,886	1.0

		Norway: 0.9%
286,000		Statoil ASA ADR	6,486,480	0.9

		United Kingdom: 1.9%
235,749		Antofagasta PLC	3,122,270	0.4
48,287		Randgold Resources Ltd. ADR	3,453,969	0.5
138,500		Rio Tinto PLC	6,760,640	1.0
			13,336,879	1.9

		United States: 81.0%
319,500		Anadarko Petroleum Corp.	29,710,305	4.2
365,147	L	Arch Coal, Inc.	1,500,754	0.2
79,300	@	Athlon Energy, Inc.	2,593,110	0.4
94,500		Ball Corp.	4,241,160	0.6
392,800	@	Basic Energy Services, Inc.	4,964,992	0.7
90,900		Cameron International Corp.	5,305,833	0.7
144,800		Celanese Corp.	7,643,992	1.1
27,300		CF Industries Holdings, Inc.	5,755,659	0.8
469,379		Chevron Corp.	57,029,549	8.1
114,600		Cimarex Energy Co.	11,047,440	1.6
286,300	@	Cobalt International Energy, Inc.	7,117,418	1.0
38,500	@	Concho Resources, Inc.	4,189,185	0.6
208,900		ConocoPhillips	14,520,639	2.1
309,400		Consol Energy, Inc.	10,411,310	1.5
21,722	@	Continental Resources, Inc.	2,329,902	0.3
105,600		Domtar Corp.	8,386,752	1.2
174,500	@	Energy XXI Bermuda Ltd.	5,269,900	0.7
158,000		EOG Resources, Inc.	26,746,240	3.8
630,258		ExxonMobil Corp.	54,227,398	7.7
212,800	@	Forum Energy Technologies, Inc.	5,747,728	0.8
630,078		Freeport-McMoRan Copper & Gold, Inc.	20,842,980	3.0
483,500	@, L	FX Energy, Inc.	1,663,240	0.2
547,228		Halliburton Co.	26,349,028	3.7
61,300		Hess Corp.	4,740,942	0.7
37,900		International Paper Co.	1,697,920	0.2
244,500	@	Laredo Petroleum Holdings, Inc.	7,256,760	1.0
273,000		Marathon Oil Corp.	9,522,240	1.3
55,400		Marathon Petroleum Corp.	3,563,328	0.5
127,400		Mosaic Co.	5,480,748	0.8
263,800	@	Newfield Exploration Co.	7,220,206	1.0
150,400		Newmont Mining Corp.	4,226,240	0.6
282,200		Noble Corp.	10,658,694	1.5
436,900		Occidental Petroleum Corp.	40,867,626	5.8
228,100		Patterson-UTI Energy, Inc.	4,876,778	0.7
65,400	@	PDC Energy, Inc.	3,893,916	0.5
239,200		Phillips 66	13,830,544	2.0
53,400		Pioneer Natural Resources Co.	10,081,920	1.4
184,500		Range Resources Corp.	14,001,705	2.0
254,100	@	Rowan Companies PLC	9,330,552	1.3
104,100		Royal Gold, Inc.	5,065,506	0.7
613,225		Schlumberger Ltd.	54,184,561	7.7
86,500		SM Energy Co.	6,676,935	0.9
146,000	@	Southwestern Energy Co.	5,311,480	0.8
317,500	@	Stillwater Mining Co	3,495,675	0.5
325,300	@	Superior Energy Services	8,145,512	1.2
89,300		Tesoro Corp.	3,927,414	0.6
428,638	@, L	Thompson Creek Metals Co., Inc.	1,538,811	0.2
25,100		Union Pacific Corp.	3,899,034	0.6
169,900	@	Unit Corp.	7,898,651	1.1
82,700		Williams Cos., Inc.	3,006,972	0.4
			571,995,184	81.0

		Total Common Stock (Cost $620,471,423)	695,934,443	98.6

ING GLOBAL RESOURCES PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 2.5%
	Securities Lending Collateralcc(1): 0.6%
1,000,000	Citigroup, Inc., Repurchase Agreement dated 09/30/13, 0.07%, due 10/01/13 (Repurchase Amount $1,000,002, collateralized by various U.S. Government Agency Obligations, 0.000%–4.875%, Market Value plus accrued interest $1,020,003, due 07/28/14–07/18/33)	$1,000,000	0.2
1,000,000	Deutsche Bank AG, Repurchase Agreement dated 09/30/13, 0.15%, due 10/01/13 (Repurchase Amount $1,000,004, collateralized by various U.S. Government Agency Obligations, 2.000%–8.000%, Market Value plus accrued interest $1,020,000, due 04/15/18–07/15/53)	1,000,000	0.1
1,000,000	JPMorgan Chase & Co., Repurchase Agreement dated 09/30/13, 0.07%, due 10/01/13 (Repurchase Amount $1,000,002, collateralized by various U.S. Government Agency Obligations, 2.000%–5.500%, Market Value plus accrued interest $1,020,011, due 03/01/23–07/01/43)	1,000,000	0.1
1,000,000	Morgan Stanley, Repurchase Agreement dated 09/30/13, 0.06%, due 10/01/13 (Repurchase Amount $1,000,002, collateralized by various U.S. Government Agency Obligations, 0.000%–8.500%, Market Value plus accrued interest $1,020,000, due 11/20/13–11/01/47)	1,000,000	0.2
198,020	UBS Warburg LLC, Repurchase Agreement dated 09/30/13, 0.04%, due 10/01/13 (Repurchase Amount $198,020, collateralized by various U.S. Government Securities, 0.000%–11.250%, Market Value plus accrued interest $201,981, due 10/15/13–02/15/43)	198,020	0.0
		4,198,020	0.6

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.9%
13,541,031	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.020%†† (Cost $13,541,031)	13,541,031	1.9

	Total Short-Term Investments (Cost $17,739,051)	17,739,051	2.5

	Total Investments in Securities (Cost $638,210,474)	$713,673,494	101.1
	Liabilities in Excess of Other Assets	(7,776,692)	(1.1)
	Net Assets	$705,896,802	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

††	Rate shown is the 7-day yield as of September 30, 2013.

@	Non-income producing security

ADR	American Depositary Receipt

cc	Securities purchased with cash collateral for securities loaned.

L	Loaned security, a portion or all of the security is on loan at September 30, 2013.

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $649,716,705.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$111,706,750
Gross Unrealized Depreciation	(47,749,961)
Net Unrealized Appreciation	$63,956,789

ING GLOBAL RESOURCES PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Industry Diversification	Percentage of Net Assets
Integrated Oil & Gas	26.2%
Oil & Gas Exploration & Production	21.3
Oil & Gas Equipment & Services	16.7
Energy	4.8
Diversified Metals & Mining	4.7
Materials	4.5
Oil & Gas	4.1
Gold	3.7
Oil & Gas Refining & Marketing	2.6
Oil & Gas Drilling	2.4
Coal & Consumable Fuels	1.7
Paper Products	1.4
Oil & Gas Services	1.0
Fertilizers & Agricultural Chemicals	0.8
Mining	0.6
Retail	0.6
Industrials	0.6
Precious Metals & Minerals	0.5
Oil & Gas Storage & Transportation	0.4
Short-Term Investments	2.5
Liabilities in Excess of Other Assets	(1.1)
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2013
Asset Table
Investments, at fair value
Common Stock
Canada	$88,559,345	$—	$—	$88,559,345
France	—	8,683,669	—	8,683,669
Netherlands	6,872,886	—	—	6,872,886
Norway	6,486,480	—	—	6,486,480
United Kingdom	—	13,336,879	—	13,336,879
United States	571,995,184	—	—	571,995,184
Total Common Stock	673,913,895	22,020,548	—	695,934,443
Short-Term Investments	13,541,031	4,198,020	—	17,739,051
Total Investments, at fair value	$687,454,926	$26,218,568	$—	$713,673,494

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

ING INVESCO GROWTH AND INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 96.5%
		Consumer Discretionary: 12.0%
83,980		Abercrombie & Fitch Co.	$2,970,373	0.5
174,242		ADT Corp.	7,084,680	1.1
241,105		Carnival Corp.	7,869,667	1.3
279,766		Comcast Corp. — Class A	12,631,435	2.0
229,526		General Motors Co.	8,256,050	1.3
99,487		Thomson Reuters Corp.	3,478,978	0.6
113,330		Time Warner Cable, Inc.	12,647,628	2.0
61,879		Time Warner, Inc.	4,072,257	0.6
192,385		Viacom — Class B	16,079,538	2.6
			75,090,606	12.0

		Consumer Staples: 9.7%
238,419		Archer-Daniels-Midland Co.	8,783,356	1.4
754,095		Avon Products, Inc.	15,534,357	2.5
146,684		Coca-Cola Co.	5,556,390	0.9
349,458		Mondelez International, Inc.	10,979,970	1.7
130,216		Procter & Gamble Co.	9,843,028	1.5
231,434		Sysco Corp.	7,366,544	1.2
84,312		Unilever NV ADR	3,180,249	0.5
			61,243,894	9.7

		Energy: 8.9%
103,321		Anadarko Petroleum Corp.	9,607,820	1.5
122,742		Baker Hughes, Inc.	6,026,632	1.0
239,283		Canadian Natural Resources Ltd.	7,519,626	1.2
98,439		Chevron Corp.	11,960,338	1.9
70,562		ExxonMobil Corp.	6,071,154	1.0
111,338		Halliburton Co.	5,360,925	0.9
48,918		Occidental Petroleum Corp.	4,575,790	0.7
124,025		Williams Cos., Inc.	4,509,549	0.7
			55,631,834	8.9

		Financials: 26.8%
88,948	@	Aon PLC	6,621,289	1.0
344,556		Bank of America Corp.	4,754,873	0.8
175,188		BB&T Corp.	5,912,595	0.9
434,798		Charles Schwab Corp.	9,191,630	1.5
60,462		Chubb Corp.	5,396,838	0.9
437,963		Citigroup, Inc.	21,245,585	3.4
69,301		CME Group, Inc.	5,119,958	0.8
153,998		Comerica, Inc.	6,053,661	1.0
318,931		Fifth Third Bancorp.	5,753,515	0.9
32,002		Goldman Sachs Group, Inc.	5,063,037	0.8
516,985		JPMorgan Chase & Co.	26,722,955	4.3
290,168		Marsh & McLennan Cos., Inc.	12,636,816	2.0
512,760		Morgan Stanley	13,818,882	2.2
105,330		Northern Trust Corp.	5,728,899	0.9
182,449		PNC Financial Services Group, Inc.	13,218,430	2.1
118,249		State Street Corp.	7,774,872	1.2
210,526		Wells Fargo & Co.	8,698,934	1.4
101,312		Willis Group Holdings PLC	4,389,849	0.7
			168,102,618	26.8

		Health Care: 14.0%
93,126		Amgen, Inc.	10,424,524	1.7
136,970		Bristol-Myers Squibb Co.	6,338,972	1.0
74,624		Cigna Corp.	5,735,601	0.9
122,664		Eli Lilly & Co.	6,173,679	1.0
180,127		Medtronic, Inc.	9,591,763	1.5
229,984		Merck & Co., Inc.	10,949,538	1.8
9,543		Novartis AG ADR	732,043	0.1
107,426		Novartis AG	8,263,012	1.3
247,094		Pfizer, Inc.	7,094,069	1.1
136,229		Teva Pharmaceutical Industries Ltd. ADR	5,146,732	0.8
101,033		UnitedHealth Group, Inc.	7,234,973	1.2
119,331		WellPoint, Inc.	9,977,265	1.6
			87,662,171	14.0

		Industrials: 7.4%
243,836		CSX Corp.	6,276,339	1.0
54,706		General Dynamics Corp.	4,787,869	0.8
759,094		General Electric Co.	18,134,756	2.9
109,159	@	Ingersoll-Rand PLC — Class A	7,088,785	1.1
289,271		Tyco International Ltd.	10,118,699	1.6
			46,406,448	7.4

		Information Technology: 11.4%
211,350	@	Adobe Systems, Inc.	10,977,519	1.8
194,382	@	Amdocs Ltd.	7,122,156	1.1
754,968		Applied Materials, Inc.	13,242,139	2.1
433,997		Corning, Inc.	6,332,016	1.0
229,023	@	eBay, Inc.	12,777,193	2.1
194,161		Microsoft Corp.	6,467,503	1.0
326,469		Symantec Corp.	8,080,108	1.3
161,058		Texas Instruments, Inc.	6,485,806	1.0
			71,484,440	11.4

		Materials: 2.3%
208,616		Dow Chemical Co.	8,010,854	1.3
56,172		Freeport-McMoRan Copper & Gold, Inc.	1,858,170	0.3
27,783		PPG Industries, Inc.	4,641,428	0.7
			14,510,452	2.3

		Telecommunication Services: 2.3%
68,113		Verizon Communications, Inc.	3,178,153	0.5
318,958		Vodafone Group PLC ADR	11,220,942	1.8
			14,399,095	2.3

		Utilities: 1.7%
63,167		Edison International	2,909,472	0.5
54,586		FirstEnergy Corp.	1,989,660	0.3

ING INVESCO GROWTH AND INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets

COMMON STOCK: (continued)
	Utilities: (continued)
104,231	Pinnacle West Capital Corp.	$5,705,605	0.9
		10,604,737	1.7

	Total Common Stock (Cost $436,828,154)	605,136,295	96.5

SHORT-TERM INVESTMENTS: 3.4%
	Mutual Funds: 3.4%
21,212,180	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.020%†† (Cost $21,212,180)	21,212,180	3.4

	Total Short-Term Investments (Cost $21,212,180)	21,212,180	3.4

	Total Investments in Securities (Cost $458,040,334)	$626,348,475	99.9
	Assets in Excess of Other Liabilities	529,688	0.1
	Net Assets	$626,878,163	100.0

††	Rate shown is the 7-day yield as of September 30, 2013.

@	Non-income producing security

ADR	American Depositary Receipt

Cost for federal income tax purposes is $459,236,029.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$171,157,293
Gross Unrealized Depreciation	(4,044,847)
Net Unrealized Appreciation	$167,112,446

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2013
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$75,090,606	$—	$—	$75,090,606
Consumer Staples	61,243,894	—	—	61,243,894
Energy	55,631,834	—	—	55,631,834
Financials	168,102,618	—	—	168,102,618
Health Care	79,399,159	8,263,012	—	87,662,171
Industrials	46,406,448	—	—	46,406,448
Information Technology	71,484,440	—	—	71,484,440
Materials	14,510,452	—	—	14,510,452
Telecommunication Services	14,399,095	—	—	14,399,095
Utilities	10,604,737	—	—	10,604,737
Total Common Stock	596,873,283	8,263,012	—	605,136,295

ING INVESCO GROWTH AND INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2013
Short-Term Investments	$21,212,180	$—	$—	$21,212,180
Total Investments, at fair value	$618,085,463	$8,263,012	$—	$626,348,475
Other Financial Instruments+
Forward Foreign Currency Contracts	—	968	—	968
Total Assets	$618,085,463	$8,263,980	$—	$626,349,443
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(190,977)	$—	$(190,977)
Total Liabilities	$—	$(190,977)	$—	$(190,977)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At September 30, 2013, the following forward foreign currency contracts were outstanding for the ING Invesco Growth and Income Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
The Bank of New York Mellon Corp.	British Pound	2,272,231	Sell	10/31/13	$3,635,911	$3,677,615	$(41,704)
The Bank of New York Mellon Corp.	EU Euro	1,891,298	Sell	10/31/13	2,549,186	2,558,844	(9,658)
The Bank of New York Mellon Corp.	Canadian Dollar	4,147,655	Sell	10/31/13	4,023,373	4,023,709	(336)
The Bank of New York Mellon Corp.	Swiss Franc	2,845,574	Sell	10/31/13	3,119,121	3,147,314	(28,193)
State Street Bank	Israeli New Shekel	13,388,836	Sell	10/31/13	3,766,940	3,797,192	(30,252)
State Street Bank	British Pound	2,725,675	Sell	10/31/13	4,362,606	4,411,514	(48,908)
State Street Bank	Canadian Dollar	4,395,841	Sell	10/31/13	4,265,446	4,264,478	968
State Street Bank	Swiss Franc	3,238,014	Sell	10/31/13	3,549,442	3,581,368	(31,926)
							$(190,009)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2013 was as follows:

Derivatives not accounted for as hedging instruments

Asset Derivatives	Instrument Type	Fair Value
Foreign exchange contracts	Forward foreign currency contracts	$968
Total Asset Derivatives		$968

Liability Derivatives	Instrument Type
Foreign exchange contracts	Forward foreign currency contracts	$190,977
Total Liability Derivatives		$190,977

ING INVESCO GROWTH AND INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at September 30, 2013:

Assets:	The Bank of New York Mellon Corp.	State Street Bank	Totals
Forward foreign currency contracts	$—	$968	$968
Total Assets	$—	$968	$968

Liabilities:
Forward foreign currency contracts	$79,891	$111,086	$190,977
Total Liabilities	$79,891	$111,086	$190,977

Net OTC derivative instruments by counterparty, at fair value	$(79,891)	$(110,118)	(190,009)
Total collateral pledged by Portfolio/(Received from counterparty)	$—	$—	$—
Net Exposure(1)	$(79,891)	$(110,118)	$(190,009)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 99.4%
		Brazil: 14.1%
580,655		Cia de Bebidas das Americas ADR	22,268,119	2.7
1,393,300		CCR SA	10,982,697	1.4
336,553		Cielo SA	9,112,731	1.1
930,262		Itau Unibanco Holding S.A.	13,171,331	1.6
233,950		Lojas Renner SA	6,747,319	0.8
318,000		Marcopolo SA	915,418	0.1
1,240,120		Marcopolo SA — PRF Shares	3,692,998	0.5
919,087		Petroleo Brasileiro SA ADR	15,376,326	1.9
547,900		Ultrapar Participacoes SA	13,450,904	1.7
876,271		Vale SA ADR	12,451,811	1.5
535,900		Weg S.A.	6,572,108	0.8
			114,741,762	14.1

		Chile: 1.0%
309,716	L	Banco Santander Chile ADR	8,142,434	1.0

		China: 11.5%
3,517,537		China Merchants Bank Co., Ltd.	6,405,184	0.8
1,977,500		China Mobile Ltd.	22,251,129	2.7
9,876,000		CNOOC Ltd.	20,007,581	2.5
1,952,000	L	Ping An Insurance Group Co. of China Ltd.	14,530,705	1.8
2,920,000		Sun Art Retail Group Ltd.	4,190,278	0.5
2,828,000		Tingyi Cayman Islands Holding Corp.	7,501,262	0.9
1,902,000		Tsingtao Brewery Co., Ltd.	14,482,908	1.8
2,290,000		Wumart Stores, Inc.	4,083,342	0.5
			93,452,389	11.5

		Hong Kong: 5.5%
5,026,400		AIA Group Ltd.	23,652,079	2.9
2,342,000		Hang Lung Properties Ltd.	7,974,679	1.0
242,000	@	Jardine Matheson Holdings Ltd.	13,310,000	1.6
			44,936,758	5.5

		Hungary: 0.8%
307,123		OTP Bank Nyrt	6,083,381	0.8

		India: 14.7%
430,906		ACC Ltd.	7,665,375	0.9
1,377,284		Ambuja Cements Ltd.	4,018,959	0.5
509,060		Asian Paints Ltd.	3,737,513	0.5
746,260		HDFC Bank Ltd. ADR	22,969,883	2.8
635,200		Housing Development Finance Corp.	7,759,449	0.9
388,064		Infosys Ltd. ADR	18,669,759	2.3
2,313,760		ITC Ltd.	12,584,137	1.5
435,100		Kotak Mahindra Bank Ltd.	4,715,805	0.6
505,450		Larsen & Toubro Ltd.	6,377,406	0.8
1,142,700		Mahindra & Mahindra Financial Services Ltd.	4,706,428	0.6
541,900		Mahindra & Mahindra Ltd.	7,168,509	0.9
624,856		Tata Consultancy Services Ltd.	19,234,364	2.4
			119,607,587	14.7

		Indonesia: 3.4%
21,990,500		Astra International Tbk PT	12,252,285	1.5
16,069,500		Bank Rakyat Indonesia	10,052,420	1.2
2,127,000		Unilever Indonesia Tbk PT	5,540,247	0.7
			27,844,952	3.4

		Italy: 2.0%
346,537	L	Tenaris S.A. ADR	16,211,001	2.0

		Malaysia: 1.6%
203,900		British American Tobacco Malaysia Bhd	4,019,224	0.5
1,638,800		Public Bank BHD	8,916,404	1.1
			12,935,628	1.6

		Mexico: 2.4%
1		Grupo Aeroportuario del Sureste S.A. de CV ADR ADR	109	0.0
1,127,494		Grupo Financiero Banorte	7,025,357	0.9
4,695,607		Wal-Mart de Mexico SA de CV	12,290,118	1.5
			19,315,584	2.4

		Russia: 5.0%
379,370		Magnit OJSC GDR	23,417,903	2.9
4,636,606		Sberbank	13,983,542	1.7
288,400		Sberbank of Russia ADR	3,475,220	0.4
			40,876,665	5.0

		South Africa: 13.5%
2,602,352	L	African Bank Investments Ltd.	4,328,506	0.6
592,400		Bidvest Group Ltd.	14,853,710	1.8
206,231	L	Capitec Bank Holdings Ltd.	4,128,625	0.5
2,717,670	L	FirstRand Ltd.	9,064,562	1.1
193,620		Imperial Holdings Ltd.	4,205,980	0.5
183,740	L	Kumba Iron Ore Ltd.	8,487,302	1.0
382,132	L	Massmart Holdings Ltd.	6,395,288	0.8
286,300		Mr Price Group Ltd.	3,963,088	0.5
897,732		MTN Group Ltd.	17,531,157	2.2
447,394		Remgro Ltd.	8,644,250	1.1
1,168,961		RMB Holdings Ltd.	5,374,589	0.7
905,149	L	Shoprite Holdings Ltd.	14,920,923	1.8
253,800		Tiger Brands Ltd.	7,561,949	0.9
			109,459,929	13.5

		South Korea: 8.0%
33,474		Hyundai Mobis	8,904,806	1.1
103,697		Hyundai Motor Co.	24,193,863	3.0
25,181		Samsung Electronics Co., Ltd.	32,030,075	3.9
			65,128,744	8.0

ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets

COMMON STOCK: (continued)
	Taiwan: 8.0%
3,634,200	Delta Electronics, Inc.	$17,647,711	2.2
1,567,000	President Chain Store Corp.	11,318,555	1.4
1,500,223	Taiwan Semiconductor Manufacturing Co., Ltd.	5,108,468	0.6
1,798,706	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	30,506,054	3.8
		64,580,788	8.0

	Thailand: 0.9%
1,573,500	Siam Commercial Bank PCL	7,450,715	0.9

	Turkey: 2.7%
1,637,645	KOC Holding AS	7,561,231	1.0
3,559,957	Turkiye Garanti Bankasi A/S	14,043,312	1.7
		21,604,543	2.7

	United Kingdom: 4.3%
365,100	SABMiller PLC	18,569,972	2.3
678,700	Standard Chartered PLC	16,260,193	2.0
		34,830,165	4.3

	Total Common Stock (Cost $687,539,670)	807,203,025	99.4

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 4.3%
	Securities Lending Collateralcc(1): 4.3%
8,273,065	Cantor Fitzgerald, Repurchase Agreement dated 09/30/13, 0.11%, due 10/01/13 (Repurchase Amount $8,273,090, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%–12.500%, Market Value plus accrued interest $8,438,526, due 11/15/13–05/01/51)	8,273,065	1.0
8,273,065	Citigroup, Inc., Repurchase Agreement dated 09/30/13, 0.07%, due 10/01/13 (Repurchase Amount $8,273,081, collateralized by various U.S. Government Agency Obligations, 0.000%–4.875%, Market Value plus accrued interest $8,438,553, due 07/28/14–07/18/33)	8,273,065	1.1
8,273,065	Daiwa Capital Markets, Repurchase Agreement dated 09/30/13, 0.12%, due 10/01/13 (Repurchase Amount $8,273,092, collateralized by various U.S. Government Agency Obligations, 0.000%–6.500%, Market Value plus accrued interest $8,438,530, due 01/22/14–03/01/48)	8,273,065	1.0
8,273,065	Mizuho Securities USA Inc., Repurchase Agreement dated 09/30/13, 0.13%, due 10/01/13 (Repurchase Amount $8,273,094, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%–9.500%, Market Value plus accrued interest $8,438,527, due 01/02/14–09/01/45)	8,273,065	1.0
1,741,623	UBS Warburg LLC, Repurchase Agreement dated 09/30/13, 0.04%, due 10/01/13 (Repurchase Amount $1,741,625, collateralized by various U.S. Government Securities, 0.000%–11.250%, Market Value plus accrued interest $1,776,458, due 10/15/13–02/15/43)	1,741,623	0.2
		34,833,883	4.3

	Total Short-Term Investments (Cost $34,833,883)	34,833,883	4.3

	Total Investments in Securities (Cost $722,373,553)	$842,036,908	103.7
	Liabilities in Excess of Other Assets	(29,917,602)	(3.7)
	Net Assets	$812,119,306	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

@	Non-income producing security

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

cc	Securities purchased with cash collateral for securities loaned.

L	Loaned security, a portion or all of the security is on loan at September 30, 2013.

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Cost for federal income tax purposes is $730,055,501.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$162,844,106
Gross Unrealized Depreciation	(50,862,699)
Net Unrealized Appreciation	$111,981,407

Sector Diversification	Percentage of Net Assets
Financials	28.7%
Consumer Staples	20.7
Information Technology	16.3
Consumer Discretionary	8.3
Energy	8.1
Industrials	8.0
Telecommunication Services	4.9
Materials	4.4
Short-Term Investments	4.3
Liabilities in Excess of Other Assets	(3.7)
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2013
Asset Table
Investments, at fair value
Common Stock
Brazil	$114,741,762	$—	$—	$114,741,762
Chile	8,142,434	—	—	8,142,434
China	—	93,452,389	—	93,452,389
Hong Kong	13,310,000	31,626,758	—	44,936,758
Hungary	—	6,083,381	—	6,083,381
India	41,639,642	77,967,945	—	119,607,587
Indonesia	—	27,844,952	—	27,844,952
Italy	16,211,001	—	—	16,211,001
Malaysia	—	12,935,628	—	12,935,628
Mexico	19,315,584	—	—	19,315,584
Russia	3,475,220	37,401,445	—	40,876,665
South Africa	8,457,131	101,002,798	—	109,459,929
South Korea	—	65,128,744	—	65,128,744
Taiwan	30,506,054	34,074,734	—	64,580,788
Thailand	—	7,450,715	—	7,450,715
Turkey	—	21,604,543	—	21,604,543
United Kingdom	—	34,830,165	—	34,830,165
Total Common Stock	255,798,828	551,404,197	—	807,203,025
Short-Term Investments	—	34,833,883	—	34,833,883
Total Investments, at fair value	$255,798,828	$586,238,080	$—	$842,036,908

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 97.8%
		Consumer Discretionary: 16.5%
147,706		Allison Transmission Holdings, Inc.	$3,700,035	0.6
336,020		American Eagle Outfitters	4,700,920	0.7
153,512		Brinker International, Inc.	6,221,841	0.9
62,200		Brown Shoe Co., Inc.	1,459,834	0.2
52,740		Brunswick Corp.	2,104,853	0.3
5,400		Capella Education Co.	305,424	0.0
220,680		Chico’s FAS, Inc.	3,676,529	0.6
5,300		Childrens Place Retail Stores, Inc.	306,658	0.0
157,350		Cinemark Holdings, Inc.	4,994,289	0.8
52,800		Conn’s, Inc.	2,642,112	0.4
84,900		Cooper Tire & Rubber Co.	2,614,920	0.4
11,500		Core-Mark Holding Co., Inc.	764,060	0.1
54,200	@	Corinthian Colleges, Inc.	118,698	0.0
46,146		Cracker Barrel Old Country Store	4,764,113	0.7
120,434	@	CROCS, Inc.	1,639,107	0.2
17,700		Destination Maternity Corp.	562,860	0.1
25,000		Dillard’s, Inc.	1,957,500	0.3
40,839		Drew Industries, Inc.	1,859,808	0.3
18,130		Einstein Noah Restaurant Group, Inc.	314,012	0.0
38,400		Entercom Communications Corp.	337,152	0.1
142,100		EW Scripps Co.	2,607,535	0.4
150,700		Express, Inc.	3,555,013	0.5
44,800		G-III Apparel Group Ltd.	2,445,632	0.4
43,200	@	Gray Television, Inc.	339,120	0.1
55,300		Helen of Troy Ltd.	2,444,260	0.4
138,599	@	Iconix Brand Group, Inc.	4,604,259	0.7
10,800	@, L	ITT Educational Services, Inc.	334,800	0.1
35,500		Jack in the Box, Inc.	1,420,000	0.2
174,176		Jarden Corp.	8,430,118	1.3
6,000	@	Johnson Outdoors, Inc.	160,920	0.0
50,200		Journal Communications, Inc.	429,210	0.1
39,800	L	KB Home	717,196	0.1
48,900	@, L	Leapfrog Enterprises, Inc.	460,638	0.1
8,100		Libbey, Inc.	192,618	0.0
28,800		Lifetime Brands, Inc.	440,352	0.1
3,175		LIN Media LLC	64,421	0.0
7,000		Live Nation, Inc.	129,850	0.0
8,000		MDC Holdings, Inc.	240,080	0.0
99,500	@	Monarch Casino & Resort, Inc.	1,888,510	0.3
37,516		Morningstar, Inc.	2,973,518	0.4
5,700		Nacco Industries, Inc.	315,894	0.0
143,420		National CineMedia, Inc.	2,704,901	0.4
145,000		OfficeMax, Inc.	1,854,550	0.3
8,100	L	Outerwall, Inc.	404,919	0.1
50,360		Papa John’s International, Inc.	3,519,157	0.5
80,000		Penn National Gaming, Inc.	4,428,800	0.7
55,100		Perry Ellis International, Inc.	1,038,084	0.2
70,240		Pool Corp.	3,942,571	0.6
366,617	@	Quiksilver, Inc.	2,577,318	0.4
8,200		RG Barry Corp.	155,062	0.0
104,208		Ruth’s Hospitality Group, Inc.	1,235,907	0.2
93,610	@	SHFL Entertainment, Inc.	2,153,030	0.3
9,500		Sinclair Broadcast Group, Inc.	318,440	0.0
67,500	@	Sonic Corp.	1,198,125	0.2
16,000		Standard Motor Products, Inc.	514,560	0.1
38,500		Stein Mart, Inc.	528,220	0.1
26,700	@	Stock Building Supply Holdings, Inc.	350,838	0.1
32,700	@	Stoneridge, Inc.	353,487	0.1
3,300	L	Sturm Ruger & Co., Inc.	206,679	0.0
6,600	@	Tilly’s, Inc.	95,766	0.0
28,600		Tower International, Inc.	571,714	0.1
6,400		Trans World Entertainment	29,632	0.0
57,900	@	Tuesday Morning Corp.	884,133	0.1
10,500		Universal Electronics, Inc.	378,315	0.1
5,280	@	VOXX International Corp.	72,336	0.0
5,800	@	WCI Communities, Inc.	100,108	0.0
5,600	@	William Lyon Homes	113,792	0.0
			108,969,113	16.5

		Consumer Staples: 3.7%
5,200		Andersons, Inc.	363,480	0.1
11,500		B&G Foods, Inc.	397,325	0.1
64,200	@	Chiquita Brands International, Inc.	812,772	0.1
4,000		Coca-Cola Bottling Co. Consolidated	250,480	0.0
20,000	@	Darling International, Inc.	423,200	0.1
10,800	@	Fresh Del Monte Produce, Inc.	320,544	0.0
49,010		J&J Snack Foods Corp.	3,956,087	0.6
9,200		John B Sanfilippo & Son, Inc.	213,348	0.0
12,300		Nash Finch Co.	324,843	0.1
107,500	@	Pilgrim’s Pride Corp.	1,804,925	0.3
30,643		Pinnacle Foods, Inc.	811,120	0.1
33,800	@	Prestige Brands Holdings, Inc.	1,018,056	0.2
16,100	@	Revlon, Inc. — Class A	447,097	0.1
1,143,700		Rite Aid Corp.	5,444,012	0.8
78,300		Roundy’s, Inc.	673,380	0.1
9,700		Sanderson Farms, Inc.	632,828	0.1

ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Consumer Staples: (continued)
97,600		Spartan Stores, Inc.	$2,153,056	0.3
31,456		Spectrum Brands Holdings, Inc.	2,071,063	0.3
98,900	@	Supervalu, Inc.	813,947	0.1
12,600	@, L	USANA Health Sciences, Inc.	1,093,554	0.2
6,100		Village Super Market	231,922	0.0
			24,257,039	3.7

		Energy: 5.5%
7,000		Alon USA Energy, Inc.	71,470	0.0
77,905	@	Approach Resources, Inc.	2,047,343	0.3
8,000		Bonanza Creek Energy, Inc.	386,080	0.1
32,900	L	C&J Energy Services, Inc.	660,632	0.1
59,610		Cimarex Energy Co.	5,746,404	0.9
28,900	@	Dawson Geophysical Co.	938,383	0.1
40,900		Delek US Holdings, Inc.	862,581	0.1
14,200		Energy XXI Bermuda Ltd.	428,840	0.1
83,700		EPL Oil & Gas, Inc.	3,106,107	0.5
36,800	L	EXCO Resources, Inc.	248,032	0.0
36,200		Forum Energy Technologies, Inc.	977,762	0.2
225,800	@	Gastar Exploration Ltd.	891,910	0.1
11,200		Gulfmark Offshore, Inc.	569,968	0.1
36,600	@	Helix Energy Solutions Group, Inc.	928,542	0.1
239,870		Patterson-UTI Energy, Inc.	5,128,421	0.8
132,800	@	Renewable Energy Group, Inc.	2,011,920	0.3
317,930	@	Resolute Energy Corp.	2,657,895	0.4
7,300	@	Rex Stores Corp.	224,402	0.0
38,446		Superior Energy Services	962,688	0.1
68,460		Tidewater, Inc.	4,058,993	0.6
58,000		W&T Offshore, Inc.	1,027,760	0.2
222,800	@	Warren Resources, Inc.	652,804	0.1
40,300	L	Western Refining, Inc.	1,210,612	0.2
2,607	@	Westmoreland Coal Co.	34,360	0.0
8,700		World Fuel Services Corp.	324,597	0.1
			36,158,506	5.5

		Financials: 21.3%
3,000		Agree Realty Corp.	90,540	0.0
13,277		American Campus Communities, Inc.	453,410	0.1
123,100		American Equity Investment Life Holding Co.	2,612,182	0.4
5,300	@	American Safety Insurance Holdings Ltd.	160,060	0.0
283,600		Anworth Mortgage Asset Corp.	1,369,788	0.2
4,300		Artisan Partners Asset Management, Inc.	225,148	0.0
60,600		Ashford Hospitality Trust, Inc.	747,804	0.1
22,000		Aspen Insurance Holdings Ltd.	798,380	0.1
468,933		Associated Banc-Corp.	7,263,772	1.1
39,800		BBCN Bancorp, Inc.	547,648	0.1
51,150		BGC Partners, Inc.	288,997	0.1
10,500	@	Banco Latinoamericano de Comercio Exterior SA	261,660	0.0
8,800		BNC Bancorp	117,392	0.0
6,900	@	BofI Holding, Inc.	447,534	0.1
4,000		Bridge Bancorp, Inc.	86,000	0.0
8,600		OceanFirst Financial Corp.	145,426	0.0
44,600		Capital Lease Funding, Inc.	378,654	0.1
207,800		Capstead Mortgage Corp.	2,445,806	0.4
59,100		Cardinal Financial Corp.	976,923	0.2
7,200		Cash America International, Inc.	326,016	0.1
23,400		Cathay General Bancorp.	546,858	0.1
43,700		CBL & Associates Properties, Inc.	834,670	0.1
4,400		Center Bancorp, Inc.	62,656	0.0
26,900		Chatham Lodging Trust	480,434	0.1
23,200		Chesapeake Lodging Trust	546,128	0.1
13,500		Citizens & Northern Corp.	269,190	0.0
2,400		City Holding Co.	103,776	0.0
149,700		CNO Financial Group, Inc.	2,155,680	0.3
10,115		Colonial Properties Trust	227,486	0.0
4,570		Community Trust Bancorp., Inc.	185,496	0.0
34,800		Coresite Realty Corp.	1,181,112	0.2
77,100		Cousins Properties, Inc.	793,359	0.1
66,300	@	Cowen Group, Inc.	228,735	0.0
7,700		Crawford & Co.	74,690	0.0
87,125		DCT Industrial Trust, Inc.	626,429	0.1
28,425		DDR Corp.	446,557	0.1
55,892		DFC Global Corp.	614,253	0.1
107,700		East-West Bancorp., Inc.	3,441,015	0.5
88,971		EastGroup Properties, Inc.	5,267,973	0.8
70,400		Education Realty Trust, Inc.	640,640	0.1
30,100		Encore Capital Group, Inc.	1,380,386	0.2
14,000	@	Ezcorp, Inc.	236,320	0.0
9,816		Fidelity Southern Corp.	150,577	0.0
14,200		Financial Institutions, Inc.	290,532	0.1
69,800		First Commonwealth Financial Corp.	529,782	0.1

ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Financials: (continued)
17,100		First Community Bancshares, Inc.	$279,585	0.0
160,682		First Financial Bancorp.	2,437,546	0.4
129,100		First Horizon National Corp.	1,418,809	0.2
127,275		First Industrial Realty Trust, Inc.	2,070,764	0.3
13,200		First Merchants Corp.	228,756	0.0
9,553		First of Long Island Corp.	371,134	0.1
102,506		First Republic Bank	4,779,855	0.7
101,259		FirstMerit Corp.	2,198,333	0.3
17,800		FNB Corp.	215,914	0.0
48,600		Geo Group, Inc.	1,615,950	0.3
98,480		Glacier Bancorp., Inc.	2,433,441	0.4
18,284		Gladstone Capital Corp.	159,619	0.0
25,900		Glimcher Realty Trust	252,525	0.0
53,500	@	Green Dot Corp.	1,408,655	0.2
51,350		Greenhill & Co., Inc.	2,561,338	0.4
101,950		Hanmi Financial Corp.	1,689,311	0.3
18,400		HCI Group, Inc.	751,456	0.1
13,700		Heartland Financial USA, Inc.	381,682	0.1
245,514		HFF, Inc.	6,150,126	0.9
4,600		Home Properties, Inc.	265,650	0.0
17,900		HomeStreet, Inc.	345,470	0.1
5,100		Horace Mann Educators Corp.	144,738	0.0
13,500		Huntington Bancshares, Inc.	111,510	0.0
49,039		IBERIABANK Corp.	2,543,653	0.4
33,800		IDT Corp.	599,950	0.1
64,200	@	Investment Technology Group, Inc.	1,009,224	0.2
258,300		Janus Capital Group, Inc.	2,198,133	0.3
34,692		KCAP Financial, Inc.	311,534	0.1
6,100		Lakeland Financial Corp.	199,165	0.0
18,600		LaSalle Hotel Properties	530,472	0.1
140,399		Lexington Realty Trust	1,576,681	0.2
11,800		LTC Properties, Inc.	448,164	0.1
40,200	@	Maiden Holdings Ltd.	474,762	0.1
12,200		MainSource Financial Group, Inc.	185,318	0.0
18,800		Manning & Napier, Inc.	313,584	0.1
11,200		MetroCorp Bancshares, Inc.	154,112	0.0
62,530		Mid-America Apartment Communities, Inc.	3,908,125	0.6
4,100	@	Montpelier Re Holdings Ltd.	106,805	0.0
2,700	L	National Bankshares, Inc.	96,903	0.0
131,340		National Retail Properties, Inc.	4,179,239	0.6
8,813		NBT Bancorp., Inc.	202,523	0.0
22,400		Nelnet, Inc.	861,280	0.1
60,300	@	Ocwen Financial Corp.	3,362,931	0.5
49,700		OFG Bancorp	804,643	0.1
28,600		Park Sterling Corp.	183,326	0.0
9,500		Parkway Properties, Inc.	168,815	0.0
33,200		Pennsylvania Real Estate Investment Trust	620,840	0.1
4,400		Peoples Bancorp., Inc.	91,872	0.0
29,000		Pinnacle Financial Partners, Inc.	864,490	0.1
11,800	@	Piper Jaffray Cos.	404,622	0.1
99,000		Popular, Inc.	2,596,770	0.4
19,700		Portfolio Recovery Associates, Inc.	1,180,818	0.2
64,000		Potlatch Corp.	2,539,520	0.4
8,500	@	Preferred Bank/Los Angeles CA	151,215	0.0
14,800		PrivateBancorp, Inc.	316,720	0.1
169,107		ProAssurance Corp.	7,619,961	1.2
4,509		Prospect Capital Corp.	50,411	0.0
4,400		Prosperity Bancshares, Inc.	272,096	0.0
7,100		PS Business Parks, Inc.	529,802	0.1
48,600		RAIT Financial Trust	344,088	0.1
8,500		Ramco-Gershenson Properties	130,985	0.0
32,100	@	Realogy Holdings Corp.	1,380,942	0.2
60,500		Redwood Trust, Inc.	1,191,245	0.2
40,200	@	Regional Management Corp.	1,278,360	0.2
224,931		RLJ Lodging Trust	5,283,629	0.8
10,800		Selective Insurance Group	264,600	0.0
16,600		Sierra Bancorp.	261,118	0.0
44,900	@	Southwest Bancorp., Inc.	664,969	0.1
4,400		Stewart Information Services Corp.	140,756	0.0
4,300		Sun Communities, Inc.	183,266	0.0
40,700		Susquehanna Bancshares, Inc.	510,785	0.1
4,600		SVB Financial Group	397,302	0.1
10,700		Texas Capital Bancshares, Inc.	491,879	0.1
272,432		Umpqua Holdings Corp.	4,418,847	0.7
11,800		United Fire Group, Inc.	359,546	0.1
3,608		Validus Holdings Ltd.	133,424	0.0
8,000		WesBanco, Inc.	237,840	0.0
12,800		West BanCorp., Inc.	176,640	0.0
207,673	@	Western Alliance Bancorp.	3,931,250	0.6
200,400		Wilshire Bancorp., Inc.	1,639,272	0.3
28,100	L	World Acceptance, Corp.	2,526,752	0.4
			140,936,015	21.3

		Health Care: 8.6%
5,300		Acorda Therapeutics, Inc.	181,684	0.0
21,500	@	Aegerion Pharmaceuticals, Inc.	1,842,765	0.3
1,900	@	Agios Pharmaceuticals, Inc.	53,124	0.0

ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Health Care: (continued)
9,700		Alnylam Pharmaceuticals, Inc.	$620,897	0.1
40,100	@	AMAG Pharmaceuticals, Inc.	861,348	0.1
9,100	@	American Pacific Corp.	498,316	0.1
74,323		Amsurg Corp.	2,950,623	0.5
15,900	@	Arthrocare Corp.	565,722	0.1
70,900	@	Cambrex Corp.	935,880	0.1
20,900	@	Celldex Therapeutics, Inc.	740,487	0.1
35,500		Centene Corp.	2,270,580	0.3
7,800	@	Cornerstone Therapeutics, Inc.	73,398	0.0
22,100	@	FivePrime Therapeutics, Inc.	289,510	0.1
6,500	@	Foundation Medicine, Inc.	257,660	0.0
27,000	@	Furiex Pharmaceuticals, Inc.	1,187,730	0.2
67,200	@	Gentiva Health Services, Inc.	809,088	0.1
59,500		Greatbatch, Inc.	2,024,785	0.3
57,076		Idexx Laboratories, Inc.	5,687,623	0.9
34,800		Impax Laboratories, Inc.	713,748	0.1
42,800		Infinity Pharmaceuticals, Inc.	746,860	0.1
20,200		Jazz Pharmaceuticals PLC	1,857,794	0.3
88,000	@	Lannett Co., Inc.	1,920,160	0.3
19,400	@, L	MAKO Surgical Corp.	572,494	0.1
10,000		MedAssets, Inc.	254,200	0.0
26,400	@	Medical Action Industries, Inc.	175,296	0.0
95,100		Medicines Co.	3,187,752	0.5
46,700	@	Molina Healthcare, Inc.	1,662,520	0.3
26,410		MWI Veterinary Supply, Inc.	3,944,598	0.6
7,458	@	NanoString Technologies, Inc.	82,038	0.0
145,500	@	NuVasive, Inc.	3,563,295	0.5
126,750		Omnicell, Inc.	3,001,440	0.5
6,100	@, L	OncoMed Pharmaceuticals, Inc.	93,391	0.0
7,800	@	Onconova Therapeutics, Inc.	206,466	0.0
6,700	@	Ophthotech Corp.	199,057	0.0
29,950		Owens & Minor, Inc.	1,035,971	0.2
25,300		Pharmacyclics, Inc.	3,502,026	0.5
13,800	@, L	PhotoMedex, Inc.	219,420	0.0
6,800	@	Providence Service Corp.	195,092	0.0
19,400		Questcor Pharmaceuticals, Inc.	1,125,200	0.2
6,000	@, L	Raptor Pharmaceutical Corp.	89,640	0.0
6,000	@	RTI Biologics, Inc.	22,440	0.0
60,300	@	Sciclone Pharmaceuticals, Inc.	305,721	0.1
11,400	@	Sirona Dental Systems, Inc.	763,002	0.1
33,500		Steris Corp.	1,439,160	0.2
185,600	@, L	Threshold Pharmaceuticals, Inc.	863,040	0.1
4,200	@	Triple-S Management Corp.	77,238	0.0
35,160		WellCare Health Plans, Inc.	2,452,058	0.4
24,844		West Pharmaceutical Services, Inc.	1,022,331	0.2
			57,144,668	8.6

		Industrials: 17.8%
48,200		AAR Corp.	1,317,306	0.2
137,176	@	ACCO Brands Corp.	910,849	0.1
13,100		Acuity Brands, Inc.	1,205,462	0.2
33,800		Alaska Air Group, Inc.	2,116,556	0.3
28,700		Albany International Corp.	1,029,469	0.2
82,498		Altra Holdings, Inc.	2,220,021	0.3
1,800		Amerco, Inc.	331,434	0.0
24,275		Applied Industrial Technologies, Inc.	1,250,162	0.2
38,488	@	ARC Document Solutions, Inc.	176,660	0.0
7,700		Argan, Inc.	169,169	0.0
11,825		Atlas Air Worldwide Holdings, Inc.	545,251	0.1
7,400	@	Avis Budget Group, Inc.	213,342	0.0
17,200		Barnes Group, Inc.	600,624	0.1
25,400		Barrett Business Services, Inc.	1,709,674	0.3
3,400	@	Beacon Roofing Supply, Inc.	125,358	0.0
38,200		Brady Corp.	1,165,100	0.2
22,200		Ceco Environmental Corp.	312,576	0.0
255,900	@	Cenveo, Inc.	754,905	0.1
14,200	@	Columbus McKinnon Corp.	341,226	0.0
115,663		Comfort Systems USA, Inc.	1,944,295	0.3
3,900		Curtiss-Wright Corp.	183,144	0.0
76,200		Deluxe Corp.	3,174,492	0.5
159,370		Douglas Dynamics, Inc.	2,347,520	0.4
25,900		Edgen Group, Inc.	196,840	0.0
32,800		EMCOR Group, Inc.	1,283,464	0.2
21,400		EnerSys	1,297,482	0.2
77,600	@	Engility Holdings, Inc.	2,462,248	0.4
41,200		EnPro Industries, Inc.	2,480,652	0.4
16,500		Esterline Technologies Corp.	1,318,185	0.2
46,300	@	Federal Signal Corp.	595,881	0.1
58,367		Forward Air Corp.	2,355,108	0.4
21,400		Freightcar America, Inc.	442,552	0.1
83,158		Generac Holdings, Inc.	3,545,857	0.5
3,325	@	Gibraltar Industries, Inc.	47,414	0.0
25,800		Global Brass & Copper Holdings, Inc.	452,532	0.1
13,100		Hardinge, Inc.	202,395	0.0
8,093		Heidrick & Struggles International, Inc.	154,253	0.0
177,022		Herman Miller, Inc.	5,165,502	0.8

ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Industrials: (continued)
11,500		Hyster-Yale Materials Handling, Inc.	$1,031,205	0.2
14,600		Insperity, Inc.	548,960	0.1
22,000		Kadant, Inc.	738,980	0.1
145,850		KAR Auction Services, Inc.	4,114,429	0.6
5,800		Kelly Services, Inc.	112,926	0.0
81,000		Kimball International, Inc.	898,290	0.1
273,270		Knight Transportation, Inc.	4,514,420	0.7
35,100		Knoll, Inc.	594,594	0.1
16,000		LB Foster Co.	731,840	0.1
13,600		LSI Industries, Inc.	114,784	0.0
7,500		Michael Baker Corp.	303,525	0.0
29,000		NN, Inc.	451,240	0.1
11,200	@	Park-Ohio Holdings Corp.	430,304	0.1
144,740	@	Ply Gem Holdings, Inc.	2,023,465	0.3
55,000		Quad/Graphics, Inc.	1,669,800	0.3
64,900	@	Quality Distribution, Inc.	599,676	0.1
77,231	@	RBC Bearings, Inc.	5,088,751	0.8
58,540		Regal-Beloit Corp.	3,976,622	0.6
265,600	@	Republic Airways Holdings, Inc.	3,160,640	0.5
246,078		Rexnord Corp.	5,118,422	0.8
163,400	@	RPX Corp.	2,864,402	0.4
11,150	@	Saia, Inc.	347,657	0.1
41,000		Skywest, Inc.	595,320	0.1
2,800		Standex International Corp.	166,320	0.0
87,500		Steelcase, Inc.	1,454,250	0.2
45,600	@	Swift Transporation Co.	920,664	0.1
9,900		TMS International Corp.	172,656	0.0
96,776		Toro Co.	5,259,776	0.8
15,990		TransDigm Group, Inc.	2,217,813	0.3
28,500	@	Trimas Corp.	1,063,050	0.2
32,550		Triumph Group, Inc.	2,285,661	0.3
19,400		TrueBlue, Inc.	465,794	0.1
46,400	@	Tutor Perini Corp.	989,248	0.1
3,700		Unifirst Corp.	386,354	0.1
9,800		United Rentals, Inc.	571,242	0.1
12,000		United Stationers, Inc.	522,000	0.1
7,700		Universal Truckload Services, Inc.	205,282	0.0
44,100		Viad Corp.	1,100,295	0.2
6,800		VSE Corp.	319,260	0.0
54,300	@	Wabash National Corp.	633,138	0.1
52,700		Wabtec Corp.	3,313,249	0.5
202,933		Waste Connections, Inc.	9,215,188	1.4
3,500		Watts Water Technologies, Inc.	197,295	0.0
31,900	@	Xerium Technologies, Inc.	369,721	0.1
			118,003,468	17.8

		Information Technology: 14.5%
93,723	@	Actuate Corp.	688,864	0.1
35,900		Advent Software, Inc.	1,139,825	0.2
22,300	@	Alpha & Omega Semiconductor Ltd.	187,543	0.0
72,700	@	Amkor Technology, Inc.	311,883	0.1
75,870	@	Anixter International, Inc.	6,650,764	1.0
71,120		ARRIS Group, Inc.	1,213,307	0.2
5,540		Aspen Technology, Inc.	191,407	0.0
90,200	@	Audience, Inc.	1,013,848	0.2
42,800	@	Aviat Networks, Inc.	110,424	0.0
37,200	@	Avid Technology, Inc.	223,200	0.0
89,600		Benchmark Electronics, Inc.	2,050,944	0.3
20,100		Brooks Automation, Inc.	187,131	0.0
7,100	@	CalAmp Corp.	125,173	0.0
119,216		CoreLogic, Inc.	3,224,793	0.5
55,800		CSG Systems International	1,397,790	0.2
157,131		Dice Holdings, Inc.	1,337,185	0.2
82,800	@	Digital River, Inc.	1,479,636	0.2
62,730	@	Entegris, Inc.	636,710	0.1
6,900		EVERTEC, Inc.	153,249	0.0
81,000	@	Extreme Networks, Inc.	422,820	0.1
16,300		Factset Research Systems, Inc.	1,778,330	0.3
8,810		FEI Co.	773,518	0.1
7,100		FireEye, Inc.	294,863	0.1
55,700	@	First Solar, Inc.	2,239,697	0.3
58,500		Formfactor, Inc.	401,310	0.1
96,920	L	Freescale Semiconductor Holdings Ltd.	1,613,718	0.2
20,400	@	Global Cash Access, Inc.	159,324	0.0
28,000		Hackett Group, Inc./The	199,640	0.0
215,200		Harmonic, Inc.	1,654,888	0.3
30,570	@	Hittite Microwave Corp.	1,997,750	0.3
63,912	@	Imperva, Inc.	2,685,582	0.4
41,900		Insight Enterprises, Inc.	792,748	0.1
44,500	@	Integrated Silicon Solution, Inc.	484,605	0.1
36,150	@	Lattice Semiconductor Corp.	161,229	0.0
7,400		Littelfuse, Inc.	578,828	0.1
5,300	@	M/A-COM Technology Solutions Holdings, Inc.	90,206	0.0
5,300		Manhattan Associates, Inc.	505,885	0.1
55,677		Micros Systems, Inc.	2,780,509	0.4
102,265		Monotype Imaging Holdings, Inc.	2,930,915	0.4
14,400		Nanometrics, Inc.	232,128	0.0
14,011		NetSuite, Inc.	1,512,347	0.2
33,200	@	Newport Corp.	518,916	0.1
6,400		Oplink Communications, Inc.	120,448	0.0
16,800		PC-Tel, Inc.	148,680	0.0
93,000		Pegasystems, Inc.	3,702,330	0.6
32,500	@	Pericom Semiconductor Corp.	253,500	0.0
83,380	@	Photronics, Inc.	652,865	0.1
8,800		Plantronics, Inc.	405,240	0.1

ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Information Technology: (continued)
16,400		Progress Software Corp.	$424,432	0.1
26,360		PTC, Inc.	749,415	0.1
186,923		Rovi Corp.	3,583,314	0.5
219,000	@	Sanmina Corp.	3,830,310	0.6
37,380		SciQuest, Inc.	839,555	0.1
160,700	@	Silicon Graphics International Corp.	2,611,375	0.4
89,200	@	Silicon Image, Inc.	476,328	0.1
58,200		Skyworks Solutions, Inc.	1,445,688	0.2
27,650	@	SolarWinds, Inc.	969,409	0.2
35,940		Solera Holdings, Inc.	1,900,148	0.3
147,700		Spansion, Inc.	1,490,293	0.2
23,229	@	Splunk, Inc.	1,394,669	0.2
254,600		SunEdison, Inc.	2,029,162	0.3
65,570	@	support.com, Inc.	357,357	0.1
30,300		SYNNEX Corp.	1,861,935	0.3
148,600		Take-Two Interactive Software, Inc.	2,698,576	0.4
186,400	@	TeleCommunication Systems, Inc.	458,544	0.1
40,966	@	TeleNav, Inc.	239,241	0.0
10,500		TeleTech Holdings, Inc.	263,445	0.0
213,400		Tellabs, Inc.	484,418	0.1
12,900		TIBCO Software, Inc.	330,111	0.1
43,959	@	Tremor Video, Inc.	405,742	0.1
19,592	@	Trulia, Inc.	921,412	0.1
18,900		TTM Technologies, Inc.	184,275	0.0
162,100	@	Ultra Clean Holdings	1,120,111	0.2
142,420	@	Unisys Corp.	3,587,560	0.5
311,853		United Online, Inc.	2,488,587	0.4
20,768		VeriFone Holdings, Inc.	474,757	0.1
19,000	@	Violin Memory, Inc.	139,650	0.0
94,789	@	WebMD Health Corp.	2,710,965	0.4
3,124	@	Xoom Corp.	99,374	0.0
36,509	L	Zillow, Inc.	3,080,264	0.5
			96,066,917	14.5

		Materials: 6.6%
23,900		A Schulman, Inc.	704,094	0.1
37,030		Airgas, Inc.	3,927,031	0.6
100,310		Aptargroup, Inc.	6,031,640	0.9
37,900		Axiall Corp.	1,432,241	0.2
18,800		Boise Cascade Co.	506,660	0.1
14,300		Boise, Inc.	180,180	0.0
54,800	@	Coeur d’Alene Mines Corp.	660,340	0.1
30,525		Compass Minerals International, Inc.	2,328,142	0.4
137,735		Crown Holdings, Inc.	5,823,436	0.9
2,700		FutureFuel Corp.	48,492	0.0
142,300		Graphic Packaging Holding Co.	1,218,088	0.2
16,100		HB Fuller Co.	727,559	0.1
52,300		Headwaters, Inc.	470,177	0.1
3,400		Innospec, Inc.	158,644	0.0
22,900		Koppers Holdings, Inc.	976,685	0.1
26,800		Minerals Technologies, Inc.	1,323,116	0.2
41,600	@	Omnova Solutions, Inc.	355,680	0.1
33,000		Resolute Forest Products	436,260	0.1
21,000		Rock-Tenn Co.	2,126,670	0.3
8,797		Scotts Miracle-Gro Co.	484,099	0.1
190,885		Silgan Holdings, Inc.	8,971,595	1.4
15,500	@	SunCoke Energy, Inc.	263,500	0.0
134,090	@,L	Taminco Corp.	2,722,027	0.4
44,950		Worthington Industries	1,547,629	0.2
			43,423,985	6.6

		Telecommunication Services: 0.6%
15,000		Atlantic Tele-Network, Inc.	781,950	0.1
221,700		Inteliquent, Inc.	2,141,622	0.3
58,300	@	Premier Global Services, Inc.	580,668	0.1
3,100	@	RingCentral, Inc.	55,862	0.0
16,900	@	Straight Path Communications, Inc.	88,894	0.0
12,800		USA Mobility, Inc.	181,248	0.1
47,196	@	Vonage Holdings Corp.	148,195	0.0
			3,978,439	0.6

		Utilities: 2.7%
1,378		AGL Resources, Inc.	63,429	0.0
3,200		Artesian Resources Corp.	71,200	0.0
3,300		Chesapeake Utilities Corp.	173,217	0.0
20,100	@	Consolidated Water Co., Ltd.	300,897	0.1
33,800		El Paso Electric Co.	1,128,920	0.2
11,900		Empire District Electric Co.	257,754	0.0
19,600		Idacorp, Inc.	948,640	0.1
11,400		Laclede Group, Inc.	513,000	0.1
6,800		MGE Energy, Inc.	370,940	0.1
16,550		New Jersey Resources Corp.	729,028	0.1
10,816		Northwest Natural Gas Co.	454,056	0.1
105,715		NorthWestern Corp.	4,748,718	0.7
15,100		Pattern Energy Group, Inc.	353,340	0.1
208,967		Portland General Electric Co.	5,899,138	0.9
9,400		Southwest Gas Corp.	470,000	0.1
18,700		UNS Energy Corp.	871,794	0.1
6,700		Westar Energy, Inc.	205,355	0.0
6,000		WGL Holdings, Inc.	256,260	0.0
			17,815,686	2.7

		Total Common Stock (Cost $487,118,128)	646,753,836	97.8

ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets

U.S. TREASURY OBLIGATIONS: 0.1%
	U.S. Treasury Notes: 0.1%
735,000	0.250%, due 11/30/13	$735,259	$0.1

	Total U.S. Treasury Obligations (Cost $735,097)	735,259	0.1

	Total Long-Term Investments (Cost $487,853,225)	647,489,095	97.9

SHORT-TERM INVESTMENTS: 4.2%
	Securities Lending Collateralcc(1): 1.8%
2,841,138	Citigroup, Inc., Repurchase Agreement dated 09/30/13, 0.07%, due 10/01/13 (Repurchase Amount $2,841,143, collateralized by various U.S. Government Agency Obligations, 0.000%–4.875%, Market Value plus accrued interest $2,897,970, due 07/28/14–07/18/33)	2,841,138	0.5
2,841,138	Merrill Lynch & Co., Inc., Repurchase Agreement dated 09/30/13, 0.08%, due 10/01/13 (Repurchase Amount $2,841,144, collateralized by various U.S. Government Agency Obligations, 1.359%–7.000%, Market Value plus accrued interest $2,897,961, due 02/01/16–05/01/46)	2,841,138	0.4
2,841,138	Mizuho Securities USA Inc., Repurchase Agreement dated 09/30/13, 0.13%, due 10/01/13 (Repurchase Amount $2,841,148, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%–9.500%, Market Value plus accrued interest $2,897,961, due 01/02/14–09/01/45)	2,841,138	0.4
2,841,138	Morgan Stanley, Repurchase Agreement dated 09/30/13, 0.06%, due 10/01/13 (Repurchase Amount $2,841,143, collateralized by various U.S. Government Agency Obligations, 0.000%–8.500%, Market Value plus accrued interest $2,897,962, due 11/20/13–11/01/47)	2,841,138	0.4
598,106	UBS Warburg LLC, Repurchase Agreement dated 09/30/13, 0.04%, due 10/01/13 (Repurchase Amount $598,107, collateralized by various U.S. Government Securities, 0.000%–11.250%, Market Value plus accrued interest $610,069, due 10/15/13–02/15/43)	598,106	0.1
		11,962,658	1.8

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.4%
15,715,245	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.020%†† (Cost $15,715,245)	15,715,245	2.4

	Total Short-Term Investments (Cost $27,677,903)	27,677,903	4.2

	Total Investments in Securities (Cost $515,531,128)	$675,166,998	102.1
	Liabilities in Excess of Other Assets	(13,684,151)	(2.1)
	Net Assets	$661,482,847	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

††	Rate shown is the 7-day yield as of September 30, 2013.

@	Non-income producing security

cc	Securities purchased with cash collateral for securities loaned.

L	Loaned security, a portion or all of the security is on loan at September 30, 2013.

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Cost for federal income tax purposes is $518,733,388.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$171,019,723
Gross Unrealized Depreciation	(14,586,113)
Net Unrealized Appreciation	$156,433,610

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2013
Asset Table
Investments, at fair value
Common Stock*	$646,753,836	$—	$—	$646,753,836
Short-Term Investments	15,715,245	11,962,658	—	27,677,903
U.S. Treasury Obligations	—	735,259	—	735,259
Total Investments, at fair value	$662,469,081	$12,697,917	$—	$675,166,998
Other Financial Instruments+
Futures	65,902	—	—	65,902
Total Assets	$662,534,983	$12,697,917	$—	$675,232,900

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

ING JPMorgan Small Cap Core Equity Portfolio Open Futures Contracts on September 30, 2013:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Russell 2000® Mini Index	39	12/20/13	$4,178,460	$65,902
			$4,178,460	$65,902

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2013 was as follows:

Derivatives not accounted for as hedging instruments
Asset Derivatives	Instrument Type	Fair Value
Equity contracts	Futures contracts	$65,902
Total Asset Derivatives		$65,902

ING LARGE CAP GROWTH PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited)

Shares		Value	Percentage of Net Assets

COMMON STOCK: 99.0%
	Consumer Discretionary: 21.0%
1,817,539	Best Buy Co., Inc.	$68,157,712	1.3
804,732	Brinker International, Inc.	32,615,788	0.6
1,149,700	CBS Corp. — Class B	63,417,452	1.2
2,776,843	Comcast Corp. — Class A	125,374,461	2.5
1,357,924	Delphi Automotive PLC	79,329,920	1.6
843,529	Discovery Communications, Inc. — Class A	71,210,718	1.4
1,469,174	Gap, Inc.	59,178,329	1.2
1,676,056	Home Depot, Inc.	127,128,848	2.5
348,530	Liberty Media Corp.	51,286,190	1.0
1,286,716	Macy’s, Inc.	55,676,201	1.1
804,988	Michael Kors Holdings Ltd.	59,987,706	1.2
1,554,466	Starbucks Corp.	119,647,248	2.3
584,979	Ulta Salon Cosmetics & Fragrance, Inc.	69,881,591	1.4
1,349,806	Walt Disney Co.	87,048,989	1.7
		1,069,941,153	21.0

	Consumer Staples: 12.8%
1,731,574	Coca-Cola Enterprises, Inc.	69,626,591	1.4
639,237	Costco Wholesale Corp.	73,588,963	1.4
1,008,917	CVS Caremark Corp.	57,256,040	1.1
623,100	Estee Lauder Cos., Inc.	43,554,690	0.9
685,380	Hershey Co.	63,397,650	1.2
1,280,892	Kraft Foods Group, Inc.	67,169,976	1.3
1,201,300	Mondelez International, Inc.	37,744,846	0.7
884,936	PepsiCo, Inc.	70,352,412	1.4
1,158,619	Philip Morris International, Inc.	100,324,819	2.0
1,172,219	Whole Foods Market, Inc.	68,574,812	1.4
		651,590,799	12.8

	Energy: 4.6%
525,104	Anadarko Petroleum Corp.	48,829,421	1.0
559,017	EOG Resources, Inc.	94,630,398	1.9
1,820,062	Halliburton Co.	87,635,985	1.7
		231,095,804	4.6

	Financials: 5.9%
665,452	Ameriprise Financial, Inc.	60,609,368	1.2
293,464	Blackrock, Inc.	79,417,228	1.6
670,688	Equifax, Inc.	40,140,677	0.8
751,984	Prudential Financial, Inc.	58,639,712	1.1
742,039	Travelers Cos., Inc.	62,902,646	1.2
		301,709,631	5.9

	Health Care: 12.0%
309,657	Actavis, Inc.	44,590,608	0.9
666,314	Allergan, Inc.	60,268,101	1.2
794,600	Amgen, Inc.	88,947,524	1.7
654,183	Celgene Corp.	100,698,389	2.0
1,076,892	Express Scripts Holding Co.	66,530,388	1.3
2,171,133	Gilead Sciences, Inc.	136,433,998	2.7
612,970	HCA Holdings, Inc.	26,204,468	0.5
674,240	McKesson Corp.	86,504,992	1.7
		610,178,468	12.0

	Industrials: 12.0%
1,002,987	Ametek, Inc.	46,157,462	0.9
769,381	BE Aerospace, Inc.	56,795,705	1.1
1,256,126	Danaher Corp.	87,074,654	1.7
1,137,872	Flowserve Corp.	70,991,834	1.4
979,270	Ingersoll-Rand PLC — Class A	63,593,794	1.2
978,713	Pall Corp.	75,400,049	1.5
573,388	Roper Industries, Inc.	76,186,064	1.5
583,486	Union Pacific Corp.	90,638,715	1.8
1,013,219	Waste Connections, Inc.	46,010,275	0.9
		612,848,552	12.0

	Information Technology: 27.2%
398,836	Apple, Inc.	190,145,063	3.7
730,615	Citrix Systems, Inc.	51,588,725	1.0
862,395	Cognizant Technology Solutions Corp.	70,819,877	1.4
4,770,736	EMC Corp.	121,940,012	2.4
507,844	F5 Networks, Inc.	43,552,701	0.9
1,648,756	Facebook, Inc.	82,833,502	1.6
221,315	Google, Inc. — Class A	193,852,022	3.8
855,085	International Business Machines Corp.	158,344,640	3.1
1,461,837	Intuit, Inc.	96,934,412	1.9
1,197,947	NetApp, Inc.	51,056,501	1.0
4,398,323	Oracle Corp.	145,892,374	2.9
1,179,608	TIBCO Software, Inc.	30,186,169	0.6
786,441	Visa, Inc.	150,288,875	2.9
		1,387,434,873	27.2

	Materials: 3.5%
1,268,581	International Paper Co.	56,832,429	1.1
1,132,920	Monsanto Co.	118,242,860	2.4
		175,075,289	3.5

	Total Common Stock (Cost $4,315,423,003)	5,039,874,569	99.0

SHORT-TERM INVESTMENTS: 1.0%
	Mutual Funds: 1.0%
53,310,600	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.020%†† (Cost $53,310,600)	53,310,600	1.0

	Total Short-Term Investments (Cost $53,310,600)	53,310,600	1.0

ING LARGE CAP GROWTH PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets

	Total Investments in Securities (Cost $4,368,733,603)	$5,093,185,169	100.0
	Assets in Excess of Other Liabilities	1,039,052	—
	Net Assets	$5,094,224,221	100.0

††	Rate shown is the 7-day yield as of September 30, 2013.

Cost for federal income tax purposes is $4,386,409,167.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$799,576,486
Gross Unrealized Depreciation	(92,800,484)
Net Unrealized Appreciation	$706,776,002

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2013
Asset Table
Investments, at fair value
Common Stock*	$5,039,874,569	$—	$—	$5,039,874,569
Short-Term Investments	53,310,600	—	—	53,310,600
Total Investments, at fair value	$5,093,185,169	$—	$—	$5,093,185,169

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

ING LARGE CAP VALUE PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 96.1%
		Consumer Discretionary: 5.9%
448,857		Best Buy Co., Inc.	$16,832,137	1.5
263,245		Brinker International, Inc.	10,669,320	0.9
146,473		Delphi Automotive PLC	8,556,953	0.8
231,212		Macy’s, Inc.	10,004,543	0.9
305,775		Walt Disney Co.	19,719,430	1.8
			65,782,383	5.9
		Consumer Staples: 5.8%
239,122		Hillshire Brands Co.	7,350,610	0.7
242,611		Kraft Foods Group, Inc.	12,722,521	1.2
93,733		Philip Morris International, Inc.	8,116,341	0.7
471,676		Procter & Gamble Co.	35,653,989	3.2
			63,843,461	5.8

		Energy: 14.9%
158,509		Anadarko Petroleum Corp.	14,739,752	1.3
371,543		Canadian Natural Resources Ltd.	11,681,312	1.1
332,277		ConocoPhillips	23,096,574	2.1
248,327		ExxonMobil Corp.	21,366,055	1.9
240,681		Halliburton Co.	11,588,790	1.0
296,798		Noble Corp.	11,210,061	1.0
252,038		Occidental Petroleum Corp.	23,575,635	2.1
262,753		Rowan Companies PLC	9,648,290	0.9
405,591		Royal Dutch Shell PLC—Class A ADR	26,639,217	2.4
519,962		Statoil ASA ADR	11,792,738	1.1
			165,338,424	14.9

		Financials: 28.3%
411,191	L	AllianceBernstein Holding LP	8,166,253	0.7
182,475		Ameriprise Financial, Inc.	16,619,823	1.5
299,903		Arthur J. Gallagher & Co.	13,090,766	1.2
2,150,879		Bank of America Corp.	29,682,130	2.7
604,573		Blackstone Group LP	15,047,822	1.3
666,866		Citigroup, Inc.	32,349,670	2.9
260,292		Extra Space Storage, Inc.	11,908,359	1.1
810,298		Fifth Third Bancorp.	14,617,776	1.3
732,001		Host Hotels & Resorts, Inc.	12,934,458	1.2
441,167		Invesco Ltd.	14,073,227	1.3
738,895		JPMorgan Chase & Co.	38,193,483	3.4
438,211		Lincoln National Corp.	18,400,480	1.7
184,898		Prudential Financial, Inc.	14,418,346	1.3
1,384,716		Regions Financial Corp.	12,822,470	1.1
184,607		Travelers Cos., Inc.	15,649,135	1.4
533,444		US Bancorp.	19,513,382	1.8
375,647		Weingarten Realty Investors	11,017,726	1.0
507,145		XL Group PLC	15,630,209	1.4
			314,135,515	28.3

		Health Care: 11.8%
443,034		Abbott Laboratories	14,704,298	1.3
507,818		Johnson & Johnson	44,022,742	4.0
331,963		Medtronic, Inc.	17,677,030	1.6
658,341		Merck & Co., Inc.	31,343,615	2.8
329,424		UnitedHealth Group, Inc.	23,590,053	2.1
			131,337,738	11.8
		Industrials: 9.6%
179,121		Boeing Co.	21,046,718	1.9
592,988		CSX Corp.	15,263,511	1.4
170,277		Fluor Corp.	12,082,856	1.1
252,164		General Dynamics Corp.	22,069,393	2.0
462,473		General Electric Co.	11,048,480	1.0
102,283		Hubbell, Inc.	10,713,121	1.0
88,071		Union Pacific Corp.	13,680,949	1.2
			105,905,028	9.6

		Information Technology: 10.5%
63,511		Apple, Inc.	30,278,869	2.7
1,124,344		Cisco Systems, Inc.	26,332,136	2.4
555,680		EMC Corp.	14,203,181	1.3
964,640		Intel Corp.	22,109,549	2.0
571,491		Jabil Circuit, Inc.	12,389,925	1.1
273,617		Microchip Technology, Inc.	11,024,029	1.0
			116,337,689	10.5

		Materials: 3.1%
199,756		EI Du Pont de Nemours & Co.	11,697,711	1.1
234,097		International Paper Co.	10,487,546	0.9
239,301		Nucor Corp.	11,730,535	1.1
			33,915,792	3.1
		Utilities: 6.2%
647,194		CenterPoint Energy, Inc.	15,513,240	1.4
211,313		DTE Energy Co.	13,942,432	1.3
254,247		Entergy Corp.	16,065,868	1.4
548,449		Great Plains Energy, Inc.	12,175,568	1.1
133,424		Sempra Energy	11,421,094	1.0
			69,118,202	6.2

		Total Common Stock
		(Cost $1,005,183,631)	1,065,714,232	96.1

ING LARGE CAP VALUE PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 1.1%
146,777	iShares Russell 1000 Value Index Fund	$12,652,177	$1.1

	Total Exchange-Traded Funds
	(Cost $12,823,226)	12,652,177	1.1

	Total Long-Term Investments
	(Cost $1,018,006,857)	1,078,366,409	97.2

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 2.4%
	Securities Lending Collateralcc(1): 0.7%
1,910,859	BNP Paribas Bank, Repurchase Agreement dated 09/30/13, 0.07%, due 10/01/13 (Repurchase Amount $1,910,863, collateralized by various U.S. Government Agency Obligations, 2.343%-5.838%, Market Value plus accrued interest $1,949,076, due 07/01/16-11/01/40)	1,910,859	0.2
1,910,859	Cantor Fitzgerald, Repurchase Agreement dated 09/30/13, 0.11%, due 10/01/13 (Repurchase Amount $1,910,865, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-12.500%, Market Value plus accrued interest $1,949,076, due 11/15/13-05/01/51)	1,910,859	0.2
1,910,859	Citigroup, Inc., Repurchase Agreement dated 09/30/13, 0.07%, due 10/01/13 (Repurchase Amount $1,910,863, collateralized by various U.S. Government Agency Obligations, 0.000%-4.875%, Market Value plus accrued interest $1,949,082, due 07/28/14-07/18/33)	1,910,859	0.1
1,910,859	Daiwa Capital Markets, Repurchase Agreement dated 09/30/13, 0.12%, due 10/01/13 (Repurchase Amount $1,910,865, collateralized by various U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,949,077, due 01/22/14-03/01/48)	1,910,859	0.2
402,272	UBS Warburg LLC, Repurchase Agreement dated 09/30/13, 0.04%, due 10/01/13 (Repurchase Amount $402,272, collateralized by various U.S. Government Securities, 0.000%-11.250%, Market Value plus accrued interest $410,318, due 10/15/13-02/15/43)	402,272	0.0
		8,045,708	0.7

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.7%
18,467,088	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.020%††
	(Cost $18,467,088)	18,467,088	1.7

	Total Short-Term Investments
	(Cost $26,512,796)	26,512,796	2.4

	Total Investments in Securities (Cost $1,044,519,653)	$1,104,879,205	99.6
	Assets in Excess of Other Liabilities	4,504,279	0.4
	Net Assets	$1,109,383,484	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

††	Rate shown is the 7-day yield as of September 30, 2013.

ADR	American Depositary Receipt

cc	Securities purchased with cash collateral for securities loaned.

L	Loaned security, a portion or all of the security is on loan at September 30, 2013.

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

ING LARGE CAP VALUE PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Cost for federal income tax purposes is $1,045,532,421.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$65,399,587
Gross Unrealized Depreciation	(6,052,803)
Net Unrealized Appreciation	$59,346,784

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2013
Asset Table
Investments, at fair value
Common Stock*	$1,065,714,232	$—	$—	$1,065,714,232
Exchange-Traded Funds	12,652,177	—	—	12,652,177
Short-Term Investments	18,467,088	8,045,708	—	26,512,796
Total Investments, at fair value	$1,096,833,497	$8,045,708	$—	$1,104,879,205

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

ING LIMITED MATURITY BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: 37.7%
		Consumer Discretionary: 1.2%
171,000		Cox Communications, Inc., 5.450%, 12/15/14	$180,697	0.1
150,000		COX Communications, Inc., 5.500%, 10/01/15	161,728	0.0
249,000		DirecTV Holdings, LLC / DirectTV Financing Co., Inc., 3.500%, 03/01/16	259,777	0.1
584,000		McDonald’s Corp., 0.750%, 05/29/15	586,445	0.2
700,000		NBCUniversal Media, LLC, 3.650%, 04/30/15	733,917	0.3
320,000		Wal-Mart Stores, Inc., 0.600%, 04/11/16	318,955	0.1
1,107,000		Walt Disney Co., 1.100%, 12/01/17	1,088,327	0.4
			3,329,846	1.2

		Consumer Staples: 3.1%
525,000		Altria Group, Inc., 4.125%, 09/11/15	557,199	0.2
336,000		Anheuser-Busch InBev Worldwide, Inc., 0.800%, 07/15/15	337,693	0.1
195,000		Anheuser-Busch InBev Worldwide, Inc., 5.375%, 11/15/14	205,604	0.1
889,000		Coca-Cola Co., 0.750%, 03/13/15	892,890	0.3
525,000		Coca-Cola Co., 1.800%, 09/01/16	540,216	0.2
738,000		ConAgra Foods, Inc., 1.300%, 01/25/16	739,323	0.3
645,000		Diageo Capital PLC, 0.625%, 04/29/16	640,811	0.2
525,000		Kellogg Co., 1.125%, 05/15/15	529,464	0.2
583,000		Kraft Foods Group, Inc., 1.625%, 06/04/15	592,366	0.2
241,000		Lorillard Tobacco Co., 3.500%, 08/04/16	252,678	0.1
305,000		PepsiCo, Inc., 0.700%, 02/26/16	304,343	0.1
925,000		PepsiCo, Inc., 0.700%, 08/13/15	926,783	0.3
245,000		PepsiCo, Inc., 1.250%, 08/13/17	241,712	0.1
749,000		Philip Morris International, Inc., 2.500%, 05/16/16	778,350	0.3
203,000		Procter & Gamble Co., 1.450%, 08/15/16	206,495	0.1
525,000		Reynolds American, Inc., 1.050%, 10/30/15	525,583	0.2
355,000	#	SABMiller Holdings, Inc., 1.850%, 01/15/15	359,539	0.1
			8,631,049	3.1

		Energy: 2.5%
420,000		BP Capital Markets PLC, 0.700%, 11/06/15	419,341	0.1
400,000		BP Capital Markets PLC, 2.248%, 11/01/16	412,126	0.1
700,000		Cameron International Corp., 1.600%, 04/30/15	705,496	0.3
279,000		Chevron Corp., 0.889%, 06/24/16	280,338	0.1
549,000		ConocoPhillips, 4.600%, 01/15/15	577,059	0.2
367,000		Enterprise Products Operating, LLC, 1.250%, 08/13/15	369,122	0.1
700,000		Marathon Oil Corp., 0.900%, 11/01/15	700,349	0.3
462,000		Petrobras Global Finance BV, 2.000%, 05/20/16	460,264	0.2
833,000		Phillips 66, 1.950%, 03/05/15	845,975	0.3
969,000		Shell International Finance BV, 3.100%, 06/28/15	1,012,738	0.4
515,000		Total Capital International SA, 0.750%, 01/25/16	513,791	0.2
626,000		TransCanada PipeLines Ltd., 0.750%, 01/15/16	622,884	0.2
			6,919,483	2.5

		Financials: 17.8%
298,000	#	ABN AMRO Bank NV, 1.375%, 01/22/16	298,641	0.1
612,000		Aegon NV, 2.922%, 07/29/49	481,108	0.2
469,000		American Express Credit Corp., 1.750%, 06/12/15	477,778	0.2
870,000		American International Group, Inc., 5.600%, 10/18/16	973,065	0.3
550,000		Australia & New Zealand Banking Group Ltd., 0.900%, 02/12/16	549,988	0.2
1,250,000		Bank of America Corp., 1.250%, 01/11/16	1,249,691	0.4
977,000		Bank of America Corp., 1.500%, 10/09/15	982,906	0.4
840,000		Bank of America Corp., 3.750%, 07/12/16	890,912	0.3
875,000		Bank of Montreal, 0.800%, 11/06/15	876,891	0.3
1,060,000		Bank of New York Mellon Corp., 1.200%, 02/20/15	1,069,917	0.4
875,000		Bank of Nova Scotia, 0.750%, 10/09/15	875,425	0.3
704,000	#	Bank of Tokyo-Mitsubishi UFJ Ltd/The, 1.550%, 09/09/16	708,956	0.3
900,000		Barclays Bank PLC, 5.000%, 09/22/16	994,165	0.4
830,000		BB&T Corp., 1.600%, 08/15/17	825,059	0.3
490,000		BB&T Corp., 5.200%, 12/23/15	531,764	0.2

ING LIMITED MATURITY BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Financials: (continued)
525,000		BBVA, 4.664%, 10/09/15	$546,935	0.2
966,000		Berkshire Hathaway Finance Corp., 2.450%, 12/15/15	1,002,069	0.4
525,000		BlackRock, Inc., 1.375%, 06/01/15	532,801	0.2
467,000	#	BNP Paribas Home Loan Covered Bonds SA, 2.200%, 11/02/15	479,425	0.2
311,000		Canadian Imperial Bank of Commerce/Canada, 0.900%, 10/01/15	312,071	0.1
437,000		Caterpillar Financial Services Corp., 0.700%, 11/06/15	437,038	0.2
500,000		Caterpillar Financial Services Corp., 0.700%, 02/26/16	498,095	0.2
525,000		Caterpillar Financial Services Corp., 1.100%, 05/29/15	529,528	0.2
630,000		Charles Schwab Corp., 0.850%, 12/04/15	630,192	0.2
489,000		Citigroup, Inc., 1.700%, 07/25/16	491,667	0.2
500,000		Citigroup, Inc., 1.250%, 01/15/16	499,988	0.2
855,000		Citigroup, Inc., 1.300%, 04/01/16	853,936	0.3
695,000		Citigroup, Inc., 2.650%, 03/02/15	710,902	0.3
500,000		Citigroup, Inc., 5.500%, 02/15/17	547,963	0.2
253,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 2.125%, 10/13/15	259,339	0.1
1,151,000		Credit Suisse/New York NY, 3.500%, 03/23/15	1,199,405	0.4
800,000	#	Daimler Finance North America LLC, 1.250%, 01/11/16	800,517	0.3
980,000		Fifth Third Bancorp., 3.625%, 01/25/16	1,034,668	0.4
200,000		Ford Motor Credit Co. LLC, 1.700%, 05/09/16	200,147	0.1
305,000		Ford Motor Credit Co., LLC, 2.750%, 05/15/15	312,121	0.1
945,000		General Electric Capital Corp., 1.000%, 12/11/15	946,720	0.3
700,000		General Electric Capital Corp., 3.750%, 11/14/14	726,272	0.3
980,000		General Electric Capital Corp., 4.875%, 03/04/15	1,037,457	0.4
820,000		Goldman Sachs Group, Inc./The, 1.600%, 11/23/15	826,456	0.3
1,168,000		Goldman Sachs Group, Inc., 0.769%, 01/12/15	1,166,955	0.4
350,000		HCP, Inc., 3.750%, 02/01/16	368,761	0.1
260,000		Health Care REIT, Inc., 3.625%, 03/15/16	272,914	0.1
770,000		HSBC USA, Inc., 2.375%, 02/13/15	787,589	0.3
425,000		Huntington National Bank/The, 1.350%, 08/02/16	425,105	0.1
420,000	#	Hyundai Capital America, 1.625%, 10/02/15	420,911	0.1
1,075,000	#	Hyundai Capital America, 1.875%, 08/09/16	1,080,476	0.4
385,000	#	International Lease Finance Corp., 6.500%, 09/01/14	401,362	0.1
361,000		Intesa Sanpaolo SpA, 3.125%, 01/15/16	360,737	0.1
300,000		John Deere Capital Corp., 0.750%, 01/22/16	299,994	0.1
1,225,000		JPMorgan Chase & Co., 3.150%, 07/05/16	1,286,444	0.5
1,260,000		JPMorgan Chase & Co., 3.700%, 01/20/15	1,305,457	0.5
630,000	#	MetLife Institutional Funding II, 1.625%, 04/02/15	638,516	0.2
375,000	#	Metropolitan Life Global Funding I, 1.700%, 06/29/15	380,256	0.1
215,000		Morgan Stanley, 1.750%, 02/25/16	216,204	0.1
550,000		Morgan Stanley, 2.125%, 04/25/18	536,747	0.2
180,000		Morgan Stanley, 6.000%, 04/28/15	193,199	0.1
665,000		National Australia Bank Ltd./New York, 1.600%, 08/07/15	676,000	0.2
220,000	#	New York Life Global Funding, 1.300%, 01/12/15	222,077	0.1
500,000	#	Nordea Bank AB, 0.875%, 05/13/16	496,566	0.2
165,000	#	Nordea Bank AB, 3.700%, 11/13/14	170,586	0.1
287,000		Petrobras International Finance Co., 2.875%, 02/06/15	291,897	0.1
600,000		PNC Funding Corp., 5.625%, 02/01/17	669,468	0.2
1,050,000		Prudential Financial, Inc., 3.875%, 01/14/15	1,091,789	0.4
218,000		Regions Financial Corp., 5.750%, 06/15/15	233,685	0.1
158,000		Regions Financial Corp., 7.750%, 11/10/14	169,730	0.1
980,000		Royal Bank of Canada, 0.850%, 03/08/16	977,865	0.3
735,000		Royal Bank of Canada, 1.500%, 01/16/18	724,448	0.3

ING LIMITED MATURITY BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Financials: (continued)
525,000		Royal Bank of Scotland Group PLC, 2.550%, 09/18/15	$536,563	0.2
848,000		Santander Holdings USA, Inc./PA, 3.000%, 09/24/15	873,068	0.3
280,000		SLM Corp., 3.875%, 09/10/15	287,000	0.1
805,000		State Street Corp., 2.875%, 03/07/16	843,075	0.3
770,000		SunTrust Bank/Atlanta GA, 0.548%, 04/01/15	765,151	0.3
490,000		UBS AG, 5.875%, 07/15/16	542,673	0.2
261,000		US Bancorp, 2.200%, 11/15/16	269,132	0.1
507,000		Wachovia Bank NA, 4.800%, 11/01/14	530,089	0.2
686,000		Wells Fargo & Co., 2.100%, 05/08/17	701,091	0.2
629,000		Westpac Banking Corp., 1.125%, 09/25/15	633,923	0.2
			49,049,481	17.8

		Health Care: 4.5%
700,000		AbbVie, Inc., 1.200%, 11/06/15	702,952	0.3
353,000		Amgen, Inc., 1.875%, 11/15/14	358,018	0.1
457,000		Baxter International, Inc., 0.950%, 06/01/16	458,309	0.2
875,000		Covidien International Finance SA, 1.350%, 05/29/15	883,971	0.3
875,000		Genentech, Inc., 4.750%, 07/15/15	937,918	0.3
782,000		GlaxoSmithKline Capital PLC, 0.750%, 05/08/15	785,409	0.3
965,000		McKesson Corp., 0.950%, 12/04/15	966,535	0.3
700,000		Medtronic, Inc., 3.000%, 03/15/15	725,295	0.3
680,000		Merck & Co., Inc., 0.700%, 05/18/16	679,807	0.2
584,000	#	Mylan, Inc., 6.000%, 11/15/18	629,665	0.2
808,000		Novartis Capital Corp., 2.900%, 04/24/15	839,789	0.3
915,000		Pfizer, Inc., 5.350%, 03/15/15	977,848	0.4
635,000		Sanofi, 1.250%, 04/10/18	620,725	0.2
875,000		St. Jude Medical, Inc., 2.500%, 01/15/16	899,720	0.3
700,000		UnitedHealth Group, Inc., 0.850%, 10/15/15	702,177	0.3
506,000		Ventas Realty L.P., 1.550%, 09/26/16	507,163	0.2
443,000		WellPoint, Inc., 5.250%, 01/15/16	484,010	0.2
314,000	#	Zoetis, Inc., 1.150%, 02/01/16	315,473	0.1
			12,474,784	4.5

		Industrials: 0.5%
542,000		CSX Corp., 6.250%, 04/01/15	585,830	0.2
560,000		General Electric Co., 0.850%, 10/09/15	561,615	0.2
184,000		United Parcel Service, Inc., 1.125%, 10/01/17	181,548	0.1
			1,328,993	0.5

		Information Technology: 2.8%
386,000		Amazon.com, Inc., 0.650%, 11/27/15	385,624	0.1
875,000		Apple, Inc., 0.450%, 05/03/16	869,613	0.3
295,000		Computer Sciences Corp., 2.500%, 09/15/15	302,106	0.1
700,000		Dell, Inc., 2.100%, 04/01/14	701,903	0.3
1,547,000		International Business Machines Corp., 0.550%, 02/06/15	1,549,570	0.6
130,000		International Business Machines Corp., 1.950%, 07/22/16	133,985	0.0
700,000		Intel Corp., 1.350%, 12/15/17	691,796	0.3
525,000		NetApp Inc., 2.000%, 12/15/17	517,483	0.2
700,000		Oracle Corp., 1.200%, 10/15/17	688,302	0.2
525,000		Symantec Corp., 2.750%, 09/15/15	541,709	0.2
556,000		Texas Instruments, Inc., 0.450%, 08/03/15	555,030	0.2
700,000		Xerox Corp., 4.250%, 02/15/15	730,155	0.3
			7,667,276	2.8

		Materials: 1.2%
637,000		Barrick Gold Corp., 1.750%, 05/30/14	639,417	0.2
289,000		Ecolab, Inc., 1.000%, 08/09/15	289,286	0.1
469,000		Freeport-McMoRan Copper & Gold, Inc., 1.400%, 02/13/15	470,414	0.2
425,000	#	Glencore Funding LLC, 1.700%, 05/27/16	419,114	0.1
456,000		Rio Tinto Finance USA PLC, 1.375%, 06/17/16	456,531	0.2
225,000	#	Xstrata Canada Financial Corp., 2.850%, 11/10/14	228,443	0.1
770,000	#	Xstrata Finance Canada Ltd., 2.050%, 10/23/15	772,544	0.3
			3,275,749	1.2

ING LIMITED MATURITY BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Telecommunication Services: 2.2%
1,225,000		AT&T, Inc., 0.800%, 12/01/15	$1,222,233	0.5
790,000		Cisco Systems, Inc., 5.500%, 02/22/16	878,594	0.3
599,000		Juniper Networks, Inc., 3.100%, 03/15/16	618,440	0.2
260,000		Telefonica Emisiones SAU, 3.992%, 02/16/16	270,026	0.1
634,000		Verizon Communications, Inc., 2.500%, 09/15/16	654,068	0.3
1,800,000		Verizon Communications, Inc., 3.000%, 04/01/16	1,877,990	0.7
371,000		Vodafone Group PLC, 0.900%, 02/19/16	370,602	0.1
			5,891,953	2.2

		Utilities: 1.9%
525,000		Dominion Resources, Inc./VA, 1.400%, 09/15/17	518,218	0.2
233,000		Entergy Louisiana, LLC, 1.875%, 12/15/14	236,305	0.1
890,000		NextEra Energy Capital Holdings, Inc., 1.200%, 06/01/15	895,188	0.3
1,025,000		Georgia Power Co., 0.625%, 11/15/15	1,023,479	0.4
379,000		Georgia Power Co., 0.750%, 08/10/15	379,448	0.2
315,000		Georgia Power Co., 3.000%, 04/15/16	328,777	0.1
753,000		Progress Energy, Inc., 5.625%, 01/15/16	827,975	0.3
588,000		PSEG Power, LLC, 2.750%, 09/15/16	611,885	0.2
320,000		Xcel Energy, Inc., 0.750%, 05/09/16	318,026	0.1
			5,139,301	1.9

		Total Corporate Bonds/Notes (Cost $103,249,971)	103,707,915	37.7

COLLATERALIZED MORTGAGE OBLIGATIONS: 9.0%
779,000	#	American General Mortgage Loan Trust 2010-1, 5.650%, 03/25/58	805,553	0.3
1,043,000		Bank of America Merrill Lynch Commercial Mortgage, Inc., 4.621%, 07/10/43	1,063,496	0.4
1,345,988		Bear Stearns Commercial Mortgage Securities Trust 2003-TOP12, 4.397%, 08/13/39	1,360,310	0.5
980,000		Bear Stearns Commercial Mortgage Securities Trust 2005-TOP18, 5.074%, 02/13/42	1,021,997	0.4
318,627		Bear Stearns Commercial Mortgage Securities Trust 2007-PWR18, 5.957%, 06/11/50	330,861	0.1
109,814		Commercial Mortgage Trust, 5.205%, 12/11/49	109,920	0.0
400,000	#	Commercial Mortgage Trust, 5.892%, 06/10/36	407,464	0.1
1,066,000	#	Credit Suisse First Boston Mortgage Securities Corp., 4.617%, 05/15/38	1,066,375	0.4
896,000		Credit Suisse First Boston Mortgage Securities Corp., 5.290%, 08/15/38	933,913	0.3
105,000	#	CSMC Series 2009-RR3, 5.342%, 12/15/43	116,379	0.0
133,000	#	Del Coronado Trust, 0.983%, 03/15/26	132,848	0.1
940,000		GE Capital Commercial Mortgage Corp., 5.133%, 05/10/43	984,149	0.4
352,238		GE Capital Commercial Mortgage Corp., 5.489%, 11/10/45	353,466	0.1
569,947		Greenwich Capital Commercial Funding Corp., 5.381%, 03/10/39	584,305	0.2
265,699	#	JP Morgan Chase Commercial Mortgage Securities Corp., 4.158%, 01/12/39	268,008	0.1
379,451		JP Morgan Chase Commercial Mortgage Securities Corp., 5.298%, 05/15/47	381,224	0.1
280,000		JP Morgan Chase Commercial Mortgage Securities Corp., 5.790%, 02/15/51	285,072	0.1
269,457		JP Morgan Chase Commercial Mortgage Securities Corp., 5.987%, 06/15/49	276,181	0.1
990,000		JP Morgan Chase Commercial Mortgage Securities Trust 2005-LDP5, 5.523%, 12/15/44	1,034,405	0.4
159,827		JPMorgan Chase Commercial Mortgage Securities Corp. Series 2005-CIBC13, 5.419%, 01/12/43	162,885	0.1

ING LIMITED MATURITY BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
480,000	#	LB-UBS Commercial Mortgage Trust 2002-C4, 5.914%, 10/15/35	$490,005	0.2
470,000		LB-UBS Commercial Mortgage Trust 2004-C4, 5.710%, 06/15/36	482,808	0.2
1,120,000		LB-UBS Commercial Mortgage Trust 2005-C2, 5.205%, 04/15/30	1,162,983	0.4
2,010,000		LB-UBS Commercial Mortgage Trust 2005-C5, 5.127%, 09/15/40	2,113,038	0.8
699,715		LB-UBS Commercial Mortgage Trust, 5.300%, 11/15/38	737,495	0.3
338,500		ML-CFC Commercial Mortgage Trust 2007-9, 5.644%, 09/12/49	347,540	0.1
600,660		Morgan Stanley Capital I Trust 2006-TOP21, 5.185%, 10/12/52	607,620	0.2
308,586		Morgan Stanley Capital I, 5.355%, 11/14/42	308,490	0.1
703,447		Morgan Stanley Capital I, 5.760%, 04/12/49	714,899	0.3
1,563,326		NCUA Guaranteed Notes, 1.600%, 10/29/20	1,577,732	0.6
318,359	#	NorthStar 2012-1 Mortgage Trust, 1.379%, 08/25/29	318,244	0.1
1,320,000	#	TIAA CMBS I Trust, 5.770%, 06/19/33	1,454,775	0.5
831,360		TIAA Seasoned Commercial Mortgage Trust, 5.551%, 08/15/39	886,308	0.3
1,010,000	#	Wachovia Bank Commercial Mortgage Trust Series 2003-C8, 5.471%, 11/15/35	1,011,545	0.4
690,000	#	Wachovia Bank Commercial Mortgage Trust Series 2004-C14, 5.816%, 08/15/41	702,499	0.3

		Total Collateralized Mortgage Obligations (Cost $24,566,706)	24,594,792	9.0

ASSET-BACKED SECURITIES: 15.4%
		Automobile Asset-Backed Securities: 5.3%
273,000		Capital Auto Receivables Asset Trust 2013-1, 0.790%, 06/20/17	272,286	0.1
57,000		Capital Auto Receivables Asset Trust 2013-2, 1.240%, 10/20/17	57,193	0.0
510,000		Capital Auto Receivables Asset Trust 2013-3, 1.390%, 12/20/17	511,796	0.2
1,302,000		CarMax Auto Owner Trust, 1.250%, 06/15/17	1,311,529	0.5
660,000		CarMax Auto Owner Trust 2013-3, 1.490%, 11/15/17	663,006	0.2
420,000		Fifth Third Auto 2013-1, 1.300%, 02/18/20	422,210	0.2
1,330,000		Ford Credit Auto Owner Trust, 1.250%, 10/15/18	1,333,860	0.5
1,000,000		Ford Credit Auto Owner Trust 2012-B, 1.000%, 09/15/17	1,005,259	0.4
339,000		Harley-Davidson Motorcycle Trust 2012-1, 0.910%, 02/15/18	339,626	0.1
90,000		Honda Auto Receivables Owner Trust, 0.620%, 03/21/19	89,263	0.0
756,000	#	Hyundai Auto Lease Securitization Trust, 0.660%, 06/15/16	755,571	0.3
1,330,000		Mercedes-Benz Auto Receivables Trust, 1.130%, 11/15/19	1,332,901	0.5
309,000		Nissan Auto Lease 2013-A, 0.740%, 10/15/18	308,380	0.1
1,380,000		Nissan Auto Receivables 2013-B Owner Trust, 1.310%, 10/15/19	1,385,412	0.5
901,000		Nissan Auto Receivables Owner Trust, 0.750%, 07/15/19	895,412	0.3
750,000		Nissan Auto Receivables Owner Trust, 1.000%, 07/16/18	754,626	0.3
600,000		Santander Drive Auto Receivables Trust 2011-4, 4.740%, 09/15/17	630,998	0.2
300,000		Santander Drive Auto Receivables Trust 2012-5, 3.300%, 09/17/18	305,466	0.1
227,000		Toyota Auto Receivables Owner Trust, 0.750%, 02/16/16	227,386	0.1
1,000,000		Toyota Auto Receivables Owner Trust, 1.460%, 01/15/19	1,010,265	0.4
810,000		World Omni Auto Receivables Trust 2013-A, 0.870%, 07/15/19	800,685	0.3
			14,413,130	5.3

		Credit Card Asset-Backed Securities: 3.1%
1,283,000		BA Credit Card Trust, 4.932%, 03/15/16	1,285,388	0.5
1,078,000		Capital One Multi-Asset Execution Trust, 5.050%, 12/17/18	1,184,375	0.4

ING LIMITED MATURITY BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

ASSET-BACKED SECURITIES: (continued)
		Credit Card Asset-Backed Securities: (continued)
1,205,000		Citibank Credit Card Issuance Trust, 5.350%, 02/07/20	$1,388,884	0.5
1,357,000		Citibank Credit Card Issuance Trust, 5.650%, 09/20/19	1,569,797	0.6
1,000,000		Citibank Credit Card Issuance Trust, 1.320%, 09/07/18	1,007,648	0.4
1,000,000		Discover Card Execution Note Trust, 5.650%, 03/16/20	1,159,590	0.4
975,000		Dryrock Issuance Trust, 0.640%, 08/15/18	972,018	0.3
			8,567,700	3.1

		Home Equity Asset-Backed Securities: 0.2%
583,931		Chase Funding Loan Acquisition Trust Series 2003-C2, 4.750%, 12/25/19	603,591	0.2

		Other Asset-Backed Securities: 6.8%
500,000	#	Apidos CDO I Ltd., 1.014%, 07/27/17	495,417	0.2
500,000	#	Apidos CDO II, 1.064%, 12/21/18	481,736	0.2
400,000	#	Ares VIR CLO Ltd., 2.156%, 03/12/18	394,415	0.1
510,000	#	Ares XII CLO Ltd., 2.262%, 11/25/20	503,001	0.2
46,176	#	Atrium CDO Corp., 0.592%, 10/27/16	46,017	0.0
750,000		Atrium CDO Corp., 0.842%, 10/27/16	742,121	0.3
500,000	#	Babson CLO, Inc. 2005-III, 0.665%, 11/10/19	481,686	0.2
500,000	#	Ballyrock CLO 2006-1 Ltd., 1.762%, 08/28/19	488,912	0.2
500,000	#	Black Diamond CLO Ltd., 0.602%, 06/20/17	493,777	0.2
390,697	#	Callidus Debt Partners CLO Fund VII Ltd., 1.016%, 01/21/21	389,257	0.1
425,000	#	Callidus Debt Partners CLO Fund VII Ltd., 2.516%, 01/21/21	423,900	0.1
326,308	#	Castle Garden Funding, 0.520%, 10/27/20	323,296	0.1
800,000	#	Castle Garden Funding, 1.010%, 10/27/20	786,818	0.3
575,000	#	CIFC Funding 2006-I Ltd., 0.666%, 10/20/20	547,405	0.2
550,000	#	Clydesdale CLO 2005 Ltd, 0.718%, 12/06/17	540,926	0.2
1,374,000		CNH Equipment Trust, 0.650%, 04/16/18	1,372,910	0.5
1,000,000	#	Dryden VIII Leveraged Loan CDO 2005, 2.012%, 05/22/17	972,329	0.3
192,336	#	Emporia Preferred Funding I Corp., 0.819%, 10/12/18	192,126	0.1
344,151	#	Emporia Preferred Funding II Corp., 0.546%, 10/18/18	342,384	0.1
575,000	#	Emporia Preferred Funding, 0.766%, 10/18/18	548,243	0.2
336,829	#	GSAMP Trust 2005-SEA2, 0.529%, 01/25/45	325,452	0.1
32,286	#	Gulf Stream — Compass CLO 2005-I Ltd., 0.684%, 05/15/17	32,260	0.0
550,000	#	Gulf Stream — Compass CLO 2005-I Ltd., 2.164%, 05/15/17	540,533	0.2
400,000	#	Gulf Stream — Compass CLO 2007-I Ltd., 2.264%, 10/28/19	392,988	0.1
500,000	#	Gulf Stream — Sextant CLO 2006-1 Ltd., 0.603%, 08/21/20	492,363	0.2
350,000	#	Gulf Stream — Sextant CLO 2006-1 Ltd., 0.963%, 08/21/20	333,586	0.1
340,000	#	Gulf Stream — Sextant CLO 2006-1 Ltd., 1.863%, 08/21/20	327,251	0.1
825,000	#	Halcyon Structured Asset Management CLO I Ltd., 1.963%, 05/21/18	816,325	0.3
500,000	#	Hewett’s Island Clo IV Ltd., 1.016%, 05/09/18	495,736	0.2
675,000	#	Landmark VI CDO Ltd, 0.768%, 01/14/18	652,230	0.2
180,225	#	Lightpoint CLO Ltd., 0.514%, 09/15/17	177,454	0.1
500,000	#	Madison Park Funding I Ltd., 2.165%, 05/10/19	499,869	0.2
725,000	#	Marathon CLO I Ltd, 2.164%, 07/26/19	726,112	0.3
500,000	#	Morgan Stanley Investment Management Croton Ltd, 0.718%, 01/15/18	487,518	0.2
500,000	#	Stanfield Bristol CLO Ltd, 0.714%, 10/15/19	492,390	0.2
1,053,078		Structured Asset Securities Corp. Trust 2005-AR1, 0.379%, 09/25/35	1,050,107	0.4
350,000	#	WhiteHorse III Ltd./Corp, 1.015%, 05/01/18	346,231	0.1
			18,755,081	6.8

		Total Asset-Backed Securities (Cost $42,259,763)	42,339,502	15.4

ING LIMITED MATURITY BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets

U.S. GOVERNMENT AGENCY OBLIGATIONS: 4.8%
	Federal Home Loan Bank: 0.1%
150,000	1.150%, due 02/22/18	$147,965	$0.1

	Federal National Mortgage Association: 4.7%##
900,000	0.520%, due 05/27/16	896,918	0.3
11,400,000	0.750%, due 12/19/14	11,477,908	4.2
2,977	2.332%, due 12/01/17	2,975	0.0
15,043	6.000%, due 07/01/16	15,697	0.0
21,290	6.000%, due 03/01/17	22,549	0.0
23,318	6.000%, due 05/01/17	24,564	0.0
12,863	6.000%, due 09/01/17	13,089	0.0
230,864	6.500%, due 10/01/22	255,289	0.1
173,726	6.500%, due 02/01/29	197,417	0.1
36,310	6.500%, due 10/01/32	40,826	0.0
17,809	7.000%, due 10/01/32	18,387	0.0
8,638	7.500%, due 08/01/27	8,790	0.0
2,860	1.968%, due 07/01/24	3,009	0.0
104	2.000%, due 01/01/17	106	0.0
		12,977,524	4.7

	Government National Mortgage Association: 0.0%
7,911	9.000%, due 12/15/26	9,329	0.0
1,276	9.500%, due 03/15/20	1,285	0.0
		10,614	0.0

	Total U.S. Government Agency Obligations (Cost $13,074,176)	13,136,103	4.8

U.S. TREASURY OBLIGATIONS: 24.4%
	U.S. Treasury Notes: 24.4%
53,735,000	0.250%, due 09/30/15	53,661,544	19.5
2,524,000	0.875%, due 09/15/16	2,543,225	0.9
10,873,000	1.375%, due 09/30/18	10,868,325	4.0

	Total U.S. Treasury Obligations (Cost $67,001,073)	67,073,094	24.4

	Total Long-Term Investments (Cost $250,151,689)	250,851,406	91.3

SHORT-TERM INVESTMENTS: 7.8%
	U.S. Treasury Bills: 6.2%
17,015,000	United States Treasury Bill, 0.080%, 09/18/14 (Cost $16,999,411)	17,000,861	6.2

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.6%
4,458,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.020%†† (Cost $4,458,000)	4,458,000	1.6

	Total Short-Term Investments (Cost $21,457,411)	21,458,861	7.8

	Total Investments in Securities (Cost $271,609,100)	$272,310,267	99.1
	Assets in Excess of Other Liabilities	2,602,824	0.9
	Net Assets	$274,913,091	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

††	Rate shown is the 7-day yield as of September 30, 2013.

#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

##	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

Cost for federal income tax purposes is the same as for financial statement purposes.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$1,216,672
Gross Unrealized Depreciation	(515,505)
Net Unrealized Appreciation	$701,167

ING LIMITED MATURITY BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2013
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$103,707,915	$—	$103,707,915
Collateralized Mortgage Obligations	—	24,594,792	—	24,594,792
Short-Term Investments	4,458,000	17,000,861	—	21,458,861
U.S. Treasury Obligations	—	67,073,094	—	67,073,094
U.S. Government Agency Obligations	—	13,136,103	—	13,136,103
Asset-Backed Securities	—	42,339,502	—	42,339,502
Total Investments, at fair value	$4,458,000	$267,852,267	$—	$272,310,267
Other Financial Instruments+
Futures	164,624	—	—	164,624
Total Assets	$4,622,624	$267,852,267	$—	$272,474,891
Liabilities Table
Other Financial Instruments+
Futures	$(395,285)	$—	$—	$(395,285)
Total Liabilities	$(395,285)	$—	$—	$(395,285)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

ING Limited Maturity Bond Portfolio Open Futures Contracts on September 30, 2013:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 2-Year Note	265	12/31/13	$58,370,389	$164,624
			$58,370,389	$164,624
Short Contracts
U.S. Treasury 5-Year Note	(276)	12/31/13	(33,408,939)	(395,285)
			$(33,408,939)	$(395,285)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2013 was as follows:

Derivatives not accounted for as hedging instruments
Asset Derivatives	Instrument Type	Fair Value
Interest rate contracts	Futures contracts	$164,624
Total Asset Derivatives		$164,624

Liability Derivatives	Instrument Type
Interest rate contracts	Futures contracts	$395,285
Total Liability Derivatives		$395,285

ING LIQUID ASSETS PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets

Asset Backed Commercial Paper: 22.8%
52,000,000		Barton Capital LLC, 0.080%,due 10/03/13	$51,999,769	4.3
50,500,000		Concord Minutemen Capital Co., 0.199%,due 10/01/13	50,500,000	4.2
51,200,000		Crown Point Capital Co., 0.197%,due 10/01/13	51,200,000	4.2
23,750,000		Jupiter Securitization Company LLC, 0.220%,due 10/04/13	23,749,565	2.0
1,750,000		Jupiter Securitization Company LLC, 0.240%,due 12/17/13	1,749,102	0.1
13,500,000		Jupiter Securitization Company LLC, 0.299%,due 03/28/14	13,480,099	1.1
10,000,000		Jupiter Securitization Company LLC, 0.301%,due 06/06/14	9,979,333	0.8
2,750,000		Old Line Funding LLC, 0.200%,due 10/21/13	2,749,694	0.2
25,250,000		Old Line Funding LLC, 0.240%,due 12/20/13	25,236,533	2.1
6,750,000		Thunder Bay Funding LLC, 0.200%,due 10/10/13	6,749,662	0.6
17,250,000		Thunder Bay Funding LLC, 0.210%,due 11/15/13	17,245,472	1.4
22,450,000		Thunder Bay Funding LLC, 0.230%,due 12/06/13	22,440,534	1.8

		Total Asset Backed Commercial Paper (Cost $277,079,763)	277,079,763	22.8

Certificates of Deposit: 7.0%
18,000,000	#	Australia & New Zealand Banking Group Ltd., 0.338%,due 07/11/14	18,000,000	1.5
20,000,000	#	Old Line Funding LLC, 0.214%,due 02/04/14	20,000,000	1.6
19,500,000		Standard Chartered Bank NY, 0.310%,due 10/07/13	19,500,081	1.6
5,350,000		Svenska Handelsbanken NY, 0.210%,due 12/06/13	5,350,049	0.5
17,250,000		Svenska Handelsbanken NY, 0.240%,due 01/03/14	17,250,000	1.4
2,100,000		Toronto Dominion Bank NY, 0.550%,due 09/18/14	2,104,275	0.2
2,525,000		Toronto Dominion Bank NY, 0.550%,due 09/18/14	2,530,143	0.2

		Total Certificates of Deposit (Cost $84,734,548)	84,734,548	7.0

Financial Company Commercial Paper: 8.9%
30,750,000		Commonwealth Bank of Australia, 0.160%,due 01/02/14	30,737,290	2.5
564,000		Deutsche Bank, 0.401%,due 01/29/14	563,248	0.0
21,250,000		Standard Chartered Bank HK, 0.325%,due 01/03/14	21,231,997	1.8
5,700,000		Standard Chartered Bank, 0.180%,due 10/03/13	5,699,943	0.5
31,175,000		Toronto Dominion Bank Ltd., 0.220%,due 01/03/14	31,157,092	2.6
11,500,000		Toronto Dominion Holding USA, 0.095%,due 10/24/13	11,499,302	0.9
2,000,000		UBS Finance Delaware LLC, 0.130%,due 10/01/13	2,000,000	0.2
5,000,000		Westpac Securities NZ Ltd., 0.195%,due 11/27/13	4,998,456	0.4

		Total Financial Company Commercial Paper (Cost $107,887,328)	107,887,328	8.9

Government Agency Debt: 3.9%
13,000,000		Fannie Mae Discount Notes, 0.020%,due 11/06/13	12,999,740	1.1
2,000,000		Fannie Mae Discount Notes, 0.030%,due 11/15/13	1,999,925	0.2
7,800,000		Federal Home Loan Bank Discount Notes, 0.020%,due 11/08/13	7,799,835	0.6
2,000,000		Federal Home Loan Bank Discount Notes, 0.030%,due 11/20/13	1,999,917	0.2
22,500,000		Federal Home Loan Bank Discount Notes, 0.030%,due 11/27/13	22,498,931	1.8

		Total Government Agency Debt (Cost $47,298,348)	47,298,348	3.9

Government Agency Repurchase Agreement: 12.2%
68,411,000		Deutsche Bank Repurchase Agreement dated 09/30/13, 0.010%, due 10/01/13, $68,411,190 to be received upon repurchase (Collateralized by $97,957,000, various U.S. Government Agency Obligations, 0.000%–1.250%, Market Value plus accrued interest $69,779,732	68,411,000	5.6

ING LIQUID ASSETS PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

Government Agency Repurchase Agreement: (continued)
80,000,000		Goldman Sachs Repurchase Agreement dated 09/30/13, 0.040%, due 10/01/13, $80,000,089 to be received upon repurchase (Collateralized by $81,281,000, Federal Farm Credit Banks & Federal National Mortgage Association, 0.150%–2.625%, Market Value plus accru	$80,000,000	6.6

		Total Government Agency Repurchase Agreement (Cost $148,411,000)	148,411,000	12.2

Other Commercial Paper: 1.9%
750,000		American Honda Finance, 0.060%,due 10/04/13	749,997	0.1
2,750,000	#	American Honda Finance, 1.850%,due 09/19/14	2,789,424	0.2
19,250,000		Toyota Motor Credit Corp., 0.040%,due 10/03/13	19,249,957	1.6

		Total Other Commercial Paper (Cost $22,789,378)	22,789,378	1.9

Other Instrument: 4.1%
50,000,000		BlackRock Liquidity Funds, TempFund, Institutional Class, 0.144%,due 10/01/13	50,000,000	4.1

		Total Other Instrument (Cost $50,000,000)	50,000,000	4.1

Other Note: 24.2%
27,000,000		American Honda Finance, 0.050%,due 10/01/13	27,000,000	2.2
4,500,000	#	American Honda Finance, 0.288%,due 10/17/13	4,500,000	0.4
1,750,000	#	American Honda Finance, 0.296%,due 11/08/13	1,750,127	0.1
13,000,000	#	American Honda Finance, 0.331%,due 12/05/13	13,000,000	1.1
17,400,000	#	ANZ New Zealand Int’l Ltd., 1.280%,due 12/20/13	17,437,710	1.4
7,650,000		Bottling Group LLC, 5.000%,due 11/15/13	7,693,490	0.6
3,750,000		Commonwealth Bank of Australia, 0.170%,due 12/19/13	3,750,000	0.3
1,000,000	#	Commonwealth Bank of Australia, 0.750%,due 10/28/13	1,000,405	0.1
9,350,000	#	Commonwealth Bank of Australia, 0.984%,due 12/17/13	9,382,901	0.8
860,000	#	Commonwealth Bank of Australia, 2.125%,due 03/17/14	866,888	0.1
2,700,000		General Electric Capital Corp., 0.322%,due 12/20/13	2,700,423	0.2
1,100,000		General Electric Capital Corp., 1.083%,due 12/20/13	1,101,987	0.1
500,000		General Electric Capital Corp., 4.750%,due 09/15/14	520,207	0.0
6,250,000		JPMorgan Chase & Co., 1.023%,due 05/02/14	6,273,428	0.5
4,705,000		JPMorgan Chase & Co., 4.650%,due 06/01/14	4,832,956	0.4
2,750,000		JPMorgan Chase Bank NA, 0.331%,due 10/22/13	2,746,896	0.2
11,500,000		JPMorgan Chase Bank NA, 0.356%,due 07/22/14	11,500,000	0.9
11,900,000		Pepsico, Inc., 0.875%,due 10/25/13	11,904,393	1.0
700,000		Rabobank Nederland, 2.500%,due 12/12/13	702,865	0.1
6,750,000	#	Rabobank Nederland, 4.200%,due 05/13/14	6,906,001	0.6
9,500,000		Royal Bank of Canada NY, 0.688%,due 10/01/13	9,507,455	0.8
24,000,000	#	Royal Bank of Canada, 0.408%,due 10/01/13	24,000,000	2.0
24,000,000		Svenska Handelsbanken AB, 0.386%,due 05/04/14	24,000,000	2.0
2,250,000		Toronto Dominion Bank, 0.763%,due 11/01/13	2,250,866	0.2
9,500,000		Toyota Motor Credit Corp., 0.264%,due 06/11/14	9,500,000	0.8
14,000,000		Toyota Motor Credit Corp., 0.289%,due 02/24/14	14,000,000	1.2
4,835,000		Toyota Motor Credit Corp., 0.678%,due 01/17/14	4,840,775	0.4
36,250,000		Wells Fargo Bank NA, 0.380%,due 12/23/13	36,250,000	3.0
6,500,000		Westpac Banking Corp./NY, 0.353%,due 11/01/13	6,499,719	0.5

ING LIQUID ASSETS PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets

Other Note: (continued)
26,500,000	Westpac Banking Corp, 0.533%,due 10/28/13	$26,500,000	2.2

	Total Other Note (Cost $292,919,492)	292,919,492	24.2

Treasury Debt: 13.5%
26,000,000	Treasury Bill, 0.035%,due 10/17/13	25,999,596	2.1
104,000,000	Treasury Bill, 0.038%,due 10/24/13	103,997,484	8.6
34,059,000	Treasury Bill, 0.098%,due 09/18/14	34,026,537	2.8

	Total Treasury Debt (Cost $164,023,617)	164,023,617	13.5

	Total Investments in Securities (Cost $1,195,143,474)	$1,195,143,474	98.5
	Assets in Excess of Other Liabilities	17,958,229	1.5
	Net Assets	$1,213,101,703	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

Cost for federal income tax purposes is the same as for financial statement purposes.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2013
Asset Table
Investments, at fair value
Government Agency Debt	$—	$47,298,348	$—	$47,298,348
Financial Company Commercial Paper	—	107,887,328	—	107,887,328
Government Agency Repurchase Agreement	—	148,411,000	—	148,411,000
Treasury Debt	—	164,023,617	—	164,023,617
Other Instrument	50,000,000	—	—	50,000,000
Other Commercial Paper	—	22,789,378	—	22,789,378
Other Note	—	292,919,492	—	292,919,492
Asset Backed Commercial Paper	—	277,079,763	—	277,079,763
Certificates of Deposit	—	84,734,548	—	84,734,548
Total Investments, at fair value	$50,000,000	$1,145,143,474	$—	$1,195,143,474

ING MARISCO GROWTH PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 97.8%
		Consumer Discretionary: 28.5%
18,152	@	Amazon.com, Inc.	$5,675,041	1.0
261,744		CBS Corp. — Class B	14,437,799	2.6
6,590	@	Chipotle Mexican Grill, Inc.	2,825,133	0.5
186,937		Comcast Corp. — Class A	8,440,205	1.5
42,196		Compagnie Financiere Richemont SA	4,227,863	0.8
82,489		Gap, Inc.	3,322,657	0.6
144,015		Home Depot, Inc.	10,923,538	2.0
133,997	@	Liberty Global PLC — Class A	10,632,662	1.9
26,920	@	Liberty Media Corp.	3,961,278	0.7
189,418	@	Lululemon Athletica, Inc.	13,844,562	2.5
185,700		Prada SpA	1,803,763	0.3
11,467	@	Priceline.com, Inc.	11,592,564	2.1
146,120		Starbucks Corp.	11,246,856	2.0
247,710		Starwood Hotels & Resorts Worldwide, Inc.	16,460,329	2.9
229,412		TJX Cos., Inc.	12,936,543	2.3
188,375		Walt Disney Co.	12,148,304	2.2
91,126		Wynn Resorts Ltd.	14,398,819	2.6
			158,877,916	28.5

		Consumer Staples: 1.4%
102,782	@, L	Green Mountain Coffee Roasters, Inc.	7,742,568	1.4

		Energy: 4.2%
82,114	@	Cameron International Corp.	4,792,994	0.9
211,425		Schlumberger Ltd.	18,681,513	3.3
			23,474,507	4.2

		Financials: 11.5%
367,800		American International Group, Inc.	17,886,114	3.2
77,662		American Express Co.	5,865,034	1.1
429,170		Citigroup, Inc.	20,819,037	3.7
31,228	@	IntercontinentalExchange, Inc.	5,665,384	1.0
339,080		Wells Fargo & Co.	14,010,785	2.5
			64,246,354	11.5

		Health Care: 13.1%
95,158	@	Biogen Idec, Inc.	22,910,240	4.1
109,253	@	Celgene Corp.	16,817,314	3.0
444,163	@	Gilead Sciences, Inc.	27,911,203	5.0
75,035		UnitedHealth Group, Inc.	5,373,257	1.0
			73,012,014	13.1

		Industrials: 14.1%
38,028	@	BE Aerospace, Inc.	2,807,227	0.5
113,234	L	Canadian Pacific Railway Ltd	13,961,752	2.5
133,506		Cummins, Inc.	17,738,942	3.2
86,778		Lockheed Martin Corp.	11,068,534	2.0
578,325		Rolls-Royce Holdings PLC	10,405,201	1.8
108,390		Union Pacific Corp.	16,837,303	3.0
103,662	@	United Rentals, Inc.	6,042,458	1.1
			78,861,417	14.1

		Information Technology: 17.7%
182,499	@	ASML Holding NV	18,023,601	3.2
135,343		eBay, Inc.	7,550,786	1.4
153,617	@	Facebook, Inc.	7,717,718	1.4
25,865	@	FleetCor Technologies, Inc.	2,849,288	0.5
25,524		Google, Inc. — Class A	22,356,727	4.0
28,394	@	LinkedIn Corp.	6,986,628	1.2
43,089	@	Salesforce.com, Inc.	2,236,750	0.4
154,409		Texas Instruments, Inc.	6,218,051	1.1
96,427		Visa, Inc.	18,427,200	3.3
195,902		Yahoo!, Inc.	6,496,110	1.2
			98,862,859	17.7

		Materials: 7.3%
220,902		Monsanto Co.	23,055,542	4.1
96,229		Sherwin-Williams Co.	17,530,999	3.2
			40,586,541	7.3

		Total Common Stock (Cost $434,315,098)	545,664,176	97.8

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 4.9%
	Securities Lending Collateralcc(1): 3.3%
4,320,722	Citigroup, Inc., Repurchase Agreement dated 09/30/13, 0.07%, due 10/01/13 (Repurchase Amount $4,320,730, collateralized by various U.S. Government Agency Obligations, 0.000%–4.875%, Market Value plus accrued interest $4,407,150, due 07/28/14–07/18/33)	4,320,722	0.8
4,320,722	JPMorgan Chase & Co., Repurchase Agreement dated 09/30/13, 0.07%, due 10/01/13 (Repurchase Amount $4,320,730, collateralized by various U.S. Government Agency Obligations, 2.000%–5.500%, Market Value plus accrued interest $4,407,184, due 03/01/23–07/01/43)	4,320,722	0.8

ING MARISCO GROWTH PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc(1): (continued)
4,320,722	Merrill Lynch & Co., Inc., Repurchase Agreement dated 09/30/13, 0.08%, due 10/01/13 (Repurchase Amount $4,320,731, collateralized by various U.S. Government Agency Obligations, 1.359%–7.000%, Market Value plus accrued interest $4,407,136, due 02/01/16–05/01/46)	$4,320,722	0.8
4,320,722	Morgan Stanley, Repurchase Agreement dated 09/30/13, 0.06%, due 10/01/13 (Repurchase Amount $4,320,729, collateralized by various U.S. Government Agency Obligations, 0.000%–8.500%, Market Value plus accrued interest $4,407,138, due 11/20/13–11/01/47)	4,320,722	0.8
909,576	UBS Warburg LLC, Repurchase Agreement dated 09/30/13, 0.04%, due 10/01/13 (Repurchase Amount $909,577, collateralized by various U.S. Government Securities, 0.000%–11.250%, Market Value plus accrued interest $927,769, due 10/15/13–02/15/43)	909,576	0.1
		18,192,464	3.3

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.6%
9,156,116	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.020%†† (Cost $9,156,116)	9,156,116	1.6

	Total Short-Term Investments (Cost $27,348,580)	27,348,580	4.9

	Total Investments in Securities (Cost $461,663,678)	$573,012,756	102.7
	Liabilities in Excess of Other Assets	(15,112,447)	(2.7)
	Net Assets	$557,900,309	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

††	Rate shown is the 7-day yield as of September 30, 2013.

@	Non-income producing security

cc	Securities purchased with cash collateral for securities loaned.

L	Loaned security, a portion or all of the security is on loan at September 30, 2013.

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $461,684,594.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$112,790,309
Gross Unrealized Depreciation	(1,462,147)
Net Unrealized Appreciation	$111,328,162

ING MARISCO GROWTH PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2013
Asset Table
Investments, at fair value
Common Stock*	$545,664,176	$—	$—	$545,664,176
Short-Term Investments	9,156,116	18,192,464	—	27,348,580
Total Investments, at fair value	$554,820,292	$18,192,464	$—	$573,012,756

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

ING MFS TOTAL RETURN PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 58.7%
		Consumer Discretionary: 6.9%
11,163		Advance Auto Parts, Inc.	$922,957	0.1
32,570		Best Buy Co., Inc.	1,221,375	0.1
169,870		Comcast Corp. — Special Class A	7,367,262	0.8
111,300		Delphi Automotive PLC	6,502,146	0.8
86,730		General Motors Co.	3,119,678	0.4
14,820		Hanesbrands, Inc.	923,434	0.1
36,766		Hasbro, Inc.	1,733,149	0.2
91,920		Johnson Controls, Inc.	3,814,680	0.4
36,763		Kohl’s Corp.	1,902,485	0.2
54,670		Macy’s, Inc.	2,365,571	0.3
32,430		Magna International, Inc.	2,674,558	0.3
21,658		McDonald’s Corp.	2,083,716	0.2
13,203		McGraw-Hill Cos., Inc.	865,985	0.1
47,497		Omnicom Group, Inc.	3,013,210	0.4
18,860		Regal Entertainment Group	357,963	0.1
68,174		Staples, Inc.	998,749	0.1
77,240		Target Corp.	4,941,815	0.6
40,010		Time Warner Cable, Inc.	4,465,116	0.5
23,910		Time Warner, Inc.	1,573,517	0.2
28,170		Twenty-First Century Fox, Inc.	943,695	0.1
19,787		Viacom — Class B	1,653,797	0.2
84,567		Walt Disney Co.	5,453,726	0.6
7,077		Wynn Resorts Ltd.	1,118,237	0.1
			60,016,821	6.9

		Consumer Staples: 7.7%
94,437		Altria Group, Inc.	3,243,911	0.4
30,073		Coca-Cola Co.	1,139,165	0.1
16,507		Coca-Cola Enterprises, Inc.	663,746	0.1
127,708		CVS Caremark Corp.	7,247,429	0.8
143,249		Diageo PLC	4,553,542	0.5
17,983		Dr Pepper Snapple Group, Inc.	805,998	0.1
100,740		General Mills, Inc.	4,827,461	0.5
37,697		Groupe Danone	2,838,349	0.4
11,180		Ingredion, Inc.	739,781	0.1
1,267		JM Smucker Co.	133,086	0.0
9,182		Kellogg Co.	539,259	0.1
6,042		Kraft Foods Group, Inc.	316,842	0.0
101,600		Kroger Co.	4,098,544	0.5
141,740		Lorillard, Inc.	6,347,117	0.7
32,857		Mondelez International, Inc.	1,032,367	0.1
77,051		Nestle S.A.	5,373,084	0.6
172,458		Philip Morris International, Inc.	14,933,138	1.7
65,484		Procter & Gamble Co.	4,949,936	0.6
13,714		Reckitt Benckiser PLC	1,002,705	0.1
28,720		Safeway, Inc.	918,753	0.1
34,850		Tyson Foods, Inc.	985,558	0.1
15,163		Walgreen Co.	815,769	0.1
			67,505,540	7.7

		Energy: 5.9%
27,760		Anadarko Petroleum Corp.	2,581,402	0.3
35,543		Apache Corp.	3,026,131	0.3
26,210		Canadian Natural Resources Ltd.	824,042	0.1
75,896		Chevron Corp.	9,221,364	1.1
4,767		EOG Resources, Inc.	806,958	0.1
16,357		EQT Corp.	1,451,193	0.2
160,324		ExxonMobil Corp.	13,794,277	1.6
36,710		HollyFrontier Corp.	1,545,858	0.2
17,640		Marathon Petroleum Corp.	1,134,605	0.1
30,563		Noble Corp.	1,154,365	0.1
44,732		Noble Energy, Inc.	2,997,491	0.3
46,063		Occidental Petroleum Corp.	4,308,733	0.5
78,657		Royal Dutch Shell PLC — Class A	2,592,984	0.3
10,410		Schlumberger Ltd.	919,828	0.1
16,820	@	Transocean Ltd.	748,490	0.1
77,560		Valero Energy Corp.	2,648,674	0.3
48,532		Williams Cos., Inc.	1,764,624	0.2
			51,521,019	5.9

		Financials: 12.5%
54,313	@	ACE Ltd.	5,081,524	0.6
49,320		American International Group, Inc.	2,398,432	0.3
16,500		American Capital Agency Corp.	372,405	0.0
13,233		American Express Co.	999,356	0.1
104,000		Annaly Capital Management, Inc.	1,204,320	0.1
42,290		Aon PLC	3,148,068	0.4
161,598		Bank of America Corp.	2,230,052	0.2
178,115		Bank of New York Mellon Corp.	5,377,292	0.6
10,549		Blackrock, Inc.	2,854,770	0.3
197,500		BOC Hong Kong Holdings Ltd.	634,565	0.1
13,163		Chubb Corp.	1,174,929	0.1
13,040		Corio NV	561,732	0.0
86,100		Delta Lloyd NV	1,833,966	0.2
13,810	L	Digital Realty Trust, Inc.	733,311	0.1
14,460		EPR Properties	704,780	0.1
9,434	@	Everest Re Group Ltd.	1,371,798	0.2
29,030		Fifth Third Bancorp.	523,701	0.1
61,755		Franklin Resources, Inc.	3,121,715	0.4
40,102		Goldman Sachs Group, Inc.	6,344,538	0.7
76,787		HSBC Holdings PLC	831,097	0.1
354,910		JPMorgan Chase & Co.	18,345,298	2.1
180,330		Metlife, Inc.	8,466,494	1.0
723,200	L	Mizuho Financial Group, Inc.	1,572,203	0.2
15,187		Moody’s Corp.	1,068,102	0.1
52,037		Morgan Stanley	1,402,397	0.2
20,003		Nasdaq Stock Market, Inc.	641,896	0.1

ING MFS TOTAL RETURN PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Financials: (continued)
29,294		PNC Financial Services Group, Inc.	$2,122,350	0.2
73,700		Prudential Financial, Inc.	5,747,126	0.6
58,637		State Street Corp.	3,855,383	0.4
25,300		Sumitomo Mitsui Financial Group, Inc.	1,225,164	0.1
23,103		SunTrust Bank	748,999	0.1
10,080		Swiss Re Ltd.	835,133	0.1
49,784		Travelers Cos., Inc.	4,220,190	0.5
63,440	@	Validus Holdings Ltd.	2,346,011	0.3
316,100		Wells Fargo & Co.	13,061,252	1.5
33,394		Zions Bancorp.	915,664	0.1
6,697		Zurich Insurance Group AG	1,726,412	0.2
			109,802,425	12.5

		Health Care: 7.4%
122,973		Abbott Laboratories	4,081,474	0.5
32,090		AbbVie, Inc.	1,435,386	0.2
15,633		AmerisourceBergen Corp.	955,176	0.1
9,479		Bayer AG	1,117,867	0.1
78,220		Bristol-Myers Squibb Co.	3,620,022	0.4
51,414	@	Covidien PLC	3,133,169	0.4
50,840		Eli Lilly & Co.	2,558,777	0.3
42,690	@	Express Scripts Holding Co.	2,637,388	0.3
168,920		Johnson & Johnson	14,643,675	1.7
37,260		Medtronic, Inc.	1,984,095	0.2
77,680		Merck & Co., Inc.	3,698,345	0.4
488,318		Pfizer, Inc.	14,019,610	1.6
12,300		Quest Diagnostics	760,017	0.1
3,910		Roche Holding AG — Genusschein	1,055,205	0.1
60,443		St. Jude Medical, Inc.	3,242,163	0.4
9,390		Teva Pharmaceutical Industries Ltd. ADR	354,754	0.0
51,910		Thermo Fisher Scientific, Inc.	4,783,506	0.5
8,470	@	Valeant Pharmaceuticals International	883,675	0.1
4,167		Zoetis, Inc.	129,677	0.0
			65,093,981	7.4

		Industrials: 7.6%
53,909		3M Co.	6,437,274	0.7
10,647		Canadian National Railway Co.	1,079,286	0.1
6,453	@	Copa Holdings S.A.	894,838	0.1
22,207		Cummins, Inc.	2,950,644	0.3
96,844		Danaher Corp.	6,713,226	0.8
1,710		Dun & Bradstreet Corp.	177,583	0.0
44,837		Eaton Corp. PLC	3,086,579	0.4
11,910		Fluor Corp.	845,134	0.1
11,857		General Dynamics Corp.	1,037,725	0.1
78,104		Honeywell International, Inc.	6,485,756	0.8
23,323		Illinois Tool Works, Inc.	1,778,845	0.2
84,400		Lockheed Martin Corp.	10,765,220	1.2
30,125		Northrop Grumman Corp.	2,869,708	0.3
25,309	@	Pentair Ltd.	1,643,566	0.2
3,752		Precision Castparts Corp.	852,604	0.1
12,152		Siemens AG	1,465,511	0.1
28,752		Stanley Black & Decker, Inc.	2,604,069	0.3
78,170		Tyco International Ltd.	2,734,387	0.3
5,335		Union Pacific Corp.	828,739	0.1
45,576		United Parcel Service, Inc. — Class B	4,164,279	0.5
70,087		United Technologies Corp.	7,556,780	0.9
			66,971,753	7.6

		Information Technology: 5.2%
59,970		Accenture PLC	4,416,191	0.5
46,260		Activision Blizzard, Inc.	771,154	0.1
2,359		Apple, Inc.	1,124,653	0.1
31,840		CA, Inc.	944,693	0.1
48,400		Canon, Inc.	1,549,736	0.2
10,247		Fidelity National Information Services, Inc.	475,871	0.1
9,213		Fiserv, Inc.	930,974	0.1
2,477		Google, Inc. — Class A	2,169,629	0.2
244,199		Hewlett-Packard Co.	5,123,295	0.6
31,800		Hoya Corp.	752,220	0.1
23,116		International Business Machines Corp.	4,280,621	0.5
86,038		Intel Corp.	1,971,991	0.2
99,780		Microchip Technology, Inc.	4,020,136	0.5
70,020		Microsoft Corp.	2,332,366	0.3
119,910		Oracle Corp.	3,977,415	0.4
107,050		Symantec Corp.	2,649,487	0.3
66,950		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,135,472	0.1
12,802		Visa, Inc.	2,446,462	0.3
17,960		Western Digital Corp.	1,138,664	0.1
32,794		Western Union Co.	611,936	0.1
76,080	@	Yahoo!, Inc.	2,522,813	0.3
			45,345,779	5.2

		Materials: 1.8%
28,700		Air Products & Chemicals, Inc.	3,058,559	0.4
21,280		Celanese Corp.	1,123,371	0.1
8,150	@	Crown Holdings, Inc.	344,582	0.0
13,700		FMC Corp.	982,564	0.1
31,157		Iluka Resources Ltd.	334,133	0.0
13,930	@	LyondellBasell Industries NV — Class A	1,020,094	0.1
12,720		Packaging Corp. of America	726,185	0.1
32,448		PPG Industries, Inc.	5,420,763	0.6
25,420		Rio Tinto PLC	1,240,834	0.2
78,900	@	Vale SA ADR	1,231,629	0.2

ING MFS TOTAL RETURN PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Materials: (continued)
2,500		Valspar Corp.	$158,575	0.0
			15,641,289	1.8

		Telecommunication Services: 2.1%
131,234		AT&T, Inc.	4,438,334	0.5
247,960		Bezeq Israeli Telecommunication Corp., Ltd.	455,947	0.1
61,848		CenturyTel, Inc.	1,940,790	0.2
582,080	L	Frontier Communications Corp.	2,427,273	0.3
160,478		TDC A/S	1,357,911	0.2
899,022		Telecom Italia S.p.A. RNC	597,468	0.1
41,640		Telefonica Brasil SA ADR	934,402	0.1
65,450		Verizon Communications, Inc.	3,053,897	0.3
623,217		Vodafone Group PLC	2,187,395	0.2
148,700	L	Windstream Holdings, Inc.	1,189,600	0.1
			18,583,017	2.1

		Utilities: 1.6%
46,790		American Electric Power Co., Inc.	2,028,347	0.2
18,550		Duke Energy Corp.	1,238,769	0.1
64,337		E.ON AG	1,144,901	0.1
42,513		Fortum OYJ	959,649	0.1
85,225		Gaz de France	2,136,232	0.3
29,600		NRG Energy, Inc.	808,968	0.1
1,260	@	NRG Yield, Inc.	38,165	0.0
38,900		Pacific Gas & Electric Co.	1,591,788	0.2
90,100		PPL Corp.	2,737,238	0.3
38,516		Public Service Enterprise Group, Inc.	1,268,332	0.2
			13,952,389	1.6

		Total Common Stock (Cost $394,614,280)	514,434,013	58.7

PREFERRED STOCK: 0.5%
		Consumer Discretionary: 0.2%
30,650		General Motors Co.	1,537,097	0.2

		Industrials: 0.0%
4,347		United Technologies Corp.	281,642	0.0

		Utilities: 0.3%
103,800		Cia Energetica de Minas Gerais	887,520	0.1
23,760		PPL Corp.	1,276,625	0.2
			2,164,145	0.3

		Total Preferred Stock (Cost $4,165,264)	3,982,884	0.5

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: 10.1%
		Consumer Discretionary: 0.9%
840,000	L	Comcast Corp., 2.850%, 01/15/23	798,507	0.1
470,000		DIRECTV Holdings, LLC / DIRECTV Financing Co., Inc., 4.600%, 02/15/21	472,405	0.0
530,000		Discovery Communications LLC, 4.875%, 04/01/43	490,797	0.1
520,000		Home Depot, Inc./The, 3.750%, 02/15/24	527,606	0.1
235,000		Home Depot, Inc., 5.950%, 04/01/41	276,105	0.0
339,000		Limited Brands, Inc., 5.250%, 11/01/14	353,407	0.0
819,000		News America Holdings, 8.500%, 02/23/25	1,033,874	0.1
891,000	#	Reckitt Benckiser Treasury Services PLC, 3.625%, 09/21/23	899,383	0.1
874,000		Target Corp., 4.000%, 07/01/42	779,553	0.1
530,000		The Gap, Inc., 5.950%, 04/12/21	588,339	0.1
1,029,000		Time Warner Entertainment Co. LP, 8.375%, 07/15/33	1,124,492	0.1
722,000	#	Volkswagen International Finance NV, 2.375%, 03/22/17	741,582	0.1
			8,086,050	0.9

		Consumer Staples: 0.7%
870,000		Altria Group, Inc., 2.850%, 08/09/22	798,666	0.1
870,000		Anheuser-Busch InBev Worldwide, Inc., 8.000%, 11/15/39	1,265,231	0.1
866,000	#	BAT International Finance PLC, 3.250%, 06/07/22	847,552	0.1
434,000		ConAgra Foods, Inc., 3.200%, 01/25/23	406,995	0.1
880,000		Diageo Capital PLC, 2.625%, 04/29/23	812,602	0.1
350,000		Kraft Foods Group, Inc., 3.500%, 06/06/22	346,453	0.0
1,779,000		Wal-Mart Stores, Inc., 5.250%, 09/01/35	1,912,411	0.2
			6,389,910	0.7

		Energy: 1.4%
355,000		Apache Corp., 3.250%, 04/15/22	348,324	0.0
271,000		Apache Corp., 4.750%, 04/15/43	257,475	0.0
261,000		BP Capital Markets PLC, 4.500%, 10/01/20	282,508	0.0
707,000		BP Capital Markets PLC, 4.742%, 03/11/21	768,073	0.1
850,000	#	CNOOC Finance 2012 Ltd., 3.875%, 05/02/22	830,439	0.1

ING MFS TOTAL RETURN PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
469,000	L	Energy Transfer Partners L.P., 3.600%, 02/01/23	$437,903	0.1
380,000		Energy Transfer Partners L.P., 4.900%, 02/01/24	387,090	0.0
768,000		Enterprise Products Operating L.P., 6.500%, 01/31/19	911,822	0.1
252,000		EOG Resources, Inc., 2.625%, 03/15/23	232,716	0.0
250,000		Hess Corp., 8.125%, 02/15/19	311,519	0.0
659,000		Husky Energy, Inc., 5.900%, 06/15/14	682,917	0.1
676,000		Husky Energy, Inc., 7.250%, 12/15/19	828,827	0.1
720,000		Kinder Morgan Energy Partners L.P., 4.150%, 02/01/24	708,280	0.1
15,000		Kinder Morgan Energy Partners L.P., 7.400%, 03/15/31	17,707	0.0
420,000		Kinder Morgan Energy Partners L.P., 7.750%, 03/15/32	516,495	0.1
536,000		Petrobras Global Finance BV, 2.408%, 01/15/19	527,156	0.1
1,403,000		Petro-Canada, 6.050%, 05/15/18	1,637,528	0.2
778,000		Spectra Energy Capital, LLC, 8.000%, 10/01/19	947,519	0.1
1,050,000		Total Capital International SA, 1.550%, 06/28/17	1,056,482	0.1
423,000		Transocean, Inc., 3.800%, 10/15/22	399,205	0.1
			12,089,985	1.4

		Financials: 4.3%
870,000	#	ABN AMRO Bank NV, 2.035%, 01/30/14	874,392	0.1
850,000		ACE INA Holdings, Inc., 2.700%, 03/13/23	799,847	0.1
1,520,000		American International Group, Inc., 4.875%, 06/01/22	1,634,123	0.2
265,000		Allstate Corp./The, 5.750%, 08/15/53	258,872	0.0
892,000		American Express Co., 5.500%, 09/12/16	998,652	0.1
850,000	#	American Tower Trust I, 3.070%, 03/15/23	807,412	0.1
521,000	#	Banco Bradesco S.A./Cayman Islands, 6.750%, 09/29/19	565,285	0.1
710,000		Banco de Credito del Peru/Panama, 5.375%, 09/16/20	720,650	0.1
617,000		Bank of America Corp., 5.490%, 03/15/19	674,238	0.1
420,000		Bank of America Corp., 7.375%, 05/15/14	437,228	0.0
590,000		Bank of America Corp., 7.625%, 06/01/19	724,519	0.1
740,000	#	Bank of Tokyo-Mitsubishi UFJ Ltd/The, 4.100%, 09/09/23	753,211	0.1
690,000	#	BBVA, 6.750%, 09/30/22	715,875	0.1
558,000	#	BNP Paribas, 7.195%, 06/29/49	562,883	0.1
365,000		Boston Properties, Inc., 5.000%, 06/01/15	389,453	0.0
754,000	#	BPCE S.A., 12.500%, 08/29/49	955,695	0.1
1,268,000		Capital One Financial Corp., 6.150%, 09/01/16	1,413,366	0.2
1,274,000		Chubb Corp., 6.375%, 03/29/67	1,372,735	0.2
1,490,000		Citigroup, Inc., 2.500%, 09/26/18	1,483,785	0.2
295,000		Citigroup, Inc., 3.375%, 03/01/23	281,393	0.0
680,000	#	Credit Suisse AG, 6.500%, 08/08/23	689,494	0.1
800,000		Credit Suisse New York, 5.500%, 05/01/14	823,766	0.1
965,000	#	ERAC USA Finance, LLC, 7.000%, 10/15/37	1,146,864	0.1
761,000		ERP Operating L.P., 4.625%, 12/15/21	804,965	0.1
210,000		ERP Operating L.P., 5.375%, 08/01/16	233,364	0.0
1,113,000		Goldman Sachs Group, Inc., 5.625%, 01/15/17	1,227,127	0.1
615,000		HCP, Inc., 5.375%, 02/01/21	670,361	0.1
572,000		HSBC Holdings PLC, 5.100%, 04/05/21	631,284	0.1
258,000		JPMorgan Chase & Co., 3.250%, 09/23/22	243,964	0.0
1,020,000		JPMorgan Chase & Co., 6.300%, 04/23/19	1,196,761	0.1
780,000		Marsh & McLennan Cos, Inc., 4.800%, 07/15/21	844,655	0.1
470,000	#	Metropolitan Life Global Funding I, 5.125%, 06/10/14	485,138	0.1
1,730,000		Morgan Stanley, 6.625%, 04/01/18	2,010,827	0.2
932,000		PNC Funding Corp., 5.625%, 02/01/17	1,039,907	0.1
208,000		Royal Bank of Scotland Group PLC, 2.550%, 09/18/15	212,581	0.0
400,000	#	Santander US Debt SA Unipersonal, 3.781%, 10/07/15	408,206	0.0
1,228,000		Simon Property Group L.P., 5.875%, 03/01/17	1,387,189	0.2

ING MFS TOTAL RETURN PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Financials: (continued)
820,000	#	Svenska Handelsbanken AB, 4.875%, 06/10/14	$845,171	0.1
200,000	#, L	Swedbank AB, 2.125%, 09/29/17	201,876	0.0
1,530,000	#	Temasek Financial I Ltd., 2.375%, 01/23/23	1,404,765	0.2
540,000		Toyota Motor Credit Corp., 3.200%, 06/17/15	565,052	0.1
730,000		Toyota Motor Credit Corp., 3.400%, 09/15/21	737,262	0.1
687,000		Wachovia Corp., 5.250%, 08/01/14	713,512	0.1
840,000	#	WEA Finance, LLC, 4.625%, 05/10/21	887,815	0.1
227,000	#	WEA Finance, LLC, 6.750%, 09/02/19	270,308	0.0
930,000		Wells Fargo & Co., 2.100%, 05/08/17	950,458	0.1
430,000	#	ZFS Finance USA Trust V, 6.500%, 05/09/37	453,650	0.0
			37,509,936	4.3

		Health Care: 0.9%
1,560,000		AbbVie, Inc., 1.200%, 11/06/15	1,566,579	0.2
510,000		Baxter International, Inc., 3.200%, 06/15/23	498,855	0.1
980,000		CareFusion Corp., 6.375%, 08/01/19	1,123,991	0.1
1,100,000		Express Scripts Holding Co., 2.650%, 02/15/17	1,135,146	0.1
832,000		Hospira, Inc., 6.050%, 03/30/17	913,568	0.1
1,054,000	#	Roche Holdings, Inc., 6.000%, 03/01/19	1,254,299	0.1
1,060,000		Teva Pharmaceutical Finance IV BV, 3.650%, 11/10/21	1,054,324	0.1
502,000		WellPoint, Inc., 3.300%, 01/15/23	474,326	0.1
			8,021,088	0.9

		Industrials: 0.4%
259,000		ABB Finance USA, Inc., 2.875%, 05/08/22	250,686	0.0
873,000	#	Atlas Copco AB, 5.600%, 05/22/17	985,334	0.1
772,000	#	BAE Systems Holdings, Inc., 5.200%, 08/15/15	825,175	0.1
431,000		General Electric Capital Corp., 3.100%, 01/09/23	404,166	0.1
710,000		General Electric Co., 2.700%, 10/09/22	671,321	0.1
360,000		United Technologies Corp., 3.100%, 06/01/22	354,958	0.0
			3,491,640	0.4

		Information Technology: 0.2%
308,000		Apple, Inc., 3.850%, 05/04/43	259,107	0.1
940,000		Baidu, Inc., 3.500%, 11/28/22	864,703	0.1
243,000		eBay, Inc., 1.350%, 07/15/17	241,577	0.0
			1,365,387	0.2

		Materials: 0.2%
860,000	#	Freeport-McMoRan Copper & Gold, Inc., 3.875%, 03/15/23	794,752	0.1
770,000		Rio Tinto Finance USA PLC, 3.500%, 03/22/22	745,969	0.1
252,000		Vale Overseas Ltd., 4.625%, 09/15/20	256,290	0.0
198,000		Vale Overseas Ltd., 6.875%, 11/10/39	201,432	0.0
			1,998,443	0.2

		Telecommunication Services: 0.5%
320,000	#	Crown Castle Towers, LLC, 4.883%, 08/15/20	340,181	0.0
605,000	#	Crown Castle Towers, LLC, 6.113%, 01/15/20	685,397	0.1
1,230,000		Rogers Communications, Inc., 6.800%, 08/15/18	1,470,908	0.2
653,000		Telecom Italia Capital S.A., 5.250%, 11/15/13	655,989	0.1
1,067,000		Verizon Communications, Inc., 6.400%, 09/15/33	1,188,245	0.1
			4,340,720	0.5

		Utilities: 0.6%
377,000		Midamerican Funding, LLC, 6.927%, 03/01/29	465,346	0.1
669,000		Oncor Electric Delivery Co., 7.000%, 09/01/22	828,558	0.1
730,000		Pacific Gas & Electric Co., 4.600%, 06/15/43	683,106	0.1
730,000		PPL Capital Funding, Inc., 3.400%, 06/01/23	681,949	0.1
907,000		Progress Energy, Inc., 3.150%, 04/01/22	869,206	0.1
765,000		PSEG Power, LLC, 5.320%, 09/15/16	847,589	0.1
404,000	#	State Grid Overseas Investment 2013 Ltd., 1.750%, 05/22/18	394,526	0.0
			4,770,280	0.6

		Total Corporate Bonds/Notes (Cost $84,533,432)	88,063,439	10.1

COLLATERALIZED MORTGAGE OBLIGATIONS: 2.1%
19,976	#	BlackRock Capital Finance LP, 7.750%, 09/25/26	4,588	0.0

ING MFS TOTAL RETURN PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,050,000		Citigroup Commercial Mortgage Trust, 5.885%, 12/10/49	$2,321,878	0.3
1,442,297		Credit Suisse Mortgage Capital Certificates, 5.695%, 09/15/40	1,613,865	0.2
138,668		Freddie Mac, 4.186%, 08/25/19	152,044	0.0
127,920	#	GG1C Funding Corp., 5.129%, 01/15/14	128,392	0.0
122,000		Greenwich Capital Commercial Funding Corp., 5.475%, 03/10/39	128,950	0.0
3,048,349	L	GS Mortgage Securities Corp. II, 5.993%, 08/10/45	3,388,272	0.4
1,180,000		JPMorgan Chase Commercial Mortgage Securities Corp., 4.780%, 07/15/42	1,241,150	0.1
1,452,000		JPMorgan Chase Commercial Mortgage Securities Corp., 4.948%, 09/12/37	1,524,755	0.2
1,162,113		JPMorgan Chase Commercial Mortgage Securities Corp., 5.449%, 05/15/41	1,175,740	0.1
1,278,215		JPMorgan Chase Commercial Mortgage Securities Corp., 6.002%, 06/15/49	1,440,211	0.2
1,724,216		Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.810%, 06/12/50	1,928,862	0.2
1,978,884	#, ˆ	Morgan Stanley Capital I, 1.113%, 11/15/30	34,132	0.0
873,375	#	Spirit Master Funding, LLC, 5.050%, 07/20/23	882,109	0.1
964,409		Wachovia Bank Commercial Mortgage Trust, 5.936%, 06/15/49	1,075,549	0.1
1,200,000		Wachovia Bank Commercial Mortgage Trust, 6.123%, 02/15/51	1,328,955	0.2
376,601		W3A Funding Corp., 8.090%, 01/02/17	376,436	0.0

		Total Collateralized Mortgage Obligations (Cost $17,923,894)	18,745,888	2.1

MUNICIPAL BONDS: 0.1%
		New Jersey: 0.1%
900,000		New Jersey State Turnpike Authority, 7.414%, 01/01/40	1,170,000	0.1

		Total Municipal Bonds (Cost $935,092)	1,170,000	0.1

ASSET-BACKED SECURITIES: 0.6%
		Home Equity Asset-Backed Securities: 0.2%
926,785	#	Bayview Financial Revolving Mortgage Loan Trust, 1.779%, 12/28/40	445,539	0.1
454,147		GMAC Mortgage Corp. Loan Trust, 5.805%, 10/25/36	442,033	0.0
1,122,211		Residential Funding Mortgage Securities II, Inc., 5.320%, 12/25/35	780,010	0.1
			1,667,582	0.2

		Other Asset-Backed Securities: 0.4%
96,274	#	CT CDO III Ltd., 5.160%, 06/25/35	97,236	0.0
710,000	#	Race Point IV CLO Ltd., 0.465%, 08/01/21	700,103	0.1
291,442		Small Business Administration, 4.770%, 04/01/24	312,428	0.0
410,549		Small Business Administration, 4.990%, 09/01/24	448,278	0.0
1,562,566		Small Business Administration, 5.110%, 08/01/25	1,706,986	0.2
479,177		Small Business Administration, 5.180%, 05/01/24	522,751	0.1
			3,787,782	0.4

		Total Asset-Backed Securities (Cost $6,041,955)	5,455,364	0.6

U.S. TREASURY OBLIGATIONS: 12.5%
		U.S. Treasury Bonds: 3.6%
4,607,000		3.125%, due 05/15/19	4,994,094	0.6
183,000		3.750%, due 11/15/18	204,267	0.0
24,000		4.500%, due 02/15/36	27,727	0.0
16,689,500		4.500%, due 08/15/39	19,262,036	2.2
485,000		4.750%, due 08/15/17	554,643	0.1
792,000		5.000%, due 05/15/37	978,367	0.1
978,000		5.125%, due 05/15/16	1,096,238	0.1
131,000		5.250%, due 02/15/29	163,832	0.0
258,000		5.375%, due 02/15/31	329,172	0.1
125,000		6.000%, due 02/15/26	165,430	0.0
390,000		6.750%, due 08/15/26	550,083	0.1
390,000		8.000%, due 11/15/21	558,477	0.1
1,444,000		8.500%, due 02/15/20	2,033,558	0.2
57,000		9.875%, due 11/15/15	68,489	0.0
			30,986,413	3.6

		U.S. Treasury Notes: 8.9%
3,304,000		0.500%, due 08/15/14	3,315,293	0.4
28,325,000		0.875%, due 12/31/16	28,434,533	3.2
25,641,000		2.125%, due 05/31/15	26,438,768	3.0
663,000		2.625%, due 02/29/16	698,067	0.1
2,011,900		2.750%, due 02/15/19	2,141,730	0.2
13,512,000		3.125%, due 05/15/21	14,446,760	1.7

ING MFS TOTAL RETURN PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

U.S. TREASURY OBLIGATIONS: (continued)
		U.S. Treasury Notes: (continued)
2,588,000		3.500%, due 05/15/20	$2,855,291	0.3
			78,330,442	8.9

		Total U.S. Treasury Obligations (Cost $107,931,633)	109,316,855	12.5

U.S. GOVERNMENT AGENCY OBLIGATIONS: 12.6%
		Federal Home Loan Mortgage Corporation: 3.2%##
308,000		1.869%, due 11/25/19	300,075	0.1
141,415		2.303%, due 09/25/18	143,422	0.0
392,000		2.412%, due 08/25/18	400,579	0.1
1,945,415		3.000%, due 10/01/42	1,895,800	0.2
216,274		3.000%, due 04/01/43	210,911	0.0
1,476,651		3.000%, due 04/01/43	1,439,101	0.2
443,106		3.000%, due 05/01/43	432,114	0.1
256,160		3.000%, due 05/01/43	249,807	0.0
584,561		3.000%, due 05/01/43	569,696	0.1
255,824		3.000%, due 05/01/43	249,320	0.0
162,000		3.320%, due 02/25/23	162,910	0.0
840,162		3.500%, due 02/01/42	854,201	0.1
514,223		3.500%, due 04/01/42	523,594	0.1
708,077		3.500%, due 12/01/42	720,119	0.1
676,064		3.500%, due 12/01/42	687,564	0.1
431,679		3.500%, due 01/01/43	439,287	0.1
364,116		3.500%, due 04/01/43	370,318	0.1
430,570		3.500%, due 07/01/43	438,182	0.1
59,641		3.500%, due 07/01/43	60,694	0.0
879,000		3.808%, due 08/25/20	935,477	0.1
264,180		3.882%, due 11/25/17	286,548	0.0
1,367,540		4.000%, due 11/01/40	1,432,573	0.2
1,798,749		4.000%, due 01/01/41	1,884,292	0.2
148,296		4.500%, due 08/01/18	157,022	0.0
172,113		4.500%, due 11/01/18	182,237	0.0
484,813		4.500%, due 01/01/19	513,443	0.1
630,236		4.500%, due 08/01/24	667,281	0.1
76,740		4.500%, due 04/01/35	82,140	0.0
558,921		4.500%, due 07/01/39	595,857	0.1
281,997		4.500%, due 09/01/39	300,577	0.1
169,120		4.500%, due 10/01/39	180,314	0.0
17,682		5.000%, due 03/01/18	18,765	0.0
57,469		5.000%, due 05/01/18	61,001	0.0
85,951		5.000%, due 05/01/18	91,203	0.0
164,158		5.000%, due 02/01/19	174,231	0.0
730,828		5.000%, due 09/01/33	793,304	0.1
189,035		5.000%, due 03/01/34	206,445	0.0
93,281		5.000%, due 04/01/34	101,295	0.0
134,360		5.000%, due 08/01/35	145,289	0.0
86,908		5.000%, due 10/01/35	93,878	0.0
247,982		5.000%, due 10/01/35	266,955	0.0
151,365		5.000%, due 11/01/35	163,472	0.0
144,104		5.000%, due 12/01/36	155,803	0.0
1,035,849		5.000%, due 07/01/39	1,118,127	0.1
1,064,000		5.085%, due 03/25/19	1,215,174	0.2
190,016		5.500%, due 01/01/19	204,043	0.0
20,530		5.500%, due 07/01/19	21,992	0.0
29,076		5.500%, due 08/01/19	31,097	0.0
2,063		5.500%, due 02/01/20	2,211	0.0
24,699		5.500%, due 10/01/21	26,529	0.0
5,385		5.500%, due 10/01/24	5,877	0.0
206,123		5.500%, due 06/01/25	225,201	0.0
110,091		5.500%, due 07/01/25	120,335	0.0
172,735		5.500%, due 08/01/25	188,976	0.0
28,617		5.500%, due 09/01/25	31,272	0.0
336,489		5.500%, due 12/01/33	367,766	0.1
281,655		5.500%, due 12/01/33	310,590	0.1
589,311		5.500%, due 01/01/34	644,185	0.1
102,851		5.500%, due 04/01/34	113,335	0.0
66,393		5.500%, due 11/01/34	72,484	0.0
104,831		5.500%, due 09/01/35	113,667	0.0
13,918		5.500%, due 10/01/35	15,287	0.0
53,561		5.500%, due 02/01/37	57,929	0.0
4,332		6.000%, due 04/01/16	4,511	0.0
28,172		6.000%, due 04/01/17	29,857	0.0
18,485		6.000%, due 07/01/17	19,410	0.0
22,401		6.000%, due 10/01/17	23,544	0.0
199,388		6.000%, due 08/01/19	215,022	0.0
65,657		6.000%, due 08/01/19	71,119	0.0
20,148		6.000%, due 09/01/19	21,679	0.0
45,581		6.000%, due 05/01/21	49,688	0.0
239,898		6.000%, due 02/01/23	261,762	0.0
25,076		6.000%, due 12/01/25	27,418	0.0
55,950		6.000%, due 02/01/26	61,118	0.0
144,625		6.000%, due 04/01/34	159,804	0.0
18,915		6.000%, due 05/01/34	20,628	0.0
14,904		6.000%, due 07/01/34	16,497	0.0
29,827		6.000%, due 07/01/34	32,564	0.0
53,472		6.000%, due 07/01/34	58,304	0.0
62,476		6.000%, due 08/01/34	68,165	0.0
9,565		6.000%, due 08/01/34	10,557	0.0
381,491		6.000%, due 08/01/34	418,548	0.1
12,742		6.000%, due 08/01/34	13,949	0.0
43,414		6.000%, due 09/01/34	47,343	0.0
89,201		6.000%, due 07/01/35	98,601	0.0
184,679		6.000%, due 08/01/35	204,049	0.0
230,051		6.000%, due 11/01/35	251,824	0.0
112,211		6.000%, due 03/01/36	123,473	0.0
208,477		6.000%, due 10/01/36	230,201	0.0
21,889		6.000%, due 03/01/37	23,872	0.0
56,953		6.000%, due 05/01/37	62,454	0.0
23,176		6.500%, due 05/01/34	26,029	0.0
25,560		6.500%, due 05/01/34	28,716	0.0
56,784		6.500%, due 06/01/34	64,293	0.0
17,865		6.500%, due 06/01/34	20,061	0.0
29,647		6.500%, due 06/01/34	33,414	0.0
26,715		6.500%, due 08/01/34	31,323	0.0
3,461		6.500%, due 08/01/34	3,835	0.0
256,215		6.500%, due 08/01/34	289,922	0.0
107,353		6.500%, due 08/01/34	121,487	0.0
15,002		6.500%, due 08/01/34	16,952	0.0
75,375		6.500%, due 10/01/34	83,625	0.0
722		6.500%, due 11/01/34	800	0.0
4,191		6.500%, due 09/01/35	4,788	0.0
133,648		6.500%, due 05/01/37	149,154	0.0
125,383		6.500%, due 07/01/37	140,031	0.0
51,417		6.500%, due 07/01/37	57,061	0.0
22,159		6.500%, due 02/01/38	24,554	0.0
			28,245,179	3.2

		Federal National Mortgage Association: 7.2%##
411,235		2.500%, due 02/01/28	414,557	0.1
243,974		2.500%, due 05/01/28	245,945	0.0
700,000		2.578%, due 09/25/18	723,119	0.1
4,518,000	W	3.000%, due 09/25/26	4,666,247	0.5
179,572		3.000%, due 03/01/27	186,441	0.0
539,769		3.000%, due 04/01/27	560,461	0.1

ING MFS TOTAL RETURN PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal National Mortgage Association: (continued)
3,749,000	W	3.500%, due 02/15/41	$3,806,407	0.5
124,197		3.500%, due 11/01/41	126,634	0.0
701,904		3.500%, due 01/01/42	715,614	0.1
74,772		3.500%, due 01/01/42	76,289	0.0
225,059		3.500%, due 01/01/42	229,616	0.0
1,142,549		3.500%, due 04/01/43	1,164,373	0.1
2,351,538		3.500%, due 05/01/43	2,400,088	0.3
735,000		3.500%, due 06/01/43	750,137	0.1
1,838,714		3.500%, due 07/01/43	1,876,624	0.2
4,472,199		3.500%, due 09/01/43	4,564,411	0.5
116,692		3.800%, due 02/01/18	125,130	0.0
138,116		3.849%, due 07/01/18	149,878	0.0
96,571		3.910%, due 02/01/18	104,774	0.0
1,005,000	W	4.000%, due 07/25/39	1,054,465	0.1
5,561,000	W	4.000%, due 08/25/40	5,815,590	0.7
238,513		4.000%, due 02/01/41	250,778	0.0
56,654		4.500%, due 04/01/18	60,321	0.0
141,863		4.500%, due 06/01/18	150,977	0.0
18,460		4.500%, due 07/01/18	19,652	0.0
139,385		4.500%, due 03/01/19	148,377	0.0
65,773		4.500%, due 04/01/20	70,013	0.0
398,947		4.500%, due 08/01/33	427,959	0.1
1,206,906		4.500%, due 03/01/34	1,293,665	0.2
2,052,000	W	4.500%, due 11/15/35	2,186,021	0.3
526,014		4.500%, due 02/01/41	564,942	0.1
516,994		4.500%, due 04/01/41	555,049	0.1
112,623		4.600%, due 09/01/19	124,977	0.0
423,118		4.629%, due 05/01/14	426,674	0.1
12,129		4.789%, due 02/01/14	12,131	0.0
333,248		4.826%, due 08/01/14	338,324	0.1
278,242		4.880%, due 03/01/20	305,657	0.1
296,912		4.908%, due 04/01/15	310,134	0.1
248,000		4.940%, due 08/01/15	261,720	0.0
107,567		5.000%, due 11/01/17	114,920	0.0
351,937		5.000%, due 02/01/18	375,263	0.1
384,838		5.000%, due 12/01/18	410,314	0.1
140,757		5.000%, due 07/01/19	150,811	0.0
184,791		5.000%, due 12/01/20	197,897	0.0
161,617		5.000%, due 11/01/33	176,053	0.0
176,599		5.000%, due 03/01/34	192,354	0.0
94,491		5.000%, due 05/01/34	102,726	0.0
96,327		5.000%, due 08/01/34	104,726	0.0
279,662		5.000%, due 09/01/34	304,173	0.1
139,603		5.000%, due 01/01/35	151,495	0.0
254,441		5.000%, due 06/01/35	276,809	0.0
272,506		5.000%, due 07/01/35	296,261	0.0
682,297		5.000%, due 07/01/35	742,005	0.1
195,002		5.000%, due 08/01/35	211,832	0.0
80,118		5.000%, due 09/01/35	87,108	0.0
781,756		5.000%, due 10/01/35	849,396	0.1
81,013		5.000%, due 01/01/36	87,965	0.0
128,991		5.000%, due 07/01/39	141,016	0.0
384,384		5.000%, due 10/01/39	423,353	0.1
146,348		5.000%, due 11/01/39	160,028	0.0
131,218		5.000%, due 11/01/40	143,113	0.0
65,734		5.000%, due 11/01/40	71,253	0.0
84,705		5.000%, due 01/01/41	92,272	0.0
115,536		5.000%, due 03/01/41	125,961	0.0
7,841		5.190%, due 11/01/15	8,412	0.0
328,861		5.370%, due 05/01/18	375,416	0.1
39,146		5.450%, due 04/01/17	43,950	0.0
261,407		5.464%, due 11/01/15	280,659	0.0
144,047		5.500%, due 11/01/17	151,981	0.0
88,881		5.500%, due 01/01/18	93,760	0.0
157,650		5.500%, due 02/01/18	166,376	0.0
170,573		5.500%, due 06/01/19	183,069	0.0
93,312		5.500%, due 07/01/19	100,023	0.0
70,996		5.500%, due 07/01/19	76,195	0.0
16,138		5.500%, due 07/01/19	16,993	0.0
97,985		5.500%, due 08/01/19	105,026	0.0
92,200		5.500%, due 09/01/19	98,936	0.0
28,912		5.500%, due 09/01/19	30,639	0.0
283,679		5.500%, due 02/01/33	310,196	0.1
3,209		5.500%, due 03/01/33	3,497	0.0
9,946		5.500%, due 05/01/33	10,923	0.0
109,363		5.500%, due 06/01/33	119,720	0.0
297,761		5.500%, due 06/01/33	327,548	0.1
756,795		5.500%, due 07/01/33	828,304	0.1
28,526		5.500%, due 07/01/33	31,206	0.0
222,685		5.500%, due 11/01/33	243,733	0.0
67,157		5.500%, due 12/01/33	73,161	0.0
50,830		5.500%, due 01/01/34	56,151	0.0
149,170		5.500%, due 01/01/34	163,743	0.0
98,927		5.500%, due 01/01/34	108,331	0.0
148,111		5.500%, due 02/01/34	163,670	0.0
62,800		5.500%, due 02/01/34	69,309	0.0
83,330		5.500%, due 02/01/34	91,879	0.0
214,082		5.500%, due 02/01/34	234,310	0.0
52,377		5.500%, due 03/01/34	58,244	0.0
46,863		5.500%, due 03/01/34	52,063	0.0
55,871		5.500%, due 04/01/34	61,780	0.0
62,892		5.500%, due 04/01/34	69,503	0.0
126,362		5.500%, due 05/01/34	138,227	0.0
257,449		5.500%, due 05/01/34	284,640	0.0
164,307		5.500%, due 05/01/34	181,756	0.0
165,002		5.500%, due 05/01/34	180,918	0.0
42,441		5.500%, due 06/01/34	46,273	0.0
412,849		5.500%, due 07/01/34	451,378	0.1
22,011		5.500%, due 07/01/34	23,969	0.0
53,179		5.500%, due 07/01/34	57,893	0.0
83,552		5.500%, due 07/01/34	91,715	0.0
70,584		5.500%, due 07/01/34	77,536	0.0
40,635		5.500%, due 07/01/34	44,337	0.0
45,103		5.500%, due 07/01/34	49,510	0.0
10,184		5.500%, due 09/01/34	11,110	0.0
117,202		5.500%, due 09/01/34	127,866	0.0
99,486		5.500%, due 09/01/34	109,261	0.0
89,170		5.500%, due 09/01/34	97,933	0.0
439,331		5.500%, due 09/01/34	482,261	0.1
25,020		5.500%, due 09/01/34	27,225	0.0
58,084		5.500%, due 09/01/34	63,332	0.0
235,335		5.500%, due 09/01/34	258,169	0.0
4,946		5.500%, due 09/01/34	5,390	0.0
134,838		5.500%, due 10/01/34	147,055	0.0
253,285		5.500%, due 10/01/34	277,893	0.0
338,823		5.500%, due 10/01/34	372,129	0.1
336,034		5.500%, due 11/01/34	366,643	0.1
1,128		5.500%, due 11/01/34	1,228	0.0
188,989		5.500%, due 11/01/34	207,590	0.0
231,199		5.500%, due 12/01/34	253,960	0.0
519,128		5.500%, due 12/01/34	569,701	0.1
16,505		5.500%, due 02/01/35	18,262	0.0
5,033		5.500%, due 04/01/35	5,510	0.0
136,105		5.500%, due 04/01/35	148,381	0.0
505,295		5.500%, due 09/01/35	559,367	0.1
137,586		5.500%, due 08/01/38	149,711	0.0

ING MFS TOTAL RETURN PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets

U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal National Mortgage Association: (continued)
292,205	5.662%, due 02/01/16	$317,787	0.1
187,489	5.725%, due 07/01/16	207,813	0.0
56,494	6.000%, due 02/01/17	59,957	0.0
2,135	6.000%, due 03/01/17	2,257	0.0
72,187	6.000%, due 08/01/17	76,897	0.0
35,374	6.000%, due 03/01/18	37,597	0.0
307,824	6.000%, due 11/01/18	328,695	0.1
39,484	6.000%, due 01/01/21	43,064	0.0
18,642	6.000%, due 01/01/34	20,407	0.0
46,996	6.000%, due 03/01/34	51,680	0.0
39,808	6.000%, due 03/01/34	44,181	0.0
166,976	6.000%, due 04/01/34	182,772	0.0
380,404	6.000%, due 04/01/34	417,426	0.1
253,269	6.000%, due 04/01/34	276,789	0.0
9,713	6.000%, due 05/01/34	10,631	0.0
50,007	6.000%, due 05/01/34	55,426	0.0
297,897	6.000%, due 06/01/34	330,563	0.1
34,607	6.000%, due 06/01/34	37,889	0.0
41,955	6.000%, due 06/01/34	46,547	0.0
170,729	6.000%, due 06/01/34	189,023	0.0
379,197	6.000%, due 06/01/34	420,296	0.1
144,968	6.000%, due 07/01/34	158,604	0.0
131,410	6.000%, due 07/01/34	145,519	0.0
164,726	6.000%, due 07/01/34	180,376	0.0
98,103	6.000%, due 07/01/34	107,888	0.0
16,762	6.000%, due 07/01/34	18,330	0.0
11,710	6.000%, due 08/01/34	12,796	0.0
27,026	6.000%, due 08/01/34	29,516	0.0
213,778	6.000%, due 08/01/34	233,871	0.0
289,870	6.000%, due 08/01/34	316,605	0.1
61,560	6.000%, due 10/01/34	68,269	0.0
240,145	6.000%, due 10/01/34	263,237	0.0
149,124	6.000%, due 10/01/34	165,203	0.0
10,745	6.000%, due 11/01/34	11,812	0.0
50,573	6.000%, due 11/01/34	55,223	0.0
100,911	6.000%, due 04/01/35	111,703	0.0
4,986	6.000%, due 08/01/35	5,519	0.0
79,928	6.000%, due 09/01/35	87,852	0.0
20,992	6.000%, due 09/01/35	23,051	0.0
97,354	6.000%, due 10/01/35	107,985	0.0
63,232	6.000%, due 10/01/35	69,975	0.0
1,971	6.000%, due 11/01/35	2,177	0.0
405,112	6.000%, due 12/01/35	442,559	0.1
99,668	6.000%, due 12/01/35	109,144	0.0
107,090	6.000%, due 12/01/35	118,878	0.0
1,872	6.000%, due 02/01/36	2,074	0.0
172,347	6.000%, due 03/01/36	190,457	0.0
219,483	6.000%, due 04/01/36	240,298	0.0
3,111	6.000%, due 06/01/36	3,399	0.0
135,972	6.000%, due 07/01/37	150,659	0.0
105,814	6.500%, due 06/01/31	119,577	0.0
301	6.500%, due 07/01/31	336	0.0
3,837	6.500%, due 07/01/31	4,248	0.0
188	6.500%, due 08/01/31	210	0.0
93,189	6.500%, due 09/01/31	103,371	0.0
49,381	6.500%, due 12/01/31	55,021	0.0
1,171	6.500%, due 01/01/32	1,323	0.0
1,746	6.500%, due 02/01/32	1,933	0.0
195,444	6.500%, due 07/01/32	218,773	0.0
295,122	6.500%, due 08/01/32	334,763	0.1
212,968	6.500%, due 01/01/33	235,808	0.0
52,000	6.500%, due 04/01/34	60,138	0.0
283,065	6.500%, due 08/01/34	319,094	0.1
1,293	6.500%, due 04/01/36	1,456	0.0
98,249	6.500%, due 05/01/36	110,378	0.0
48,457	6.500%, due 01/01/37	53,696	0.0
146,693	6.500%, due 02/01/37	162,542	0.0
12,303	6.500%, due 02/01/37	13,654	0.0
6,397	6.500%, due 02/01/37	7,091	0.0
304,557	6.500%, due 07/01/37	336,651	0.1
22,217	7.500%, due 02/01/30	24,854	0.0
63,993	7.500%, due 03/01/31	72,980	0.0
2,734	7.500%, due 11/01/31	3,203	0.0
465	7.500%, due 02/01/32	567	0.0
97,000	3.154%, due 02/25/18	102,491	0.0
52,671	5.500%, due 05/01/35	57,072	0.0
		62,942,016	7.2

	Government National Mortgage Association: 2.1%
651,456	3.000%, due 02/15/43	643,554	0.1
1,305,719	3.000%, due 06/20/43	1,292,918	0.2
796,232	3.000%, due 07/20/43	788,425	0.1
380,450	3.500%, due 12/15/41	392,793	0.1
260,748	3.500%, due 02/15/42	268,793	0.0
2,379,072	3.500%, due 07/01/42	2,458,863	0.3
1,888,544	3.500%, due 06/20/43	1,951,860	0.2
1,872,588	4.000%, due 01/20/41	1,991,186	0.2
470,446	4.000%, due 02/20/41	500,228	0.1
353,419	4.000%, due 04/20/41	376,128	0.1
871,212	4.000%, due 02/20/42	924,178	0.1
32,159	4.500%, due 07/20/33	34,993	0.0
45,578	4.500%, due 09/15/33	49,479	0.0
221,161	4.500%, due 09/20/33	240,580	0.0
69,393	4.500%, due 12/20/34	75,499	0.0
664,749	4.500%, due 11/15/39	717,953	0.1
467,684	4.500%, due 03/15/40	511,941	0.1
818,658	4.500%, due 04/15/40	885,976	0.1
304,488	4.500%, due 06/15/40	330,245	0.0
444,380	4.500%, due 01/20/41	481,078	0.1
267,068	4.500%, due 06/20/41	288,340	0.0
33,178	5.000%, due 07/20/33	36,402	0.0
67,547	5.000%, due 03/15/34	74,223	0.0
199,978	5.000%, due 06/15/34	219,744	0.0
54,611	5.000%, due 10/15/34	59,869	0.0
306,618	5.500%, due 11/15/32	336,636	0.0
1,075,915	5.500%, due 05/15/33	1,189,541	0.1
28,378	5.500%, due 08/15/33	31,432	0.0
158,134	5.500%, due 08/15/33	174,836	0.0
17,556	5.500%, due 12/15/33	19,644	0.0
154,579	6.000%, due 09/15/32	172,877	0.0
5,433	6.000%, due 09/15/32	6,088	0.0
1,553	6.000%, due 10/15/32	1,740	0.0
14,649	6.000%, due 10/15/32	16,766	0.0
356,704	6.000%, due 04/15/33	399,759	0.1
8,984	6.000%, due 04/15/34	10,043	0.0
78,652	6.000%, due 07/15/34	87,922	0.0
74,440	6.000%, due 07/15/34	83,196	0.0
157,059	6.000%, due 07/15/34	175,569	0.0
44,778	6.000%, due 09/15/34	49,542	0.0
161,355	6.000%, due 11/20/34	181,652	0.0
224,546	6.000%, due 02/20/35	258,159	0.0
45,055	6.000%, due 04/20/35	50,003	0.0
		18,840,653	2.1

ING MFS TOTAL RETURN PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Other U.S. Agency Obligations: 0.1%
425,000		9.650%, due 11/02/18	$586,945	0.1

		Total U.S. Government Agency Obligations (Cost $107,021,847)	110,614,793	12.6

FOREIGN GOVERNMENT BONDS: 1.2%
456,000	#	Achmea Hypotheekbank NV, 3.200%, 11/03/14	469,972	0.0
482,000		Asian Development Bank, 1.125%, 03/15/17	484,853	0.1
800,000		Asian Development Bank, 2.750%, 05/21/14	812,905	0.1
610,000	#	Commonwealth Bank of Australia, 5.000%, 10/15/19	686,911	0.1
248,000	#	Corp. Nacional del Cobre de Chile — CODELCO, 3.750%, 11/04/20	247,529	0.0
820,000	#	Iceland Government International Bond, 4.875%, 06/16/16	860,223	0.1
1,400,000		KFW, 4.875%, 06/17/19	1,623,651	0.2
1,156,000		Mexico Government International Bond, 4.750%, 03/08/44	1,051,960	0.1
102,000		Peruvian Government International Bond, 7.350%, 07/21/25	130,815	0.0
322,000		Petrobras International Finance Co.—Pifco, 5.375%, 01/27/21	325,192	0.0
233,000	L	Petrobras International Finance Co.—Pifco, 6.750%, 01/27/41	226,454	0.0
646,000		Petroleos Mexicanos, 8.000%, 05/03/19	783,275	0.1
538,073	#	Ras Laffan Liquefied Natural Gas Co., Ltd. II, 5.832%, 09/30/16	571,702	0.1
1,800,000	#	Russian Foreign Bond — Eurobond, 3.625%, 04/29/15	1,874,700	0.2
611,000	#	Societe Financement de l’Economie Francaise, 3.375%, 05/05/14	622,425	0.1

		Total Foreign Government Bonds (Cost $10,256,903)	10,772,567	1.2

		Total Long-Term Investments (Cost $733,424,300)	862,555,803	98.4

SHORT-TERM INVESTMENTS: 1.2%
		Securities Lending Collateralcc(1): 1.2%
2,536,396		Citigroup, Inc., Repurchase Agreement dated 09/30/13, 0.07%, due 10/01/13 (Repurchase Amount $2,536,401, collateralized by various U.S. Government Agency Obligations, 0.000%–4.875%, Market Value plus accrued interest $2,587,132, due 07/28/14–07/18/33)	2,536,396	0.3
2,536,396		Merrill Lynch & Co., Inc., Repurchase Agreement dated 09/30/13, 0.08%, due 10/01/13 (Repurchase Amount $2,536,402, collateralized by various U.S. Government Agency Obligations, 1.359%–7.000%, Market Value plus accrued interest $2,587,124, due 02/01/16–05/01/46)	2,536,396	0.3
2,536,396		Mizuho Securities USA Inc., Repurchase Agreement dated 09/30/13, 0.13%, due 10/01/13 (Repurchase Amount $2,536,405, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%–9.500%, Market Value plus accrued interest $2,587,124, due 01/02/14–09/01/45)	2,536,396	0.3
2,536,396		Morgan Stanley, Repurchase Agreement dated 09/30/13, 0.06%, due 10/01/13 (Repurchase Amount $2,536,400, collateralized by various U.S. Government Agency Obligations, 0.000%–8.500%, Market Value plus accrued interest $2,587,125, due 11/20/13–11/01/47)	2,536,396	0.3

ING MFS TOTAL RETURN PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc(1): (continued)
533,954	UBS Warburg LLC, Repurchase Agreement dated 09/30/13, 0.04%, due 10/01/13 (Repurchase Amount $533,955, collateralized by various U.S. Government Securities, 0.000%–11.250%, Market Value plus accrued interest $544,634, due 10/15/13–02/15/43)	$533,954	0.0
		10,679,538	1.2

	Total Short-Term Investments (Cost $10,679,538)	10,679,538	1.2

	Total Investments in Securities (Cost $744,103,838)	$873,235,341	99.6
	Assets in Excess of Other Liabilities	3,538,582	0.4
	Net Assets	$876,773,923	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

##	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

@	Non-income producing security

ADR	American Depositary Receipt

cc	Securities purchased with cash collateral for securities loaned.

W	Settlement is on a when-issued or delayed-delivery basis.

L	Loaned security, a portion or all of the security is on loan at September 30, 2013.

ˆ	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $757,245,733.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$136,071,759
Gross Unrealized Depreciation	(20,082,151)
Net Unrealized Appreciation	$115,989,608

ING MFS TOTAL RETURN PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2013
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$60,016,821	$—	$—	$60,016,821
Consumer Staples	53,737,860	13,767,680	—	67,505,540
Energy	48,928,035	2,592,984	—	51,521,019
Financials	100,582,153	9,220,272	—	109,802,425
Health Care	62,920,909	2,173,072	—	65,093,981
Industrials	65,506,242	1,465,511	—	66,971,753
Information Technology	43,043,823	2,301,956	—	45,345,779
Materials	14,066,322	1,574,967	—	15,641,289
Telecommunication Services	15,798,154	2,784,863	—	18,583,017
Utilities	9,711,607	4,240,782	—	13,952,389
Total Common Stock	474,311,926	40,122,087	—	514,434,013
Preferred Stock	2,706,259	1,276,625	—	3,982,884
Corporate Bonds/Notes	—	88,063,439	—	88,063,439
Collateralized Mortgage Obligations	—	18,745,888	—	18,745,888
Municipal Bonds	—	1,170,000	—	1,170,000
Short-Term Investments	—	10,679,538	—	10,679,538
U.S. Government Agency Obligations	—	110,614,793	—	110,614,793
U.S. Treasury Obligations	—	109,316,855	—	109,316,855
Asset-Backed Securities	—	5,358,128	97,236	5,455,364
Foreign Government Bonds	—	10,772,567	—	10,772,567
Total Investments, at fair value	$477,018,185	$396,119,920	$97,236	$873,235,341

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

ING MFS UTILITIES PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 93.6%
		Consumer Discretionary: 9.0%
3,643,300		Astro Malaysia Holdings Bhd	$3,263,944	0.5
567,150		Comcast Corp. — Special Class A	24,597,295	4.0
73,454	@	Liberty Global PLC — C	5,540,635	0.9
113,217		Liberty Global PLC — Class A	8,983,769	1.4
85,280		Sirius XM Radio, Inc.	330,034	0.1
6,068		Telenet Group Holding NV	302,136	0.0
105,406		Time Warner Cable, Inc.	11,763,310	1.9
31,180		Twenty-First Century Fox, Inc.	1,044,530	0.2
			55,825,653	9.0

		Energy: 15.7%
29,620		Anadarko Petroleum Corp.	2,754,364	0.4
41,130		Cabot Oil & Gas Corp.	1,534,972	0.3
66,570	@	Cheniere Energy, Inc.	2,272,700	0.4
141,930		Enbridge, Inc.	5,927,701	1.0
71,340		Ensco PLC	3,834,525	0.6
144,700		EQT Corp.	12,837,784	2.1
527,141		Kinder Morgan, Inc.	18,750,405	3.0
91,010		Noble Corp.	3,437,448	0.6
64,720		Noble Energy, Inc.	4,336,887	0.7
63,980		ONEOK Partners L.P.	3,391,580	0.5
29,420	@	QEP Midstream Partners L.P.	666,069	0.1
208,110		QEP Resources, Inc.	5,762,566	0.9
253,980		Spectra Energy Corp.	8,693,736	1.4
86,950		TransCanada Corp.	3,819,705	0.6
297,001		Williams Cos., Inc.	10,798,956	1.7
164,080		Williams Partners L.P.	8,676,550	1.4
			97,495,948	15.7

		Financials: 1.7%
140,170		American Tower Corp.	10,390,802	1.7

		Industrials: 1.1%
1,396,760		Snam Rete Gas S.p.A.	7,078,902	1.1

		Telecommunication Services: 15.4%
4,132,340		Bezeq Israeli Telecommunication Corp., Ltd.	7,598,520	1.2
227,020	@	Cellcom Israel Ltd.	2,508,571	0.4
156,579		CenturyTel, Inc.	4,913,449	0.8
204,050		Frontier Communications Corp.	850,889	0.1
6,400		KDDI Corp.	328,896	0.1
52,240		MegaFon OAO GDR	1,838,574	0.3
74,500		Mobile Telesystems OJSC	740,995	0.1
377,985		Mobile Telesystems OJSC ADR	8,413,946	1.4
599,700		Oi SA	1,149,991	0.2
737,874		Portugal Telecom SGPS S.A.	3,326,962	0.5
63,970		SBA Communications Corp.	5,147,026	0.8
691,721		TDC A/S	5,853,111	0.9
388,096		Tele2 AB	4,961,361	0.8
5,246,842		Telecom Italia S.p.A. RNC	3,486,923	0.6
150,260		Telefonica Brasil SA ADR	3,371,834	0.5
210,980		Telefonica Deutschland Holding AG	1,665,451	0.3
309,859		Tim Participacoes SA ADR	7,303,377	1.2
767,840	@	Turkcell Iletisim Hizmet AS	4,511,969	0.7
111,440		Verizon Communications, Inc.	5,199,790	0.8
2,355,928		Vodafone Group PLC	8,268,941	1.3
993,110		Windstream Holdings, Inc.	7,944,880	1.3
4,567,000		XL Axiata Tbk PT	1,677,328	0.3
125,630		Ziggo NV	5,090,814	0.8
			96,153,598	15.4

		Utilities: 50.7%
970,110		AES Corp.	12,892,762	2.1
142,600		AGL Energy Ltd.	2,054,140	0.3
55,610		AGL Resources, Inc.	2,559,728	0.4
595,459		Aguas Andinas SA	410,303	0.1
1,670,975	@	Aksa Enerji Uretim AS	2,442,213	0.4
75,070		Alliant Energy Corp.	3,719,718	0.6
19,090		Ameren Corp.	665,096	0.1
200,790		American Electric Power Co., Inc.	8,704,247	1.4
148,507		APA Group	827,420	0.1
824,450		Calpine Corp.	16,019,064	2.6
9,070		Canadian Utilities Ltd.	311,975	0.1
329,220		CenterPoint Energy, Inc.	7,891,403	1.3
104,740		CEZ A/S	2,707,902	0.4
646,000		Cheung Kong Infrastructure Holdings Ltd.	4,480,581	0.7
2,097,000		China Longyuan Power Group Corp.	2,179,378	0.4
1,282,000		China Resources Gas Group Ltd.	3,282,945	0.5
142,800		Cia Paranaense de Energia ADR	1,993,488	0.3
290,600		Cia Paranaense de Energia	4,079,126	0.7
294,500		CLP Holdings Ltd.	2,398,509	0.4
570,800		CMS Energy Corp.	15,023,456	2.4
137,500		Cia de Saneamento de Minas Gerais-COPASA	2,176,375	0.3
163,580		Dominion Resources, Inc.	10,220,478	1.6
18,670		DTE Energy Co.	1,231,847	0.2
119,710		Duke Energy Corp.	7,994,234	1.3
31,850	@	Dynegy, Inc.	615,342	0.1
239,270		Edison International	11,020,776	1.8

ING MFS UTILITIES PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Utilities: (continued)
1,101,800		EDP — Energias do Brasil S.A.	$5,965,618	1.0
2,001,362		EDP Renovaveis S.A.	10,396,780	1.7
364,127		Enagas	8,923,723	1.4
87,490		Energen Corp.	6,683,361	1.1
5,109,080		Energias de Portugal S.A.	18,664,959	3.0
202,870		Gas Natural SDG S.A.	4,241,433	0.7
267,841		Gaz de France	6,713,645	1.1
143,430		Great Plains Energy, Inc.	3,184,146	0.5
146,000		Hong Kong & China Gas	351,451	0.1
290,300		Infraestructura Energetica Nova SAB de CV	1,121,989	0.2
33,720		ITC Holdings Corp.	3,164,959	0.5
323,780		Light S.A.	2,761,107	0.4
156,747		National Grid PLC	1,851,600	0.3
191,909		NextEra Energy, Inc.	15,383,425	2.5
136,430		NiSource, Inc.	4,214,323	0.7
136,970		Northeast Utilities	5,650,013	0.9
527,529		NRG Energy, Inc.	14,417,368	2.3
261,040		OGE Energy Corp.	9,420,934	1.5
9,482,277		E.ON Russia OJSC	722,083	0.1
225,890		Oneok, Inc.	12,044,455	1.9
37,060		Pacific Gas & Electric Co.	1,516,495	0.2
68,900		Pinnacle West Capital Corp.	3,771,586	0.6
243,130		Portland General Electric Co.	6,863,560	1.1
143,371		PPL Corp.	4,355,611	0.7
351,200		Public Service Enterprise Group, Inc.	11,565,016	1.9
66,370		Questar Corp.	1,492,661	0.2
110,095		Red Electrica de Espana	6,266,679	1.0
193,273		Scottish & Southern Energy PLC	4,609,494	0.8
125,720		Sempra Energy	10,761,632	1.7
7,240		Southern Co.	298,143	0.0
20,200		Terna Participacoes SA	199,603	0.0
			315,480,358	50.7

		Total Common Stock (Cost $500,161,240)	582,425,261	93.6

PREFERRED STOCK: 4.3%
		Utilities: 4.3%
817,686		Cia Energetica de Minas Gerais	6,991,449	1.1
63,160		Dominion Resources, Inc./VA	3,368,954	0.5
63,160		Dominion Resources, Inc./VA	3,375,902	0.6
77,090		NextEra Energy, Inc.	4,212,198	0.7
166,620		PPL Corp.	8,952,493	1.4

		Total Preferred Stock (Cost $28,096,736)	26,900,996	4.3

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: 1.1%
		Telecommunication Services: 0.8%
1,891,000		SBA Communications Corp., 4.000%, 10/01/14	$5,038,333	$0.8

		Utilities: 0.3%
807,000	#	Enel SpA, 8.750%, 09/24/73	825,678	0.1
910,000	#	Viridian Group FundCo II, 11.125%, 04/01/17	985,075	0.2
			1,810,753	0.3

		Total Corporate Bonds/Notes (Cost $3,803,160)	6,849,086	1.1

		Total Investments in Securities (Cost $532,061,136)	$616,175,343	99.0
		Assets in Excess of Other Liabilities	6,396,357	1.0
		Net Assets	$622,571,700	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

@	Non-income producing security

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

Cost for federal income tax purposes is $532,632,899.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$105,710,258
Gross Unrealized Depreciation	(22,167,814)
Net Unrealized Appreciation	$83,542,444

ING MFS UTILITIES PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2013
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$52,561,709	$3,263,944	$—	$55,825,653
Energy	97,495,948	—	—	97,495,948
Financials	10,390,802	—	—	10,390,802
Industrials	—	7,078,902	—	7,078,902
Telecommunication Services	61,920,835	34,232,763	—	96,153,598
Utilities	232,365,423	83,114,935	—	315,480,358
Total Common Stock	454,734,717	127,690,544	—	582,425,261
Preferred Stock	17,948,503	8,952,493	—	26,900,996
Corporate Bonds/Notes	—	6,849,086	—	6,849,086
Total Investments, at fair value	$472,683,220	$143,492,123	$—	$616,175,343
Other Financial Instruments+
Forward Foreign Currency Contracts	—	302,350	—	302,350
Total Assets	$472,683,220	$143,794,473	$—	$616,477,693
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(2,568,088)	$—	$(2,568,088)
Total Liabilities	$—	$(2,568,088)	$—	$(2,568,088)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At September 30, 2013, the following forward foreign currency contracts were outstanding for the ING MFS Utilities Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	British Pound	1,175,000	Buy	12/18/13	$1,872,057	$1,901,129	$29,072
Barclays Bank PLC	British Pound	202,741	Buy	10/18/13	302,742	328,174	25,432
Citigroup, Inc.	British Pound	340,450	Buy	10/18/13	517,781	551,081	33,300
Credit Suisse Group AG	EU Euro	114,645	Buy	10/18/13	152,641	155,104	2,463
Credit Suisse Group AG	EU Euro	1,265,954	Buy	10/18/13	1,672,409	1,712,721	40,312
Credit Suisse Group AG	EU Euro	570,154	Buy	10/18/13	757,945	771,366	13,421
Deutsche Bank AG	EU Euro	182,162	Buy	10/18/13	242,989	246,448	3,459
Deutsche Bank AG	EU Euro	229,372	Buy	10/18/13	305,232	310,320	5,088
Deutsche Bank AG	EU Euro	16,808	Buy	10/18/13	22,389	22,740	351
Deutsche Bank AG	EU Euro	26,596	Buy	10/18/13	35,283	35,982	699
Deutsche Bank AG	EU Euro	48,662	Buy	10/18/13	64,125	65,835	1,710
Deutsche Bank AG	EU Euro	61,510	Buy	10/18/13	80,685	83,218	2,533
Deutsche Bank AG	EU Euro	788,188	Buy	10/18/13	1,044,200	1,066,347	22,147
Deutsche Bank AG	EU Euro	14,413	Buy	10/18/13	19,255	19,500	245
Deutsche Bank AG	EU Euro	102,930	Buy	10/18/13	137,412	139,255	1,843
Deutsche Bank AG	EU Euro	223,117	Buy	10/18/13	295,874	301,857	5,983
Deutsche Bank AG	EU Euro	157,802	Buy	10/18/13	206,179	213,492	7,313
Deutsche Bank AG	British Pound	156,694	Buy	10/18/13	238,955	253,639	14,684
Goldman Sachs & Co.	EU Euro	30,083	Buy	10/18/13	40,626	40,699	73
JPMorgan Chase & Co.	EU Euro	20,314	Buy	10/18/13	27,171	27,483	312

ING MFS UTILITIES PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
JPMorgan Chase & Co.	EU Euro	386,258	Buy	10/18/13	$517,545	$522,572	$5,027
JPMorgan Chase & Co.	EU Euro	55,530	Buy	10/18/13	73,299	75,126	1,827
Merrill Lynch	EU Euro	407,836	Buy	10/18/13	547,429	551,766	4,337
UBS Warburg LLC	EU Euro	15,071	Buy	10/18/13	19,887	20,389	502
UBS Warburg LLC	EU Euro	36,969	Buy	10/18/13	49,523	50,016	493
UBS Warburg LLC	EU Euro	1,114,365	Buy	10/18/13	1,487,148	1,507,635	20,487
UBS Warburg LLC	EU Euro	48,843	Buy	10/18/13	65,183	66,081	898
UBS Warburg LLC	EU Euro	164,595	Buy	10/18/13	217,636	222,682	5,046
UBS Warburg LLC	EU Euro	257,485	Buy	10/18/13	341,235	348,353	7,118
UBS Warburg LLC	British Pound	466,110	Buy	10/18/13	708,338	754,485	46,147
							$302,322

Barclays Bank PLC	EU Euro	12,670,073	Sell	12/18/13	$16,951,164	$17,144,154	$(192,990)
Credit Suisse Group AG	EU Euro	12,466	Sell	10/18/13	16,659	16,865	(206)
Credit Suisse Group AG	EU Euro	33,638	Sell	10/18/13	44,044	45,509	(1,465)
Credit Suisse Group AG	EU Euro	5,048	Sell	10/18/13	6,609	6,829	(220)
Credit Suisse Group AG	British Pound	3,708,332	Sell	10/18/13	5,536,910	6,002,622	(465,712)
Deutsche Bank AG	EU Euro	88,518	Sell	10/18/13	119,784	119,756	28
Deutsche Bank AG	British Pound	97,074	Sell	10/18/13	150,660	157,132	(6,472)
Deutsche Bank AG	EU Euro	2,115	Sell	10/18/13	2,833	2,862	(29)
Deutsche Bank AG	EU Euro	115,286	Sell	10/18/13	151,598	155,972	(4,374)
Deutsche Bank AG	EU Euro	8,510,264	Sell	10/18/13	10,926,328	11,513,613	(587,285)
Deutsche Bank AG	EU Euro	50,483	Sell	10/18/13	68,287	68,298	(11)
Goldman Sachs & Co.	EU Euro	64,570	Sell	10/18/13	87,322	87,358	(36)
JPMorgan Chase & Co.	EU Euro	28,626	Sell	10/18/13	38,602	38,729	(127)
JPMorgan Chase & Co.	British Pound	24,390	Sell	10/18/13	38,109	39,479	(1,370)
JPMorgan Chase & Co.	EU Euro	70,382	Sell	10/18/13	92,966	95,220	(2,254)
JPMorgan Chase & Co.	EU Euro	158,862	Sell	10/18/13	208,812	214,927	(6,115)
JPMorgan Chase & Co.	EU Euro	8,510,264	Sell	10/18/13	10,926,327	11,513,612	(587,285)
Merrill Lynch	British Pound	3,708,332	Sell	10/18/13	5,535,315	6,002,621	(467,306)
UBS Warburg LLC	EU Euro	12,670,073	Sell	12/18/13	16,949,770	17,144,154	(194,384)
UBS Warburg LLC	EU Euro	290,852	Sell	10/18/13	382,323	393,496	(11,173)
UBS Warburg LLC	EU Euro	7,686	Sell	10/18/13	10,039	10,398	(359)
UBS Warburg LLC	British Pound	411,386	Sell	10/18/13	626,990	665,905	(38,915)
							$(2,568,060)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2013 was as follows:

Derivatives not accounted for as hedging instruments
Asset Derivatives	Instrument Type	Fair Value
Foreign exchange contracts	Forward foreign currency contracts	$302,350
Total Asset Derivatives		$302,350

Liability Derivatives	Instrument Type
Foreign exchange contracts	Forward foreign currency contracts	$2,568,088
Total Liability Derivatives		$2,568,088

ING MFS UTILITIES PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at September 30, 2013:

Assets:	Barclays Bank PLC	Citigroup, Inc.	Credit Suisse Group AG	Deutsche Bank AG	Goldman Sachs & Co.	JPMorgan Chase & Co.	Merrill Lynch	UBS Warburg LLC	Totals
Forward foreign currency contracts	$54,504	$33,300	$56,196	$66,083	$73	$7,166	$4,337	$80,691	$302,350
Total Assets	$54,504	$33,300	$56,196	$66,083	$73	$7,166	$4,337	$80,691	$302,350

Liabilities:
Forward foreign currency contracts	$192,990	$—	$467,603	$598,171	$36	$597,151	$467,306	$244,831	$2,568,088
Total Liabilities	$192,990	$—	$467,603	$598,171	$36	$597,151	$467,306	$244,831	$2,568,088

Net OTC derivative instruments by counterparty, at fair value	$(138,486)	$33,300	$(411,407)	$(532,088)	$37	$(589,985)	$(462,969)	$(164,140)	(2,265,738)
Total collateral pledged by Portfolio/(Received from counterparty)	$—	$—	$—	$—	$—	$—	$—	$—	$—
Net Exposure(1)	$(138,486)	$33,300	$(411,407)	$(532,088)	$37	$(589,985)	$(462,969)	$(164,140)	$(2,265,738)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

ING MORGAN STANLEY GLOBAL FRANCHISE PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 96.8%
		France: 8.0%
42,521		Legrand S.A.	$2,359,784	0.5
26,958		LVMH Moet Hennessy Louis Vuitton S.A.	5,312,489	1.1
26,095		Pernod-Ricard S.A.	3,240,367	0.7
277,375		Sanofi	28,091,687	5.7
			39,004,327	8.0

		Germany: 4.6%
300,854		SAP AG	22,249,680	4.6

		Italy: 1.2%
660,578		Davide Campari-Milano S.p.A.	5,735,206	1.2

		Sweden: 2.6%
353,816		Swedish Match AB	12,482,520	2.6

		Switzerland: 9.8%
687,211		Nestle S.A.	47,922,054	9.8

		United Kingdom: 34.2%
162,025		Admiral Group PLC	3,231,985	0.6
895,695		British American Tobacco PLC	47,140,044	9.7
725,535		Diageo PLC	23,063,018	4.7
440,355		Experian Group Ltd.	8,384,299	1.7
420,692		Imperial Tobacco Group PLC	15,552,030	3.2
466,799		Reckitt Benckiser PLC	34,130,213	7.0
911,634		Unilever PLC	35,444,773	7.3
			166,946,362	34.2

		United States: 36.4%
54,152		3M Co.	6,466,290	1.3
304,769		Accenture PLC	22,443,189	4.6
366,987		Dr Pepper Snapple Group, Inc.	16,448,357	3.4
119,451	@, L	Herbalife Ltd.	8,334,096	1.7
74,584		Intuit, Inc.	4,945,665	1.0
120,275		Kraft Foods Group, Inc.	6,307,221	1.3
63,190		Mead Johnson Nutrition Co.	4,692,489	1.0
509,634		Microsoft Corp.	16,975,909	3.5
498,863		Mondelez International, Inc.	15,674,276	3.2
130,481		Moody’s Corp.	9,176,729	1.9
116,615		Nike, Inc.	8,470,914	1.7
263,968		Philip Morris International, Inc.	22,856,989	4.7
271,587		Procter & Gamble Co.	20,529,261	4.2
74,247		Visa, Inc.	14,188,602	2.9
			177,509,987	36.4

		Total Common Stock (Cost $368,685,941)	471,850,136	96.8

Principal Amount†			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 1.7%
		Securities Lending Collateralcc(1): 1.7%
1,954,859		Citigroup, Inc., Repurchase Agreement dated 09/30/13, 0.07%, due 10/01/13 (Repurchase Amount $1,954,863, collateralized by various U.S. Government Agency Obligations, 0.000%–4.875%, Market Value plus accrued interest $1,993,963, due 07/28/14–07/18/33)	$1,954,859	0.4
1,954,859		Merrill Lynch & Co., Inc., Repurchase Agreement dated 09/30/13, 0.08%, due 10/01/13 (Repurchase Amount $1,954,863, collateralized by various U.S. Government Agency Obligations, 1.359%–7.000%, Market Value plus accrued interest $1,993,956, due 02/01/16–05/01/46)	1,954,859	0.4
1,954,859		Mizuho Securities USA Inc., Repurchase Agreement dated 09/30/13, 0.13%, due 10/01/13 (Repurchase Amount $1,954,866, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%–9.500%, Market Value plus accrued interest $1,993,956, due 01/02/14–09/01/45)	1,954,859	0.4
1,954,859		Morgan Stanley, Repurchase Agreement dated 09/30/13, 0.06%, due 10/01/13 (Repurchase Amount $1,954,862, collateralized by various U.S. Government Agency Obligations, 0.000%–8.500%, Market Value plus accrued interest $1,993,957, due 11/20/13–11/01/47)	1,954,859	0.4

ING MORGAN STANLEY GLOBAL FRANCHISE PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc(1): (continued)
411,530	UBS Warburg LLC, Repurchase Agreement dated 09/30/13, 0.04%, due 10/01/13 (Repurchase Amount $411,530, collateralized by various U.S. Government Securities, 0.000%–11.250%, Market Value plus accrued interest $419,761, due 10/15/13–02/15/43)	$411,530	0.1
		8,230,966	1.7

	Total Short-Term Investments (Cost $8,230,966)	8,230,966	1.7

	Total Investments in Securities (Cost $376,916,907)	$480,081,102	98.5
	Assets in Excess of Other Liabilities	7,510,346	1.5
	Net Assets	$487,591,448	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

@	Non-income producing security

cc	Securities purchased with cash collateral for securities loaned.

L	Loaned security, a portion or all of the security is on loan at September 30, 2013.

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $378,047,725.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$103,174,161
Gross Unrealized Depreciation	(1,140,784)
Net Unrealized Appreciation	$102,033,377

Industry Diversification	Percentage of Net Assets
Consumer Staples	58.6%
Information Technology	9.1
Health Care	5.7
IT Services	4.6
Food	4.5
Industrials	3.5
Diversified Finan Serv	2.9
Agriculture	2.6
Financials	1.9
Consumer Discretionary	1.7
Apparel	1.1
Insurance	0.6
Short-Term Investments	1.7
Assets in Excess of Other Liabilities	1.5
Net Assets	100.0%

ING MORGAN STANLEY GLOBAL FRANCHISE PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2013
Asset Table
Investments, at fair value
Common Stock
France	$—	$39,004,327	$—	$39,004,327
Germany	—	22,249,680	—	22,249,680
Italy	—	5,735,206	—	5,735,206
Sweden	—	12,482,520	—	12,482,520
Switzerland	—	47,922,054	—	47,922,054
United Kingdom	—	166,946,362	—	166,946,362
United States	177,509,987	—	—	177,509,987
Total Common Stock	177,509,987	294,340,149	—	471,850,136
Short-Term Investments	—	8,230,966	—	8,230,966
Total Investments, at fair value	$177,509,987	$302,571,115	$—	$480,081,102

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

ING MULTI-MANAGER LARGE CAP CORE PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 98.9%
		Consumer Discretionary: 12.0%
246,910		Carmax, Inc.	$11,967,728	2.8
212,940		Carnival Corp.	6,950,362	1.6
71,930		Comcast Corp. — Class A	3,247,639	0.7
19,250		Delphi Automotive PLC	1,124,585	0.3
29,250		Dick’s Sporting Goods, Inc.	1,561,365	0.4
32,460		DirecTV Group	1,939,485	0.4
20,690		Discovery Communications, Inc. — Class A	1,746,650	0.4
84,685		General Motors Co.	3,046,119	0.7
31,670		Lennar Corp.	1,121,118	0.3
241,601		Lowe’s Cos., Inc.	11,502,624	2.7
16,830		Tiffany & Co.	1,289,515	0.3
7,685		Ulta Salon Cosmetics & Fragrance, Inc.	918,050	0.2
41,790		Viacom — Class B	3,492,808	0.8
10,475		Wynn Resorts Ltd.	1,655,155	0.4
			51,563,203	12.0

		Consumer Staples: 12.8%
209,550		Altria Group, Inc.	7,198,042	1.7
39,580		Brown-Forman Corp.	2,696,585	0.6
168,600		Coca-Cola Co.	6,386,568	1.5
48,055		CVS Caremark Corp.	2,727,121	0.6
18,560		Diageo PLC ADR	2,358,605	0.5
82,400		Energizer Holdings, Inc.	7,510,760	1.7
35,910		Hershey Co.	3,321,675	0.8
43,360		PepsiCo, Inc.	3,447,120	0.8
103,345		Philip Morris International, Inc.	8,948,644	2.1
41,350		Procter & Gamble Co.	3,125,647	0.7
28,780		Walgreen Co.	1,548,364	0.4
81,470		Wal-Mart Stores, Inc.	6,025,521	1.4
			55,294,652	12.8

		Energy: 10.0%
19,870		Anadarko Petroleum Corp.	1,847,711	0.4
64,400		Apache Corp.	5,483,016	1.3
50,915		Canadian Natural Resources Ltd.	1,600,768	0.4
117,184		Chevron Corp.	14,237,856	3.3
140,168		ConocoPhillips	9,743,078	2.3
20,100		ExxonMobil Corp.	1,729,404	0.4
64,835		Halliburton Co.	3,121,805	0.7
33,474	@	Kinder Morgan Management, LLC	2,509,211	0.6
24,310		Newfield Exploration Co.	665,365	0.1
22,630		Noble Energy, Inc.	1,516,436	0.3
13,210		Tidewater, Inc.	783,221	0.2
			43,237,871	10.0

		Financials: 18.7%
43,240		Aon PLC	3,218,785	0.7
277,255		Bank of America Corp.	3,826,119	0.9
142,470		Berkshire Hathaway, Inc.	16,171,770	3.8
43,360		Blackrock, Inc.	11,734,083	2.7
91,910		Citigroup, Inc.	4,458,554	1.0
229,040		Eaton Vance Corp.	8,893,623	2.1
59,420		Invesco Ltd.	1,895,498	0.4
96,665		JPMorgan Chase & Co.	4,996,614	1.2
51,825		Morgan Stanley	1,396,684	0.3
29,080		State Street Corp.	1,912,010	0.4
319,097		Wells Fargo & Co.	13,185,088	3.1
15,980		White Mountains Insurance Group Ltd.	9,070,568	2.1
			80,759,396	18.7

		Health Care: 8.8%
42,440		Abbott Laboratories	1,408,584	0.3
35,090		Ariad Pharmaceuticals, Inc.	645,656	0.2
38,355		Baxter International, Inc.	2,519,540	0.6
221,950		Bristol-Myers Squibb Co.	10,271,846	2.4
62,300		Cardinal Health, Inc.	3,248,945	0.8
6,800		Celgene Corp.	1,046,724	0.2
25,185		Cigna Corp.	1,935,719	0.4
49,655		Covidien PLC	3,025,976	0.7
4,375		Express Scripts Holding Co.	270,287	0.1
45,680		Johnson & Johnson	3,959,999	0.9
288,352		Pfizer, Inc.	8,278,586	1.9
20,875		Salix Pharmaceuticals Ltd.	1,396,120	0.3
			38,007,982	8.8

		Industrials: 7.9%
44,510		Eaton Corp. PLC	3,064,068	0.7
51,665		FedEx Corp.	5,895,493	1.4
106,400		General Dynamics Corp.	9,312,128	2.2
165,445		General Electric Co.	3,952,481	0.9
32,200		Honeywell International, Inc.	2,673,888	0.6
58,255		Nielsen Holdings NV	2,123,395	0.5
63,865		Tyco International Ltd.	2,233,998	0.5
8,450		Union Pacific Corp.	1,312,623	0.3
31,095		United Technologies Corp.	3,352,663	0.8
			33,920,737	7.9

		Information Technology: 19.1%
83,745		Activision Blizzard, Inc.	1,396,029	0.3
12,385		Apple, Inc.	5,904,549	1.4
5,675		Baidu.com ADR	880,647	0.2
292,430		Cisco Systems, Inc.	6,848,711	1.6
12,220		Citrix Systems, Inc.	862,854	0.2
479,510		Corning, Inc.	6,996,051	1.6
59,980		eBay, Inc.	3,346,284	0.8
101,335		Electronic Arts, Inc.	2,589,109	0.6
420,533		EMC Corp.	10,748,823	2.5
19,165		Facebook, Inc.	962,850	0.2
5,480		Google, Inc. — Class A	4,799,987	1.1
37,050		Hewlett-Packard Co.	777,309	0.2

ING MULTI-MANAGER LARGE CAP CORE PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets

COMMON STOCK: (continued)
	Information Technology: (continued)
37,844	International Business Machines Corp.	$7,007,952	1.6
256,120	Intel Corp.	5,870,270	1.4
39,605	Intuit, Inc.	2,626,208	0.6
3,710	Mastercard, Inc.	2,496,014	0.6
138,237	Microsoft Corp.	4,604,674	1.1
35,670	Qualcomm, Inc.	2,402,731	0.5
38,730	Skyworks Solutions, Inc.	962,053	0.2
54,360	Visa, Inc.	10,388,196	2.4
		82,471,301	19.1

	Materials: 7.0%
146,100	Albemarle Corp.	9,195,534	2.1
8,970	Celanese Corp.	473,526	0.1
64,445	Dow Chemical Co.	2,474,688	0.6
132,510	MeadWestvaco Corp.	5,085,734	1.2
44,100	NewMarket Corp.	12,696,831	3.0
		29,926,313	7.0

	Telecommunication Services: 2.6%
106,345	AT&T, Inc.	3,596,588	0.8
127,540	Verizon Communications, Inc.	5,951,016	1.4
46,900	Vodafone Group PLC ADR	1,649,942	0.4
		11,197,546	2.6

	Total Common Stock (Cost $416,341,428)	426,379,001	98.9

SHORT-TERM INVESTMENTS: 0.8%
	Mutual Funds: 0.8%
3,523,686	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.020%†† (Cost $3,523,686)	3,523,686	0.8

	Total Short-Term Investments (Cost $3,523,686)	3,523,686	0.8

	Total Investments in Securities (Cost $419,865,114)	$429,902,687	99.7
	Assets in Excess of Other Liabilities	1,428,356	0.3
	Net Assets	$431,331,043	100.0

††	Rate shown is the 7-day yield as of September 30, 2013.

@	Non-income producing security

ADR	American Depositary Receipt

Cost for federal income tax purposes is $420,016,013.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$19,479,935
Gross Unrealized Depreciation	(9,593,261)
Net Unrealized Appreciation	$9,886,674

ING MULTI-MANAGER LARGE CAP CORE PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2013
Asset Table
Investments, at fair value
Common Stock*	$426,379,001	$—	$—	$426,379,001
Short-Term Investments	3,523,686	—	—	3,523,686
Total Investments, at fair value	$429,902,687	$—	$—	$429,902,687

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

ING PIMCO HIGH YIELD PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: 92.8%
		Consumer Discretionary: 20.1%
500,000		Affinion Group, Inc., 7.875%, 12/15/18	$398,750	0.0
2,250,000	#	Algeco Scotsman Global Finance Plc, 8.500%, 10/15/18	2,390,625	0.3
2,000,000		AMC Networks, Inc., 4.750%, 12/15/22	1,880,000	0.2
600,000		AMC Networks, Inc., 7.750%, 07/15/21	670,500	0.1
3,000,000		Ameristar Casinos, Inc., 7.500%, 04/15/21	3,277,500	0.4
GBP 500,000		Arqiva Broadcast Finance Plc, 9.500%, 03/31/20	870,164	0.1
386,509		Caesars Entertainment Operating Co., Inc., 5.429%, 01/28/18	351,120	0.0
750,000	#	Carlson Wagonlit BV, 6.875%, 06/15/19	761,250	0.1
EUR 250,000		Carlson Wagonlit BV, 7.500%, 06/15/19	355,123	0.0
2,500,000		CCO Holdings, LLC / CCO Holdings Capital Corp., 5.125%, 02/15/23	2,306,250	0.3
1,000,000	#	CCO Holdings, LLC / CCO Holdings Capital Corp., 5.250%, 03/15/21	965,000	0.1
2,000,000		CCO Holdings, LLC / CCO Holdings Capital Corp., 5.250%, 09/30/22	1,860,000	0.2
1,000,000	#	CCO Holdings, LLC / CCO Holdings Capital Corp., 5.750%, 09/01/23	952,500	0.1
1,000,000		CCO Holdings, LLC / CCO Holdings Capital Corp., 6.500%, 04/30/21	1,025,000	0.1
2,000,000		CCO Holdings, LLC / CCO Holdings Capital Corp., 6.625%, 01/31/22	2,040,000	0.2
500,000		CCO Holdings, LLC / CCO Holdings Capital Corp., 7.250%, 10/30/17	530,625	0.1
900,000		CCO Holdings, LLC / CCO Holdings Capital Corp., 8.125%, 04/30/20	983,250	0.1
1,250,000	#	Cequel Communications Holdings I, LLC / Cequel Capital Corp., 6.375%, 09/15/20	1,281,250	0.1
350,000	#	Ceridian Corp., 8.875%, 07/15/19	402,500	0.0
750,000		Cinemark USA, Inc., 5.125%, 12/15/22	706,875	0.1
2,500,000		CityCenter Holdings, LLC / CityCenter Finance Corp., 7.625%, 01/15/16	2,631,250	0.3
1,000,000		Clear Channel Worldwide Holdings, Inc., 6.500%, 11/15/22	1,020,000	0.1
2,250,000		Clear Channel Worldwide Holdings, Inc., 6.500%, 11/15/22	2,306,250	0.3
3,500,000		Clear Channel Worldwide Holdings, Inc., 7.625%, 03/15/20	3,631,250	0.4
EUR 2,500,000		Conti-Gummi Finance BV, 7.125%, 10/15/18	3,522,484	0.4
1,500,000	#	Continental Rubber Of America Corp., 4.500%, 09/15/19	1,572,000	0.2
2,000,000		Cooper-Standard Automotive, Inc., 8.500%, 05/01/18	2,140,000	0.2
1,300,000		CSC Holdings, LLC, 6.750%, 11/15/21	1,397,500	0.2
2,000,000		CSC Holdings, LLC, 7.625%, 07/15/18	2,300,000	0.3
1,000,000		CSC Holdings, LLC, 7.875%, 02/15/18	1,147,500	0.1
3,000,000		CSC Holdings, LLC, 8.625%, 02/15/19	3,495,000	0.4
500,000	#	CST Brands, Inc., 5.000%, 05/01/23	473,750	0.1
1,250,000		Delphi Corp., 5.000%, 02/15/23	1,296,875	0.1
2,000,000		DineEquity, Inc., 9.500%, 10/30/18	2,235,000	0.3
1,750,000		DISH DBS Corp., 5.000%, 03/15/23	1,631,875	0.2
1,000,000		DISH DBS Corp., 5.875%, 07/15/22	990,000	0.1
1,000,000		DISH DBS Corp., 6.625%, 10/01/14	1,052,500	0.1
2,000,000		DISH DBS Corp., 6.750%, 06/01/21	2,112,500	0.2
2,000,000		DISH DBS Corp., 7.125%, 02/01/16	2,202,500	0.3
2,400,000		DISH DBS Corp., 7.875%, 09/01/19	2,748,000	0.3
2,000,000		Easton-Bell Sports, Inc., 9.750%, 12/01/16	2,122,520	0.2
1,500,000		Envision Healthcare Corp., 8.125%, 06/01/19	1,627,500	0.2
995,000		Getty Images, Inc. — TL B, 4.750%, 10/18/19	890,110	0.1
1,000,000		Goodyear Tire & Rubber Co., 8.250%, 08/15/20	1,122,500	0.1
CAD 1,000,000	#	Great Canadian Gaming Corp., 6.625%, 07/25/22	992,670	0.1

ING PIMCO HIGH YIELD PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Consumer Discretionary: (continued)
1,000,000	#	Griffey Intermediate, Inc. / Griffey Finance Sub, LLC, 7.000%, 10/15/20	$760,000	0.1
1,500,000	#	Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 5.625%, 10/15/21	1,506,562	0.2
750,000	#, L	Hyva Global BV, 8.625%, 03/24/16	735,000	0.1
500,000	#	inVentiv Health, Inc., 11.000%, 08/15/18	406,250	0.0
1,000,000	#	Jaguar Holding Co., 9.500%, 12/01/19	1,128,750	0.1
1,500,000	#	Jaguar Land Rover PLC, 5.625%, 02/01/23	1,473,750	0.2
250,000	#	Jaguar Land Rover PLC, 7.750%, 05/15/18	271,250	0.0
1,000,000	#	Jaguar Land Rover PLC, 8.125%, 05/15/21	1,117,500	0.1
1,000,000		Jarden Corp., 7.500%, 01/15/20	1,088,750	0.1
500,000		Lamar Media Corp., 5.000%, 05/01/23	466,250	0.1
500,000		Lamar Media Corp., 5.875%, 02/01/22	502,500	0.1
2,000,000	L	Lamar Media Corp., 7.875%, 04/15/18	2,145,000	0.2
500,000	#	Lear Corp., 4.750%, 01/15/23	466,250	0.1
422,000		Lear Corp., 7.875%, 03/15/18	448,375	0.1
1,000,000	L	Levi Strauss & Co., 7.625%, 05/15/20	1,082,500	0.1
325,000		Limited Brands, Inc., 7.000%, 05/01/20	360,750	0.0
750,000		Ltd. Brands, Inc., 5.625%, 02/15/22	772,500	0.1
850,000		Ltd. Brands, Inc., 6.625%, 04/01/21	923,312	0.1
2,000,000		McClatchy Co/The, 9.000%, 12/15/22	2,120,000	0.2
2,000,000	#	MCE Finance Ltd., 5.000%, 02/15/21	1,925,000	0.2
1,000,000		MGM Mirage, 7.500%, 06/01/16	1,122,500	0.1
2,500,000		MGM Mirage, 7.625%, 01/15/17	2,806,250	0.3
3,000,000		MGM Resorts International, 6.625%, 12/15/21	3,108,750	0.4
2,000,000		MGM Resorts International, 6.750%, 10/01/20	2,105,000	0.2
1,000,000		MGM Resorts International, 8.625%, 02/01/19	1,155,000	0.1
2,000,000		MGM Resorts International, 10.000%, 11/01/16	2,390,000	0.3
EUR 900,000		Nara Cable Funding Ltd., 8.875%, 12/01/18	1,302,795	0.1
3,000,000	#	Nara Cable Funding Ltd., 8.875%, 12/01/18	3,180,000	0.4
2,250,000		Nielsen Finance LLC / Nielsen Finance Co., 4.500%, 10/01/20	2,176,875	0.2
3,000,000		Nielsen Finance, LLC / Nielsen Finance Co., 7.750%, 10/15/18	3,277,500	0.4
2,500,000		Nielsen Holdings NV—TL SR, 02/21/14	2,494,958	0.3
200,000		Oshkosh Corp., 8.250%, 03/01/17	214,500	0.0
200,000		Oshkosh Corp., 8.500%, 03/01/20	221,500	0.0
2,500,000	#	Petco Animal Supplies, Inc., 9.250%, 12/01/18	2,693,750	0.3
1,000,000	#, &, L	Petco Holdings, Inc., 8.500%, 10/15/17	1,020,000	0.1
1,500,000		Phillips-Van Heusen Corp., 7.375%, 05/15/20	1,642,500	0.2
2,000,000		PVH Corp., 4.500%, 12/15/22	1,900,000	0.2
1,500,000	#	QVC, Inc., 7.375%, 10/15/20	1,630,728	0.2
1,500,000	#	QVC, Inc., 7.500%, 10/01/19	1,614,654	0.2
500,000		Regal Entertainment Group, 5.750%, 02/01/25	463,750	0.1
1,162,000		Regal Entertainment Group, 9.125%, 08/15/18	1,289,820	0.1
1,250,000		Roadhouse Financing, Inc., 10.750%, 10/15/17	1,153,125	0.1
250,000		Ryland Group, Inc., 5.375%, 10/01/22	235,000	0.0
750,000		Sally Holdings, LLC / Sally Capital, Inc., 5.750%, 06/01/22	755,625	0.1
650,000		Sally Holdings, LLC / Sally Capital, Inc., 6.875%, 11/15/19	715,000	0.1
1,000,000	#	Schaeffler Finance BV, 4.750%, 05/15/21	975,000	0.1
EUR 1,000,000		Schaeffler Finance BV, 7.750%, 02/15/17	1,523,648	0.2
1,000,000	#	Schaeffler Finance BV, 7.750%, 02/15/17	1,125,000	0.1
3,000,000	#	Schaeffler Finance BV, 8.500%, 02/15/19	3,360,000	0.4
EUR 500,000	L	Schaeffler Finance BV, 8.750%, 02/15/19	765,274	0.1
1,900,000	#, &	Schaeffler Holding Finance BV, 6.875%, 08/15/18	1,999,750	0.2
750,000		Scientific Games Corp., 8.125%, 09/15/18	804,375	0.1
1,000,000		Scientific Games International, Inc., 6.250%, 09/01/20	1,012,500	0.1
675,000	#	Seneca Gaming Corp., 8.250%, 12/01/18	728,156	0.1

ING PIMCO HIGH YIELD PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Consumer Discretionary: (continued)
2,000,000		ServiceMaster Co/TN, 7.000%, 08/15/20	$1,900,000	0.2
1,000,000		Sinclair Television Group, Inc., 5.375%, 04/01/21	955,000	0.1
1,000,000		Sinclair Television Group, Inc., 6.125%, 10/01/22	997,500	0.1
1,250,000	#	Studio City Finance Ltd., 8.500%, 12/01/20	1,378,125	0.2
300,000		Suburban Propane Partners L.P./Suburban Energy Finance Corp., 7.375%, 03/15/20	321,750	0.0
247,000		Suburban Propane Partners L.P./Suburban Energy Finance Corp., 7.375%, 08/01/21	265,525	0.0
633,000		Suburban Propane Partners L.P./Suburban Energy Finance Corp., 7.500%, 10/01/18	680,475	0.1
2,000,000		Tempur Sealy International, Inc., 6.875%, 12/15/20	2,100,000	0.2
750,000		Tenneco, Inc., 7.750%, 08/15/18	810,000	0.1
1,559,000		Tomkins, LLC / Tomkins, Inc., 9.000%, 10/01/18	1,707,105	0.2
1,000,000	#	TRW Automotive, Inc., 4.500%, 03/01/21	1,010,000	0.1
3,530,000	#	TRW Automotive, Inc., 7.250%, 03/15/17	4,059,500	0.5
1,500,000	#	Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH, 5.500%, 01/15/23	1,428,750	0.2
EUR 2,500,000		Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH, 5.500%, 09/15/22	3,350,064	0.4
EUR 350,000		Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH, 7.500%, 03/15/19	514,493	0.1
750,000	#	Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH, 7.500%, 03/15/19	813,750	0.1
EUR 250,000		Unitymedia KabelBW GmbH, 9.500%, 03/15/21	386,415	0.0
500,000	#	Univision Communications, Inc., 5.125%, 05/15/23	480,625	0.1
1,500,000	#	Univision Communications, Inc., 6.750%, 09/15/22	1,590,000	0.2
2,000,000	#	Univision Communications, Inc., 6.875%, 05/15/19	2,150,000	0.2
4,500,000	#	Univision Communications, Inc., 7.875%, 11/01/20	4,944,375	0.6
350,000		Wolverine World Wide, Inc., 6.125%, 10/15/20	364,875	0.0
750,000		Wynn Las Vegas, LLC / Wynn Las Vegas Capital Corp., 5.375%, 03/15/22	757,500	0.1
2,000,000		Wynn Las Vegas, LLC / Wynn Las Vegas Capital Corp., 7.750%, 08/15/20	2,255,000	0.3
			178,554,175	20.1

		Consumer Staples: 6.4%
600,000	#	Albea Beauty Holdings SA, 8.375%, 11/01/19	627,000	0.1
1,250,000	#	ARAMARK Corp., 5.750%, 03/15/20	1,268,750	0.1
1,406,000	#	Bumble Bee Acquisition Corp., 9.000%, 12/15/17	1,529,025	0.2
2,000,000		Central Garden and Pet Co., 8.250%, 03/01/18	1,985,000	0.2
2,500,000		Constellation Brands, Inc., 4.250%, 05/01/23	2,300,000	0.3
1,000,000		Constellation Brands, Inc., 7.250%, 05/15/17	1,150,000	0.1
2,500,000		Del Monte Corp., 7.625%, 02/15/19	2,606,250	0.3
3,500,000	#	Hawk Acquisition Sub, Inc., 4.250%, 10/15/20	3,346,875	0.4
500,000		HDTFS, Inc., 6.250%, 10/15/22	518,750	0.1
2,500,000		Hertz Corp., 6.750%, 04/15/19	2,656,250	0.3
2,500,000		Hertz Corp., 7.375%, 01/15/21	2,700,000	0.3
1,250,000	#	HJ Heinz Finance Co., 7.125%, 08/01/39	1,287,500	0.1
1,250,000	#	Live Nation Entertainment, Inc., 7.000%, 09/01/20	1,310,937	0.1
2,500,000		Michael Foods, Inc., 9.750%, 07/15/18	2,746,875	0.3
1,000,000		Pilgrim’s Pride Corp., 7.875%, 12/15/18	1,092,500	0.1
2,000,000	#	Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp., 4.875%, 05/01/21	1,870,000	0.2
750,000		Post Holdings, Inc., 7.375%, 02/15/22	792,188	0.1
750,000		Prestige Brands, Inc., 8.125%, 02/01/20	828,750	0.1
3,500,000		Reynolds Group Issuer, Inc., 5.750%, 10/15/20	3,530,625	0.4
500,000		Reynolds Group Issuer, Inc., 6.875%, 02/15/21	536,250	0.1

ING PIMCO HIGH YIELD PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Consumer Staples: (continued)
2,500,000		Reynolds Group Issuer, Inc., 7.125%, 04/15/19	$2,668,750	0.3
1,000,000		Reynolds Group Issuer, Inc., 7.875%, 08/15/19	1,105,000	0.1
EUR 1,000,000		Reynolds Group Issuer, Inc., 8.000%, 12/15/16	1,361,698	0.2
2,500,000		Reynolds Group Issuer, Inc., 8.500%, 05/15/18	2,625,000	0.3
2,000,000		Reynolds Group Issuer, Inc., 9.000%, 04/15/19	2,110,000	0.2
3,750,000		Reynolds Group Issuer, Inc., 9.875%, 08/15/19	4,087,500	0.5
2,500,000	L	Smithfield Foods, Inc., 7.750%, 07/01/17	2,856,250	0.3
1,500,000	#	Spectrum Brands Escrow Corp., 6.375%, 11/15/20	1,567,500	0.2
1,500,000	#	Sun Products Corp./The, 7.750%, 03/15/21	1,387,500	0.2
1,000,000		TMS International — BL, 08/23/14	995,090	0.1
1,000,000		TreeHouse Foods, Inc., 7.750%, 03/01/18	1,060,000	0.1
			56,507,813	6.4

		Energy: 9.9%
1,000,000		Access Midstream Partners L.P., 4.875%, 05/15/23	945,000	0.1
2,000,000		Antero Resources Finance Corp., 6.000%, 12/01/20	2,030,000	0.2
1,000,000	L	Arch Coal, Inc., 7.250%, 06/15/21	762,500	0.1
1,000,000	L	Arch Coal, Inc., 7.000%, 06/15/19	785,000	0.1
300,000	#	Atlas Pipeline Escrow, LLC, 6.625%, 10/01/20	307,500	0.0
1,000,000	#	Atlas Pipeline Partners L.P. / Atlas Pipeline Finance Corp., 5.875%, 08/01/23	945,000	0.1
200,000	#	Atlas Pipeline Partners L.P. / Atlas Pipeline Finance Corp., 6.625%, 10/01/20	205,000	0.0
250,000		Atwood Oceanics, Inc., 6.500%, 02/01/20	263,125	0.0
1,125,000		Berry Petroleum Co., 6.750%, 11/01/20	1,150,312	0.1
350,000		Bristow Group, Inc., 6.250%, 10/15/22	365,312	0.0
1,500,000		Chesapeake Energy Corp., 5.750%, 03/15/23	1,511,250	0.2
1,000,000		Chesapeake Energy Corp., 7.250%, 12/15/18	1,137,500	0.1
2,125,000		Chesapeake Energy Corp., 9.500%, 02/15/15	2,350,781	0.3
1,500,000		Comstock Resources, Inc., 8.375%, 10/15/17	1,566,788	0.2
2,100,000		Concho Resources, Inc./Midland TX, 6.500%, 01/15/22	2,262,750	0.3
1,750,000		Consol Energy, Inc., 8.250%, 04/01/20	1,885,625	0.2
2,000,000		Consol Energy, Inc., 8.000%, 04/01/17	2,135,000	0.2
500,000		Continental Resources, Inc./OK, 4.500%, 04/15/23	493,125	0.1
1,500,000		Continental Resources, Inc., 7.125%, 04/01/21	1,683,750	0.2
275,000		Continental Resources, Inc., 7.375%, 10/01/20	306,625	0.0
50,000		Continental Resources, Inc., 8.250%, 10/01/19	55,250	0.0
2,500,000		Denbury Resources, Inc., 4.625%, 07/15/23	2,300,000	0.3
500,000		Denbury Resources, Inc., 8.250%, 02/15/20	551,250	0.1
150,000		El Paso Corp., 8.050%, 10/15/30	155,349	0.0
1,850,000		Energy Transfer Equity L.P., 7.500%, 10/15/20	1,988,750	0.2
500,000		EP Energy, LLC, 6.875%, 05/01/19	536,250	0.1
5,000,000		EP Energy, LLC, 9.375%, 05/01/20	5,650,000	0.6
919,000	#	Expro Finance Luxembourg SCA, 8.500%, 12/15/16	968,396	0.1
1,000,000	L	Forest Oil Corp., 7.250%, 06/15/19	1,005,000	0.1
500,000	#	Hiland Partners L.P. / Hiland Partners Finance Corp., 7.250%, 10/01/20	523,750	0.1
750,000	#	Inergy Midstream L.P. / Finance Corp., 6.000%, 12/15/20	748,125	0.1
4,000,000		Kinder Morgan Finance Co., LLC, 5.700%, 01/05/16	4,329,408	0.5
1,500,000		Linn Energy, LLC/Linn Energy Finance Corp., 8.625%, 04/15/20	1,558,125	0.2
1,500,000		MarkWest Energy Partners L.P. / MarkWest Energy Finance Corp., 4.500%, 07/15/23	1,421,250	0.2
750,000		MarkWest Energy Partners L.P. / MarkWest Energy Finance Corp., 5.500%, 02/15/23	755,625	0.1
600,000		MarkWest Energy Partners L.P. / MarkWest Energy Finance Corp., 6.750%, 11/01/20	651,000	0.1

ING PIMCO HIGH YIELD PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
1,000,000	#	Murphy Oil USA, Inc., 6.000%, 08/15/23	$1,000,000	0.1
1,050,000		Newfield Exploration Co., 6.875%, 02/01/20	1,107,750	0.1
2,250,000		Newfield Exploration Co., 7.125%, 05/15/18	2,345,625	0.3
1,500,000		NFR Energy, LLC, 9.750%, 02/15/17	1,515,000	0.2
1,500,000	#	NGPL PipeCo, LLC, 7.119%, 12/15/17	1,331,250	0.1
500,000	#, L	NGPL PipeCo, LLC, 9.625%, 06/01/19	467,500	0.0
1,000,000		Oasis Petroleum, Inc., 6.500%, 11/01/21	1,060,000	0.1
2,000,000	#	OGX Petroleo e Gas Participacoes SA, 8.500%, 06/01/18	330,000	0.0
1,250,000		Peabody Energy Corp., 6.000%, 11/15/18	1,253,125	0.1
1,500,000	L	Peabody Energy Corp., 6.250%, 11/15/21	1,462,500	0.2
50,000		Peabody Energy Corp., 6.500%, 09/15/20	49,500	0.0
1,000,000		Plains Exploration & Production Co., 6.625%, 05/01/21	1,073,502	0.1
1,500,000		Plains Exploration & Production Co., 6.750%, 02/01/22	1,606,887	0.2
500,000		Plains Exploration & Production Co., 7.625%, 04/01/20	547,924	0.1
1,000,000		Range Resources Corp., 5.000%, 03/15/23	965,000	0.1
1,000,000		Range Resources Corp., 5.750%, 06/01/21	1,055,000	0.1
1,000,000		Range Resources Corp., 6.750%, 08/01/20	1,082,500	0.1
500,000		Regency Energy Partners L.P. / Regency Energy Finance Corp., 5.500%, 04/15/23	482,500	0.0
1,475,000		Regency Energy Partners L.P. / Regency Energy Finance Corp., 6.875%, 12/01/18	1,593,000	0.2
750,000	#	Rockies Express Pipeline LLC, 6.000%, 01/15/19	663,750	0.1
2,000,000	#	Rockies Express Pipeline, LLC, 5.625%, 04/15/20	1,700,000	0.2
750,000	#	Sabine Pass Liquefaction LLC, 5.625%, 02/01/21	737,813	0.1
1,000,000	#	Sabine Pass Liquefaction LLC, 5.625%, 04/15/23	963,750	0.1
2,500,000	#	Samson Investment Co., 10.250%, 02/15/20	2,662,500	0.3
2,000,000		SandRidge Energy, Inc., 7.500%, 03/15/21	2,030,000	0.2
1,250,000		SandRidge Energy, Inc., 8.125%, 10/15/22	1,268,750	0.1
5,260,000	±, X	SemGroup Corp. Escrow, 11/15/15	—	—
4,000,000		Sonat, Inc., 7.000%, 02/01/18	4,305,868	0.5
1,500,000	#	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 5.250%, 05/01/23	1,477,500	0.2
1,250,000		Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 7.875%, 10/15/18	1,356,250	0.1
536,000		Targa Resources Partners L.P., 6.375%, 08/01/22	560,120	0.1
500,000		Tesoro Logistics L.P. / Tesoro Logistics Finance Corp., 5.875%, 10/01/20	501,250	0.1
600,000		Whiting Petroleum Corp., 6.500%, 10/01/18	634,500	0.1
2,250,000		Whiting Petroleum Corp., 5.750%, 03/15/21	2,317,500	0.3
			87,797,585	9.9

		Financials: 10.0%
3,000,000		American International Group, Inc., 8.175%, 05/15/58	3,526,500	0.4
2,500,000		Ally Financial, Inc., 3.125%, 01/15/16	2,509,853	0.3
2,000,000	Z	Ally Financial, Inc., 3.210%, 06/15/15	1,895,000	0.2
1,000,000		Ally Financial, Inc., 3.500%, 07/18/16	1,012,500	0.1
2,500,000		Ally Financial, Inc., 5.500%, 02/15/17	2,634,112	0.3
2,000,000	Z	Ally Financial, Inc., 6.860%, 11/01/31	2,235,000	0.2
2,500,000		Ally Financial, Inc., 7.500%, 09/15/20	2,818,750	0.3
3,000,000		Ally Financial, Inc., 8.300%, 02/12/15	3,240,000	0.4
1,000,000	#	Ashtead Capital, Inc., 6.500%, 07/15/22	1,062,500	0.1
GBP 1,000,000		Barclays Bank PLC, 14.000%, 11/29/49	2,177,238	0.2
1,250,000	#	Brickman Group Holdings, Inc., 9.125%, 11/01/18	1,343,750	0.1
1,000,000		CBRE Services, Inc., 5.000%, 03/15/23	942,500	0.1
2,500,000		CIT Group, Inc., 4.250%, 08/15/17	2,556,250	0.3

ING PIMCO HIGH YIELD PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Financials: (continued)
3,000,000		CIT Group, Inc., 5.250%, 03/15/18	$3,157,500	0.4
1,000,000		CIT Group, Inc., 5.000%, 05/15/17	1,056,250	0.1
1,000,000	#	CIT Group, Inc., 5.500%, 02/15/19	1,055,000	0.1
4,000,000		CIT Group, Inc., 5.000%, 08/15/22	3,927,088	0.4
750,000		CNH Capital LLC, 3.875%, 11/01/15	776,250	0.1
1,500,000		Corrections Corp. of America, 4.625%, 05/01/23	1,404,375	0.2
1,150,000	L	Credit Agricole S.A., 9.750%, 06/29/49	1,226,763	0.1
500,000	#	Credit Suisse AG, 6.500%, 08/08/23	506,981	0.1
3,000,000		E*TRADE Financial Corp., 6.375%, 11/15/19	3,210,000	0.4
500,000		E*TRADE Financial Corp., 6.750%, 06/01/16	535,000	0.1
1,600,000		Ford Motor Credit Co., LLC, 12.000%, 05/15/15	1,881,243	0.2
1,375,000	#	Fresenius US Finance II, Inc., 9.000%, 07/15/15	1,533,125	0.2
350,000	#	General Motors Financial Co., Inc., 2.750%, 05/15/16	349,781	0.0
1,000,000	#	General Motors Financial Co., Inc., 3.250%, 05/15/18	975,000	0.1
500,000	#	Geo Group, Inc./The, 5.125%, 04/01/23	460,000	0.0
EUR 1,500,000		GMAC International Finance BV, 7.500%, 04/21/15	2,179,767	0.2
GBP 1,000,000		HBOS Capital Funding L.P., 6.461%, 11/29/49	1,594,625	0.2
1,000,000	#	Hockey Merger Sub 2, Inc., 7.875%, 10/01/21	1,006,250	0.1
2,000,000	#	Hub International Ltd., 8.125%, 10/15/18	2,237,500	0.3
750,000		International Lease Finance Corp., 6.250%, 05/15/19	791,250	0.1
1,250,000	#	International Lease Finance Corp., 6.750%, 09/01/16	1,378,125	0.2
2,250,000	#	International Lease Finance Corp., 7.125%, 09/01/18	2,525,625	0.3
1,000,000		International Lease Finance Corp., 8.250%, 12/15/20	1,142,500	0.1
1,500,000		International Lease Finance Corp., 8.625%, 09/15/15	1,661,250	0.2
3,000,000		International Lease Finance Corp., 8.750%, 03/15/17	3,457,500	0.4
1,250,000	#	Jefferies Finance LLC, 7.375%, 04/01/20	1,243,750	0.1
EUR 1,250,000		LBG Capital No.1 PLC, 6.439%, 05/23/20	1,744,585	0.2
GBP 1,000,000		LBG Capital No.1 PLC, 7.869%, 08/25/20	1,719,255	0.2
3,350,000	#	LBG Capital No.1 PLC, 7.875%, 11/01/20	3,581,150	0.4
500,000	#	LBG Capital No.1 PLC, 8.000%, 12/29/49	524,400	0.1
499,200	#,±	Lehman Brothers Holdings, Inc., 8.160%, 05/30/09	61,939	0.0
250,000	#	Milestone Aviation Group, LLC, 8.625%, 12/15/17	264,375	0.0
250,000	#,&	MPH Intermediate Holding Co. 2, 8.375%, 08/01/18	257,031	0.0
500,000		PHH Corp., 9.250%, 03/01/16	587,500	0.1
EUR 500,000		RBS Capital Trust A, 2.321%, 12/29/49	564,815	0.1
474,000	#	Rivers Pittsburgh Borrower L.P./Rivers Pittsburgh Finance Corp., 9.500%, 06/15/19	519,030	0.1
1,000,000	#,L	Serta Simmons Holdings, LLC, 8.125%, 10/01/20	1,057,500	0.1
750,000		SLM Corp., 8.000%, 03/25/20	812,813	0.1
2,500,000		SLM Corp., 8.450%, 06/15/18	2,831,250	0.3
500,000		Smurfit Capital Funding PLC, 7.500%, 11/20/25	545,000	0.1
1,000,000		Springleaf Finance Corp., 6.900%, 12/15/17	1,050,000	0.1
GBP 200,000		Towergate Finance PLC, 8.500%, 02/15/18	343,452	0.0
GBP 500,000		Towergate Finance PLC, 10.500%, 02/15/19	850,089	0.1
970,000	L	UBS Preferred Funding Trust V, 6.243%, 05/29/49	1,036,688	0.1
EUR 1,000,000		UPCB Finance Ltd., 7.625%, 01/15/20	1,461,349	0.2
			89,038,672	10.0

		Health Care: 10.9%
1,500,000		Alere, Inc., 8.625%, 10/01/18	1,623,750	0.2
5,000,000		Biomet, Inc., 6.500%, 10/01/20	5,093,750	0.6
4,000,000		Biomet, Inc., 6.500%, 08/01/20	4,150,000	0.5

ING PIMCO HIGH YIELD PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Health Care: (continued)
1,000,000		CHS/Community Health Systems, Inc., 5.125%, 08/15/18	$1,020,000	0.1
2,000,000		CHS/Community Health Systems, Inc., 7.125%, 07/15/20	2,022,500	0.2
20,677		Community Health Systems, Inc.—TL B, 2.430%, 07/25/14	20,706	0.0
2,000,000	#,&	ConvaTec Finance International SA, 8.250%, 01/15/19	2,005,000	0.2
3,000,000	#	ConvaTec Healthcare SA, 10.500%, 12/15/18	3,405,000	0.4
1,750,000		DaVita, Inc., 5.750%, 08/15/22	1,739,062	0.2
1,025,000		DaVita, Inc., 6.375%, 11/01/18	1,078,812	0.1
2,000,000		DaVita, Inc., 6.625%, 11/01/20	2,135,000	0.2
3,500,000		DJO Finance, LLC / DJO Finance Corp., 7.750%, 04/15/18	3,482,500	0.4
1,000,000		Endo Pharmaceuticals Holdings, Inc., 7.000%, 12/15/20	1,030,000	0.1
1,500,000		Endo Pharmaceuticals Holdings, Inc., 7.000%, 07/15/19	1,552,500	0.2
1,000,000	#	Fresenius Medical Care US Finance II, Inc., 5.625%, 07/31/19	1,047,500	0.1
1,000,000	#	Fresenius Medical Care US Finance II, Inc., 5.875%, 01/31/22	1,030,000	0.1
1,750,000		Grifols, Inc., 8.250%, 02/01/18	1,887,813	0.2
2,000,000		HCA Holdings, Inc., 6.250%, 02/15/21	2,037,500	0.2
1,500,000		HCA Holdings, Inc., 7.750%, 05/15/21	1,599,375	0.2
2,500,000		HCA, Inc., 4.750%, 05/01/23	2,359,375	0.3
2,000,000		HCA, Inc., 5.875%, 05/01/23	1,970,000	0.2
3,750,000		HCA, Inc., 6.500%, 02/15/20	4,073,438	0.5
1,500,000		HCA, Inc., 7.250%, 09/15/20	1,635,000	0.2
3,500,000		HCA, Inc., 7.500%, 02/15/22	3,850,000	0.4
2,000,000		HCA, Inc., 8.000%, 10/01/18	2,305,000	0.3
3,500,000		HCA, Inc., 8.500%, 04/15/19	3,771,250	0.4
1,500,000		Health Management Associates, Inc., 7.375%, 01/15/20	1,650,938	0.2
1,000,000		Hologic, Inc., 6.250%, 08/01/20	1,046,250	0.1
350,000		Hospira, Inc., 5.200%, 08/12/20	356,710	0.0
2,000,000		Kinetic Concepts, Inc. / KCI USA, Inc., 10.500%, 11/01/18	2,217,500	0.3
500,000	#	Mallinckrodt International Finance SA, 4.750%, 04/15/23	476,493	0.1
1,000,000	#	Multiplan, Inc., 9.875%, 09/01/18	1,110,000	0.1
3,000,000	#	Mylan, Inc., 7.875%, 07/15/20	3,424,788	0.4
2,000,000		NBTY, Inc., 9.000%, 10/01/18	2,205,000	0.2
985,050		Pharmaceutical Product Development, 4.250%, 12/05/18	989,564	0.1
2,181,313		Quintiles Transnational Corp. — TL B2, 4.000%, 06/08/18	2,184,013	0.2
2,000,000	#	STHI Holding Corp., 8.000%, 03/15/18	2,165,000	0.2
2,500,000		Tenet Healthcare Corp., 4.500%, 04/01/21	2,353,125	0.3
750,000	#	Tenet Healthcare Corp., 6.000%, 10/01/20	768,281	0.1
750,000	#	Tenet Healthcare Corp., 8.125%, 04/01/22	784,688	0.1
1,000,000		Tenet Healthcare Corp., 8.000%, 08/01/20	1,062,500	0.1
1,000,000	#	Valeant Pharmaceuticals International, 6.750%, 10/01/17	1,072,500	0.1
2,150,000	#	Valeant Pharmaceuticals International, 6.875%, 12/01/18	2,284,375	0.3
3,000,000	#	Valeant Pharmaceuticals International, 7.000%, 10/01/20	3,195,000	0.4
500,000	#	Valeant Pharmaceuticals International, 7.250%, 07/15/22	535,000	0.1
3,500,000		Vanguard Health Holding Co. II, LLC/Vanguard Holding Co. II, Inc., 8.000%, 02/01/18	3,710,000	0.4
1,000,000	#	VPI Escrow Corp., 6.375%, 10/15/20	1,045,000	0.1
4,000,000		Warner Chilcott Co., LLC / Warner Chilcott Finance, LLC, 7.750%, 09/15/18	4,370,000	0.5
			96,931,556	10.9

		Industrials: 9.8%
1,500,000	#, L	Accudyne Industries Borrower / Accudyne Industries LLC, 7.750%, 12/15/20	1,548,750	0.2

ING PIMCO HIGH YIELD PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Industrials: (continued)
1,000,000		ADT Corp./The, 3.500%, 07/15/22	$847,285	0.1
1,000,000	#	ADT Corp./The, 6.250%, 10/15/21	1,016,250	0.1
2,500,000	#	Aguila 3 SA, 7.875%, 01/31/18	2,625,000	0.3
2,692,000		Air Medical Group Holdings, Inc., 9.250%, 11/01/18	2,907,360	0.3
500,000	#	Allegion US Holding Co., Inc., 5.750%, 10/01/21	501,875	0.1
1,000,000	&	Alphabet Holding Co., Inc., 7.750%, 11/01/17	1,032,500	0.1
750,000	#	American Builders & Contractors Supply Co., Inc., 5.625%, 04/15/21	739,687	0.1
500,000	#	Amsted Industries, Inc., 8.125%, 03/15/18	532,500	0.1
2,000,000	#	Aviation Capital Group, 7.125%, 10/15/20	2,184,800	0.2
1,000,000		BE Aerospace, Inc., 5.250%, 04/01/22	997,500	0.1
1,500,000		BE Aerospace, Inc., 6.875%, 10/01/20	1,646,250	0.2
750,000	#	Belden, Inc., 5.500%, 09/01/22	727,500	0.1
1,400,000	#	Bombardier, Inc., 7.500%, 03/15/18	1,578,500	0.2
1,600,000	#	C8 Capital SPV Ltd., 6.640%, 12/31/49	1,336,000	0.1
750,000	#	Calcipar SA, 6.875%, 05/01/18	785,625	0.1
1,500,000		Case New Holland, Inc., 7.875%, 12/01/17	1,751,250	0.2
1,000,000		Catalent Pharma Solutions, Inc., 7.875%, 10/15/18	1,011,250	0.1
2,500,000		CHC Helicopter SA, 9.250%, 10/15/20	2,675,000	0.3
1,250,000		Clean Harbors, Inc., 5.250%, 08/01/20	1,243,750	0.1
1,500,000	#	CMA CGM SA, 8.500%, 04/15/17	1,425,000	0.2
119,666		Continental Airlines 2001-1 Class B Pass Through Trust, 7.373%, 12/15/15	127,145	0.0
700,000		Covanta Holding Corp., 7.250%, 12/01/20	754,192	0.1
750,000		CPG International — BL, 09/04/14	746,388	0.1
750,000		Era Group, Inc., 7.750%, 12/15/22	755,625	0.1
2,000,000		Esterline Technologies Corp., 7.000%, 08/01/20	2,150,000	0.2
750,000		Florida East Coast Railway Corp., 8.125%, 02/01/17	790,313	0.1
1,500,000	#, L	Gardner Denver, Inc., 6.875%, 08/15/21	1,488,750	0.2
1,000,000	#	General Cable Corp., 5.750%, 10/01/22	962,500	0.1
1,500,000		Griffon Corp., 7.125%, 04/01/18	1,597,500	0.2
3,000,000	#	HD Supply, Inc., 7.500%, 07/15/20	3,116,250	0.3
2,000,000		HD Supply, Inc., 8.125%, 04/15/19	2,230,000	0.3
1,000,000		HD Supply, Inc., 11.000%, 04/15/20	1,202,500	0.1
1,000,000		HD Supply, Inc., 11.500%, 07/15/20	1,195,000	0.1
1,000,000		Huntington Ingalls Industries, Inc., 6.875%, 03/15/18	1,080,000	0.1
1,750,000		Interactive Data Corp., 10.250%, 08/01/18	1,938,125	0.2
750,000		Iron Mountain, Inc., 5.750%, 08/15/24	678,750	0.1
500,000	#	LKQ Corp., 4.750%, 05/15/23	465,000	0.1
1,000,000		Manitowoc Co., Inc., 5.875%, 10/15/22	985,000	0.1
2,050,000		Manitowoc Co., Inc., 8.500%, 11/01/20	2,290,875	0.3
2,500,000	#	Masonite International Corp., 8.250%, 04/15/21	2,756,250	0.3
577,000		Mueller Water Products, Inc., 8.750%, 09/01/20	637,585	0.1
1,250,000		Polymer Group, Inc., 7.750%, 02/01/19	1,342,188	0.1
1,000,000		Polypore International, Inc., 7.500%, 11/15/17	1,065,000	0.1
1,000,000		SPX Corp., 6.875%, 09/01/17	1,115,000	0.1
1,000,000		Terex Corp., 6.000%, 05/15/21	1,016,250	0.1
1,000,000	#	Tervita Corp., 8.000%, 11/15/18	1,008,750	0.1
1,000,000		TransDigm, Inc., 5.500%, 10/15/20	985,000	0.1
5,500,000		TransDigm, Inc., 7.750%, 12/15/18	5,885,000	0.7
2,000,000		TransUnion Holding Co., Inc., 8.125%, 06/15/18	2,130,000	0.2
2,000,000		TransUnion, LLC / TransUnion Financing Corp., 11.375%, 06/15/18	2,232,500	0.3
1,000,000	#	Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc., 8.750%, 02/01/19	997,500	0.1
1,000,000		Triumph Group, Inc., 4.875%, 04/01/21	967,500	0.1
1,000,000		Truven Health Analytics, Inc., 10.625%, 06/01/20	1,095,000	0.1

ING PIMCO HIGH YIELD PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Industrials: (continued)
500,000		United Rentals North America, Inc., 5.750%, 07/15/18	$527,500	0.1
300,000		United Rentals North America, Inc., 6.125%, 06/15/23	303,000	0.0
1,250,000		United Rentals North America, Inc., 7.375%, 05/15/20	1,353,125	0.2
2,500,000		United Rentals North America, Inc., 7.625%, 04/15/22	2,731,250	0.3
2,000,000	L	United Rentals North America, Inc., 8.375%, 09/15/20	2,225,000	0.2
1,250,000	#	USG Corp., 8.375%, 10/15/18	1,362,500	0.2
1,500,000		VWR Funding, Inc., 7.250%, 09/15/17	1,590,000	0.2
			86,993,443	9.8

		Information Technology: 3.3%
550,000	#	Activision Blizzard, Inc., 5.625%, 09/15/21	552,062	0.1
1,000,000	#	Activision Blizzard, Inc., 6.125%, 09/15/23	1,007,500	0.1
750,000	#	Alliance Data Systems Corp., 6.375%, 04/01/20	780,000	0.1
1,250,000		Audatex North America, Inc., 6.750%, 06/15/18	1,331,250	0.1
2,500,000	#	CommScope, Inc., 8.250%, 01/15/19	2,743,750	0.3
4,000,000	#	First Data Corp., 6.750%, 11/01/20	4,160,000	0.5
2,000,000	#	First Data Corp., 8.250%, 01/15/21	2,075,000	0.2
750,000	#,&	Healthcare Technology Intermediate, Inc., 7.375%, 09/01/18	769,688	0.1
1,500,000	#	IMS Health, Inc., 6.000%, 11/01/20	1,535,625	0.2
775,000	L	Mantech International Corp., 7.250%, 04/15/18	827,313	0.1
1,500,000		NCR Corp., 4.625%, 02/15/21	1,413,750	0.2
500,000		NCR Corp., 5.000%, 07/15/22	467,500	0.0
1,000,000	#	Sensata Technologies BV, 4.875%, 10/15/23	935,000	0.1
1,500,000	#	Sensata Technologies BV, 6.500%, 05/15/19	1,620,000	0.2
1,500,000	#	Sophia L.P. / Sophia Finance, Inc., 9.750%, 01/15/19	1,635,000	0.2
1,000,000		SunGard Data Systems, Inc., 6.625%, 11/01/19	1,025,000	0.1
500,000		SunGard Data Systems, Inc., 7.375%, 11/15/18	531,250	0.1
2,000,000		SunGard Data Systems, Inc., 7.625%, 11/15/20	2,150,000	0.2
EUR 2,000,000		UPC Holding BV, 8.375%, 08/15/20	2,954,625	0.3
1,000,000	#	VeriSign, Inc., 4.625%, 05/01/23	945,000	0.1
			29,459,313	3.3

		Materials: 9.6%
2,500,000		Aleris International, Inc., 7.625%, 02/15/18	2,628,125	0.3
750,000		Aleris International, Inc., 7.875%, 11/01/20	778,125	0.1
934,863	#, &	ARD Finance SA, 11.125%, 06/01/18	995,629	0.1
1,000,000	#	Ardagh Packaging Finance PLC / Ardagh MP Holdings USA, Inc., 7.375%, 10/15/17	1,073,750	0.1
1,000,000	#	Ardagh Packaging Finance PLC, 4.875%, 11/15/22	957,500	0.1
2,500,000	#	Ardagh Packaging Finance PLC, 7.000%, 11/15/20	2,412,500	0.3
250,000	#	Ardagh Packaging Finance PLC, 7.375%, 10/15/17	268,750	0.0
EUR 1,500,000	L	Ardagh Packaging Finance PLC, 9.250%, 10/15/20	2,125,829	0.2
750,000		Ashland, Inc., 3.875%, 04/15/18	744,375	0.1
2,000,000		Ashland, Inc., 4.750%, 08/15/22	1,885,000	0.2
1,000,000		Ashland, Inc., 6.875%, 05/15/43	965,000	0.1
1,500,000	L	Associated Materials, LLC, 9.125%, 11/01/17	1,601,250	0.2
250,000	#	Axiall Corp., 4.875%, 05/15/23	237,812	0.0
1,000,000	#	BC Mountain LLC / BC Mountain Finance, Inc., 7.000%, 02/01/21	997,500	0.1
2,000,000		Berry Plastics Corp., 9.750%, 01/15/21	2,320,000	0.3
500,000	#	Bombardier, Inc., 4.250%, 01/15/16	521,250	0.1
2,000,000	#	Building Materials Corp. of America, 6.750%, 05/01/21	2,155,000	0.2
1,000,000	#	Building Materials Corp. of America, 7.000%, 02/15/20	1,080,000	0.1
375,000	#	Building Materials Corp. of America, 7.500%, 03/15/20	405,937	0.0
1,000,000		Celanese US Holdings, LLC, 5.875%, 06/15/21	1,050,000	0.1
1,000,000		Celanese US Holdings, LLC, 6.625%, 10/15/18	1,085,000	0.1

ING PIMCO HIGH YIELD PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Materials: (continued)
1,250,000	#	Cemex SAB de CV, 9.000%, 01/11/18	$1,353,125	0.2
1,500,000	#	Eagle Spinco, Inc., 4.625%, 02/15/21	1,445,625	0.2
2,000,000	#, L	FMG Resources August 2006 Pty Ltd., 6.875%, 04/01/22	2,010,000	0.2
1,000,000	#	FMG Resources August 2006 Pty Ltd., 7.000%, 11/01/15	1,033,750	0.1
1,500,000	#, L	FMG Resources August 2006 Pty Ltd., 8.250%, 11/01/19	1,623,750	0.2
1,000,000	#	FQM Akubra, Inc., 7.500%, 06/01/21	1,030,000	0.1
1,500,000	#	FQM Akubra, Inc., 8.750%, 06/01/20	1,612,500	0.2
2,500,000		Graphic Packaging International, Inc., 7.875%, 10/01/18	2,737,500	0.3
1,000,000		Headwaters, Inc., 7.625%, 04/01/19	1,055,000	0.1
500,000	#, L	Hecla Mining Co., 6.875%, 05/01/21	475,000	0.1
1,500,000		Hexion US Finance Corp., 6.625%, 04/15/20	1,507,500	0.2
1,750,000		Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 8.875%, 02/01/18	1,820,000	0.2
2,000,000	L	Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 9.000%, 11/15/20	1,965,000	0.2
1,000,000		Huntsman International LLC, 4.875%, 11/15/20	952,500	0.1
4,000,000		Huntsman International, LLC, 8.625%, 03/15/21	4,460,000	0.5
2,000,000	#	Ineos Finance PLC, 7.500%, 05/01/20	2,155,000	0.2
1,250,000	#	INEOS Group Holdings SA, 6.125%, 08/15/18	1,225,000	0.1
1,800,000	#	Kinove German Bondco GmbH, 9.625%, 06/15/18	1,998,000	0.2
750,000		Lender Processing Services, Inc., 5.750%, 04/15/23	773,437	0.1
3,500,000		Novelis, Inc./GA, 8.375%, 12/15/17	3,766,875	0.4
3,000,000		Novelis, Inc./GA, 8.750%, 12/15/20	3,307,500	0.4
500,000	#, &	Orion Engineered Carbons Finance & Co. SCA, 9.250%, 08/01/19	512,500	0.1
2,500,000	#, L	Perstorp Holding AB, 8.750%, 05/15/17	2,606,250	0.3
2,706,000		Ply Gem Industries, Inc., 8.250%, 02/15/18	2,908,950	0.3
500,000	#	Rain CII Carbon, LLC / CII Carbon Corp., 8.000%, 12/01/18	506,250	0.1
1,000,000	#	Rain CII Carbon, LLC / CII Carbon Corp., 8.250%, 01/15/21	1,010,000	0.1
2,250,000		Rockwood Specialties Group, Inc., 4.625%, 10/15/20	2,272,500	0.3
500,000	#	Roofing Supply Group, LLC / Roofing Supply Finance, Inc., 10.000%, 06/01/20	562,500	0.1
750,000	#, L	Sappi Papier Holding GmbH, 7.750%, 07/15/17	783,750	0.1
250,000		Scotts Miracle-Gro Co., 7.250%, 01/15/18	262,813	0.0
500,000	#	Sealed Air Corp., 6.500%, 12/01/20	526,250	0.1
1,750,000	#	Sealed Air Corp., 8.125%, 09/15/19	1,960,000	0.2
2,000,000	#	Sealed Air Corp., 8.375%, 09/15/21	2,275,000	0.3
750,000		Steel Dynamics, Inc., 6.125%, 08/15/19	785,625	0.1
250,000		Steel Dynamics, Inc., 7.625%, 03/15/20	271,563	0.0
1,000,000	#	Taminco Global Chemical Corp., 9.750%, 03/31/20	1,135,000	0.1
1,000,000	L	Tronox Finance LLC, 6.375%, 08/15/20	995,000	0.1
1,250,000	#, L	US Coatings Acquisition, Inc. / Axalta Coating Systems Dutch Holding B BV, 7.375%, 05/01/21	1,312,500	0.2
			85,281,845	9.6

		Telecommunication Services: 9.3%
1,250,000	#	Avaya, Inc., 7.000%, 04/01/19	1,175,000	0.1
3,000,000		Crown Castle International Corp., 5.250%, 01/15/23	2,775,000	0.3
2,500,000		Crown Castle International Corp., 7.125%, 11/01/19	2,693,750	0.3
1,000,000	#	Digicel Group Ltd., 8.250%, 09/30/20	1,040,000	0.1
1,500,000	#	Digicel Ltd., 6.000%, 04/15/21	1,413,750	0.2
3,500,000	#	Digicel Ltd., 8.250%, 09/01/17	3,644,375	0.4
1,750,000	#	DigitalGlobe, Inc., 5.250%, 02/01/21	1,680,000	0.2
750,000		Frontier Communications Corp., 7.000%, 11/01/25	695,625	0.1
1,000,000		Frontier Communications Corp., 7.125%, 03/15/19	1,066,250	0.1
825,000		Frontier Communications Corp., 8.500%, 04/15/20	915,750	0.1

ING PIMCO HIGH YIELD PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Telecommunication Services: (continued)
1,000,000		Frontier Communications Corp., 9.000%, 08/15/31	$985,000	0.1
600,000		Hughes Satellite Systems Corp., 6.500%, 06/15/19	637,500	0.1
750,000		Hughes Satellite Systems Corp., 7.625%, 06/15/21	811,875	0.1
3,000,000		Intelsat Jackson Holdings SA, 7.250%, 10/15/20	3,217,500	0.4
3,000,000		Intelsat Jackson Holdings SA, 7.250%, 04/01/19	3,225,000	0.4
1,500,000		Intelsat Jackson Holdings SA, 7.500%, 04/01/21	1,627,500	0.2
2,500,000		Intelsat Jackson Holdings SA, 8.500%, 11/01/19	2,731,250	0.3
1,500,000	#	Intelsat Luxembourg SA, 7.750%, 06/01/21	1,558,125	0.2
2,000,000	#	Intelsat Luxembourg SA, 8.125%, 06/01/23	2,117,500	0.2
GBP 1,000,000		Lynx I Corp., 6.000%, 04/15/21	1,651,287	0.2
750,000	#	MetroPCS Wireless, Inc., 6.250%, 04/01/21	756,563	0.1
3,000,000		MetroPCS Wireless, Inc., 6.625%, 11/15/20	3,120,000	0.4
2,000,000	#	MetroPCS Wireless, Inc., 6.625%, 04/01/23	2,012,500	0.2
500,000		NeuStar, Inc., 4.500%, 01/15/23	451,250	0.0
1,100,000		Northwestern Bell Telephone, 7.750%, 05/01/30	1,168,005	0.1
500,000	#	Sable International Finance Ltd., 8.750%, 02/01/20	552,500	0.1
500,000		SBA Communications Corp., 5.625%, 10/01/19	493,750	0.1
500,000		SBA Telecommunications, Inc., 5.750%, 07/15/20	498,750	0.1
5,500,000		Sprint Capital Corp., 6.900%, 05/01/19	5,678,750	0.6
500,000	#	Sprint Corp., 7.250%, 09/15/21	506,250	0.1
1,250,000	#	Sprint Corp., 7.875%, 09/15/23	1,278,125	0.1
7,000,000		Sprint Nextel Corp., 6.000%, 11/15/22	6,475,000	0.7
1,000,000		Sprint Nextel Corp., 6.000%, 12/01/16	1,062,500	0.1
4,000,000		Sprint Nextel Corp., 8.750%, 03/15/32	4,085,000	0.5
1,000,000		Syniverse Holdings, Inc., 9.125%, 01/15/19	1,082,500	0.1
EUR 2,500,000		UPC Holding BV, 6.375%, 09/15/22	3,348,305	0.4
CHF 1,000,000		UPC Holding BV, 6.750%, 03/15/23	1,100,326	0.1
EUR 1,000,000		UPC Holding BV, 6.750%, 03/15/23	1,346,086	0.2
1,000,000	#	UPCB Finance V Ltd., 7.250%, 11/15/21	1,095,000	0.1
1,000,000	#	UPCB Finance VI Ltd., 6.875%, 01/15/22	1,065,000	0.1
1,000,000	#	Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, 7.748%, 02/02/21	1,080,000	0.1
1,000,000	#	VimpelCom Holdings BV, 7.504%, 03/01/22	1,056,250	0.1
2,500,000	#	Wind Acquisition Finance S.A., 7.250%, 02/15/18	2,600,000	0.3
1,000,000		Windstream Corp., 7.750%, 10/01/21	1,037,500	0.1
2,500,000		Windstream Corp., 7.750%, 10/15/20	2,593,750	0.3
1,000,000		Windstream Corp., 7.875%, 11/01/17	1,120,000	0.1
			82,325,697	9.3

		Utilities: 3.5%
1,250,000		AES Corp., 7.375%, 07/01/21	1,381,250	0.1
2,000,000		AES Corp., 8.000%, 10/15/17	2,310,000	0.3
500,000		AES Corp., 8.000%, 06/01/20	572,500	0.1
559,734		AES Red Oak, LLC, 8.540%, 11/30/19	593,318	0.1
3,154,000	#	Calpine Corp., 7.500%, 02/15/21	3,366,895	0.4
886,000	#	Calpine Corp., 7.875%, 01/15/23	936,945	0.1
1,780,000	#	Calpine Corp., 7.875%, 07/31/20	1,926,850	0.2
2,000,000	#	Energy Future Intermediate Holding Co., LLC, 6.875%, 08/15/17	2,045,000	0.2
1,000,000		Energy Future Intermediate Holding Co., LLC, 10.000%, 12/01/20	1,058,750	0.1
2,500,000	#	Energy Future Intermediate Holding Co., LLC, 10.000%, 12/01/20	2,637,500	0.3
500,000	#	Ipalco Enterprises, Inc., 7.250%, 04/01/16	552,500	0.1
2,250,000		NRG Energy, Inc., 6.625%, 03/15/23	2,216,250	0.2
2,000,000		NRG Energy, Inc., 7.625%, 01/15/18	2,225,000	0.2
500,000		NRG Energy, Inc., 7.875%, 05/15/21	537,500	0.1
4,000,000		NRG Energy, Inc., 8.250%, 09/01/20	4,410,000	0.5

ING PIMCO HIGH YIELD PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Utilities: (continued)
2,084,000	#	NSG Holdings, LLC, 7.750%, 12/15/25	$2,198,620	0.2
2,211,826	#	Tenaska Alabama Partners LP, 7.000%, 06/30/21	2,316,888	0.3
			31,285,766	3.5

		Total Corporate Bonds/Notes (Cost $787,589,401)	824,175,865	92.8

COLLATERALIZED MORTGAGE OBLIGATIONS: 0.2%
23,967		American Home Mortgage Investment Trust, 1.873%, 09/25/45	22,357	0.0
44,899		Bear Stearns Adjustable Rate Mortgage Trust, 2.872%, 05/25/47	36,614	0.0
468,077		Countrywide Home Loan Mortgage Pass Through Trust, 0.519%, 03/25/36	203,829	0.0
17,414		Countrywide Alternative Loan Trust, 0.439%, 07/25/35	14,269	0.0
341,542		Countrywide Alternative Loan Trust, 5.361%, 11/25/35	257,278	0.1
162,023		Countrywide Alternative Loan Trust, 6.000%, 11/25/36	128,588	0.0
53,153		Countrywide Alternative Loan Trust, 6.500%, 11/25/37	44,365	0.0
436,998		Greenpoint Mortgage Funding Trust, 0.499%, 09/25/46	104,408	0.0
36,209		GSR Mortgage Loan Trust, 2.796%, 01/25/36	33,643	0.0
286,457		Harborview Mortgage Loan Trust, 2.697%, 08/19/36	214,733	0.0
175,239		JPMorgan Mortgage Trust, 4.025%, 04/25/35	174,813	0.0
27,765		MASTR Adjustable Rate Mortgages Trust, 0.389%, 04/25/46	19,857	0.0
35,440		Merrill Lynch Mortgage-Backed Securities, 4.852%, 04/25/37	28,970	0.0
326,188		Structured Adjustable Rate Mortgage Loan Trust, 5.536%, 02/25/36	265,584	0.1
45,672		Washington Mutual Mortgage Pass-through Certificates, 2.539%, 02/25/37	39,461	0.0
46,105		Washington Mutual Mortgage Pass-through Certificates, 4.451%, 05/25/37	37,682	0.0

		Total Collateralized Mortgage Obligations (Cost $1,836,299)	1,626,451	0.2

U.S. TREASURY OBLIGATIONS: 5.9%
		U.S. Treasury Notes: 5.9%
5,500,000		0.125%, due 07/31/14	5,501,612	0.6
17,180,000		0.250%, due 05/31/14	17,199,121	1.9
3,200,000		0.250%, due 06/30/14	3,203,811	0.4
18,300,000		0.250%, due 08/31/14	18,323,241	2.1
6,400,000		0.250%, due 09/30/14	6,408,627	0.7
1,400,000		0.500%, due 08/15/14	1,404,785	0.2
100,000		0.750%, due 06/15/14	100,469	0.0

		Total U.S. Treasury Obligations (Cost $52,123,932)	52,141,666	5.9

ASSET-BACKED SECURITIES: 0.1%
		Home Equity Asset-Backed Securities: 0.0%
246,684		MASTR Asset-Backed Securities Trust, 0.389%, 11/25/36	104,598	0.0

		Other Asset-Backed Securities: 0.1%
1,166,637		Structured Asset Securities Corp., 0.479%, 06/25/35	1,014,518	0.1

		Total Asset-Backed Securities (Cost $951,387)	1,119,116	0.1

Shares			Value	Percentage of Net Assets

COMMON STOCK: 0.0%

		Consumer Discretionary: 0.0%
529	@	The Berry Company, LLC	22,324	0.0

		Total Common Stock (Cost $308,675)	22,324	0.0

		Total Long-Term Investments (Cost $842,809,694)	879,085,422	99.0

ING PIMCO HIGH YIELD PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 3.0%
	Securities Lending Collateralcc(1): 3.0%
6,288,959	Citigroup, Inc., Repurchase Agreement dated 09/30/13, 0.07%, due 10/01/13 (Repurchase Amount $6,288,971, collateralized by various U.S. Government Agency Obligations, 0.000%–4.875%, Market Value plus accrued interest $6,414,758, due 07/28/14–07/18/33)	$6,288,959	0.7
6,288,959	Deutsche Bank AG, Repurchase Agreement dated 09/30/13, 0.15%, due 10/01/13 (Repurchase Amount $6,288,985, collateralized by various U.S. Government Agency Obligations, 2.000%–8.000%, Market Value plus accrued interest $6,414,738, due 04/15/18–07/15/53)	6,288,959	0.7
6,288,959	JPMorgan Chase & Co., Repurchase Agreement dated 09/30/13, 0.07%, due 10/01/13 (Repurchase Amount $6,288,971, collateralized by various U.S. Government Agency Obligations, 2.000%–5.500%, Market Value plus accrued interest $6,414,807, due 03/01/23–07/01/43)	6,288,959	0.7
6,288,959	Morgan Stanley, Repurchase Agreement dated 09/30/13, 0.06%, due 10/01/13 (Repurchase Amount $6,288,969, collateralized by various U.S. Government Agency Obligations, 0.000%–8.500%, Market Value plus accrued interest $6,414,740, due 11/20/13–11/01/47)	6,288,959	0.7
1,323,713	UBS Warburg LLC, Repurchase Agreement dated 09/30/13, 0.04%, due 10/01/13 (Repurchase Amount $1,323,714, collateralized by various U.S. Government Securities, 0.000%-11.250%, Market Value plus accrued interest $1,350,190, due 10/15/13-02/15/43)	1,323,713	0.2
		26,479,549	3.0

	Total Short-Term Investments (Cost $26,479,549)	26,479,549	3.0

	Total Investments in Securities (Cost $869,289,243)	$905,564,971	102.0
	Liabilities in Excess of Other Assets	(17,971,099)	(2.0)
	Net Assets	$887,593,872	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

@	Non-income producing security

&	Payment-in-kind

cc	Securities purchased with cash collateral for securities loaned.

L	Loaned security, a portion or all of the security is on loan at September 30, 2013.

±	Defaulted security

X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.

Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

CAD	Canadian Dollar

CHF	Swiss Franc

EUR	EU Euro

GBP	British Pound

Cost for federal income tax purposes is $869,608,758.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$47,201,982
Gross Unrealized Depreciation	(11,245,769)
Net Unrealized Appreciation	$35,956,213

ING PIMCO HIGH YIELD PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2013
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$—	$—	$22,324	$22,324
Total Common Stock	—	—	22,324	22,324
Corporate Bonds/Notes	—	824,113,926	61,939	824,175,865
Collateralized Mortgage Obligations	—	1,626,451	—	1,626,451
Short-Term Investments	—	26,479,549	—	26,479,549
Asset-Backed Securities	—	1,119,116	—	1,119,116
U.S. Treasury Obligations	—	52,141,666	—	52,141,666
Total Investments, at fair value	$—	$905,480,708	$84,263	$905,564,971
Other Financial Instruments+
Swaps	1,084,817	288,984	—	1,373,801
Forward Foreign Currency Contracts	—	7,591	—	7,591
Total Assets	$1,084,817	$905,777,283	$84,263	$906,946,363
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(1,000,041)	$—	$(1,000,041)
Total Liabilities	$—	$(1,000,041)	$—	$(1,000,041)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

At September 30, 2013, the following forward foreign currency contracts were outstanding for the ING PIMCO High Yield Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Credit Suisse Group AG	Brazilian Real	100,000	Buy	11/04/13	$43,070	$44,742	$1,672
							$1,672

Citigroup, Inc.	Canadian Dollar	969,000	Sell	12/23/13	$944,682	$938,763	$5,919
Citigroup, Inc.	EU Euro	21,838,000	Sell	12/17/13	28,976,558	29,549,411	(572,853)
Royal Bank of Scotland Group PLC	Swiss Franc	1,000,000	Sell	11/14/13	1,081,432	1,106,154	(24,722)
Royal Bank of Scotland Group PLC	British Pound	7,174,000	Sell	12/12/13	11,205,429	11,607,895	(402,466)
							$(994,122)

ING PIMCO High Yield Portfolio Centrally Cleared Credit Default Swaps Outstanding on September 30, 2013

Centrally Cleared Credit Default Swaps on Credit Indices—Sell Protection(1)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Implied Credit Spread at 09/30/13 (%)(2)	Notional Amount(3)	Fair Value(4)	Unrealized Appreciation/ (Depreciation)
CDX.NA.HY.16 Index	Sell	5.000	06/20/16		USD 1,440,000	$115,132	$(68)
CDX.NA.HY.16 Index	Sell	5.000	06/20/16		USD 3,360,000	268,644	470,243
CDX.NA.HY.19 Index	Sell	5.000	12/20/17		USD 10,000,000	701,041	552,667
						$1,084,817	$1,022,842

ING PIMCO HIGH YIELD PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

ING PIMCO High Yield Portfolio Over-the-Counter Credit Default Swap Agreements Outstanding on September 30, 2013:

Credit Default Swaps on Corporate and Sovereign Issues—Sell Protection(1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Implied Credit Spread at 09/30/13 (%)(2)	Notional Amount(3)	Fair Value(4)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Credit Suisse Group AG	AES Corp.	Sell	5.000	03/20/14	0.273	USD 2,000,000	$44,801	$(188,750)	$233,551
Citigroup, Inc.	Aramark Services	Sell	5.000	03/20/14	0.312	USD 100,000	2,221	(2,718)	4,939
Citigroup, Inc.	Community Health Systems	Sell	5.000	09/20/14	0.587	USD 100,000	4,320	(9,000)	13,320
Credit Suisse Group AG	El Paso Corp.	Sell	5.000	12/20/14	0.505	USD 2,500,000	138,110	(75,000)	213,110
Goldman Sachs & Co.	El Paso Corp.	Sell	5.000	09/20/14	0.442	USD 2,000,000	89,352	(190,000)	279,352
Barclays Bank PLC	SLM Corp.	Sell	5.000	12/20/13	0.469	USD 1,000,000	10,180	(110,000)	120,180
							$288,984	$(575,468)	$864,452

(1)	If the Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either i) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or ii) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

(2)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio’s Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting market values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)	The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(4)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2013 was as follows:

Derivatives not accounted for as hedging instruments
Asset Derivatives	Instrument Type	Fair Value
Foreign exchange contracts	Forward foreign currency contracts	$7,591
Credit contracts	OTC credit default swaps	288,984
Credit contracts	Centrally cleared credit default swaps*	1,084,817
Total Asset Derivatives		$1,381,392

Liability Derivatives	Instrument Type
Foreign exchange contracts	Forward foreign currency contracts	$1,000,041
Total Liability Derivatives		$1,000,041

*	Includes cumulative appreciation/depreciation of centrally cleared swaps as reported in the table following the Portfolio of Investments.

ING PIMCO HIGH YIELD PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at September 30, 2013:

Assets:	Barclays Bank PLC	Citigroup, Inc.	Credit Suisse Group AG	Goldman Sachs & Co.	Royal Bank of Scotland Group PLC	Totals
Forward foreign currency contracts	$—	$5,919	$1,672	$—	$—	$7,591
Credit default swaps	10,180	6,541	182,911	89,352	—	288,984
Total Assets	$10,180	$12,460	$184,583	$89,352	$—	$296,575

Liabilities:
Forward foreign currency contracts	$—	$572,853	$—	$—	$427,188	$1,000,041
Total Liabilities	$—	$572,853	$—	$—	$427,188	$1,000,041

Net OTC derivative instruments by counterparty, at fair value	$10,180	$(560,393)	$184,583	$89,352	$(427,188)	(703,466)
Total collateral pledged by Portfolio/(Received from counterparty)	$—	$—	$(300,000)	$(130,000)	$—	$(430,000)
Net Exposure(1)	$10,180	$(560,393)	$(115,417)	$(40,648)	$(427,188)	$(1,133,466)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

ING PIMCO TOTAL RETURN BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: 11.6%
		Consumer Staples: 1.3%
5,500,000	#	President and Fellows of Harvard College, 6.000%, 01/15/19	$6,540,375	0.2
21,500,000	#	President and Fellows of Harvard College, 6.500%, 01/15/39	28,353,555	1.0
2,600,000		Reynolds American, Inc., 6.750%, 06/15/17	3,007,040	0.1
1,200,000		Reynolds American, Inc., 7.625%, 06/01/16	1,407,158	0.0
			39,308,128	1.3

		Energy: 0.4%
1,000,000	#	OAO Novatek Via Novatek Finance Ltd., 5.326%, 02/03/16	1,063,600	0.0
1,017,500	#, L	Odebrecht Drilling Norbe VIII/IX Ltd., 6.350%, 06/30/21	1,040,394	0.0
700,000		TNK-BP Finance SA, 7.500%, 07/18/16	784,875	0.0
1,500,000	#	TransCapitalInvest Ltd. for OJSC AK Transneft, 8.700%, 08/07/18	1,818,750	0.1
4,000,000		Transocean, Inc., 4.950%, 11/15/15	4,293,712	0.2
2,700,000		White Nights Finance BV for Gazprom, 10.500%, 03/25/14	2,818,125	0.1
			11,819,456	0.4

		Financials: 9.2%
1,488,000		AGFS Funding Co., 5.500%, 05/10/17	1,492,092	0.1
CAD 4,000,000		American International Group, Inc., 4.900%, 06/02/14	3,968,822	0.1
500,000		American International Group, Inc., 5.450%, 05/18/17	559,928	0.0
200,000		GMAC, Inc., 6.750%, 12/01/14	211,000	0.0
12,200,000		Ally Financial, Inc., 3.465%, 02/11/14	12,307,238	0.4
500,000		Ally Financial, Inc., 3.652%, 06/20/14	507,525	0.0
600,000		Ally Financial, Inc., 4.500%, 02/11/14	606,966	0.0
100,000		Ally Financial, Inc., 4.625%, 06/26/15	103,504	0.0
5,100,000		Ally Financial, Inc., 5.500%, 02/15/17	5,373,589	0.2
1,000,000		Ally Financial, Inc., 7.500%, 12/31/13	1,016,250	0.0
3,300,000		Ally Financial, Inc., 7.500%, 09/15/20	3,720,750	0.1
14,000,000		Ally Financial, Inc., 8.300%, 02/12/15	15,120,000	0.5
5,000,000	#	Australia & New Zealand Banking Group Ltd., 2.125%, 01/10/14	5,021,840	0.2
7,000,000	#	Banco Santander Brazil SA/Cayman Islands, 2.352%, 03/18/14	6,992,993	0.2
23,500,000		Bank of America Corp., 6.500%, 08/01/16	26,655,956	0.9
13,600,000		Bank of America NA, 0.534%, 06/15/16	13,313,842	0.5
2,300,000	#	Bank of Montreal, 2.850%, 06/09/15	2,391,763	0.1
200,000	#	Bank of Nova Scotia, 1.950%, 01/30/17	205,461	0.0
500,000		Barclays Bank PLC, 2.375%, 01/13/14	502,740	0.0
400,000		Barclays Bank PLC, 5.200%, 07/10/14	414,093	0.0
GBP 4,700,000		Barclays Bank PLC, 14.000%, 11/29/49	10,233,019	0.4
1,400,000	#	BBVA, 4.500%, 03/10/16	1,470,000	0.1
2,700,000	#	BBVA, 6.500%, 03/10/21	2,821,500	0.1
8,900,000		BNP Paribas, 1.144%, 01/10/14	8,916,972	0.3
1,000,000	#	BPCE S.A., 2.375%, 10/04/13	1,000,200	0.0
900,000	#	CIT Group, Inc., 5.250%, 04/01/14	916,875	0.0
2,000,000	#	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 11.000%, 12/29/49	2,616,880	0.1
4,100,000		Ford Motor Credit Co., LLC, 7.000%, 04/15/15	4,459,033	0.2
1,700,000		Ford Motor Credit Co., LLC, 8.000%, 12/15/16	2,014,413	0.1
1,900,000		Ford Motor Credit Co., LLC, 8.700%, 10/01/14	2,044,786	0.1
2,300,000	#	International Lease Finance Corp., 6.750%, 09/01/16	2,535,750	0.1
4,800,000	#	Intesa Sanpaolo SpA, 2.662%, 02/24/14	4,826,928	0.2
3,700,000		Intesa Sanpaolo SpA, 3.125%, 01/15/16	3,697,303	0.1
800,000		JPMorgan Chase & Co., 3.150%, 07/05/16	840,126	0.0
GBP 3,300,000		LBG Capital No.1 PLC, 7.588%, 05/12/20	5,609,519	0.2
GBP 4,100,000		LBG Capital No.1 PLC, 7.869%, 08/25/20	7,048,947	0.2
GBP 4,800,000		LBG Capital No.2 PLC, 7.625%, 12/09/19	8,103,934	0.3

ING PIMCO TOTAL RETURN BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Financials: (continued)
GBP 2,700,000		Llyods, 7.867%, 12/17/19	$4,614,740	0.2
EUR 1,300,000	L	Llyods, 8.875%, 02/07/20	1,942,666	0.1
GBP 1,300,000		Llyods, 15.000%, 12/21/19	3,046,382	0.1
200,000		Merrill Lynch & Co., Inc., 6.500%, 07/15/18	233,784	0.0
8,600,000		Merrill Lynch & Co., Inc., 6.875%, 04/25/18	10,147,235	0.3
6,800,000	#	National Australia Bank Ltd., 0.989%, 04/11/14	6,825,072	0.2
12,000,000	#	RCI Banque SA, 2.139%, 04/11/14	12,034,068	0.4
3,900,000	#, L	Royal Bank of Scotland PLC, 6.990%, 10/29/49	4,056,000	0.1
2,000,000		SLM Corp., 5.000%, 10/01/13	2,000,205	0.1
4,000,000		Springleaf Finance Corp., 6.900%, 12/15/17	4,200,000	0.1
30,200,000	#	SSIF Nevada L.P., 0.968%, 04/14/14	30,316,361	1.0
2,200,000	#	Sumitomo Mitsui Banking Corp., 1.950%, 01/14/14	2,209,420	0.1
10,600,000		Toyota Motor Credit Corp., 0.553%, 05/17/16	10,634,736	0.4
2,500,000		Vesey Street Investment Trust I, 4.404%, 09/01/16	2,682,993	0.1
5,715,000		Wachovia Corp., 0.605%, 10/28/15	5,693,432	0.2
			270,279,631	9.2

		Industrials: 0.0%
96,935	±	United Air Lines, Inc., 9.350%, 04/07/16	27,384	0.0

		Materials: 0.0%
1,100,000	#	Braskem Finance Ltd., 5.750%, 04/15/21	1,083,500	0.0

		Telecommunication Services: 0.7%
1,200,000		Verizon Communications, Inc., 2.002%, 09/14/18	1,263,300	0.0
1,500,000		Verizon Communications, Inc., 2.500%, 09/15/16	1,547,480	0.1
6,000,000		Verizon Communications, Inc., 3.650%, 09/14/18	6,330,714	0.2
1,500,000		Verizon Communications, Inc., 4.500%, 09/15/20	1,597,815	0.1
4,100,000		Verizon Communications, Inc., 5.150%, 09/15/23	4,404,806	0.1
4,100,000		Verizon Communications, Inc., 6.400%, 09/15/33	4,565,891	0.2
			19,710,006	0.7

		Utilities: 0.0%
600,000	#	ENN Energy Holdings Ltd., 6.000%, 05/13/21	637,539	0.0

		Total Corporate Bonds/Notes (Cost $321,926,092)	342,865,644	11.6

COLLATERALIZED MORTGAGE OBLIGATIONS: 8.4%
1,078,589		American Home Mortgage Investment Trust, 2.393%, 02/25/45	1,082,536	0.0
9,867,742		Banc of America Commercial Mortgage Trust 2006-4, 5.617%, 07/10/46	10,933,488	0.4
3,500,000		Banc of America Commercial Mortgage, Inc., 5.734%, 05/10/45	3,842,051	0.1
1,289,807		Banc of America Funding Corp., 2.666%, 05/25/35	1,310,267	0.1
2,297,176	#	Banc of America Large Loan, Inc., 2.482%, 11/15/15	2,301,435	0.1
130,452		Banc of America Mortgage Securities, Inc., 2.748%, 07/25/33	131,361	0.0
2,658,642	#	BCAP, LLC Trust, 5.250%, 02/26/36	2,433,065	0.1
6,082,942	#	BCAP, LLC Trust, 5.250%, 08/26/37	6,178,502	0.2
3,648,571		Bear Stearns Adjustable Rate Mortgage Trust, 2.430%, 10/25/35	3,531,051	0.1
122,961		Bear Stearns Adjustable Rate Mortgage Trust, 2.960%, 01/25/34	122,336	0.0
1,714,192		Bear Stearns Alternative-A Trust, 2.638%, 11/25/36	1,148,603	0.0
1,145,436		Bear Stearns Alternative-A Trust, 2.667%, 05/25/35	1,062,097	0.0
2,863,786		Bear Stearns Alternative-A Trust, 2.678%, 11/25/36	1,999,996	0.1
930,620		Bear Stearns Alternative-A Trust, 2.735%, 09/25/35	771,777	0.0
13,888,048		Bear Stearns Commercial Mortgage Securities Trust 2007-PWR16, 5.898%, 06/11/40	15,693,376	0.5

ING PIMCO TOTAL RETURN BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
13,820,755		CD 2006-CD2 Mortgage Trust, 5.485%, 01/15/46	$14,920,396	0.5
3,785,226		Chase Mortgage Finance Corp., 5.056%, 12/25/35	3,659,780	0.1
1,513,253		Citicorp Mortgage Securities, Inc., 5.500%, 08/25/36	1,512,203	0.1
13,637,174		Citigroup Commercial Mortgage Trust 2006-C5, 5.425%, 10/15/49	15,048,602	0.5
547,878		Citigroup Mortgage Loan Trust, Inc., 2.550%, 10/25/35	529,671	0.0
10,062,089		Citigroup Mortgage Loan Trust, Inc., 5.500%, 09/25/35	10,035,737	0.4
2,530,915	ˆ	Countrywide Alternative Loan Trust, 4.821%, 05/25/35	314,602	0.0
538,123		Countrywide Home Loan Mortgage Pass-through Trust, 0.499%, 03/25/35	433,241	0.0
1,905,057	#	Countrywide Home Loan Mortgage Pass-through Trust, 0.519%, 06/25/35	1,662,360	0.1
10,700,000		Credit Suisse Mortgage Capital Certificates, 5.695%, 09/15/40	11,972,813	0.4
444,890		Downey Savings & Loan Association Mortgage Loan Trust, 2.641%, 07/19/44	432,257	0.0
EUR 200,158		European Loan Conduit, 0.376%, 05/15/19	259,275	0.0
451,624		Federal Housing Administration, 8.175%, 03/01/27	441,944	0.0
591,787		First Horizon Alternative Mortgage Securities, 2.279%, 03/25/35	465,778	0.0
32,712,429	ˆ	First Horizon Alternative Mortgage Securities, 4.521%, 01/25/36	3,732,149	0.1
2,829,831		First Horizon Alternative Mortgage Securities, 5.107%, 02/25/36	2,722,087	0.1
532,725		GMAC Mortgage Corp. Loan Trust, 3.535%, 11/19/35	497,190	0.0
200,000		Greenwich Capital Commercial Funding Corp., 4.799%, 08/10/42	206,915	0.0
1,900,000		Greenwich Capital Commercial Funding Corp., 5.444%, 03/10/39	2,105,544	0.1
1,403,978		GSR Mortgage Loan Trust, 2.661%, 09/25/35	1,399,109	0.1
7,224		GSR Mortgage Loan Trust, 6.000%, 03/25/32	7,179	0.0
3,080,646		Harborview Mortgage Loan Trust, 0.371%, 01/19/38	2,456,285	0.1
2,927,096		Harborview Mortgage Loan Trust, 0.421%, 03/19/36	1,964,008	0.1
16,522,922		Homebanc Mortgage Trust, 0.419%, 07/25/35	14,929,749	0.5
82,209		JP Morgan Mortgage Trust, 5.750%, 01/25/36	75,561	0.0
600,000		JPMorgan Chase Commercial Mortgage Securities Corp., 5.420%, 01/15/49	664,207	0.0
1,300,000		JPMorgan Chase Commercial Mortgage Securities Corp., 5.882%, 02/15/51	1,463,955	0.1
1,130,835		Merrill Lynch Mortgage Investors, Inc., 0.389%, 02/25/36	1,035,934	0.0
3,100,000		Merrill Lynch Mortgage Investors, Inc., 0.559%, 08/25/35	2,648,913	0.1
8,870,000		Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.378%, 08/12/48	9,743,149	0.3
2,700,000		Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.485%, 03/12/51	2,988,238	0.1
8,100,000		Merrill Lynch/Countrywide Commercial Mortgage Trust, 6.093%, 08/12/49	9,153,194	0.3
192,790		MLCC Mortgage Investors, Inc., 0.429%, 11/25/35	176,042	0.0
15,592,514		Morgan Stanley Capital I Trust 2006-IQ12, 5.319%, 12/15/43	17,175,178	0.6
1,400,000	#	Morgan Stanley Reremic Trust, 5.993%, 08/12/45	1,559,332	0.1

ING PIMCO TOTAL RETURN BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
44,278	#	Nomura Asset Acceptance Corp., 7.000%, 02/19/30	$44,198	0.0
3,511,222	#	RBSSP Resecuritization Trust, 0.429%, 02/26/37	3,198,457	0.1
158,710		Residential Accredit Loans, Inc., 0.579%, 03/25/33	156,212	0.0
845,209		Residential Accredit Loans, Inc., 1.513%, 09/25/45	695,695	0.0
66,065		Residential Asset Securitization Trust, 0.579%, 05/25/33	64,461	0.0
57,383		Sequoia Mortgage Trust, 0.530%, 07/20/33	56,731	0.0
2,600,000		SLM Student Loan Trust, 0.766%, 10/25/17	2,594,010	0.1
14,364,522		SLM Student Loan Trust, 1.766%, 04/25/23	14,779,614	0.5
1,000,000	#	SLM Student Loan Trust, 2.832%, 12/16/19	1,019,122	0.0
4,155,621		Structured Adjustable Rate Mortgage Loan Trust, 2.463%, 04/25/35	3,990,181	0.1
2,732,148		Structured Asset Mortgage Investments, Inc., 0.399%, 05/25/36	1,727,480	0.1
1,193,838		Structured Asset Mortgage Investments, Inc., 0.431%, 07/19/35	1,129,848	0.0
18,942,956		Wachovia Bank Commercial Mortgage Trust Series 2006-C24, 5.557%, 03/15/45	20,530,300	0.7
48,658		WaMu Mortgage Pass Through Certificates, 1.553%, 06/25/42	44,404	0.0
167,296		WaMu Mortgage Pass Through Certificates, 2.454%, 10/25/46	153,813	0.0
56,903		Washington Mutual Mortgage Pass-through Certificates, 1.553%, 08/25/42	51,954	0.0
2,555,597		Washington Mutual Mortgage Pass-through Certificates, 2.454%, 08/25/46	2,230,307	0.1
5,275,544		Wells Fargo Mortgage Backed Securities Trust, 2.642%, 03/25/36	5,072,908	0.2
129,760		Wells Fargo Mortgage-Backed Securities Trust, 2.677%, 10/25/33	129,552	0.0

		Total Collateralized Mortgage Obligations (Cost $239,029,456)	248,603,765	8.4

MUNICIPAL BONDS: 3.5%
		California: 1.7%
1,200,000		California Infrastructure & Economic Development Bank, 6.486%, 05/15/49	1,268,124	0.0
4,200,000		California State Public Works Board, 7.804%, 03/01/35	4,835,292	0.2
2,000,000		California State University, 6.484%, 11/01/41	2,074,180	0.1
600,000		Los Angeles County Public Works Financing Authority, 7.488%, 08/01/33	708,672	0.0
800,000		Los Angeles County Public Works Financing Authority, 7.618%, 08/01/40	955,472	0.0
6,700,000		Los Angeles Unified School District, 4.500%, 07/01/22	7,352,178	0.3
4,500,000		Bay Area Toll Authority, 7.043%, 04/01/50	5,496,930	0.2
7,700,000		Los Angeles Department of Airports, 6.582%, 05/15/39	9,115,568	0.3
700,000		State of California, 7.500%, 04/01/34	888,062	0.0
2,700,000		State of California, 7.600%, 11/01/40	3,530,655	0.1
1,800,000		Tobacco Securitization Authority of Southern California/CA, 5.125%, 06/01/46	1,289,556	0.1
9,300,000		University of California, 6.270%, 05/15/31	10,138,395	0.4
600,000		University of California, 6.398%, 05/15/31	716,316	0.0
800,000		University of California, 6.548%, 05/15/48	944,032	0.0
			49,313,432	1.7

		Illinois: 0.3%
500,000		Chicago Transit Authority, 6.300%, 12/01/21	551,940	0.0
200,000		Chicago Transit Authority, 6.300%, 12/01/21	220,776	0.0

ING PIMCO TOTAL RETURN BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets

MUNICIPAL BONDS: (continued)
	Illinois: (continued)
4,300,000	Chicago Transit Authority, 6.899%, 12/01/40	$4,828,986	0.2
2,500,000	Chicago Transit Authority, 6.899%, 12/01/40	2,807,550	0.1
		8,409,252	0.3

	Nebraska: 0.1%
1,500,000	Public Power Generation Agency, 7.242%, 01/01/41	1,632,885	0.1

	Nevada: 0.1%
2,300,000	County of Clark NV, 6.820%, 07/01/45	2,825,826	0.1

	New Jersey: 0.2%
2,945,000	New Jersey State Turnpike Authority, 7.102%, 01/01/41	3,701,983	0.1
3,500,000	New Jersey Transportation Trust Fund Authority, 5.250%, 06/15/36	3,669,155	0.1
		7,371,138	0.2

	New York: 0.7%
5,000,000	Metropolitan Transportation Authority, 5.000%, 11/15/27	5,549,400	0.2
5,900,000	New York City Municipal Water Finance Authority, 5.882%, 06/15/44	6,701,692	0.2
5,900,000	New York City Municipal Water Finance Authority, 6.282%, 06/15/42	6,264,561	0.2
1,000,000	New York State Dormitory Authority, 5.000%, 12/15/30	1,086,780	0.1
1,000,000	New York State Dormitory Authority, 5.000%, 03/15/31	1,074,860	0.0
		20,677,293	0.7

	North Carolina: 0.1%
3,000,000	North Carolina Medical Care Commission, 5.000%, 06/01/42	3,037,710	0.1

	Pennsylvania: 0.2%
2,700,000	Pennsylvania Economic Development Financing Authority, 6.532%, 06/15/39	2,770,767	0.1
4,000,000	University of Pittsburgh, 5.000%, 09/15/28	4,385,400	0.1
		7,156,167	0.2

	Texas: 0.1%
3,400,000	Dallas/Fort Worth International Airport, 5.000%, 11/01/25	3,627,290	0.1

	Total Municipal Bonds (Cost $95,100,570)	104,050,993	3.5

U.S. TREASURY OBLIGATIONS: 22.8%
	Treasury Inflation Indexed Protected Securities: 9.6%
3,800,000	0.125%, due 04/15/17	4,033,177	0.1
300,000	0.125%, due 04/15/18	312,565	0.0
3,500,000	0.125%, due 01/15/22	3,570,656	0.1
18,400,000	0.125%, due 07/15/22	18,429,349	0.6
1,600,000	0.125%, due 01/15/23	1,576,475	0.1
1,600,000	0.625%, due 07/15/21	1,727,810	0.1
4,800,000	1.125%, due 01/15/21	5,522,720	0.2
5,600,000	1.250%, due 07/15/20	6,568,810	0.2
1,500,000	1.375%, due 01/15/20	1,778,771	0.1
56,800,000	1.750%, due 01/15/28	71,033,313	2.4
19,300,000	2.000%, due 01/15/26	26,244,640	0.9
29,500,000	2.375%, due 01/15/25	43,689,865	1.5
53,900,000	2.375%, due 01/15/27	75,228,734	2.5
12,400,000	2.500%, due 01/15/29	16,607,509	0.6
2,200,000	3.625%, due 04/15/28	4,399,200	0.1
1,200,000	3.875%, due 04/15/29	2,448,559	0.1
		283,172,153	9.6

	U.S. Treasury Notes: 13.2%
96,200,000	0.625%, due 04/30/18	93,535,741	3.2
76,000,000	0.750%, due 03/31/18	74,408,712	2.5
7,600,000	1.000%, due 06/30/19	7,328,064	0.2
19,700,000	1.125%, due 05/31/19	19,168,257	0.7
300,000	1.125%, due 12/31/19	287,766	0.0
1,000,000	1.375%, due 06/30/18	1,003,008	0.0
200,000	1.375%, due 07/31/18	200,414	0.0
193,400,000	1.500%, due 08/31/18	194,752,253	6.6
		390,684,215	13.2

	Total U.S. Treasury Obligations (Cost $682,748,823)	673,856,368	22.8

ASSET-BACKED SECURITIES: 4.4%
	Home Equity Asset-Backed Securities: 1.6%
27,300,000	Accredited Mortgage Loan Trust 2006-1, 0.459%, 04/25/36	18,644,153	0.6
7,029,276	ACE Securities Corp., 1.079%, 12/25/34	6,114,823	0.2
3,949,341	ACE Securities Corp., 1.979%, 10/25/32	3,839,103	0.1
4,367,844	Asset Backed Securities Corp. Home Equity, 1.427%, 08/15/33	4,065,152	0.2

ING PIMCO TOTAL RETURN BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

ASSET-BACKED SECURITIES: (continued)
		Home Equity Asset-Backed Securities: (continued)
4,463,715		Bear Stearns Asset Backed Securities Trust, 0.379%, 12/25/36	$4,042,751	0.1
5,700,000		Bear Stearns Asset Backed Securities Trust, 0.429%, 04/25/37	3,065,791	0.1
2,330,000		Bear Stearns Asset Backed Securities Trust, 0.609%, 11/25/35	2,132,985	0.1
3,500,000		Home Equity Asset Trust 2005-2, 1.274%, 07/25/35	3,013,696	0.1
136,298		MASTR Asset-Backed Securities Trust, 0.229%, 11/25/36	56,220	0.0
2,400,000		Morgan Stanley ABS Capital I, Inc. Trust 2005-NC2, 0.789%, 03/25/35	1,905,650	0.1
118,985		New Century Home Equity Loan Trust 2005-2, 0.439%, 06/25/35	119,026	0.0
134,770		Renaissance Home Equity Loan Trust, 0.619%, 08/25/33	124,523	0.0
92,169		Securitized Asset Backed Receivables, LLC Trust, 0.259%, 11/25/36	32,113	0.0
			47,155,986	1.6

		Other Asset-Backed Securities: 2.8%
8,314,765	#	ACA CLO 2006-1 Ltd., 0.516%, 07/25/18	8,243,989	0.3
16,432		Bear Stearns Asset Backed Securities Trust, 0.259%, 10/25/36	16,319	0.0
2,866,511		Bear Stearns Asset Backed Securities Trust, 2.996%, 10/25/36	2,763,764	0.1
73,575		Chase Funding Mortgage Loan Asset-Backed Certificates, 0.919%, 10/25/32	68,366	0.0
74,105		Countrywide Asset-Backed Certificates, 0.279%, 05/25/47	73,262	0.0
3,500,000		Countrywide Asset-Backed Certificates, 0.529%, 04/25/36	3,296,429	0.1
16,467		Credit-Based Asset Servicing and Securitization, LLC, 0.239%, 11/25/36	8,599	0.0
4,800,000		First Frankin Mortgage Loan Trust 2005-FF9, 0.539%, 10/25/35	4,091,381	0.1
177,737		GSAMP Trust, 0.249%, 12/25/36	86,270	0.0
9,437,691	#	Halcyon Structured Asset Management Long Secured/Short Unsecured 2007-1 Ltd., 0.490%, 08/07/21	9,335,301	0.3
3,017,117		Lehman XS Trust, 0.579%, 10/25/35	2,892,110	0.1
7,096,651	#	Pacifica CDO Ltd., 0.524%, 01/26/20	7,050,544	0.2
2,500,000		Park Place Securities, Inc., 0.899%, 03/25/35	2,111,190	0.1
331,833		Securitized Asset Backed Receivables, LLC Trust, 0.239%, 12/25/36	108,019	0.0
11,856,985		Small Business Administration, 5.160%, 02/01/28	13,059,112	0.5
1,081,907		Small Business Administration, 5.290%, 12/01/27	1,188,562	0.1
7,341,924		Small Business Administration, 5.471%, 03/10/18	7,996,050	0.3
7,398,929		Small Business Administration, 5.490%, 03/01/28	8,163,546	0.3
5,522,901		Small Business Administration, 5.902%, 02/10/18	6,117,643	0.2
3,848,158		Soundview Home Equity Loan Trust, 0.319%, 12/25/36	3,750,624	0.1
71,104		Specialty Underwriting & Residential Finance, 0.239%, 01/25/38	70,228	0.0
941,939		Structured Asset Investment Loan Trust 2005-3, 0.749%, 04/25/35	919,360	0.0
			81,410,668	2.8

		Total Asset-Backed Securities (Cost $121,607,741)	128,566,654	4.4

U.S. GOVERNMENT AGENCY OBLIGATIONS: 47.1%
		Federal Home Loan Mortgage Corporation: 8.9%##
32,503		0.532%, due 12/15/29	32,586	0.0
112,600,000		0.750%, due 01/12/18	109,882,624	3.7
900,000		0.875%, due 03/07/18	880,438	0.0
11,800,000		1.000%, due 03/08/17	11,846,610	0.4
19,600,000		1.000%, due 06/29/17	19,576,402	0.7
14,600,000		1.000%, due 07/28/17	14,572,172	0.5
14,700,000		1.000%, due 09/29/17	14,594,954	0.5
21,800,000		1.250%, due 05/12/17	21,969,887	0.8
5,200,000		1.250%, due 08/01/19	5,004,714	0.2

ING PIMCO TOTAL RETURN BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal Home Loan Mortgage Corporation: (continued)
7,900,000		1.250%, due 10/02/19	$7,563,484	0.3
770,287		1.359%, due 10/25/44	792,458	0.0
1,487,211		1.554%, due 07/25/44	1,514,786	0.1
261,395		2.015%, due 09/01/35	275,769	0.0
22,725		2.335%, due 06/01/24	24,170	0.0
2,700,000		2.375%, due 01/13/22	2,633,872	0.1
35,827		2.375%, due 11/01/31	37,781	0.0
2,611,688		2.473%, due 06/01/35	2,782,196	0.1
728,963		2.574%, due 01/01/29	780,076	0.0
46,579		3.500%, due 07/15/32	48,477	0.0
800,000		3.750%, due 03/27/19	881,877	0.0
85,065		4.500%, due 06/01/39	90,605	0.0
422,966		4.500%, due 10/01/39	450,962	0.0
2,000,000	W	4.500%, due 11/01/39	2,122,812	0.1
11,069,459		4.500%, due 05/01/40	11,799,757	0.4
109,686		4.500%, due 09/01/40	117,005	0.0
71,495		4.500%, due 03/01/41	76,343	0.0
2,705,064		4.500%, due 09/01/41	2,886,133	0.1
989,274		4.500%, due 09/01/41	1,056,634	0.1
130,647		5.336%, due 03/01/35	139,091	0.0
3,202		5.500%, due 02/01/14	3,219	0.0
500,000		5.500%, due 08/23/17	583,740	0.0
25,202		5.500%, due 01/01/19	27,262	0.0
278,413		5.500%, due 09/01/19	298,651	0.0
47,836		5.500%, due 11/01/21	51,763	0.0
204,794		5.500%, due 03/01/23	221,804	0.0
60,460		5.500%, due 03/01/34	65,987	0.0
39,125		5.500%, due 05/01/36	42,383	0.0
50,861		5.500%, due 12/01/36	55,118	0.0
309,807		5.500%, due 03/01/37	335,605	0.0
118,590		5.500%, due 04/01/37	128,465	0.0
465,127		5.500%, due 05/01/37	503,859	0.0
62,020		5.500%, due 09/01/37	67,359	0.0
247,229		5.500%, due 09/01/37	267,815	0.0
87,562		5.500%, due 10/01/37	94,853	0.0
314,500		5.500%, due 11/01/37	340,689	0.0
257,812		5.500%, due 12/01/37	279,281	0.0
40,167		5.500%, due 01/01/38	43,642	0.0
64,326		5.500%, due 01/01/38	69,683	0.0
677,514		5.500%, due 02/01/38	733,931	0.0
876,524		5.500%, due 02/01/38	949,513	0.0
385,948		5.500%, due 03/01/38	418,086	0.0
48,852		5.500%, due 04/01/38	52,920	0.0
73,977		5.500%, due 05/01/38	80,137	0.0
315,550		5.500%, due 05/01/38	343,391	0.0
330,095		5.500%, due 06/01/38	357,582	0.0
1,322,543		5.500%, due 06/01/38	1,432,671	0.1
1,488,512		5.500%, due 07/01/38	1,612,461	0.1
290,796		5.500%, due 08/01/38	315,011	0.0
46,219		5.500%, due 08/01/38	50,068	0.0
337,709		5.500%, due 09/01/38	365,830	0.0
328,180		5.500%, due 10/01/38	355,508	0.0
319,114		5.500%, due 10/01/38	345,687	0.0
41,133		5.500%, due 11/01/38	44,558	0.0
1,103,196		5.500%, due 11/01/38	1,195,060	0.1
95,948		5.500%, due 12/01/38	104,225	0.0
83,859		5.500%, due 12/01/38	90,938	0.0
222,748		5.500%, due 01/01/39	241,296	0.0
661,850		5.500%, due 03/01/39	716,963	0.0
222,203		5.500%, due 07/01/39	240,706	0.0
146,162		5.500%, due 12/01/39	158,333	0.0
855,397		5.500%, due 03/01/40	926,627	0.0
233,499		5.500%, due 08/01/40	253,500	0.0
297,256		5.500%, due 08/01/40	322,008	0.0
660,113		5.500%, due 08/01/40	715,081	0.0
268,143		6.000%, due 01/01/22	292,294	0.0
301,795		6.000%, due 03/01/22	329,186	0.0
749,256		6.000%, due 10/01/22	816,839	0.0
2,531,668		6.000%, due 09/01/27	2,763,462	0.1
1,000,000	W	6.000%, due 10/15/33	1,090,938	0.1
39,853		6.000%, due 05/01/35	44,111	0.0
1,521,395		6.000%, due 12/01/37	1,658,599	0.1
124,461		6.000%, due 12/01/37	135,685	0.0
2,210,229		6.000%, due 01/01/38	2,409,555	0.1
2,211,478		6.000%, due 01/01/38	2,410,916	0.1
244,286		6.000%, due 02/01/38	266,317	0.0
106,067		6.000%, due 08/01/39	115,783	0.0
13,329		6.000%, due 09/01/39	14,564	0.0
22,664		6.500%, due 07/01/19	25,132	0.0
544,350		6.500%, due 02/25/43	652,683	0.0
31,010		8.250%, due 08/15/21	35,340	0.0
			263,399,348	8.9

		Federal National Mortgage Association: 35.7%##
15,200,000		0.379%, due 10/27/37	15,212,836	0.5
41,460		0.679%, due 03/25/17	41,713	0.0
11,700,000		0.875%, due 08/28/17	11,598,701	0.4
21,000,000		0.875%, due 12/20/17	20,660,808	0.7
4,800,000		0.875%, due 02/08/18	4,699,661	0.2
900,000		0.875%, due 05/21/18	875,776	0.0
125,308		1.079%, due 04/25/32	127,235	0.0
3,000,000		1.125%, due 04/27/17	3,013,122	0.1
5,500,000		1.250%, due 01/30/17	5,566,204	0.2
91,500		1.353%, due 08/01/42	93,591	0.0
112,313		1.353%, due 08/01/42	114,263	0.0
114,526		1.353%, due 10/01/44	116,247	0.0
1,130,035		1.879%, due 08/01/35	1,182,548	0.1
1,031,868		2.300%, due 10/01/35	1,089,387	0.1
900,000	ˆ	2.310%, due 08/01/22	838,115	0.0
1,239,188		2.347%, due 10/01/35	1,310,156	0.1
2,355,471		2.485%, due 11/01/34	2,503,006	0.1
502,852		2.511%, due 02/01/34	535,505	0.0
605,773		2.558%, due 10/01/35	647,487	0.0
693,664		2.560%, due 09/01/34	729,531	0.0
9,800,000	ˆ	2.640%, due 06/01/22	9,504,793	0.3
2,100,000	ˆ	2.870%, due 09/01/27	1,885,781	0.1
2,999,999		3.000%, due 04/01/43	2,938,966	0.1
1,000,000		3.000%, due 09/01/43	979,656	0.1
32,873		3.133%, due 05/01/36	34,056	0.0
9,814,873		3.156%, due 05/01/22	10,294,915	0.4
290,785		3.330%, due 11/01/21	309,824	0.0
18,000,000	W	3.500%, due 08/25/25	18,936,562	0.7
60,000,000	W	3.500%, due 07/25/26	63,328,122	2.2
17,546		4.000%, due 07/01/18	18,650	0.0
13,000,000	W	4.000%, due 10/15/18	13,796,250	0.5
7,079		4.000%, due 06/01/19	7,523	0.0
1,671,241		4.000%, due 12/01/24	1,778,085	0.1
414,670		4.000%, due 06/01/25	440,899	0.0
9,255		4.000%, due 06/01/25	9,843	0.0
11,661		4.000%, due 08/01/25	12,401	0.0
9,752		4.000%, due 08/01/25	10,369	0.0
9,371		4.000%, due 09/01/25	9,964	0.0
324,756		4.000%, due 01/01/26	345,385	0.0
12,628		4.000%, due 01/01/26	13,431	0.0
2,842		4.000%, due 01/01/26	3,021	0.0
45,943		4.000%, due 02/01/26	48,858	0.0

ING PIMCO TOTAL RETURN BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal National Mortgage Association: (continued)
14,823		4.000%, due 04/01/26	$15,761	0.0
53,532		4.000%, due 04/01/26	56,921	0.0
48,651		4.000%, due 05/01/26	51,748	0.0
427,914		4.000%, due 06/01/26	455,121	0.0
114,694		4.000%, due 06/01/26	121,927	0.0
51,625		4.000%, due 06/01/26	54,891	0.0
361,299		4.000%, due 08/01/26	384,297	0.0
25,585		4.000%, due 05/01/29	27,105	0.0
175,796		4.000%, due 11/01/30	187,461	0.0
85,792		4.000%, due 02/01/31	91,543	0.0
789,867		4.000%, due 03/01/39	829,622	0.0
614,354		4.000%, due 04/01/39	645,415	0.0
1,212,264		4.000%, due 05/01/39	1,273,307	0.1
1,912,673		4.000%, due 06/01/39	2,010,839	0.1
57,000,000	W	4.000%, due 07/25/39	59,805,466	2.0
1,817,780		4.000%, due 07/01/40	1,910,490	0.1
167,719		4.000%, due 08/01/40	176,267	0.0
207,765		4.000%, due 08/01/40	218,369	0.0
61,148		4.000%, due 08/01/40	64,275	0.0
98,000,000	W	4.000%, due 08/25/40	102,486,558	3.5
770,253		4.000%, due 09/01/40	809,538	0.0
156,241		4.000%, due 09/01/40	164,246	0.0
3,243,136		4.000%, due 09/01/40	3,409,179	0.1
2,449,210		4.000%, due 09/01/40	2,574,173	0.1
2,023,189		4.000%, due 09/01/40	2,126,750	0.1
905,140		4.000%, due 09/01/40	950,985	0.1
827,580		4.000%, due 09/01/40	868,430	0.0
87,672		4.000%, due 09/01/40	92,182	0.0
171,529		4.000%, due 10/01/40	180,315	0.0
131,415		4.000%, due 10/01/40	138,163	0.0
185,898		4.000%, due 10/01/40	195,472	0.0
777,119		4.000%, due 10/01/40	816,462	0.0
48,348		4.000%, due 10/01/40	50,850	0.0
181,533		4.000%, due 11/01/40	190,889	0.0
737,134		4.000%, due 11/01/40	774,839	0.0
30,569		4.000%, due 12/01/40	32,123	0.0
2,362,429		4.000%, due 12/01/40	2,481,965	0.1
270,214		4.000%, due 12/01/40	284,121	0.0
302,997		4.000%, due 12/01/40	318,489	0.0
23,250		4.000%, due 12/01/40	24,441	0.0
3,227,495		4.000%, due 01/01/41	3,393,372	0.1
3,699,524		4.000%, due 01/01/41	3,889,831	0.2
246,654		4.000%, due 01/01/41	259,345	0.0
18,903,866		4.000%, due 01/01/41	19,880,571	0.7
180,363		4.000%, due 01/01/41	189,611	0.0
132,209		4.000%, due 02/01/41	138,865	0.0
446,607		4.000%, due 04/01/41	469,518	0.0
152,989		4.000%, due 04/01/41	160,763	0.0
187,093		4.000%, due 04/01/41	196,687	0.0
689,340		4.000%, due 05/01/41	724,639	0.0
1,881,644		4.000%, due 07/01/41	1,977,315	0.1
1,716,906		4.000%, due 08/01/41	1,804,754	0.1
308,363		4.000%, due 09/01/41	324,040	0.0
136,938		4.000%, due 09/01/41	143,955	0.0
1,027,781		4.000%, due 09/01/41	1,080,163	0.1
1,374,106		4.000%, due 09/01/41	1,444,254	0.1
116,378		4.000%, due 10/01/41	122,346	0.0
579,487		4.000%, due 11/01/41	608,933	0.0
1,234,254		4.000%, due 11/01/41	1,297,766	0.1
3,101,995		4.000%, due 11/01/41	3,260,717	0.1
877,551		4.000%, due 11/01/41	922,647	0.0
91,650		4.000%, due 12/01/41	96,329	0.0
199,604		4.000%, due 12/01/41	209,914	0.0
404,650		4.000%, due 12/01/41	425,358	0.0
43,655		4.000%, due 12/01/41	45,904	0.0
201,655		4.000%, due 12/01/41	212,021	0.0
381,883		4.000%, due 12/01/41	401,454	0.0
147,613		4.000%, due 01/01/42	155,175	0.0
270,747		4.000%, due 01/01/42	284,611	0.0
306,782		4.000%, due 01/01/42	322,477	0.0
139,916		4.000%, due 02/01/42	147,091	0.0
1,502,979		4.000%, due 02/01/42	1,580,210	0.1
27,530		4.000%, due 03/01/42	28,945	0.0
414,892		4.000%, due 04/01/42	436,144	0.0
282,368		4.000%, due 04/01/42	296,706	0.0
200,716		4.000%, due 04/01/42	210,899	0.0
1,973,539		4.000%, due 05/01/42	2,078,019	0.1
19,001		4.000%, due 05/01/42	19,974	0.0
61,466		4.000%, due 07/01/42	64,588	0.0
1,033,916		4.000%, due 07/01/42	1,085,532	0.1
4,950,532		4.000%, due 10/01/42	5,205,050	0.2
680,826		4.000%, due 10/01/42	714,544	0.0
998,222		4.000%, due 08/01/43	1,049,717	0.1
645,257		4.000%, due 08/01/43	678,539	0.0
22,968,334		4.000%, due 08/01/43	24,153,243	0.8
296,824		4.416%, due 12/01/36	314,622	0.0
180,672		4.500%, due 11/01/17	192,248	0.0
714,572		4.500%, due 04/01/18	760,568	0.0
219,527		4.500%, due 04/01/18	233,682	0.0
2,144		4.500%, due 05/01/18	2,283	0.0
726,964		4.500%, due 05/01/18	773,977	0.0
4,330		4.500%, due 08/01/18	4,609	0.0
585,227		4.500%, due 09/01/18	622,488	0.0
2,000,000	W	4.500%, due 10/15/18	2,125,000	0.1
658,085		4.500%, due 12/01/18	701,012	0.0
997,931		4.500%, due 05/01/19	1,062,405	0.1
26,287		4.500%, due 05/01/19	27,985	0.0
135,737		4.500%, due 05/01/19	144,484	0.0
281,759		4.500%, due 02/01/20	300,194	0.0
755,441		4.500%, due 08/01/20	804,287	0.0
42,149		4.500%, due 09/01/20	44,921	0.0
763,249		4.500%, due 11/01/21	812,738	0.0
5,912,151		4.500%, due 03/01/22	6,292,862	0.2
141,034		4.500%, due 11/01/22	150,333	0.0
4,047		4.500%, due 03/01/23	4,314	0.0
12,664		4.500%, due 04/01/23	13,500	0.0
87,230		4.500%, due 05/01/23	92,985	0.0
103,822		4.500%, due 05/01/23	110,629	0.0
1,296,083		4.500%, due 05/01/23	1,381,764	0.1
3,330		4.500%, due 06/01/23	3,549	0.0
313,216		4.500%, due 07/01/23	333,896	0.0
132,820		4.500%, due 04/01/24	141,430	0.0
505,279		4.500%, due 04/01/24	538,145	0.0
37,734		4.500%, due 05/01/24	40,185	0.0
301,584		4.500%, due 05/01/24	321,335	0.0
125,815		4.500%, due 06/01/24	133,958	0.0
171,437		4.500%, due 08/01/24	182,636	0.0
18,093		4.500%, due 09/01/24	19,258	0.0
182,359		4.500%, due 01/01/25	194,183	0.0
167,808		4.500%, due 02/01/25	178,644	0.0
123,174		4.500%, due 03/01/25	131,038	0.0
98,249		4.500%, due 04/01/25	104,601	0.0
65,753		4.500%, due 04/01/25	69,920	0.0
29,537		4.500%, due 04/01/25	31,445	0.0
53,393		4.500%, due 04/01/25	56,844	0.0
214,055		4.500%, due 05/01/25	227,927	0.0

ING PIMCO TOTAL RETURN BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal National Mortgage Association: (continued)
9,228		4.500%, due 06/01/25	$9,824	0.0
10,825		4.500%, due 07/01/25	11,534	0.0
1,299,728		4.500%, due 07/01/25	1,384,029	0.1
246,167		4.500%, due 12/01/25	261,867	0.0
761,245		4.500%, due 03/01/26	810,692	0.0
171,566		4.500%, due 05/01/26	182,466	0.0
176,926		4.500%, due 06/01/26	188,629	0.0
155,579		4.500%, due 07/01/26	165,696	0.0
3,357,290		4.500%, due 04/01/29	3,631,571	0.1
617,064		4.500%, due 06/01/29	667,346	0.0
47,639		4.500%, due 06/01/29	51,535	0.0
545,955		4.500%, due 07/01/29	591,134	0.0
11,999		4.500%, due 10/01/29	13,002	0.0
70,340		4.500%, due 06/01/30	76,299	0.0
1,761,895		4.500%, due 10/01/30	1,903,557	0.1
351,611		4.500%, due 05/01/31	382,232	0.0
246,365		4.500%, due 10/01/33	264,346	0.0
99,391		4.500%, due 01/01/34	106,256	0.0
29,755		4.500%, due 07/01/34	31,895	0.0
131,332		4.500%, due 09/01/35	140,494	0.0
63,200,000	W	4.500%, due 10/15/35	67,515,378	2.3
238,980		4.500%, due 11/01/35	256,035	0.0
92,000,000	W	4.500%, due 11/15/35	98,008,755	3.3
641,435		4.500%, due 02/01/36	685,829	0.0
6,737,448		4.500%, due 06/01/36	7,200,831	0.3
21,775		4.500%, due 02/01/38	23,259	0.0
4,371,556		4.500%, due 02/01/39	4,678,315	0.2
223,169		4.500%, due 02/01/39	238,632	0.0
174,891		4.500%, due 04/01/39	186,973	0.0
67,042		4.500%, due 05/01/39	71,991	0.0
4,867		4.500%, due 05/01/39	5,198	0.0
160,152		4.500%, due 07/01/39	171,294	0.0
1,585,191		4.500%, due 08/01/39	1,695,636	0.1
466,835		4.500%, due 08/01/39	499,025	0.0
697,744		4.500%, due 08/01/39	746,148	0.0
357,397		4.500%, due 08/01/39	382,311	0.0
1,109,827		4.500%, due 09/01/39	1,186,791	0.1
1,168,546		4.500%, due 10/01/39	1,249,960	0.1
876,059		4.500%, due 10/01/39	936,544	0.1
85,859		4.500%, due 12/01/39	91,817	0.0
2,808,495		4.500%, due 01/01/40	3,003,362	0.1
10,259,561		4.500%, due 01/01/40	10,975,032	0.4
1,112,671		4.500%, due 02/01/40	1,196,195	0.1
512,083		4.500%, due 02/01/40	547,490	0.0
5,289,161		4.500%, due 04/01/40	5,657,055	0.2
143,090		4.500%, due 05/01/40	152,950	0.0
291,300		4.500%, due 06/01/40	311,768	0.0
509,663		4.500%, due 06/01/40	545,271	0.0
654,987		4.500%, due 06/01/40	700,670	0.0
827,727		4.500%, due 07/01/40	885,972	0.0
418,076		4.500%, due 07/01/40	447,252	0.0
203,601		4.500%, due 08/01/40	217,947	0.0
16,745		4.500%, due 08/01/40	17,923	0.0
186,888		4.500%, due 08/01/40	200,176	0.0
76,533		4.500%, due 08/01/40	82,132	0.0
1,358,931		4.500%, due 09/01/40	1,454,547	0.1
14,358		4.500%, due 09/01/40	15,375	0.0
21,832,339		4.500%, due 09/01/40	23,365,676	0.8
112,202		4.500%, due 09/01/40	120,117	0.0
173,031		4.500%, due 09/01/40	184,977	0.0
81,477		4.500%, due 09/01/40	87,233	0.0
160,824		4.500%, due 09/01/40	172,204	0.0
151,605		4.500%, due 09/01/40	162,244	0.0
505,135		4.500%, due 10/01/40	540,413	0.0
249,506		4.500%, due 10/01/40	267,214	0.0
395,987		4.500%, due 10/01/40	423,965	0.0
380,484		4.500%, due 11/01/40	407,379	0.0
171,936		4.500%, due 11/01/40	184,073	0.0
17,286		4.500%, due 11/01/40	18,500	0.0
236,443		4.500%, due 12/01/40	253,330	0.0
15,067,735		4.500%, due 12/01/40	16,139,682	0.6
167,289		4.500%, due 12/01/40	179,133	0.0
641,530		4.500%, due 12/01/40	686,277	0.0
64,665		4.500%, due 12/01/40	69,242	0.0
21,395		4.500%, due 12/01/40	22,915	0.0
229,444		4.500%, due 12/01/40	245,784	0.0
7,620,386		4.500%, due 01/01/41	8,147,922	0.3
59,754		4.500%, due 02/01/41	63,999	0.0
237,498		4.500%, due 02/01/41	254,348	0.0
202,417		4.500%, due 02/01/41	216,829	0.0
509,836		4.500%, due 02/01/41	546,246	0.0
188,006		4.500%, due 02/01/41	201,350	0.0
319,625		4.500%, due 02/01/41	342,363	0.0
390,314		4.500%, due 02/01/41	417,805	0.0
450,924		4.500%, due 02/01/41	482,933	0.0
186,232		4.500%, due 03/01/41	199,574	0.0
927,076		4.500%, due 03/01/41	992,334	0.1
1,230,872		4.500%, due 03/01/41	1,318,284	0.1
200,954		4.500%, due 03/01/41	215,244	0.0
907,110		4.500%, due 03/01/41	971,771	0.1
388,597		4.500%, due 03/01/41	416,133	0.0
1,158,113		4.500%, due 03/01/41	1,240,465	0.1
490,337		4.500%, due 03/01/41	525,070	0.0
246,672		4.500%, due 04/01/41	264,226	0.0
1,427,565		4.500%, due 04/01/41	1,529,210	0.1
41,100		4.500%, due 04/01/41	44,020	0.0
2,855,784		4.500%, due 04/01/41	3,058,685	0.1
85,679		4.500%, due 04/01/41	91,666	0.0
209,492		4.500%, due 04/01/41	224,132	0.0
994,379		4.500%, due 04/01/41	1,065,460	0.1
2,281,606		4.500%, due 05/01/41	2,444,798	0.1
6,139,369		4.500%, due 05/01/41	6,577,174	0.2
28,046		4.500%, due 05/01/41	30,043	0.0
8,405,975		4.500%, due 05/01/41	9,025,014	0.3
161,282		4.500%, due 05/01/41	172,739	0.0
2,011,027		4.500%, due 05/01/41	2,154,051	0.1
2,641,479		4.500%, due 05/01/41	2,828,047	0.1
175,067		4.500%, due 05/01/41	187,500	0.0
1,278,085		4.500%, due 05/01/41	1,369,090	0.1
143,961		4.500%, due 05/01/41	153,948	0.0
182,885		4.500%, due 06/01/41	195,881	0.0
604,358		4.500%, due 06/01/41	647,333	0.0
81,605		4.500%, due 06/01/41	87,401	0.0
1,619,691		4.500%, due 06/01/41	1,735,450	0.1
6,720,861		4.500%, due 06/01/41	7,199,857	0.3
363,373		4.500%, due 06/01/41	389,373	0.0
1,601,247		4.500%, due 06/01/41	1,715,526	0.1
88,815		4.500%, due 07/01/41	95,182	0.0
330,734		4.500%, due 07/01/41	354,304	0.0
655,942		4.500%, due 07/01/41	702,963	0.0
172,539		4.500%, due 07/01/41	184,772	0.0
6,695,180		4.500%, due 07/01/41	7,173,180	0.3
250,829		4.500%, due 07/01/41	268,678	0.0
79,417		4.500%, due 07/01/41	84,941	0.0
279,135		4.500%, due 08/01/41	298,498	0.0
314,215		4.500%, due 08/01/41	336,559	0.0

ING PIMCO TOTAL RETURN BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal National Mortgage Association: (continued)
213,094		4.500%, due 08/01/41	$228,280	0.0
149,955		4.500%, due 08/01/41	160,404	0.0
114,910		4.500%, due 08/01/41	123,122	0.0
801,878		4.500%, due 08/01/41	859,183	0.0
853,884		4.500%, due 08/01/41	914,512	0.0
246,589		4.500%, due 10/01/41	264,276	0.0
34,827		4.500%, due 11/01/41	37,300	0.0
22,634,706		4.500%, due 11/01/41	24,261,303	0.8
4,100,563		4.500%, due 12/01/41	4,396,195	0.2
171,009		4.500%, due 01/01/42	183,250	0.0
314,429		4.500%, due 01/01/42	336,947	0.0
46,574		4.500%, due 02/01/42	50,057	0.0
231,609		4.500%, due 03/01/42	249,361	0.0
406,403		4.500%, due 04/01/42	437,318	0.0
1,600,000		5.000%, due 02/13/17	1,815,243	0.1
1,800,000		5.000%, due 05/11/17	2,051,235	0.1
5,570		5.000%, due 04/01/23	6,034	0.0
377,182		5.000%, due 04/01/26	412,922	0.0
418,028		5.000%, due 05/01/26	459,753	0.0
296,036		5.000%, due 08/01/27	323,789	0.0
129,484		5.000%, due 04/01/28	141,668	0.0
593,859		5.000%, due 05/01/33	644,290	0.0
106,491		5.000%, due 08/01/33	115,978	0.0
1,528,847		5.000%, due 09/01/33	1,666,078	0.1
23,000,000	W	5.000%, due 10/15/33	24,944,225	0.9
362,570		5.000%, due 02/01/34	395,097	0.0
753,085		5.000%, due 03/01/34	820,274	0.0
261,856		5.000%, due 06/01/34	285,097	0.0
47,951		5.000%, due 11/01/34	52,157	0.0
1,860,537		5.000%, due 03/01/35	2,022,781	0.1
185,930		5.000%, due 04/01/35	201,646	0.0
58,652		5.000%, due 05/01/35	63,774	0.0
6,753,754		5.000%, due 07/01/35	7,346,420	0.3
63,650		5.000%, due 08/01/35	69,197	0.0
582,222		5.000%, due 08/01/35	632,934	0.0
32,407		5.000%, due 09/01/35	35,307	0.0
18,866		5.000%, due 10/01/35	20,497	0.0
651,535		5.000%, due 10/01/35	707,870	0.0
357,319		5.000%, due 03/01/36	388,163	0.0
385,504		5.000%, due 04/01/36	418,609	0.0
345,457		5.000%, due 05/01/36	375,408	0.0
13,000,000	W	5.000%, due 11/15/37	14,062,347	0.5
223,637		5.000%, due 04/01/39	242,397	0.0
248,727		5.000%, due 07/01/39	269,986	0.0
619,913		5.000%, due 03/01/41	672,831	0.0
306,263		5.000%, due 04/01/41	334,162	0.0
500,000		5.375%, due 06/12/17	577,414	0.0
631		5.500%, due 12/01/13	663	0.0
3,359		5.500%, due 10/01/14	3,533	0.0
1,483		5.500%, due 10/01/16	1,563	0.0
6,599		5.500%, due 11/01/16	6,958	0.0
255,187		5.500%, due 01/01/18	269,272	0.0
4,977		5.500%, due 03/01/18	5,250	0.0
12,725		5.500%, due 01/01/20	13,471	0.0
10,377		5.500%, due 02/01/21	11,246	0.0
3,817		5.500%, due 12/01/22	4,156	0.0
304,451		5.500%, due 06/01/23	331,448	0.0
522,407		5.500%, due 02/01/24	573,214	0.0
66,640		5.500%, due 01/01/25	72,156	0.0
3,625,687		5.500%, due 05/01/25	3,836,483	0.1
18,628		5.500%, due 08/01/25	20,184	0.0
10,666		5.500%, due 01/01/32	11,645	0.0
121,026		5.500%, due 10/01/33	131,915	0.0
109,651		5.500%, due 10/01/33	120,047	0.0
67,405		5.500%, due 11/01/33	73,749	0.0
142,481		5.500%, due 11/01/33	155,283	0.0
4,218		5.500%, due 11/01/33	4,611	0.0
43,196		5.500%, due 11/01/33	47,242	0.0
1,306,336		5.500%, due 12/01/33	1,428,685	0.1
103,826		5.500%, due 12/01/33	113,587	0.0
158,818		5.500%, due 12/01/33	174,376	0.0
104,081		5.500%, due 12/01/33	113,887	0.0
654,629		5.500%, due 12/01/33	715,856	0.0
5,900		5.500%, due 12/01/33	6,456	0.0
47,889		5.500%, due 01/01/34	52,212	0.0
170,325		5.500%, due 01/01/34	186,314	0.0
49,588		5.500%, due 01/01/34	54,071	0.0
127,385		5.500%, due 11/01/34	139,734	0.0
269,877		5.500%, due 11/01/34	295,330	0.0
150,698		5.500%, due 01/01/35	165,590	0.0
34,514		5.500%, due 01/01/35	37,750	0.0
8,072,812		5.500%, due 02/01/35	8,826,351	0.3
54,793		5.500%, due 02/01/35	60,019	0.0
213,971		5.500%, due 03/01/35	234,838	0.0
31,000,000	W	5.500%, due 10/15/35	33,794,852	1.2
10,407		5.500%, due 02/01/36	11,353	0.0
5,379,044		5.500%, due 07/01/36	5,881,736	0.2
263,192		5.500%, due 09/01/36	288,128	0.0
99,962		5.500%, due 01/01/37	108,944	0.0
348,924		5.500%, due 02/01/37	380,391	0.0
74,820		5.500%, due 04/01/37	81,542	0.0
272,672		5.500%, due 06/01/37	297,172	0.0
177,169		5.500%, due 06/01/37	193,160	0.0
782,976		5.500%, due 09/01/37	853,327	0.0
3,789,883		5.500%, due 01/01/38	4,130,407	0.2
5,125		5.500%, due 02/01/38	5,586	0.0
1,877,028		5.500%, due 03/01/38	2,043,674	0.1
769,588		5.500%, due 04/01/38	838,736	0.0
2,535,675		5.500%, due 05/01/38	2,763,507	0.1
1,556,742		5.500%, due 06/01/38	1,696,617	0.1
544,270		5.500%, due 11/01/38	593,173	0.0
790,568		5.500%, due 01/01/39	861,772	0.0
178,491		5.500%, due 05/01/40	194,859	0.0
172,918		5.500%, due 06/01/40	188,468	0.0
134,960		5.500%, due 07/01/41	147,087	0.0
6,958,846		5.500%, due 09/01/41	7,584,104	0.3
89,101		6.000%, due 09/01/21	97,655	0.0
953,191		6.000%, due 06/01/22	1,042,052	0.1
101,353		6.000%, due 09/01/22	110,702	0.0
101,042		6.000%, due 10/01/22	110,422	0.0
190,247		6.000%, due 01/01/23	207,794	0.0
5,290		6.000%, due 03/01/24	5,781	0.0
2,066,468		6.000%, due 12/01/26	2,270,653	0.1
2,124,788		6.000%, due 08/01/27	2,328,329	0.1
2,126,914		6.000%, due 09/01/27	2,332,786	0.1
2,217,496		6.000%, due 10/01/27	2,432,693	0.1
4,244,088		6.000%, due 11/01/27	4,645,156	0.2
414,967		6.000%, due 11/01/28	454,469	0.0
2,137		6.000%, due 04/01/31	2,367	0.0
2,111		6.000%, due 01/01/32	2,308	0.0
4,298		6.000%, due 11/01/32	4,763	0.0
220,165		6.000%, due 01/01/33	244,186	0.0
15,856		6.000%, due 09/01/33	17,568	0.0
4,559		6.000%, due 01/01/34	5,055	0.0
5,409		6.000%, due 02/01/34	5,921	0.0
76,226		6.000%, due 05/01/35	83,396	0.0

ING PIMCO TOTAL RETURN BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets

U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal National Mortgage Association: (continued)
47,199	6.000%, due 07/01/35	$52,425	0.0
38,874	6.000%, due 07/01/35	42,518	0.0
1,989	6.000%, due 10/01/35	2,175	0.0
293,700	6.000%, due 11/01/35	325,662	0.0
319,780	6.000%, due 12/01/35	353,643	0.0
9,842	6.000%, due 12/01/35	10,769	0.0
266,259	6.000%, due 12/01/35	291,072	0.0
31,620	6.000%, due 01/01/36	34,857	0.0
15,553	6.000%, due 02/01/36	17,003	0.0
256,628	6.000%, due 02/01/36	280,543	0.0
4,794	6.000%, due 02/01/36	5,242	0.0
200,080	6.000%, due 02/01/36	218,738	0.0
179,131	6.000%, due 03/01/36	196,563	0.0
113,337	6.000%, due 04/01/36	124,319	0.0
234,637	6.000%, due 04/01/36	257,587	0.0
94,379	6.000%, due 05/01/36	103,174	0.0
113,876	6.000%, due 05/01/36	124,993	0.0
4,048	6.000%, due 06/01/36	4,425	0.0
71,926	6.000%, due 07/01/36	78,629	0.0
562,336	6.000%, due 07/01/36	621,868	0.0
15,160	6.000%, due 07/01/36	16,572	0.0
37,163	6.000%, due 07/01/36	40,593	0.0
2,640,214	6.000%, due 08/01/36	2,897,254	0.1
215,991	6.000%, due 08/01/36	236,129	0.0
24,705	6.000%, due 08/01/36	27,111	0.0
159,157	6.000%, due 08/01/36	174,101	0.0
25,663	6.000%, due 08/01/36	28,177	0.0
29,449	6.000%, due 09/01/36	32,193	0.0
105,263	6.000%, due 09/01/36	115,343	0.0
111,483	6.000%, due 09/01/36	122,440	0.0
117,291	6.000%, due 09/01/36	128,538	0.0
42,564	6.000%, due 09/01/36	46,531	0.0
139,034	6.000%, due 09/01/36	154,166	0.0
436,485	6.000%, due 10/01/36	477,161	0.0
45,169	6.000%, due 10/01/36	49,487	0.0
81,094	6.000%, due 10/01/36	88,685	0.0
107,216	6.000%, due 10/01/36	117,207	0.0
123,210	6.000%, due 10/01/36	134,869	0.0
124	6.000%, due 11/01/36	135	0.0
97,005	6.000%, due 11/01/36	106,270	0.0
56,949	6.000%, due 11/01/36	62,433	0.0
22,106	6.000%, due 11/01/36	24,166	0.0
115,707	6.000%, due 11/01/36	126,490	0.0
28,298	6.000%, due 12/01/36	30,943	0.0
25,104	6.000%, due 12/01/36	27,511	0.0
78,209	6.000%, due 12/01/36	85,546	0.0
123,022	6.000%, due 12/01/36	134,487	0.0
55,158	6.000%, due 12/01/36	60,299	0.0
13,372	6.000%, due 12/01/36	14,654	0.0
329,418	6.000%, due 12/01/36	360,117	0.0
6,908	6.000%, due 01/01/37	7,575	0.0
30,963	6.000%, due 01/01/37	33,929	0.0
63,671	6.000%, due 01/01/37	69,604	0.0
87,714	6.000%, due 01/01/37	95,888	0.0
309,103	6.000%, due 01/01/37	338,692	0.0
210,640	6.000%, due 01/01/37	230,278	0.0
118,443	6.000%, due 02/01/37	129,481	0.0
130,999	6.000%, due 02/01/37	143,309	0.0
98,520	6.000%, due 02/01/37	108,075	0.0
531,980	6.000%, due 02/01/37	582,598	0.0
5,111	6.000%, due 03/01/37	5,592	0.0
567,514	6.000%, due 03/01/37	620,607	0.0
68,398	6.000%, due 03/01/37	74,805	0.0
32,067	6.000%, due 03/01/37	35,111	0.0
64,857	6.000%, due 04/01/37	70,901	0.0
193,284	6.000%, due 04/01/37	211,635	0.0
259,069	6.000%, due 04/01/37	283,646	0.0
206,508	6.000%, due 04/01/37	226,064	0.0
5,074	6.000%, due 04/01/37	5,547	0.0
14,624	6.000%, due 04/01/37	15,961	0.0
295,467	6.000%, due 04/01/37	323,628	0.0
13,098	6.000%, due 04/01/37	14,363	0.0
3,077	6.000%, due 04/01/37	3,364	0.0
111,749	6.000%, due 04/01/37	122,510	0.0
739,677	6.000%, due 04/01/37	808,607	0.0
348,655	6.000%, due 04/01/37	381,147	0.0
113,517	6.000%, due 04/01/37	124,096	0.0
3,298	6.000%, due 04/01/37	3,599	0.0
13,748	6.000%, due 04/01/37	15,029	0.0
46,929	6.000%, due 04/01/37	51,303	0.0
9,991	6.000%, due 04/01/37	10,920	0.0
3,258	6.000%, due 04/01/37	3,556	0.0
240,665	6.000%, due 05/01/37	263,406	0.0
291,200	6.000%, due 05/01/37	319,168	0.0
36,135	6.000%, due 05/01/37	39,502	0.0
42,643	6.000%, due 05/01/37	46,664	0.0
93,927	6.000%, due 05/01/37	102,852	0.0
4,710	6.000%, due 05/01/37	5,153	0.0
129,121	6.000%, due 05/01/37	141,154	0.0
168,062	6.000%, due 05/01/37	183,934	0.0
141,119	6.000%, due 05/01/37	154,270	0.0
24,298	6.000%, due 05/01/37	26,562	0.0
87,676	6.000%, due 06/01/37	95,925	0.0
49,303	6.000%, due 06/01/37	53,898	0.0
26,958	6.000%, due 06/01/37	29,471	0.0
6,517	6.000%, due 06/01/37	7,133	0.0
23,294	6.000%, due 06/01/37	25,464	0.0
33,809	6.000%, due 06/01/37	36,959	0.0
14,619	6.000%, due 06/01/37	15,989	0.0
271,883	6.000%, due 06/01/37	298,392	0.0
134,459	6.000%, due 06/01/37	146,990	0.0
84,392	6.000%, due 07/01/37	92,112	0.0
90,197	6.000%, due 07/01/37	98,604	0.0
89,095	6.000%, due 07/01/37	97,649	0.0
75,548	6.000%, due 07/01/37	82,782	0.0
52,575	6.000%, due 07/01/37	58,104	0.0
74,386	6.000%, due 07/01/37	81,224	0.0
51,148	6.000%, due 07/01/37	55,915	0.0
97,928	6.000%, due 07/01/37	107,898	0.0
466,425	6.000%, due 07/01/37	511,027	0.0
182,792	6.000%, due 07/01/37	200,074	0.0
14,979	6.000%, due 07/01/37	16,375	0.0
34,290	6.000%, due 07/01/37	37,485	0.0
242,687	6.000%, due 08/01/37	265,303	0.0
84,289	6.000%, due 08/01/37	92,216	0.0
94,533	6.000%, due 08/01/37	103,342	0.0
346,863	6.000%, due 08/01/37	379,187	0.0
98,993	6.000%, due 08/01/37	108,218	0.0
410,944	6.000%, due 08/01/37	450,269	0.0
53,523	6.000%, due 08/01/37	58,531	0.0
107,556	6.000%, due 09/01/37	118,788	0.0
105,724	6.000%, due 09/01/37	115,576	0.0
123,293	6.000%, due 09/01/37	135,250	0.0
10,434	6.000%, due 09/01/37	11,425	0.0
283,384	6.000%, due 09/01/37	309,793	0.0
2,000,000	6.000%, due 09/01/37	2,187,911	0.1

ING PIMCO TOTAL RETURN BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal National Mortgage Association: (continued)
30,528		6.000%, due 09/01/37	$33,410	0.0
21,938		6.000%, due 10/01/37	23,983	0.0
42,796		6.000%, due 10/01/37	46,784	0.0
475,669		6.000%, due 11/01/37	519,996	0.0
266,531		6.000%, due 11/01/37	291,674	0.0
8,172		6.000%, due 11/01/37	8,934	0.0
71,394		6.000%, due 12/01/37	78,047	0.0
310,816		6.000%, due 12/01/37	342,959	0.0
162,936		6.000%, due 12/01/37	178,494	0.0
37,288		6.000%, due 12/01/37	40,769	0.0
283,134		6.000%, due 12/01/37	309,917	0.0
673,559		6.000%, due 02/01/38	736,327	0.0
270,489		6.000%, due 02/01/38	295,695	0.0
743,544		6.000%, due 02/01/38	815,479	0.0
106,017		6.000%, due 03/01/38	115,900	0.0
145,349		6.000%, due 03/01/38	158,894	0.0
30,314		6.000%, due 05/01/38	33,139	0.0
523,233		6.000%, due 05/01/38	571,993	0.0
8,416		6.000%, due 06/01/38	9,196	0.0
119,752		6.000%, due 07/01/38	130,912	0.0
294,876		6.000%, due 07/01/38	322,355	0.0
3,435		6.000%, due 08/01/38	3,755	0.0
53,362		6.000%, due 09/01/38	58,334	0.0
48,524		6.000%, due 09/01/38	52,963	0.0
188,362		6.000%, due 09/01/38	205,924	0.0
71,679		6.000%, due 09/01/38	78,372	0.0
9,839		6.000%, due 10/01/38	10,755	0.0
60,328		6.000%, due 10/01/38	65,950	0.0
7,495		6.000%, due 10/01/38	8,193	0.0
6,865		6.000%, due 11/01/38	7,504	0.0
8,539		6.000%, due 11/01/38	9,335	0.0
368,162		6.000%, due 12/01/38	402,052	0.0
462,625		6.000%, due 12/01/38	506,822	0.0
369,525		6.000%, due 12/01/39	404,884	0.0
3,154,721		6.000%, due 02/01/40	3,448,709	0.1
430,584		6.000%, due 09/01/40	476,766	0.0
1,567,045		6.000%, due 10/01/40	1,713,078	0.1
2,289,959		6.000%, due 05/01/41	2,503,359	0.1
64		6.500%, due 11/01/15	66	0.0
16,993		6.500%, due 09/01/16	17,727	0.0
2,442		6.500%, due 02/01/17	2,592	0.0
2,777		6.500%, due 02/01/17	2,789	0.0
3,391		6.500%, due 02/01/17	3,577	0.0
1,202		6.500%, due 03/01/17	1,262	0.0
15,634		6.500%, due 04/01/17	16,558	0.0
236		6.500%, due 06/01/29	262	0.0
35,870		6.500%, due 04/01/32	39,923	0.0
21,216		6.500%, due 03/01/38	23,556	0.0
1,231,317		6.500%, due 06/17/38	1,265,043	0.1
			1,051,877,664	35.7

		Government National Mortgage Association: 2.5%
183,864		1.625%, due 01/20/27	191,501	0.0
167,364		1.625%, due 10/20/29	174,094	0.0
222,831		1.750%, due 08/20/27	231,857	0.0
25,000,001		3.000%, due 10/15/42	24,735,823	0.9
20,000,003		3.000%, due 04/15/43	19,788,661	0.7
7,999,997		3.000%, due 04/15/43	7,903,631	0.3
26,548		5.000%, due 11/15/35	28,877	0.0
50,329		5.000%, due 11/15/35	54,817	0.0
27,020		5.000%, due 11/15/35	29,703	0.0
34,432		5.000%, due 11/15/35	37,796	0.0
1,182,410		5.000%, due 03/15/38	1,288,839	0.1
41,687		5.000%, due 06/15/38	45,443	0.0
13,747		5.000%, due 07/15/38	14,987	0.0
14,915		5.000%, due 09/15/38	16,260	0.0
47,276		5.000%, due 11/15/38	51,529	0.0
3,303,434		5.000%, due 12/15/38	3,593,342	0.1
5,785,156		5.000%, due 01/15/39	6,296,709	0.2
7,392		5.000%, due 01/15/39	8,054	0.0
854,103		5.000%, due 01/15/39	930,711	0.0
679,907		5.000%, due 02/15/39	739,575	0.0
302,074		5.000%, due 02/15/39	328,934	0.0
679,700		5.000%, due 03/15/39	739,350	0.0
981,727		5.000%, due 03/15/39	1,068,552	0.1
19,743		5.000%, due 03/15/39	21,519	0.0
9,452		5.000%, due 05/15/39	10,292	0.0
1,083,163		5.000%, due 05/15/39	1,179,736	0.1
335,320		5.000%, due 05/15/39	365,016	0.0
585,753		5.000%, due 07/15/39	638,128	0.0
41,594		5.000%, due 11/15/39	45,457	0.0
8,821		5.000%, due 04/15/40	9,645	0.0
965,342		5.000%, due 09/15/40	1,053,605	0.0
362,606		5.000%, due 10/15/40	394,870	0.0
803,049		5.000%, due 05/15/42	876,664	0.0
			72,893,977	2.5

		Total U.S. Government Agency Obligations (Cost $1,374,893,999)	1,388,170,989	47.1

FOREIGN GOVERNMENT BONDS: 7.5%
EUR 200,000		Autonomous Community of Valencia Spain, 3.250%, 07/06/15	267,404	0.0
EUR 100,000		Autonomous Community of Valencia Spain, 4.375%, 07/16/15	137,403	0.0
900,000	#	Banco Nacional de Desenvolvimento Economico e Social, 3.375%, 09/26/16	904,950	0.0
EUR 1,100,000	#	Banco Nacional de Desenvolvimento Economico e Social, 4.125%, 09/15/17	1,542,006	0.1
1,200,000	#	Bank of China Hong Kong Ltd., 5.550%, 02/11/20	1,306,484	0.0
BRL 66,580,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/17	29,735,743	1.0
BRL 1,770,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/23	745,523	0.0
BRL 6,000,000	Z	Brazil Letras do Tesouro Nacional, 11.510%, 01/01/17	1,899,866	0.1

ING PIMCO TOTAL RETURN BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

FOREIGN GOVERNMENT BONDS: (continued)
3,400,000	#	Corp. Nacional del Cobre de Chile — CODELCO, 7.500%, 01/15/19	$4,121,371	0.1
1,700,000	L	Eksportfinans ASA, 5.500%, 05/25/16	1,782,875	0.1
1,500,000		Eksportfinans ASA, 5.500%, 06/26/17	1,565,625	0.1
3,700,000	#, L	EDF SA, 5.500%, 01/26/14	3,757,942	0.1
1,900,000		Export-Import Bank of Korea, 5.125%, 06/29/20	2,094,302	0.1
19,200,000		Export-Import Bank of Korea, 5.875%, 01/14/15	20,365,133	0.7
EUR 6,300,000		Italy Buoni Poliennali Del Tesoro, 2.500%, 03/01/15	8,649,524	0.3
EUR 5,200,000		Italy Buoni Poliennali Del Tesoro, 4.500%, 07/15/15	7,358,030	0.3
EUR 5,500,000	Z	Italy Certificati di Credito del Tesoro, 1.870%, 06/30/15	7,203,618	0.2
1,100,000	#	Korea Housing Finance Corp., 4.125%, 12/15/15	1,166,494	0.0
MXN 49,000,000		Mexican Bonos, 10.000%, 12/05/24	4,932,849	0.2
9,000,000		Petrobras International Finance Co., 3.875%, 01/27/16	9,332,739	0.3
21,100,000		Petrobras International Finance Co., 7.875%, 03/15/19	24,398,626	0.8
200,000		Province of Ontario Canada, 1.650%, 09/27/19	192,798	0.0
1,200,000		Province of Ontario Canada, 1.000%, 07/22/16	1,203,960	0.0
CAD 3,500,000		Province of Ontario Canada, 2.850%, 06/02/23	3,235,780	0.1
CAD 5,800,000		Province of Ontario Canada, 3.150%, 06/02/22	5,578,147	0.2
1,700,000		Province of Ontario Canada, 3.000%, 07/16/18	1,795,894	0.1
CAD 9,600,000		Province of Ontario Canada, 4.200%, 06/02/20	10,083,332	0.3
800,000		Province of Ontario Canada, 4.400%, 04/14/20	888,153	0.0
CAD 4,200,000		Province of Ontario Canada, 4.400%, 06/02/19	4,464,383	0.2
CAD 7,600,000		Province of Ontario Canada, 4.000%, 06/02/21	7,842,008	0.3
CAD 1,200,000		Province of Ontario Canada, 5.500%, 06/02/18	1,328,173	0.1
2,400,000		Province of Quebec Canada, 2.750%, 08/25/21	2,346,650	0.1
CAD 6,500,000		Province of Quebec Canada, 3.500%, 12/01/22	6,349,624	0.2
1,000,000		Province of Quebec Canada, 3.500%, 07/29/20	1,048,334	0.0
CAD 5,900,000		Province of Quebec Canada, 4.250%, 12/01/21	6,146,700	0.2
200,000	#	Qtel International Finance Ltd., 3.375%, 10/14/16	208,500	0.0
EUR 14,100,000		Spain Government Bond, 4.750%, 07/30/14	19,652,216	0.7
EUR 7,900,000	Z	Spain Letras del Tesoro, 0.950%, 06/20/14	10,615,068	0.4
3,100,000	#	State Bank of India/London, 4.500%, 07/27/15	3,190,061	0.1
1,200,000	#	Temasek Financial I Ltd., 4.300%, 10/25/19	1,317,158	0.0
1,100,000	#	Vnesheconombank Via VEB Finance Ltd., 5.450%, 11/22/17	1,172,710	0.0

		Total Foreign Government Bonds (Cost $222,081,823)	221,928,156	7.5

Shares			Value	Percentage of Net Assets

COMMON STOCK: —%
		Consumer Discretionary: —%
192,000	@, X	General Motors Co.	—	—

		Total Common Stock (Cost $0)	—	—

PREFERRED STOCK: 0.1%
		Financials: 0.1%
1,500	#, P	Ally Financial, Inc.	1,433,344	0.1

		Total Preferred Stock (Cost $1,443,750)	1,433,344	0.1

		Total Long-Term Investments (Cost $3,058,832,254)	3,109,475,913	105.4

ING PIMCO TOTAL RETURN BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 10.9%
		U.S. Treasury Bills: 8.6%
5,500,000		United States Treasury Bill, 0.010%, 01/02/14	$5,499,891	0.2
84,600,000		United States Treasury Bill, 0.010%, 12/19/13	84,598,139	2.9
1,334,000	Z	United States Treasury Bill, 0.080%, 12/05/13	1,333,998	0.0
100,000	Z	United States Treasury Bill, 0.105%, 12/26/13	99,998	0.0
158,300,000	Z	United States Treasury Bill, 0.160%, 12/12/13	158,298,417	5.4
2,190,000		United States Treasury Bill, 0.300%, 10/03/13	2,189,996	0.1
			252,020,439	8.6

		Securities Lending Collateralcc(1): 0.1%
1,000,000		Citigroup, Inc., Repurchase Agreement dated 09/30/13, 0.10%, due 10/01/13 (Repurchase Amount $1,000,003, collateralized by various U.S. Government Agency Obligations, 0.000%–7.000%, Market Value plus accrued interest $1,020,000, due 06/01/14–09/15/49)	1,000,000	0.0
1,000,000		JPMorgan Chase & Co., Repurchase Agreement dated 09/30/13, 0.07%, due 10/01/13 (Repurchase Amount $1,000,002, collateralized by various U.S. Government Agency Obligations, 2.000%–5.500%, Market Value plus accrued interest $1,020,011, due 03/01/23–07/01/43)	1,000,000	0.1
879,452		Morgan Stanley, Repurchase Agreement dated 09/30/13, 0.06%, due 10/01/13 (Repurchase Amount $879,453, collateralized by various U.S. Government Agency Obligations, 0.000%–8.500%, Market Value plus accrued interest $897,041, due 11/20/13–11/01/47)	879,452	0.0
1,000,000		Nomura Securities, Repurchase Agreement dated 09/30/13, 0.08%, due 10/01/13 (Repurchase Amount $1,000,002, collateralized by various U.S. Government Agency Obligations, 1.798%–5.916%, Market Value plus accrued interest $1,020,008, due 04/17/14–10/01/43)	1,000,000	0.0
			3,879,452	0.1

		Foreign Government Bonds: 2.2%
EUR 20,000,000	Z	Italy Buoni Ordinari del Tesoro BOT, 0.690%, 02/28/14	26,979,626	0.9
EUR 4,100,000	Z	Italy Buoni Ordinari del Tesoro BOT, 1.010%, 07/14/14	5,503,101	0.2
EUR 6,200,000	Z	Italy Buoni Ordinari del Tesoro BOT, 1.080%, 08/14/14	8,309,701	0.3
EUR 16,100,000	Z	Italy Buoni Ordinari del Tesoro BOT, 1.510%, 09/12/14	21,546,661	0.7
EUR 2,100,000	Z	Spain Letras del Tesoro, 0.790%, 03/14/14	2,830,917	0.1
			65,170,006	2.2

		Total Short-Term Investments (Cost $320,534,477)	321,069,897	10.9

		Total Investments in Securities (Cost $3,379,366,731)	$3,430,545,810	116.3
		Liabilities in Excess of Other Assets	(480,053,330)	(16.3)
		Net Assets	$2,950,492,480	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

##	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

@	Non-income producing security

P	Preferred Stock may be called prior to convertible date.

cc	Securities purchased with cash collateral for securities loaned.

W	Settlement is on a when-issued or delayed-delivery basis.

L	Loaned security, a portion or all of the security is on loan at September 30, 2013.

ING PIMCO TOTAL RETURN BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

±	Defaulted security

X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.

ˆ	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

BRL	Brazilian Real

CAD	Canadian Dollar

EUR	EU Euro

GBP	British Pound

MXN	Mexican Peso

Cost for federal income tax purposes is $3,381,158,235.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$83,501,872
Gross Unrealized Depreciation	(34,114,297)
Net Unrealized Appreciation	$49,387,575

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2013
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$—	$—	$—	$—
Total Common Stock	—	—	—	—
Preferred Stock	—	1,433,344	—	1,433,344
Corporate Bonds/Notes	—	342,865,644	—	342,865,644
Collateralized Mortgage Obligations	—	248,161,821	441,944	248,603,765
Municipal Bonds	—	104,050,993	—	104,050,993
Short-Term Investments	—	321,069,897	—	321,069,897
U.S. Treasury Obligations	—	673,856,368	—	673,856,368
U.S. Government Agency Obligations	—	1,388,170,989	—	1,388,170,989
Asset-Backed Securities	—	128,566,654	—	128,566,654
Foreign Government Bonds	—	221,928,156	—	221,928,156
Total Investments, at fair value	$—	$3,430,103,866	$441,944	$3,430,545,810
Other Financial Instruments+
Futures	9,041,308	—	—	9,041,308
Swaps	38,858,180	1,982,176	—	40,840,356
Forward Foreign Currency Contracts	—	1,124,749	—	1,124,749
Total Assets	$47,899,488	$3,433,210,791	$441,944	$3,481,552,223
Liabilities Table
Other Financial Instruments+
Sales Commitments	$—	$(56,171,716)	$—	$(56,171,716)
Written Options	—	(1,599,282)	—	(1,599,282)
Futures	(8,370)	—	—	(8,370)
Swaps	(12,186,931)	(1,549,290)	—	(13,736,221)
Forward Foreign Currency Contracts	—	(6,182,480)	—	(6,182,480)
Total Liabilities	$(12,195,301)	$(65,502,768)	$—	$(77,698,069)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

ING PIMCO TOTAL RETURN BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

At September 30, 2013, the following forward foreign currency contracts were outstanding for the ING PIMCO Total Return Bond Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Citigroup, Inc.	EU Euro	11,970,000	Buy	10/02/13	$15,962,486	$16,193,620	$231,134
Citigroup, Inc.	Canadian Dollar	1,623,000	Buy	12/23/13	1,570,324	1,572,356	2,032
Deutsche Bank AG	Danish Krone	13,595,000	Buy	11/14/13	2,428,110	2,466,964	38,854
Goldman Sachs & Co.	EU Euro	1,753,000	Buy	10/02/13	2,372,160	2,371,547	(613)
Goldman Sachs & Co.	Canadian Dollar	1,377,000	Buy	12/23/13	1,335,828	1,334,032	(1,796)
HSBC	Brazilian Real	187,661	Buy	11/04/13	82,565	83,963	1,398
HSBC	EU Euro	2,243,000	Buy	11/04/13	3,029,151	3,034,714	5,563
HSBC	Canadian Dollar	1,203,000	Buy	12/23/13	1,173,235	1,165,462	(7,773)
JPMorgan Chase & Co.	EU Euro	4,193,000	Buy	10/02/13	5,580,455	5,672,502	92,047
Morgan Stanley	Brazilian Real	36,833,812	Buy	10/02/13	16,244,239	16,619,506	375,267
Morgan Stanley	Brazilian Real	770,800	Buy	01/03/14	334,302	340,514	6,212
							$742,325

BNP Paribas Bank	EU Euro	100,000	Sell	04/01/14	$126,339	$135,357	$(9,018)
BNP Paribas Bank	EU Euro	100,000	Sell	06/02/14	126,453	135,392	(8,939)
BNP Paribas Bank	EU Euro	100,000	Sell	07/01/14	126,500	135,409	(8,909)
BNP Paribas Bank	British Pound	23,697,000	Sell	10/02/13	36,769,663	38,363,283	(1,593,620)
Citigroup, Inc.	EU Euro	15,721,000	Sell	10/02/13	20,991,297	21,268,162	(276,865)
Citigroup, Inc.	EU Euro	26,386,000	Sell	11/04/13	35,581,864	35,699,500	(117,636)
Citigroup, Inc.	Canadian Dollar	60,333,000	Sell	12/23/13	58,818,884	58,450,360	368,524
Citigroup, Inc.	Japanese Yen	19,700,000	Sell	10/17/13	199,411	200,437	(1,026)
Citigroup, Inc.	EU Euro	700,000	Sell	04/01/14	887,145	947,499	(60,354)
Credit Suisse Group AG	EU Euro	3,293,150	Sell	11/01/13	4,255,474	4,455,501	(200,027)
Credit Suisse Group AG	EU Euro	1,100,000	Sell	06/02/14	1,394,800	1,489,316	(94,516)
Credit Suisse Group AG	EU Euro	2,195,000	Sell	10/02/13	2,890,617	2,969,506	(78,889)
Credit Suisse Group AG	Brazilian Real	37,264,805	Sell	11/04/13	16,049,963	16,672,898	(622,935)
Credit Suisse Group AG	EU Euro	4,600,000	Sell	02/28/14	6,143,033	6,225,759	(82,726)
Deutsche Bank AG	British Pound	23,697,000	Sell	11/04/13	37,815,791	38,352,604	(536,813)
Credit Suisse Group AG	Japanese Yen	213,500,000	Sell	10/17/13	2,150,007	2,172,239	(22,232)
Deutsche Bank AG	EU Euro	15,400,000	Sell	02/28/14	20,310,444	20,842,758	(532,314)
Goldman Sachs & Co.	EU Euro	15,723,000	Sell	10/02/13	21,271,993	21,270,868	1,125
Goldman Sachs & Co.	EU Euro	5,494,000	Sell	10/02/13	7,432,954	7,432,561	393
Deutsche Bank AG	EU Euro	1,753,000	Sell	11/04/13	2,372,368	2,371,758	610
Goldman Sachs & Co.	Japanese Yen	55,400,000	Sell	10/17/13	565,253	563,663	1,590
HSBC	Brazilian Real	695,904	Sell	10/02/13	304,034	313,993	(9,959)
JPMorgan Chase & Co.	EU Euro	17,542,000	Sell	11/04/13	23,657,369	23,733,822	(76,453)
JPMorgan Chase & Co.	Mexican Peso	44,993,618	Sell	12/17/13	3,393,675	3,415,912	(22,237)
Morgan Stanley	Brazilian Real	36,137,908	Sell	10/02/13	14,966,106	16,305,513	(1,339,407)
Morgan Stanley	Brazilian Real	36,833,812	Sell	11/04/13	16,130,066	16,480,065	(349,999)
Royal Bank of Scotland Group PLC	EU Euro	2,090,000	Sell	03/14/14	2,793,879	2,828,791	(34,912)
UBS Warburg LLC	EU Euro	21,217,000	Sell	11/04/13	28,613,480	28,705,992	(92,512)
							$(5,800,056)

ING PIMCO TOTAL RETURN BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

ING PIMCO Total Return Bond Portfolio Open Futures Contracts on September 30, 2013:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
90-Day Eurodollar	248	09/15/14	$61,736,500	$51,021
90-Day Eurodollar	1,531	06/15/15	379,821,963	341,857
90-Day Eurodollar	2,756	09/14/15	682,385,600	934,665
90-Day Eurodollar	2,713	12/14/15	670,077,088	1,080,055
90-Day Eurodollar	6	03/14/16	1,478,025	8,008
90-Day Eurodollar	5	06/13/16	1,228,375	7,137
90-Day Eurodollar	181	09/19/16	44,345,000	253,582
90-Day Sterling	35	03/18/15	7,015,795	(8,370)
U.S. Treasury 10-Year Note	1,872	12/19/13	236,603,259	3,708,566
U.S. Treasury 5-Year Note	1,338	12/31/13	161,960,725	2,656,417
			$2,246,652,330	$9,032,938

ING PIMCO Total Return Bond Portfolio Centrally Cleared Credit Default Swaps Outstanding on September 30, 2013

Centrally Cleared Credit Default Swaps on Credit Indices—Sell Protection(1)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Implied Credit Spread at 09/30/13 (%)(4)	Notional Amount(2)	Fair Value(3)	Unrealized Appreciation/ (Depreciation)
CDX.NA.IG.21	Sell	1.000	12/20/18		USD 32,200,000	$286,612	$(34,754)
						$286,612	$(34,754)

ING PIMCO Total Return Bond Portfolio Over-the-Counter Credit Default Swap Agreements Outstanding on September 30, 2013:

Credit Default Swaps on Credit Indices — Sell Protection(1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount(2)	Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co.	CDX.NA.IG.9 Index (30-100% Tranche)	Sell	0.548	12/20/17	USD 2,218,347	$37,693	$—	$37,693
Deutsche Bank AG	CMBX.NA.AAA.4	Sell	0.350	02/17/51	USD 1,478,913	(45,793)	(39,600)	(6,193)
Goldman Sachs & Co.	CMBX.NA.AAA.4	Sell	0.350	02/17/51	USD 2,366,261	(73,270)	(61,893)	(11,377)
						$(81,370)	$(101,493)	$20,123

Credit Default Swaps on Corporate and Sovereign Issues — Sell Protection(1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Implied Credit Spread at 09/30/13 (%)(4)	Notional Amount(2)	Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Federative Republic of Brazil	Sell	1.000	06/20/15	0.930	USD 500,000	$600	$(2,364)	$2,964
Citigroup, Inc.	Federative Republic of Brazil	Sell	1.000	09/20/15	0.985	USD 1,000,000	297	(6,116)	6,413
Citigroup, Inc.	Federative Republic of Brazil	Sell	1.000	03/20/16	1.120	USD 21,100,000	(62,237)	(68,291)	6,054
Citigroup, Inc.	Federative Republic of Brazil	Sell	1.000	06/20/16	1.197	USD 9,100,000	(48,296)	(13,822)	(34,474)
Credit Suisse Group AG	Federative Republic of Brazil	Sell	1.000	06/20/15	0.930	USD 2,000,000	2,400	(17,354)	19,754
Goldman Sachs & Co.	Federative Republic of Brazil	Sell	1.000	06/20/15	0.930	USD 500,000	600	(2,208)	2,808
HSBC	Federative Republic of Brazil	Sell	1.000	06/20/15	0.930	USD 3,000,000	3,601	(27,423)	31,024
HSBC	Federative Republic of Brazil	Sell	1.000	06/20/15	0.930	USD 5,700,000	6,842	(20,709)	27,551
HSBC	Federative Republic of Brazil	Sell	1.000	09/20/15	0.985	USD 1,800,000	535	(7,033)	7,568
JPMorgan Chase & Co.	Federative Republic of Brazil	Sell	1.000	03/20/17	1.381	USD 100,000	(1,291)	(921)	(370)
UBS Warburg LLC	Federative Republic of Brazil	Sell	1.000	09/20/15	0.985	USD 500,000	148	(1,857)	2,005
BNP Paribas Bank	General Electric Capital Corp.	Sell	4.700	12/20/13	0.192	USD 1,800,000	18,238	—	18,238

ING PIMCO TOTAL RETURN BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Implied Credit Spread at 09/30/13 (%)(4)	Notional Amount(2)	Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citigroup, Inc.	General Electric Capital Corp.	Sell	4.000	12/20/13	0.192	USD 7,600,000	$65,046	$—	$65,046
Citigroup, Inc.	General Electric Capital Corp.	Sell	4.200	12/20/13	0.192	USD 6,200,000	55,851	—	55,851
Citigroup, Inc.	General Electric Capital Corp.	Sell	4.325	12/20/13	0.192	USD 4,500,000	41,801	(1)	41,802
Citigroup, Inc.	General Electric Capital Corp.	Sell	4.850	12/20/13	0.192	USD 3,600,000	37,690	—	37,690
Citigroup, Inc.	General Electric Capital Corp.	Sell	3.850	03/20/14	0.193	USD 7,000,000	121,376	—	121,376
Deutsche Bank AG	General Electric Capital Corp.	Sell	4.230	12/20/13	0.192	USD 4,200,000	38,118	—	38,118
Deutsche Bank AG	General Electric Capital Corp.	Sell	4.750	12/20/13	0.192	USD 3,900,000	39,954	—	39,954
Deutsche Bank AG	General Electric Capital Corp.	Sell	1.000	09/20/15	0.398	USD 1,200,000	14,288	14,442	(154)
Citigroup, Inc.	Metlife Inc.	Sell	1.000	12/20/14	0.195	USD 14,400,000	142,875	(137,257)	280,132
Credit Suisse Group AG	Metlife Inc.	Sell	1.000	12/20/14	0.195	USD 8,100,000	80,367	(51,572)	131,939
Barclays Bank PLC	Morgan Stanley	Sell	1.000	09/20/14	0.480	USD 5,600,000	28,524	(74,351)	102,875
Credit Suisse Group AG	Morgan Stanley	Sell	1.000	09/20/14	0.480	USD 6,500,000	33,108	(83,418)	116,526
Citigroup, Inc.	People’s Republic of China	Sell	1.000	06/20/15	0.268	USD 1,300,000	16,478	7,093	9,385
Royal Bank of Scotland Group PLC	People’s Republic of China	Sell	1.000	06/20/15	0.268	USD 4,000,000	50,700	22,476	28,224
Royal Bank of Scotland Group PLC	People’s Republic of China	Sell	1.000	06/20/16	0.419	USD 300,000	4,738	1,707	3,031
Deutsche Bank AG	Republic of Indonesia	Sell	1.000	09/20/15	1.268	USD 600,000	(3,148)	(5,412)	2,264
Goldman Sachs & Co.	United Kingdom Gilt	Sell	1.000	06/20/15	0.091	USD 1,300,000	20,495	3,932	16,563
Barclays Bank PLC	United Mexican States	Sell	1.000	03/20/15	0.549	USD 2,000,000	13,318	(12,880)	26,198
Citigroup, Inc.	United Mexican States	Sell	1.000	03/20/15	0.549	USD 2,000,000	13,318	(13,144)	26,462
Citigroup, Inc.	United Mexican States	Sell	1.000	09/20/15	0.620	USD 1,000,000	7,500	(5,918)	13,418
Citigroup, Inc.	United Mexican States	Sell	1.000	06/20/16	0.744	USD 9,100,000	63,101	(1)	63,102
Deutsche Bank AG	United Mexican States	Sell	1.000	03/20/15	0.549	USD 1,000,000	6,659	(6,572)	13,231
Deutsche Bank AG	United Mexican States	Sell	1.000	03/20/16	0.699	USD 6,500,000	48,248	(23,212)	71,460
Deutsche Bank AG	United Mexican States	Sell	1.000	06/20/16	0.744	USD 9,400,000	65,182	11,955	53,227
HSBC	United Mexican States	Sell	1.000	09/20/16	0.781	USD 300,000	1,935	1,585	350
JPMorgan Chase & Co.	United Mexican States	Sell	1.000	09/20/16	0.781	USD 400,000	2,580	2,201	379
UBS Warburg LLC	United States Treasury Note	Sell	0.250	09/20/15	0.328	EUR 13,700,000	(28,450)	(83,382)	54,932
							$903,089	(599,827)	$1,502,916

(1)	If the Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either i) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or ii) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

(2)	The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(3)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio’s Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting market values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

ING PIMCO TOTAL RETURN BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

ING PIMCO Total Return Bond Portfolio Centrally Cleared Interest Rate Swap Agreements Outstanding on September 30, 2013:

	Termination Date	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a floating rate based on the 6-month JPY-LIBOR and pay a fixed rate equal to 1.000%	09/18/23	JPY 5,270,000,000	$(739,928)	$(1,076,176)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 3.500%	12/18/43	USD 38,400,000	1,463,187	(475,547)
Receive a fixed rate equal to 1.000% and pay a floating rate based on 3-month USD-LIBOR-BBA	10/15/17	USD 200,200,000	(2,224,221)	(1,988,255)
Receive a fixed rate equal to 3.00% and pay a floating rate based on the 3-month USD-LIBOR-BBA	09/05/18	USD 6,000,000	39,164	29,684
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.750%	06/19/43	USD 181,800,000	31,947,660	19,259,949
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 4.250%	06/15/41	USD 80,700,000	(9,222,782)	17,922,421
Receive a fixed rate equal to 1.500% and pay a floating rate based on 3-month USD-LIBOR-BBA	03/18/16	USD 883,400,000	5,121,557	(1,829,064)
			$26,384,637	$31,843,012

ING PIMCO Total Return Bond Portfolio Over-the-Counter Interest Rate Swap Agreements Outstanding on September 30, 2013:

	Termination Date	Notional Amount	Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 9.130% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Deutsche Bank AG	01/02/17	BRL 3,000,000	$(58,476)	$9,469	$(67,945)
Receive a fixed rate equal to 10.630% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Deutsche Bank AG	01/02/17	BRL 1,000,000	(5,458)	249	(5,707)
Receive a fixed rate equal to 10.630% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Goldman Sachs & Co.	01/02/17	BRL 1,800,000	(9,932)	2,068	(12,000)
Receive a fixed rate equal to 9.095% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Goldman Sachs & Co.	01/02/17	BRL 2,000,000	(40,324)	—	(40,324)
Receive a fixed rate equal to 9.140% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Morgan Stanley	01/02/17	BRL 1,000,000	(19,587)	2,927	(22,514)
Receive a fixed rate equal to 10.630% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Morgan Stanley	01/02/17	BRL 800,000	(4,366)	2,120	(6,486)
Receive a fixed rate equal to 8.900% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: UBS Warburg LLC	01/02/17	BRL 3,900,000	(84,036)	926	(84,962)
Receive a fixed rate equal to 5.600% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: Barclays Bank PLC	09/06/16	MXN 11,100,000	26,068	3,278	22,790
Receive a fixed rate equal to 5.000% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: Barclays Bank PLC	09/13/17	MXN 1,700,000	370	(789)	1,159
Receive a fixed rate equal to 5.500% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: Barclays Bank PLC	09/13/17	MXN 122,400,000	202,765	(41,271)	244,036
Receive a fixed rate equal to 6.000% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: Barclays Bank PLC	06/05/23	MXN 5,100,000	(18,347)	(8,633)	(9,714)
Receive a fixed rate equal to 5.750% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: Barclays Bank PLC	06/05/23	MXN 2,200,000	(11,300)	(6,126)	(5,174)

ING PIMCO TOTAL RETURN BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

	Termination Date	Notional Amount	Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 5.750% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: BNP Paribas Bank	06/05/23	MXN 2,500,000	$(12,841)	$(3,127)	$(9,714)
Receive a fixed rate equal to 8.860% and pay a floating rate based on the 28-day MXN-TIIE-BANXICO Counterparty: Citigroup, Inc.	09/12/16	MXN 23,500,000	222,735	—	222,735
Receive a fixed rate equal to 5.750% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: Deutsche Bank AG	06/05/23	MXN 5,100,000	(26,195)	(8,353)	(17,842)
Receive a fixed rate equal to 5.750% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: Goldman Sachs & Co.	06/05/23	MXN 5,300,000	(27,222)	(12,692)	(14,530)
Receive a fixed rate equal to 5.600% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: HSBC	09/06/16	MXN 30,300,000	71,159	7,928	63,231
Receive a fixed rate equal to 5.500% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: HSBC	09/13/17	MXN 100,600,000	166,652	(21,042)	187,694
Receive a fixed rate equal to 5.000% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: HSBC	09/13/17	MXN 5,300,000	1,153	(2,711)	3,864
Receive a fixed rate equal to 5.000% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: HSBC	06/11/18	MXN 90,000,000	(67,967)	(135,772)	67,805
Receive a fixed rate equal to 5.500% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: HSBC	09/02/22	MXN 80,200,000	(445,021)	(146,767)	(298,254)
Receive a fixed rate equal to 5.750% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: HSBC	06/05/23	MXN 6,400,000	(32,872)	(10,235)	(22,637)
Receive a fixed rate equal to 6.000% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: JPMorgan Chase & Co.	06/05/23	MXN 7,300,000	(26,261)	(29,605)	3,344
Receive a fixed rate equal to 5.600% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: Morgan Stanley	09/06/16	MXN 18,000,000	42,297	6,056	36,241
Receive a fixed rate equal to 5.500% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: Morgan Stanley	09/13/17	MXN 48,000,000	79,516	(16,639)	96,155
Receive a fixed rate equal to 5.000% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: Morgan Stanley	06/11/18	MXN 57,000,000	(43,094)	(87,323)	44,229
Receive a fixed rate equal to 6.350% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: Morgan Stanley	06/02/21	MXN 104,100,000	68,691	113,396	(44,705)
Receive a fixed rate equal to 5.500% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: Morgan Stanley	09/02/22	MXN 63,700,000	(353,506)	(110,763)	(242,743)
Receive a fixed rate equal to 5.500% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: UBS Warburg LLC	09/13/17	MXN 10,000,000	16,566	(1,290)	17,856
			$(388,833)	$(494,721)	$105,888

ING PIMCO Total Return Bond Portfolio Written Swaptions Open on September 30, 2013:

Written Swaptions on CDS Indices

Description	Counterparty	Floating Rate Index/Underlying Reference Entity	Pay/ Receive Floating	Strike Price	Expiration Date	Notional Amount	Premiums Received	Fair Value
Put OTC Swaption	Barclays Bank PLC	CDX.NA.IG.20	Pay	0.900%	12/18/13	USD 10,300,000	$13,720	$(14,830)
Put OTC Swaption	BNP Paribas Bank	CDX.NA.IG.20	Pay	0.900%	12/01/13	USD 8,500,000	9,563	(12,238)
Put OTC Swaption	Deutsche Bank AG	CDX.NA.IG.20	Pay	0.900%	12/18/13	USD 3,200,000	5,440	(4,607)
Put OTC Swaption	Morgan Stanley	CDX.NA.IG.20	Pay	1.100%	12/18/13	USD 3,800,000	7,505	(2,169)
Call OTC Swaption	Barclays Bank PLC	CDX.NA.IG.20	Receive	0.600%	12/18/13	USD 7,100,000	3,550	(1,914)
Call OTC Swaption	Barclays Bank PLC	CDX.NA.IG.20	Receive	0.650%	12/18/13	USD 3,200,000	2,560	(2,270)
Call OTC Swaption	Barclays Bank PLC	CDX.NA.IG.20	Receive	0.650%	12/18/13	USD 3,200,000	2,400	(2,271)

ING PIMCO TOTAL RETURN BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Description	Counterparty	Floating Rate Index/Underlying Reference Entity	Pay/ Receive Floating	Strike Price	Expiration Date	Notional Amount	Premiums Received	Fair Value
Call OTC Swaption	BNP Paribas Bank	CDX.NA.IG.20	Receive	0.600%	12/18/13	USD 8,500,000	$4,250	$(2,292)
							$48,988	$(42,591)

ING PIMCO Total Return Bond Portfolio Written Swaptions Open on September 30, 2013:

Written Interest Rate Swaptions

Description	Counterparty	Floating Rate Index/Underlying Reference Entity	Pay/ Receive Floating	Exercise Rate	Expiration Date	Notional Amount	Premiums Received	Fair Value
Put OTC Swaption	Barclays Bank PLC	EUR-EURIBOR Reuters	Pay	0.400%	03/12/14	EUR 13,300,000	$29,140	$(14,398)
Put OTC Swaption	Goldman Sachs & Co.	EUR-EURIBOR Reuters	Pay	0.400%	03/12/14	EUR 13,200,000	27,219	(14,289)
Put OTC Swaption	Deutsche Bank AG	3-month USD- LIBOR-BBA	Pay	1.900%	10/18/13	USD 22,600,000	98,310	(6,719)
Put OTC Swaption	Goldman Sachs & Co.	3-month USD- LIBOR-BBA	Pay	1.500%	10/28/13	USD 66,800,000	183,940	(438,263)
Put OTC Swaption	Goldman Sachs & Co.	3-month USD- LIBOR-BBA	Pay	1.900%	10/18/13	USD 29,000,000	89,175	(8,619)
Put OTC Swaption	Goldman Sachs & Co.	3-month USD- LIBOR-BBA	Pay	2.000%	01/27/14	USD 110,300,000	728,820	(588,494)
Put OTC Swaption	Morgan Stanley	3-month USD- LIBOR-BBA	Pay	1.750%	11/27/13	USD 38,100,000	337,312	(164,027)
Put OTC Swaption	Royal Bank of Scotland Group PLC	3-month USD- LIBOR-BBA	Pay	3.500%	01/27/14	USD 4,600,000	36,570	(20,980)
Call OTC Swaption	Barclays Bank PLC	EUR-EURIBOR Reuters	Receive	0.400%	03/12/14	EUR 13,300,000	25,711	(15,560)
Call OTC Swaption	Goldman Sachs & Co.	EUR-EURIBOR Reuters	Receive	0.400%	03/12/14	EUR 13,200,000	27,219	(15,443)
Call OTC Swaption	Goldman Sachs & Co.	3-month USD- LIBOR-BBA	Receive	1.400%	01/27/14	USD 110,300,000	184,917	(248,005)
Call OTC Swaption	Royal Bank of Scotland Group PLC	3-month USD- LIBOR-BBA	Receive	2.500%	01/27/14	USD 4,600,000	27,600	(21,894)
					Total Written Swaptions		$1,795,933	$(1,556,691)

The following sales commitments were held by the ING PIMCO Total Return Bond Portfolio at September 30, 2013:

Principal Amount	Description	Fair Value
$(4,000,000)	Fannie Mae	$(3,908,750)
(53,000,000)	Ginnie Mae	(52,262,966)
	Total Sales Commitments Proceeds $(54,751,250)	$(56,171,716)

ING PIMCO TOTAL RETURN BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2013 was as follows:

Derivatives not accounted for as hedging instruments
Asset Derivatives	Instrument Type	Fair Value
Foreign exchange contracts	Forward foreign currency contracts	$1,124,749
Interest rate contracts	Futures contracts	9,041,308
Credit contracts	Credit default swaps	1,084,204
Credit contracts	Credit default swaps*	286,882
Interest rate contracts	Interest rate swaps	897,702
Interest rate contracts	Interest rate swaps*	38,571,568
Total Asset Derivatives		$51,006,413

Liability Derivatives	Instrument Type
Foreign exchange contracts	Forward foreign currency contracts	$6,182,480
Interest rate contracts	Futures contracts	8,370
Credit contracts	Credit default swaps	262,485
Interest rate contracts	Interest rate swaps	1,286,805
Interest rate contracts	Interest rate swaps*	12,186,931
Credit contracts	Written options	42,591
Interest rate contracts	Written options	1,556,691
Total Liability Derivatives		$21,526,353

*	Includes cumulative appreciation/depreciation of centrally cleared swaps as reported in the table following the Portfolio of Investments.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at September 30, 2013:

Assets:	Barclays Bank PLC	BNP Paribas Bank	Citigroup, Inc.	Credit Suisse Group AG	Deutsche Bank AG	Goldman Sachs & Co.	HSBC	JPMorgan Chase & Co.	Morgan Stanley	Royal Bank of Scotland Group PLC	UBS Warburg LLC	Totals
Forward foreign currency contracts	$—	$—	$601,690	$—	$39,464	$3,108	$6,961	$92,047	$381,479	$—	$—	$1,124,749
Credit default swap agreements	42,442	18,238	565,333	115,875	212,449	58,788	12,913	2,580	—	55,438	148	1,084,204
Interest rate swap agreements	229,203	—	222,735	—	—	—	238,964	42,297	148,207	—	16,566	897,972
Total Assets	$271,645	$18,238	$1,389,758	$115,875	$251,913	$61,896	$258,838	$136,924	$529,686	$55,438	$16,714	$3,106,925

Liabilities:
Forward foreign currency contracts	$—	$1,620,486	$455,881	$1,101,325	$1,069,127	$2,409	$17,732	$98,690	$1,689,406	$34,912	$92,512	$6,182,480
Credit default swap agreements	—		110,533		48,941	73,270	—	1,291	—	—	28,450	262,485
Interest rate swap agreements	29,647	12,841	—	—	90,129	77,478	545,860	26,261	420,553	—	84,036	1,286,805
Written options	51,243	14,530	—	—	11,326	1,313,113	—	—	166,196	42,874	—	1,599,282
Total Liabilities	$80,890	$1,647,857	$566,414	$1,101,325	$1,219,523	$1,466,270	$563,592	$126,242	$2,276,155	$77,786	$204,998	$9,331,052

Net OTC derivative instruments by counterparty, at fair value	$190,755	$(1,629,619)	$823,344	$(985,450)	$(967,610)	$(1,404,374)	$(304,754)	$10,682	$(1,746,469)	$(22,348)	$(188,284)	(6,224,127)
Total collateral pledged by Portfolio/(Received from counterparty)	$(471,000)	$—	$(493,000)	$(1,810,000)	$—	$6,348,000	$—	$(260,000)	$(2,674,000)	$—	$69,000	$709,000
Net Exposure(1)	$(280,245)	$(1,629,619)	$330,344	$(2,795,450)	$(967,610)	$4,943,626	$(304,754)	$(249,318)	$(4,420,469)	$(22,348)	$(119,284)	$(5,515,127)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

ING RETIREMENT CONSERVATIVE PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited)

Shares		Value	Percentage of Net Assets

Affiliated Investment Companies: 100.0%
322,990	ING Australia Index Portfolio — Class I	$3,262,195	0.5
15,192,486	ING BlackRock Inflation Protected Bond Portfolio — Class I	146,151,718	23.0
694,685	ING Euro STOXX 50® Index Portfolio — Class I	7,558,172	1.2
557,164	ING FTSE 100 Index® Portfolio — Class I	7,075,977	1.1
90,201	ING Hang Seng Index Portfolio — Class I	1,254,700	0.2
533,953	ING Japan TOPIX Index Portfolio — Class I	6,055,029	1.0
2,570,800	ING RussellTM Mid Cap Index Portfolio — Class I	38,022,131	6.0
28,389,530	ING U.S. Bond Index Portfolio — Class I	298,657,858	47.1
9,434,998	ING U.S. Stock Index Portfolio — Class I	126,334,622	19.9
	Total Investments in Affiliated Investment Companies (Cost $586,367,112)	$634,372,402	100.0
	Liabilities in Excess of Other Assets	(75,453)	—
	Net Assets	$634,296,949	100.0

Cost for federal income tax purposes is $591,547,013.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$55,773,525
Gross Unrealized Depreciation	(12,948,136)
Net Unrealized Appreciation	$42,825,389

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2013
Asset Table
Investments, at fair value
Affiliated Investment Companies	$634,372,402	$—	$—	$634,372,402
Total Investments, at fair value	$634,372,402	$—	$—	$634,372,402

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2013, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/12	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 9/30/13	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
ING Australia Index Portfolio — Class I	$5,493,579	$979,313	$(2,969,081)	$(241,616)	$3,262,195	$174,522	$401,404	$—
ING BlackRock Inflation Protected Bond Portfolio — Class I	155,417,624	38,877,286	(30,095,641)	(18,047,551)	146,151,718	—	(1,424,335)	9,377,296
ING Euro STOXX 50® Index Portfolio — Class I	19,218,645	3,055,903	(13,966,158)	(750,218)	7,558,172	383,479	1,916,913	—
ING FTSE 100 Index® Portfolio — Class I	15,368,482	2,226,483	(9,755,950)	(763,038)	7,075,977	357,521	1,407,398	163,139
ING Hang Seng Index Portfolio — Class I	2,764,710	419,092	(1,677,268)	(251,834)	1,254,700	54,555	226,277	—
ING Japan TOPIX Index Portfolio — Class I	12,030,866	1,049,450	(8,266,314)	1,241,027	6,055,029	133,812	1,025,962	29,280
ING RussellTM Mid Cap Index Portfolio — Class I	13,797,011	30,631,256	(9,555,324)	3,149,188	38,022,131	493,639	322,727	1,158,355
ING U.S. Bond Index Portfolio — Class I	317,886,837	55,387,473	(63,199,602)	(11,416,850)	298,657,858	3,106,175	(1,563,734)	3,080,146
ING U.S. Stock Index Portfolio — Class I	137,848,981	15,962,768	(42,598,038)	15,120,911	126,334,622	474,849	5,701,127	3,041,639
	$679,826,735	$148,589,024	$(182,083,376)	$(11,959,981)	$634,372,402	$5,178,552	$8,013,739	$16,849,855

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

ING RETIREMENT GROWTH PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited)

Shares		Value	Percentage of Net Assets

Affiliated Investment Companies: 100.1%
11,203,430	ING Australia Index Portfolio — Class I	$113,154,647	2.5
25,116,617	ING Emerging Markets Index Portfolio — Class I	275,780,457	6.0
24,094,699	ING Euro STOXX 50® Index Portfolio — Class I	262,150,327	5.7
19,323,861	ING FTSE 100 Index® Portfolio — Class I	245,413,035	5.3
3,128,782	ING Hang Seng Index Portfolio — Class I	43,521,354	0.9
18,519,347	ING Japan TOPIX Index Portfolio — Class I	210,009,393	4.6
50,053,251	ING RussellTM Mid Cap Index Portfolio — Class I	740,287,582	16.0
17,866,333	ING RussellTM Small Cap Index Portfolio — Class I	278,357,468	6.0
110,249,314	ING U.S. Bond Index Portfolio — Class I	1,159,822,782	25.1
96,446,843	ING U.S. Stock Index Portfolio — Class I	1,291,423,221	28.0

	Total Investments in Affiliated Investment Companies (Cost $3,942,042,000)	$4,619,920,266	100.1
	Liabilities in Excess of Other Assets	(2,669,001)	(0.1)
	Net Assets	$4,617,251,265	100.0

Cost for federal income tax purposes is $3,965,504,048.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$729,684,075
Gross Unrealized Depreciation	(75,267,857)
Net Unrealized Appreciation	$654,416,218

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2013
Asset Table
Investments, at fair value
Affiliated Investment Companies	$4,619,920,266	$—	$—	$4,619,920,266
Total Investments, at fair value	$4,619,920,266	$—	$—	$4,619,920,266

ING RETIREMENT GROWTH PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2013, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/12	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 9/30/13	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
ING Australia Index Portfolio — Class I	$101,882,951	$33,328,945	$(19,041,701)	$(3,015,548)	$113,154,647	$5,688,405	$469,389	$—
ING Emerging Markets Index Portfolio — Class I	—	307,305,635	(20,992,219)	(10,532,959)	275,780,457	338,969	(1,289,795)	1,208,911
ING Euro STOXX 50® Index Portfolio — Class I	356,422,097	44,817,729	(168,625,878)	29,536,379	262,150,327	12,309,141	(883,644)	—
ING FTSE 100 Index® Portfolio — Class I	285,016,486	35,228,398	(72,226,205)	(2,605,644)	245,413,035	11,751,491	13,632,258	5,362,275
ING Hang Seng Index Portfolio — Class I	51,274,763	6,666,536	(12,869,037)	(1,550,908)	43,521,354	1,783,847	664,852	—
ING Japan TOPIX Index Portfolio — Class I	223,117,149	22,002,988	(78,474,467)	43,363,723	210,009,393	4,363,900	1,443,578	954,897
ING RussellTM Mid Cap Index Portfolio — Class I	622,991,241	121,177,715	(73,893,349)	70,011,975	740,287,582	9,213,728	45,386,491	21,597,498
ING RussellTM Small Cap Index Portfolio — Class I	267,590,033	15,438,302	(37,846,707)	33,175,840	278,357,468	3,957,398	20,680,432	10,010,916
ING U.S. Bond Index Portfolio — Class I	1,090,732,468	226,331,568	(108,215,994)	(49,025,260)	1,159,822,782	11,384,822	929,783	11,322,633
ING U.S. Stock Index Portfolio — Class I	1,422,711,929	59,057,018	(285,908,500)	95,562,774	1,291,423,221	4,590,755	122,258,666	29,340,655
	$4,421,739,117	$871,354,834	$(878,094,057)	$204,920,372	$4,619,920,266	$65,382,456	$203,292,010	$79,797,785

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

ING RETIREMENT MODERATE GROWTH PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited)

Shares		Value	Percentage of Net Assets

Affiliated Investment Companies: 100.1%
5,920,158	ING Australia Index Portfolio — Class I	$59,793,592	1.9
14,009,748	ING Emerging Markets Index Portfolio — Class I	153,827,032	5.0
12,732,402	ING Euro STOXX 50® Index Portfolio — Class I	138,528,531	4.5
10,211,467	ING FTSE 100 Index® Portfolio — Class I	129,685,625	4.2
1,653,322	ING Hang Seng Index Portfolio — Class I	22,997,715	0.7
9,786,272	ING Japan TOPIX Index Portfolio — Class I	110,976,322	3.6
29,315,827	ING RussellTM Mid Cap Index Portfolio — Class I	433,581,086	14.0
7,972,796	ING RussellTM Small Cap Index Portfolio — Class I	124,216,167	4.0
103,316,679	ING U.S. Bond Index Portfolio — Class I	1,086,891,461	35.2
62,251,537	ING U.S. Stock Index Portfolio — Class I	833,548,077	27.0

	Total Investments in Affiliated Investment Companies (Cost $2,720,028,135)	$3,094,045,608	100.1
	Liabilities in Excess of Other Assets	(1,745,648)	(0.1)
	Net Assets	$3,092,299,960	100.0

Cost for federal income tax purposes is $2,733,957,235.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$414,265,623
Gross Unrealized Depreciation	(54,177,250)
Net Unrealized Appreciation	$360,088,373

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2013
Asset Table
Investments, at fair value
Affiliated Investment Companies	$3,094,045,608	$—	$—	$3,094,045,608
Total Investments, at fair value	$3,094,045,608	$—	$—	$3,094,045,608

ING RETIREMENT MODERATE GROWTH PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2013, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/12	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 9/30/13	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
ING Australia Index Portfolio—Class I	$57,683,589	$14,614,152	$(11,130,328)	$(1,373,821)	$59,793,592	$3,042,218	$329,136	$—
ING Emerging Markets Index Portfolio—Class I	—	172,274,588	(12,533,615)	(5,913,941)	153,827,032	191,098	(735,239)	681,538
ING Euro STOXX 50® Index Portfolio—Class I	201,796,890	25,487,583	(104,373,665)	15,617,723	138,528,531	6,593,115	26,820	—
ING FTSE 100 Index® Portfolio—Class I	161,368,974	18,950,265	(47,112,195)	(3,521,419)	129,685,625	6,280,924	9,797,588	2,866,023
ING Hang Seng Index Portfolio—Class I	29,030,696	3,654,779	(9,240,246)	(447,514)	22,997,715	953,795	(36,233)	—
ING Japan TOPIX Index Portfolio—Class I	126,322,768	10,112,763	(50,486,433)	25,027,224	110,976,322	2,333,773	134,544	510,670
ING RussellTM Mid Cap Index Portfolio—Class I	365,983,550	77,733,775	(48,388,244)	38,252,005	433,581,086	5,456,505	29,443,976	12,794,248
ING RussellTM Small Cap Index Portfolio—Class I	122,265,827	6,825,148	(18,914,981)	14,040,173	124,216,167	1,786,328	10,351,169	4,518,822
ING U.S. Bond Index Portfolio—Class I	1,046,564,218	190,509,758	(103,381,275)	(46,801,240)	1,086,891,461	10,815,106	1,288,315	10,732,721
ING U.S. Stock Index Portfolio—Class I	914,142,474	36,499,864	(180,428,332)	63,334,071	833,548,077	2,988,033	76,688,575	19,102,104
	$3,025,158,986	$556,662,675	$(585,989,314)	$98,213,261	$3,094,045,608	$40,440,895	$127,288,651	$51,206,126

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

ING RETIREMENT MODERATE PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited)

Shares		Value	Percentage of Net Assets

Affiliated Investment Companies: 100.1%
2,750,964	ING Australia Index Portfolio — Class I	$27,784,737	1.5
24,376,352	ING BlackRock Inflation Protected Bond Portfolio — Class I	234,500,511	13.0
6,510,101	ING Emerging Markets Index Portfolio — Class I	71,480,905	4.0
5,916,545	ING Euro STOXX 50® Index Portfolio — Class I	64,372,014	3.6
4,745,162	ING FTSE 100 Index® Portfolio — Class I	60,263,562	3.4
768,262	ING Hang Seng Index Portfolio — Class I	10,686,523	0.6
4,547,554	ING Japan TOPIX Index Portfolio — Class I	51,569,259	2.9
12,163,321	ING RussellTM Mid Cap Index Portfolio — Class I	179,895,519	10.0
2,315,597	ING RussellTM Small Cap Index Portfolio — Class I	36,077,002	2.0
63,443,397	ING U.S. Bond Index Portfolio — Class I	667,424,533	37.1
29,463,357	ING U.S. Stock Index Portfolio — Class I	394,514,344	22.0

	Total Investments in Affiliated Investment Companies (Cost $1,664,939,321)	$1,798,568,909	100.1
	Liabilities in Excess of Other Assets	(965,474)	(0.1)
	Net Assets	$1,797,603,435	100.0

Cost for federal income tax purposes is $1,671,828,458.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$173,829,948
Gross Unrealized Depreciation	(47,089,497)
Net Unrealized Appreciation	$126,740,451

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2013
Asset Table
Investments, at fair value
Affiliated Investment Companies	$1,798,568,909	$—	$—	$1,798,568,909
Total Investments, at fair value	$1,798,568,909	$—	$—	$1,798,568,909

ING RETIREMENT MODERATE PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2013, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/12	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 9/30/13	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
ING Australia Index Portfolio — Class I	$29,246,812	$5,532,750	$(6,380,557)	$(614,268)	$27,784,737	$1,440,031	$292,365	$—
ING BlackRock Inflation Protected Bond Portfolio — Class I	233,831,333	51,059,328	(19,278,286)	(31,111,864)	234,500,511	—	542,318	14,548,874
ING Emerging Markets Index Portfolio — Class I	—	80,900,119	(6,672,993)	(2,746,221)	71,480,905	90,146	(400,675)	321,501
ING Euro STOXX 50® Index Portfolio — Class I	102,315,174	12,727,476	(56,573,524)	5,902,888	64,372,014	3,128,031	1,692,795	—
ING FTSE 100 Index® Portfolio — Class I	81,817,427	9,333,870	(28,610,474)	(2,277,261)	60,263,562	2,970,796	5,460,903	1,355,592
ING Hang Seng Index Portfolio — Class I	14,719,135	1,799,151	(5,796,556)	(35,207)	10,686,523	451,347	(198,048)	—
ING Japan TOPIX Index Portfolio — Class I	64,048,472	3,451,507	(28,734,102)	12,803,382	51,569,259	1,104,639	(209,689)	241,714
ING RussellTM Mid Cap Index Portfolio — Class I	146,902,214	43,299,272	(23,351,494)	13,045,527	179,895,519	2,302,908	14,358,755	5,402,374
ING RussellTM Small Cap Index Portfolio — Class I	36,807,072	2,154,438	(6,537,747)	3,653,239	36,077,002	528,147	3,598,875	1,336,040
ING U.S. Bond Index Portfolio — Class I	666,137,457	95,910,505	(65,263,174)	(29,360,255)	667,424,533	6,762,174	880,250	6,708,941
ING U.S. Stock Index Portfolio — Class I	440,312,878	17,506,875	(99,511,615)	36,206,206	394,514,344	1,435,570	30,967,444	9,182,275
	$1,816,137,974	$323,675,291	$(346,710,522)	$5,466,166	$1,798,568,909	$20,213,789	$56,985,293	$39,097,311

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 62.2%
		Consumer Discretionary: 7.8%
223,300	@	Autozone, Inc.	$94,395,609	1.9
690,100	@	Delphi Automotive PLC	40,315,642	0.8
465,983	@	Dollar General Corp.	26,309,400	0.5
459,550	@	Dollar Tree, Inc.	26,267,878	0.5
70,400	@	General Motors Co.	2,532,288	0.1
592,896		Johnson Controls, Inc.	24,605,184	0.5
81,700		Kohl’s Corp.	4,227,975	0.1
868,126		L Brands, Inc.	53,042,499	1.1
889,000		Lowe’s Cos., Inc.	42,325,290	0.8
663,310	@	TRW Automotive Holdings Corp.	47,300,636	0.9
463,700		Walt Disney Co.	29,904,013	0.6
			391,226,414	7.8

		Consumer Staples: 8.5%
493,100		Avon Products, Inc.	10,157,860	0.2
1,421,508		General Mills, Inc.	68,118,664	1.4
476,644		Kellogg Co.	27,993,302	0.6
1,456,888		Mondelez International, Inc.	45,775,421	0.9
1,140,571		Nestle S.A.	79,536,714	1.6
707,634		PepsiCo, Inc.	56,256,903	1.1
727,697		Philip Morris International, Inc.	63,011,283	1.2
978,273		Procter & Gamble Co.	73,947,656	1.5
			424,797,803	8.5

		Energy: 2.2%
183,260		Anadarko Petroleum Corp.	17,041,347	0.3
530,200		Apache Corp.	45,141,228	0.9
69,100		Pioneer Natural Resources Co.	13,046,080	0.3
284,200		Range Resources Corp.	21,567,938	0.4
366,800		Williams Cos., Inc.	13,336,848	0.3
			110,133,441	2.2

		Financials: 12.4%
562,600		American Tower Corp.	41,705,538	0.8
3,290,969	@	Invesco Ltd.	104,981,911	2.1
552,610		JPMorgan Chase & Co.	28,564,411	0.6
2,792,100		Marsh & McLennan Cos., Inc.	121,595,955	2.4
26,500	@	PNC Financial Services Group, Inc.	1,915,008	0.0
1,353,200		State Street Corp.	88,972,900	1.8
3,536,633		TD Ameritrade Holding Corp.	92,589,052	1.9
2,503,700		US Bancorp.	91,585,346	1.8
1,518,803	@	XL Group PLC	46,809,508	1.0
			618,719,629	12.4

		Health Care: 9.6%
231,300		Allergan, Inc.	20,921,085	0.4
1,183,800		Densply International, Inc.	51,388,758	1.0
207,000	@	Henry Schein, Inc.	21,465,900	0.4
18,800		McKesson Corp.	2,412,040	0.1
4,434,674		Pfizer, Inc.	127,319,490	2.6
1,721,968		Thermo Fisher Scientific, Inc.	158,679,351	3.2
995,524		UnitedHealth Group, Inc.	71,289,474	1.4
870,713		Zoetis, Inc.	27,096,589	0.5
			480,572,687	9.6

		Industrials: 8.9%
522,648		Actuant Corp.	20,299,648	0.4
128,400		Boeing Co.	15,087,000	0.3
2,997,191		Danaher Corp.	207,765,280	4.2
916,700		Iron Mountain, Inc.	24,769,234	0.5
740,400	@	Tyco International Ltd.	25,899,192	0.5
1,408,475		United Technologies Corp.	151,861,775	3.0
			445,682,129	8.9

		Information Technology: 8.2%
174,700	@	Accenture PLC	12,864,908	0.2
1,238,957	@	Fiserv, Inc.	125,196,605	2.5
85,300	@	Google, Inc. — Class A	74,715,123	1.5
232,200		International Business Machines Corp.	42,998,796	0.9
937,610	@	NXP Semiconductor NV	34,888,468	0.7
882,160	@	TE Connectivity Ltd.	45,678,245	0.9
1,856,723		Texas Instruments, Inc.	74,770,235	1.5
			411,112,380	8.2

		Telecommunication Services: 1.0%
719,000	@	Crown Castle International Corp.	52,508,570	1.0

		Utilities: 3.6%
218,100		Consolidated Edison, Inc.	12,026,034	0.2
219,700		Edison International	10,119,382	0.2
632,300		NRG Energy, Inc.	17,280,759	0.4
2,084,537		Pacific Gas & Electric Co.	85,299,254	1.7
1,974,249		Xcel Energy, Inc.	54,509,015	1.1
			179,234,444	3.6

		Total Common Stock (Cost $2,464,568,538)	3,113,987,497	62.2

PREFERRED STOCK: 0.3%
		Financials: 0.2%
53,750		Affiliated Managers Group, Inc.	3,399,687	0.0
166,000	P	US Bancorp	4,314,340	0.1
205,000	P	US Bancorp	5,522,700	0.1
			13,236,727	0.2

		Utilities: 0.1%
160,000	P	SCE Trust I	3,288,000	0.1

		Total Preferred Stock (Cost $15,484,497)	16,524,727	0.3

ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: 23.3%
		Consumer Discretionary: 5.3%
1,800,000		AmeriGas Finance LLC/AmeriGas Finance Corp., 7.000%, 05/20/22	$1,881,000	0.0
750,000		CCO Holdings, LLC / CCO Holdings Capital Corp., 2.679%, 09/06/14	752,344	0.0
1,980,000		CCO Holdings, LLC / CCO Holdings Capital Corp., 7.250%, 10/30/17	2,101,275	0.1
1,525,000	#	Cedar Fair L.P. / Canada’s Wonderland Co. / Magnum Management Corp., 5.250%, 03/15/21	1,462,094	0.0
1,325,000		Cedar Fair L.P./Canada’s Wonderland Co/Magnum Management Corp., 9.125%, 08/01/18	1,459,156	0.0
3,104,660		Cequel Communications LLC — TL B, 3.500%, 02/14/19	3,106,843	0.1
4,049,047		Charter Communications Operating LLC, 3.000%, 01/31/21	4,015,064	0.1
2,805,000	#	Daimler Finance North America LLC, 1.125%, 08/01/18	2,822,885	0.1
1,550,000		Delphi Corp., 5.000%, 02/15/23	1,608,125	0.0
12,150,000	L	Delphi Corp., 5.875%, 05/15/19	12,954,937	0.3
4,550,000		Delphi Corp., 6.125%, 05/15/21	4,993,625	0.1
1,350,000		Dollar General Corp., 4.125%, 07/15/17	1,436,234	0.0
5,055,000		Dollar General Corp., 1.875%, 04/15/18	4,911,943	0.1
107,454,374		Dunkin’ Brands, Inc. — TL B3 1L, 3.750%, 02/14/20	107,333,488	2.2
2,495,000		Hawaiian Airlines 2013-1 Class A Pass Through Certificates, 3.900%, 01/15/26	2,282,925	0.1
14,700,000		Hilton Worldwide Finance LLC — TL B 1L, 09/23/20	14,701,529	0.3
1,425,000		Kasima LLC — TL B, 3.250%, 05/17/21	1,420,547	0.0
1,685,000		Kimberly-Clark Corp., 0.384%, 05/15/16	1,687,465	0.0
1,825,000		L Brands, Inc., 6.900%, 07/15/17	2,071,375	0.0
1,725,000		Lamar Media Corp., 5.000%, 05/01/23	1,608,562	0.0
1,825,000		Lamar Media Corp., 5.875%, 02/01/22	1,834,125	0.0
12,670,000		Lamar Media Corp., 9.750%, 04/01/14	13,208,475	0.3
1,825,000		Limited Brands, Inc., 7.000%, 05/01/20	2,025,750	0.0
1,800,000		L Brands, Inc., 8.500%, 06/15/19	2,155,500	0.1
1,575,000		Ltd. Brands, Inc., 5.625%, 02/15/22	1,622,250	0.0
1,550,000		Ltd. Brands, Inc., 6.625%, 04/01/21	1,683,687	0.0
6,420,000	#	NBCUniversal Enterprise, Inc., 0.805%, 04/15/16	6,456,344	0.1
2,805,000	#	NBCUniversal Enterprise, Inc., 0.953%, 04/15/18	2,821,457	0.1
5,499,400		Peninsula Gaming, LLC — TL B, 4.250%, 11/20/17	5,522,970	0.1
6,800,000		Rite Aid Corp., 8.000%, 08/15/20	7,633,000	0.2
839,460		SBA Senior Finance II, LLC, 3.750%, 06/30/18	841,034	0.0
2,950,000	#	Schaeffler Finance BV, 7.750%, 02/15/17	3,318,750	0.1
3,250,000	#	Schaeffler Finance BV, 8.500%, 02/15/19	3,640,000	0.1
1,525,000		Suburban Propane Partners L.P./Suburban Energy Finance Corp., 7.375%, 08/01/21	1,639,375	0.0
1,875,000		Suburban Propane Partners L.P./Suburban Energy Finance Corp., 7.500%, 10/01/18	2,015,625	0.0
3,195,000		The Walt Disney Co., 0.450%, 12/01/15	3,180,236	0.1
1,650,000	#	TRW Automotive, Inc., 4.500%, 03/01/21	1,666,500	0.0
1,750,000	#	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.500%, 01/15/23	1,666,875	0.0
EUR 2,000,000	#	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 7.500%, 03/15/19	2,939,961	0.1
2,450,000	#	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 7.500%, 03/15/19	2,658,250	0.1
1,850,000	#	Univision Communications, Inc., 6.750%, 09/15/22	1,961,000	0.0
1,800,000	#	Univision Communications, Inc., 6.875%, 05/15/19	1,935,000	0.0
1,550,000	#	Univision Communications, Inc., 7.875%, 11/01/20	1,703,063	0.0

ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Consumer Discretionary: (continued)
2,100,000	#	Univision Communications, Inc., 5.125%, 05/15/23	$2,021,250	0.0
EUR 1,548,330	#	UPC Germany GmbH, 8.125%, 12/01/17	2,215,101	0.1
3,415,000		US Airways 2013-1 Class A Pass Through Trust, 3.950%, 05/15/27	3,158,875	0.1
1,025,000		US Airways 2013-1 Class B Pass Through Trust, 5.375%, 05/15/23	973,750	0.0
645,000		US Airways 2012-2 Class A Pass Through Trust, 4.625%, 06/03/25	622,425	0.0
960,000		US Airways 2012-2 Class B Pass Through Trust, 6.750%, 06/03/21	981,600	0.0
9,226,875		Wendy’s International, Inc., 3.250%, 05/15/19	9,223,027	0.2
			267,936,671	5.3

		Consumer Staples: 3.3%
1,800,000		B&G Foods, Inc., 4.625%, 06/01/21	1,723,500	0.0
3,300,000		Campbell Soup Co., 0.565%, 08/01/14	3,303,927	0.1
6,265,000		Coca-Cola Co/The, 0.240%, 03/05/15	6,264,010	0.1
4,265,000		General Mills, Inc., 0.564%, 01/29/16	4,270,583	0.1
1,775,000		General Mills, Inc., 0.875%, 01/29/16	1,775,572	0.0
3,340,000	#	Heineken NV, 0.800%, 10/01/15	3,334,355	0.1
84,862,313		HJ Heinz Co., 3.500%, 06/05/20	85,291,970	1.7
4,390,000		Kellogg Co., 0.495%, 02/13/15	4,397,059	0.1
4,700,000		PepsiCo, Inc., 0.700%, 02/26/16	4,689,871	0.1
7,550,000		PepsiCo, Inc., 0.472%, 02/26/16	7,558,230	0.1
3,740,625		Pinnacle Foods Finance LLC, 3.250%, 04/11/20	3,715,376	0.1
3,400,000		Pinnacle Foods Finance LLC, 04/29/20	3,381,582	0.1
1,500,000		Pinnacle Foods Finance LLC — TL G 1L, 04/29/20	1,489,875	0.0
3,950,000		Pinnacle Foods Finance LLC — TL H 1L, 04/29/20	3,928,603	0.1
13,600,000		Procter & Gamble Co/The, 3.100%, 08/15/23	13,477,641	0.3
1,085,000		Reynolds American, Inc., 1.050%, 10/30/15	1,086,205	0.0
5,865,000	#	SABMiller Holdings, Inc., 0.955%, 08/01/18	5,908,102	0.1
5,950,000	#	SABMiller Holdings, Inc., 2.200%, 08/01/18	5,941,890	0.1
2,585,000		Walgreen Co., 0.754%, 03/13/14	2,589,033	0.1
			164,127,384	3.3

		Energy: 2.7%
4,900,000		Concho Resources, Inc., 5.500%, 10/01/22	4,912,250	0.1
1,800,000		Concho Resources, Inc./Midland TX, 6.500%, 01/15/22	1,939,500	0.1
1,500,000		Concho Resources, Inc./Midland TX, 7.000%, 01/15/21	1,650,000	0.0
10,275,000		Concho Resources, Inc., 5.500%, 04/01/23	10,197,937	0.2
4,950,000		Energy Transfer Partners L.P., 4.900%, 02/01/24	5,042,362	0.1
3,825,000		Energy Transfer Partners L.P., 4.150%, 10/01/20	3,938,105	0.1
18,800,000		EQT Corp., 4.875%, 11/15/21	19,446,212	0.4
3,645,000		EQT Corp., 8.125%, 06/01/19	4,428,551	0.1
3,745,000		Equitable Resources, Inc., 6.500%, 04/01/18	4,248,512	0.1
1,125,000		Laredo Petroleum, Inc., 7.375%, 05/01/22	1,198,125	0.0
1,425,000		Laredo Petroleum, Inc., 9.500%, 02/15/19	1,588,875	0.0
9,864,000		MarkWest Energy Partners L.P./MarkWest Energy Finance Corp., 4.500%, 07/15/23	9,346,140	0.2
4,545,000		MarkWest Energy Partners L.P./MarkWest Energy Finance Corp., 5.500%, 02/15/23	4,579,088	0.1
1,525,000		MarkWest Energy Partners L.P./MarkWest Energy Finance Corp., 6.500%, 08/15/21	1,639,375	0.0
375,000		MarkWest Energy Partners L.P./MarkWest Energy Finance Corp., 6.750%, 11/01/20	406,875	0.0
1,800,000		MarkWest Energy Partners L.P./MarkWest Energy Finance Corp., 6.250%, 06/15/22	1,903,500	0.0
1,145,000		ONEOK Partners L.P., 2.000%, 10/01/17	1,138,036	0.0

ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
745,000		QEP Resources, Inc., 6.800%, 03/01/20	$793,425	0.0
7,175,000		Range Resources Corp., 5.000%, 03/15/23	6,923,875	0.1
2,675,000		Range Resources Corp., 5.750%, 06/01/21	2,822,125	0.1
13,425,000		Range Resources Corp., 5.000%, 08/15/22	13,055,813	0.3
1,600,000		Range Resources Corp., 6.750%, 08/01/20	1,732,000	0.0
6,150,000		Range Resources Corp., 8.000%, 05/15/19	6,634,313	0.1
2,930,000		Shell International Finance BV, 0.625%, 12/04/15	2,931,846	0.1
2,350,000		SM Energy Co., 6.500%, 01/01/23	2,408,750	0.1
5,125,000		Spectra Energy Partners L.P., 4.750%, 03/15/24	5,294,028	0.1
2,570,000		Statoil ASA, 0.554%, 05/15/18	2,569,509	0.1
6,550,000	#	Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 4.250%, 11/15/23	5,960,500	0.1
325,000	#	Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 5.250%, 05/01/23	320,125	0.0
4,063,250		Terra-Gen Finance Co., LLC, 6.500%, 06/22/17	4,058,171	0.1
1,380,000		TransCanada PipeLines Ltd., 0.750%, 01/15/16	1,373,130	0.0
			134,481,053	2.7

		Financials: 3.3%
2,775,000	#	American Honda Finance Corp., 0.365%, 11/13/14	2,778,299	0.1
2,000,000	#	American Honda Finance Corp., 0.368%, 04/08/14	2,001,380	0.0
1,860,000		American Tower Corp., 3.500%, 01/31/23	1,636,564	0.0
450,000		American Tower Corp., 4.625%, 04/01/15	470,393	0.0
3,085,000		American Tower Corp., 5.000%, 02/15/24	3,026,971	0.1
3,600,000		Caterpillar Financial Services Corp., 1.250%, 11/06/17	3,537,655	0.1
3,325,000		Caterpillar Financial Services Corp., 0.502%, 02/26/16	3,328,777	0.1
3,890,000		Caterpillar Financial Services Corp., 0.700%, 11/06/15	3,890,342	0.1
1,550,000		CBRE Services, Inc., 5.000%, 03/15/23	1,460,875	0.0
900,000		CBRE Services, Inc., 6.625%, 10/15/20	965,250	0.0
1,125,000	#	CIT Group, Inc., 5.250%, 04/01/14	1,146,094	0.0
1,600,000		CNH Capital LLC, 3.875%, 11/01/15	1,656,000	0.0
2,875,000		CNH Capital, LLC, 6.250%, 11/01/16	3,176,875	0.1
5,150,000		E*TRADE Financial Corp., 6.000%, 11/15/17	5,446,125	0.1
6,725,000		E*TRADE Financial Corp., 6.375%, 11/15/19	7,195,750	0.1
4,875,000		E*TRADE Financial Corp., 6.750%, 06/01/16	5,216,250	0.1
2,400,000		Ford Motor Credit Co., LLC, 2.500%, 01/15/16	2,448,708	0.1
4,500,000		Ford Motor Credit Co., LLC, 2.750%, 05/15/15	4,605,062	0.1
10,660,000		Ford Motor Credit Co., LLC, 3.875%, 01/15/15	11,029,454	0.2
3,100,000		Ford Motor Credit Co., LLC, 4.250%, 02/03/17	3,315,506	0.1
3,750,000		Ford Motor Credit Co., LLC, 5.000%, 05/15/18	4,118,524	0.1
4,400,000		Ford Motor Credit Co., LLC, 7.000%, 10/01/13	4,400,771	0.1
3,850,000		Ford Motor Credit Co., LLC, 6.625%, 08/15/17	4,440,979	0.1
4,400,000		Ford Motor Credit Co., LLC, 8.000%, 06/01/14	4,603,513	0.1
6,615,000		Ford Motor Credit Co. LLC, 1.516%, 05/09/16	6,709,389	0.1
4,225,000		Host Hotels & Resorts L.P., 5.875%, 06/15/19	4,563,984	0.1
86,000		Host Marriott LP, 6.750%, 06/01/16	87,249	0.0
4,880,000		International Lease Finance Corp., 2.204%, 06/15/16	4,880,000	0.1
5,125,000		Janus Capital Group, Inc., 6.700%, 06/15/17	5,732,661	0.1
9,400,000		John Deere Capital Corp., 0.339%, 01/12/15	9,405,950	0.2
8,495,000		John Deere Capital Corp., 0.343%, 10/08/14	8,502,501	0.2
3,830,000		John Deere Capital Corp., 0.750%, 01/22/16	3,829,920	0.1
2,860,000		John Deere Capital Corp., 0.700%, 09/04/15	2,864,047	0.1
5,870,000		Legg Mason, Inc., 5.500%, 05/21/19	6,402,650	0.1

ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Financials: (continued)
2,210,000		PACCAR Financial Corp., 0.384%, 05/05/15	$2,209,478	0.0
1,020,000		PACCAR Financial Corp., 0.536%, 02/08/16	1,021,588	0.0
1,850,000		PACCAR Financial Corp., 0.750%, 05/16/16	1,842,789	0.0
210,000		Regions Bank/Birmingham AL, 7.500%, 05/15/18	247,509	0.0
245,000		Synovus Financial Corp., 5.125%, 06/15/17	249,288	0.0
5,700,000		Toyota Motor Credit Corp., 0.342%, 08/22/14	5,705,620	0.1
5,500,000	L	Toyota Motor Credit Corp., 0.406%, 03/10/15	5,504,675	0.1
4,785,000		Toyota Motor Credit Corp., 0.435%, 01/23/15	4,794,178	0.1
5,945,000	#	UPCB Finance III Ltd., 6.625%, 07/01/20	6,331,425	0.1
			166,781,018	3.3

		Health Care: 1.2%
3,035,000		Baxter International, Inc., 0.950%, 06/01/16	3,043,692	0.1
5,535,000		Baxter International, Inc., 0.426%, 12/11/14	5,538,841	0.1
2,481,250		DaVita, Inc., 4.000%, 11/01/19	2,494,897	0.1
1,750,000	#	Fresenius Medical Care US Finance II, Inc., 5.625%, 07/31/19	1,833,125	0.0
1,000,000	#	Fresenius Medical Care US Finance II, Inc., 5.875%, 01/31/22	1,030,000	0.0
1,800,000		HCA, Inc. — TL B5, 2.998%, 03/31/17	1,799,518	0.0
10,945,000		Merck & Co., Inc., 0.453%, 05/18/16	10,982,508	0.2
18,400,000		Pfizer, Inc., 0.554%, 06/15/18	18,439,413	0.4
13,975,000		Pfizer, Inc., 0.900%, 01/15/17	13,920,511	0.3
1,700,000	#	Zoetis, Inc., 1.150%, 02/01/16	1,707,973	0.0
1,120,000	#	Zoetis, Inc., 1.875%, 02/01/18	1,110,085	0.0
			61,900,563	1.2

		Industrials: 1.5%
275,000		Actuant Corp., 5.625%, 06/15/22	276,375	0.0
1,300,000	#	Amsted Industries, Inc., 8.125%, 03/15/18	1,384,500	0.0
11,625,000		Burlington Northern Santa Fe LLC, 3.850%, 09/01/23	11,683,892	0.2
4,075,000		CNH Capital LLC, 3.625%, 04/15/18	4,075,000	0.1
12,842,000		Continental Airlines, Inc., 4.500%, 01/15/15	21,887,584	0.4
1,035,000		Continental Airlines, Inc., 6.250%, 04/11/20	1,066,050	0.0
2,250,000	#	Continental Airlines, Inc., 6.750%, 09/15/15	2,328,750	0.1
2,239,845		Continental Airlines, Inc., 9.000%, 07/08/16	2,559,023	0.1
1,689,946		Continental Airlines, Inc., 7.250%, 11/10/19	1,909,639	0.0
5,120,000		Continental Airlines, Inc., 4.150%, 04/11/24	5,036,800	0.1
1,430,688		Delta Air Lines, 5.300%, 04/15/19	1,530,837	0.0
1,746,276		Delta Air Lines, 7.750%, 12/17/19	2,027,863	0.0
3,825,000		Precision Castparts Corp., 0.700%, 12/20/15	3,816,141	0.1
7,875,000		United Technologies Corp., 0.760%, 06/01/15	7,930,621	0.2
5,408,187		US Airways 2010-1 Class A Pass Through Trust, 6.250%, 04/22/23	5,678,596	0.1
720,825		US Airways 2010-1 Class B Pass Through Trust, 8.500%, 04/22/17	756,866	0.0
1,950,000		Xylem, Inc./NY, 3.550%, 09/20/16	2,045,696	0.1
850,000		Xylem, Inc./NY, 4.875%, 10/01/21	895,300	0.0
			76,889,533	1.5

		Information Technology: 1.1%
7,750,000		Amazon.com, Inc., 0.650%, 11/27/15	7,742,444	0.2
16,395,000		Apple, Inc., 0.316%, 05/03/16	16,401,624	0.3
6,500,000		Apple, Inc., 0.516%, 05/03/18	6,481,013	0.1
6,400,000		Cequel Communications LLC — TL B, 3.500%, 02/14/19	6,404,499	0.1
4,563,563		Charter Communications Operating LLC, 3.000%, 03/08/20	4,525,772	0.1
1,700,000	#	NXP BV/NXP Funding LLC, 3.750%, 06/01/18	1,666,000	0.1
5,300,000	#	NXP BV/NXP Funding LLC, 5.750%, 02/15/21	5,406,000	0.1
4,750,000	#	NXP BV/NXP Funding LLC, 5.750%, 03/15/23	4,714,375	0.1
			53,341,727	1.1

		Materials: 0.2%
4,500,000		Ball Corp., 7.375%, 09/01/19	4,893,750	0.1

ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Materials: (continued)
EUR 3,000,000		Rexam PLC, 6.750%, 06/29/67	$4,241,186	0.1
			9,134,936	0.2

		Telecommunication Services: 4.3%
3,695,000		British Telecommunications PLC, 1.378%, 12/20/13	3,703,244	0.1
1,250,000		Crown Castle International Corp., 5.250%, 01/15/23	1,156,250	0.0
8,440,000		Crown Castle International Corp., 7.125%, 11/01/19	9,094,100	0.2
41,168,616		Crown Castle Operating Co. — TL B 1L, 3.250%, 01/31/19	40,863,516	0.8
46,647,500		Intelsat Jackson Holdings SA, 4.250%, 04/02/18	46,841,880	0.9
1,425,000	#	Intelsat Jackson Holdings SA, 5.500%, 08/01/23	1,339,500	0.0
1,550,000		Intelsat Jackson Holdings SA, 7.250%, 10/15/20	1,662,375	0.0
1,525,000		Intelsat Jackson Holdings SA, 7.250%, 04/01/19	1,639,375	0.0
1,800,000		Intelsat Jackson Holdings SA, 7.500%, 04/01/21	1,953,000	0.1
1,825,000		Intelsat Jackson Holdings SA, 8.500%, 11/01/19	1,993,812	0.1
CHF 383,333	#	Matterhorn Mobile SA, 5.393%, 05/15/19	432,355	0.0
CHF 1,520,000	#	Matterhorn Mobile SA, 6.750%, 05/15/19	1,806,856	0.1
1,575,000		SBA Communications Corp., 5.625%, 10/01/19	1,555,312	0.0
407,000		SBA Communications Corp., 8.250%, 08/15/19	441,595	0.0
1,750,000		SBA Telecommunications, Inc., 5.750%, 07/15/20	1,745,625	0.0
775,000		Sprint Capital Corp., 6.900%, 05/01/19	800,188	0.0
15,870,000	#	Sprint Nextel Corp., 9.000%, 11/15/18	18,647,250	0.4
1,060,000		Sprint Nextel Corp., 11.500%, 11/15/21	1,367,400	0.0
9,710,194		Telesat Canada, 3.500%, 03/28/19	9,685,802	0.2
CAD 1,730,625		Telesat Canada, 4.400%, 03/28/17	1,675,937	0.0
CAD 7,980,000		Telesat Canada, 4.430%, 03/28/19	7,737,513	0.2
1,825,000	#	Telesat Canada / Telesat, LLC, 6.000%, 05/15/17	1,904,844	0.1
25,125,000		UPC Financing Partnership, 3.250%, 06/30/21	25,015,078	0.5
1,025,000	#	UPC Holding BV, 9.875%, 04/15/18	1,117,250	0.0
9,335,000	#	UPCB Finance V Ltd., 7.250%, 11/15/21	10,221,825	0.2
8,700,000	#	UPCB Finance VI Ltd., 6.875%, 01/15/22	9,265,500	0.2
9,400,000	#	Verizon Communications, Inc., 0.459%, 03/06/15	9,377,214	0.2
			213,044,596	4.3

		Utilities: 0.4%
2,834,000	#	Calpine Corp., 7.500%, 02/15/21	3,025,295	0.1
2,080,000		CMS Energy Corp., 6.550%, 07/17/17	2,403,026	0.0
970,000		CMS Energy Corp., 8.750%, 06/15/19	1,247,825	0.0
3,725,000		Florida Power Corp., 0.650%, 11/15/15	3,724,553	0.1
2,200,000		NSTAR Electric Co., 0.503%, 05/17/16	2,194,623	0.0
2,440,000		Otter Tail Corp., 9.000%, 12/15/16	2,843,210	0.1
4,460,000		Xcel Energy, Inc., 0.750%, 05/09/16	4,432,486	0.1
			19,871,018	0.4

		Total Corporate Bonds/Notes (Cost $1,148,062,199)	1,167,508,499	23.3

COLLATERALIZED MORTGAGE OBLIGATIONS: 0.4%
19,520,000		Ally Master Owner Trust, 0.882%, 06/15/17	19,628,375	0.4

		Total Collateralized Mortgage Obligations (Cost $19,520,000)	19,628,375	0.4

FOREIGN GOVERNMENT BONDS: 0.2%
10,634,000		KFW, 0.500%, 04/19/16	10,617,773	0.2

		Total Foreign Government Bonds (Cost $10,599,865)	10,617,773	0.2

ASSET-BACKED SECURITIES: 0.2%
		Automobile Asset-Backed Securities: 0.2%
4,885,000		Ford Credit Auto Owner Trust, 0.580%, 12/15/16	4,891,077	0.1

ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets

ASSET-BACKED SECURITIES: (continued)
	Automobile Asset-Backed Securities: (continued)
4,755,000	Honda Auto Receivables Owner Trust, 0.560%, 05/15/16	$4,758,174	0.1

	Total Asset-Backed Securities (Cost $9,639,607)	9,649,251	0.2

U.S. TREASURY OBLIGATIONS: 2.1%
	U.S. Treasury Notes: 2.1%
108,375,000	2.500%, due 08/15/23	107,333,625	2.1

	Total U.S. Treasury Obligations (Cost $104,443,088)	107,333,625	2.1

U.S. GOVERNMENT AGENCY OBLIGATIONS: 3.4%
	Federal Home Loan Mortgage Corporation: 1.0%##
7,629,452	0.562%, due 07/15/42	7,630,757	0.2
12,449,482	0.632%, due 08/15/42	12,428,474	0.2
3,215,089	0.632%, due 08/15/42	3,241,844	0.1
7,373,911	0.682%, due 06/15/42	7,373,579	0.1
4,831,026	0.682%, due 06/15/42	4,832,559	0.1
4,041,106	0.682%, due 07/15/42	4,040,883	0.1
5,945,060	0.682%, due 07/15/42	5,944,736	0.1
4,043,599	0.682%, due 07/15/42	4,043,300	0.1
2,450,384	0.682%, due 08/15/42	2,450,195	0.0
		51,986,327	1.0

	Federal National Mortgage Association: 2.4%##
1,681,180	0.559%, due 09/25/42	1,681,394	0.0
6,141,726	0.579%, due 04/25/39	6,143,252	0.1
11,932,542	0.579%, due 08/25/39	11,935,197	0.3
4,001,328	0.579%, due 07/25/42	4,011,724	0.1
6,363,026	0.579%, due 09/25/42	6,341,748	0.1
16,839,517	0.579%, due 10/25/42	16,783,172	0.3
11,827,088	0.579%, due 10/25/42	11,813,185	0.2
6,888,474	0.579%, due 10/25/42	6,866,475	0.2
4,903,541	0.629%, due 07/25/42	4,904,466	0.1
6,164,628	0.629%, due 08/25/42	6,154,521	0.1
6,842,752	0.629%, due 09/25/42	6,831,461	0.1
10,881,948	0.629%, due 09/25/42	10,928,609	0.2
1,957,023	0.629%, due 09/25/42	1,953,904	0.1
11,953,279	0.629%, due 09/25/42	11,933,198	0.3
5,572,462	0.679%, due 08/25/42	5,571,999	0.1
3,934,496	0.729%, due 03/25/42	3,946,528	0.1
		117,800,833	2.4

	Total U.S. Government Agency Obligations (Cost $170,239,598)	169,787,160	3.4

	Total Long-Term Investments (Cost $3,942,557,392)	4,615,036,907	92.1

SHORT-TERM INVESTMENTS: 7.6%
	Securities Lending Collateralcc(1): 0.1%
1,076,969	Citigroup, Inc., Repurchase Agreement dated 09/30/13, 0.07%, due 10/01/13 (Repurchase Amount $1,076,971, collateralized by various U.S. Government Agency Obligations, 0.000%–4.875%, Market Value plus accrued interest $1,098,512, due 07/28/14–07/18/33)	1,076,969	0.1
1,076,969	Merrill Lynch & Co., Inc., Repurchase Agreement dated 09/30/13, 0.08%, due 10/01/13 (Repurchase Amount $1,076,971, collateralized by various U.S. Government Agency Obligations, 1.359%–7.000%, Market Value plus accrued interest $1,098,508, due 02/01/16–05/01/46)	1,076,969	0.0
1,076,969	Mizuho Securities USA Inc., Repurchase Agreement dated 09/30/13, 0.13%, due 10/01/13 (Repurchase Amount $1,076,973, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%–9.500%, Market Value plus accrued interest $1,098,508, due 01/02/14–09/01/45)	1,076,969	0.0
1,076,969	Morgan Stanley, Repurchase Agreement dated 09/30/13, 0.06%, due 10/01/13 (Repurchase Amount $1,076,971, collateralized by various U.S. Government Agency Obligations, 0.000%–8.500%, Market Value plus accrued interest $1,098,509, due 11/20/13–11/01/47)	1,076,969	0.0

ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc(1): (continued)
226,720	UBS Warburg LLC, Repurchase Agreement dated 09/30/13, 0.04%, due 10/01/13 (Repurchase Amount $226,720, collateralized by various U.S. Government Securities, 0.000%–11.250%, Market Value plus accrued interest $231,255, due 10/15/13–02/15/43)	$226,720	0.0
		4,534,596	0.1

Shares		Value	Percentage of Net Assets
	Affiliated Investment Companies: 7.5%
373,893,768	T. Rowe Price Reserve Investment Fund, 0.030%†† (Cost $373,893,768)	373,893,768	7.5

	Total Short-Term Investments (Cost $378,428,364)	378,428,364	7.6

	Total Investments in Securities (Cost $4,320,985,756)	$4,993,465,271	99.7
	Assets in Excess of Other Liabilities	15,463,818	0.3
	Net Assets	$5,008,929,089	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

††	Rate shown is the 7-day yield as of September 30, 2013.

#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

##	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

@	Non-income producing security

P	Preferred Stock may be called prior to convertible date.

cc	Securities purchased with cash collateral for securities loaned.

L	Loaned security, a portion or all of the security is on loan at September 30, 2013.

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

CAD	Canadian Dollar

CHF	Swiss Franc

EUR	EU Euro

Cost for federal income tax purposes is $4,321,637,629.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$682,936,836
Gross Unrealized Depreciation	(11,109,194)
Net Unrealized Appreciation	$671,827,642

ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2013
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$391,226,414	$—	$—	$391,226,414
Consumer Staples	345,261,089	79,536,714	—	424,797,803
Energy	110,133,441	—	—	110,133,441
Financials	618,719,629	—	—	618,719,629
Health Care	480,572,687	—	—	480,572,687
Industrials	445,682,129	—	—	445,682,129
Information Technology	411,112,380	—	—	411,112,380
Telecommunication Services	52,508,570	—	—	52,508,570
Utilities	179,234,444	—	—	179,234,444
Total Common Stock	3,034,450,783	79,536,714	—	3,113,987,497
Preferred Stock	9,837,040	6,687,687	—	16,524,727
Corporate Bonds/Notes	—	1,167,508,499	—	1,167,508,499
Collateralized Mortgage Obligations	—	19,628,375	—	19,628,375
Short-Term Investments	373,893,768	4,534,596	—	378,428,364
U.S. Treasury Obligations	—	107,333,625	—	107,333,625
Foreign Government Bonds	—	10,617,773	—	10,617,773
U.S. Government Agency Obligations	—	169,787,160	—	169,787,160
Asset-Backed Securities	—	9,649,251	—	9,649,251
Total Investments, at fair value	$3,418,181,591	$1,575,283,680	$—	$4,993,465,271
Liabilities Table
Other Financial Instruments+
Written Options	$(5,989,471)	$(10,759,139)	$—	$(16,748,610)
Total Liabilities	$(5,989,471)	$(10,759,139)	$—	$(16,748,610)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2013, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/12	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 9/30/13	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
T. Rowe Price Reserve Investment Fund	$618,022,599	$903,987,511	$(1,148,116,342)	$—	$373,893,768	$299,197	$—	$—
	$618,022,599	$903,987,511	$(1,148,116,342)	$—	$373,893,768	$299,197	$—	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

ING T. Rowe Price Capital Appreciation Portfolio Written Options Open on September 30, 2013:

Exchange-Traded Options

Description	Exercise Price	Expiration Date	# of Contracts	Premiums Received	Value
Accenture PLC	80.00	01/18/14	620	$206,841	$(60,140)
Accenture PLC	82.50	01/18/14	873	241,944	(48,015)
Accenture PLC	85.00	01/18/14	254	64,077	(6,985)
International Business Machines Corp.	230.00	01/18/14	1,764	735,847	(17,640)
JPMorgan Chase & Co.	45.00	01/18/14	2,070	540,258	(1,486,260)
JPMorgan Chase & Co.	55.00	01/18/14	3,456	394,857	(328,320)
Philip Morris International, Inc.	95.00	01/18/14	495	144,537	(25,740)
Philip Morris International, Inc.	97.50	01/18/14	495	107,908	(14,850)
Procter & Gamble Co.	75.00	01/18/14	2,668	276,324	(765,716)
Procter & Gamble Co.	85.00	01/17/15	1,289	311,945	(278,424)
The Walt Disney Co.	70.00	01/18/14	2,097	433,126	(186,633)
United Technologies Corp.	105.00	01/18/14	1,080	304,165	(648,000)
US Bancorp.	35.00	01/18/14	4,731	586,990	(1,078,668)
US Bancorp.	37.00	01/18/14	8,245	575,145	(906,950)
Williams Companies, Inc.	40.00	01/18/14	1,907	165,905	(133,490)
Zoetis, Inc.	35.00	10/19/13	728	156,500	(3,640)
				$5,246,369	$(5,989,471)

ING T. Rowe Price Capital Appreciation Portfolio Written OTC Options on September 30, 2013:

Number of Contracts	Counterparty	Description	Exercise Price	Expiration Date	Premiums Received	Fair Value
Options on Securities
547	JPMorgan Chase & Co.	Apache Corp.	90.000 USD	01/18/14	$225,211	$(131,280)
1,090	JPMorgan Chase & Co.	Consolidated Edison, Inc.	60.000 USD	01/18/14	43,600	(28,340)
1,091	JPMorgan Chase & Co.	Consolidated Edison, Inc.	60.000 USD	01/18/15	171,287	(163,650)
1,775	Merrill Lynch and Co., Inc.	Danaher Corp.	70.000 USD	01/18/14	503,025	(426,000)
1,775	Merrill Lynch and Co., Inc.	Danaher Corp.	72.500 USD	01/18/14	321,133	(239,625)
133	Merrill Lynch and Co., Inc.	Google Inc.	850.000 USD	01/18/14	401,261	(734,160)
279	Morgan Stanley	International Business Machines Corp.	200.000 USD	01/18/14	279,000	(54,684)
279	Morgan Stanley	International Business Machines Corp.	210.000 USD	01/18/14	167,740	(21,204)
393	Morgan Stanley	Kohl’s Corp.	47.000 USD	01/18/14	136,764	(220,080)
295	Morgan Stanley	Kohl’s Corp.	50.000 USD	01/18/14	66,965	(103,250)
1,173	JPMorgan Chase & Co.	Lowe’s Companies Inc.	42.000 USD	10/19/13	221,138	(668,610)
2,346	JPMorgan Chase & Co.	Lowe’s Companies Inc.	45.000 USD	01/18/14	336,723	(950,130)
586	JPMorgan Chase & Co.	Lowe’s Companies Inc.	46.000 USD	01/18/14	68,432	(195,138)
1,066	Citigroup, Inc.	NRG Energy, Inc.	25.000 USD	01/18/14	186,539	(330,460)
1,066	Citigroup, Inc.	NRG Energy, Inc.	27.000 USD	01/18/14	122,462	(207,870)
2,167	Citigroup, Inc.	PepsiCo, Inc.	75.000 USD	01/18/14	352,337	(1,246,025)
1,851	Citigroup, Inc.	PepsiCo, Inc.	77.500 USD	01/18/14	196,041	(744,102)
5,863	Merrill Lynch and Co., Inc.	Pfizer, Inc.	27.000 USD	01/18/14	720,838	(1,201,915)
1,478	Merrill Lynch and Co., Inc.	Philip Morris International, Inc.	100.000 USD	01/18/14	365,708	(25,126)
498	Merrill Lynch and Co., Inc.	Philip Morris International, Inc.	105.000 USD	01/18/14	57,912	(2,490)
950	Merrill Lynch and Co., Inc.	Philip Morris International, Inc.	97.500 USD	01/18/14	320,150	(28,500)
1,270	Merrill Lynch and Co., Inc.	The Walt Disney Co.	55.000 USD	01/18/14	396,855	(1,282,700)
1,270	Merrill Lynch and Co., Inc.	The Walt Disney Co.	57.500 USD	01/18/14	271,147	(979,170)
874	Merrill Lynch and Co., Inc.	UnitedHealth Group Inc.	65.000 USD	01/18/14	160,926	(664,240)
1,577	Merrill Lynch and Co., Inc.	Williams Companies, Inc.	40.000 USD	01/18/14	292,076	(110,390)
			Total Written OTC Options		$6,385,270	$(10,759,139)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2013 was as follows:

Derivatives not accounted for as hedging instruments
Liability Derivatives	Instrument Type	Fair Value
Equity contracts	Written options	$10,759,139
Total Liability Derivatives		$10,759,139

ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at September 30, 2013:

Liabilities:	Citigroup, Inc.	JPMorgan Chase & Co.	Merrill Lynch and Co., Inc.	Morgan Stanley	Totals
Written options	$2,528,457	$2,137,148	$5,694,316	$399,218	$10,759,139
Total Liabilities	$2,528,457	$2,137,148	$5,694,316	$399,218	$10,759,139

Net OTC derivative instruments by counterparty, at fair value	$(2,528,457)	$(2,137,148)	$(5,694,316)	$(399,218)	(10,759,139)
Total collateral pledged by Portfolio/(Received from counterparty)	$—	$—	$—	$—	$—
Net Exposure(1)	$(2,528,457)	$(2,137,148)	$(5,694,316)	$(399,218)	$(10,759,139)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

ING T. ROWE PRICE EQUITY INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 93.6%
		Consumer Discretionary: 10.6%
430,200		Cablevision Systems Corp.	$7,244,568	0.5
348,100		Carnival Corp.	11,361,984	0.7
189,600		Comcast Corp. — Class A	8,560,440	0.5
577,000		Ford Motor Co.	9,733,990	0.6
113,800		Genuine Parts Co.	9,205,282	0.6
247,100		Johnson Controls, Inc.	10,254,650	0.6
337,100		Kohl’s Corp.	17,444,925	1.1
214,700		Macy’s, Inc.	9,290,069	0.6
122,375	@	The Madison Square Garden, Inc.	7,106,316	0.4
381,000		Mattel, Inc.	15,948,660	1.0
205,900		McGraw-Hill Cos., Inc.	13,504,981	0.9
67,600	@	Murphy USA, Inc.	2,730,364	0.2
395,100	@	New York Times Co.	4,966,407	0.3
771,000		Staples, Inc.	11,295,150	0.7
11,300		Tiffany & Co.	865,806	0.1
289,266		Time Warner, Inc.	19,036,596	1.2
128,500		Walt Disney Co.	8,286,965	0.5
11,500		Whirlpool Corp.	1,684,060	0.1
			168,521,213	10.6

		Consumer Staples: 4.9%
431,700		Archer-Daniels-Midland Co.	15,903,828	1.0
589,600		Avon Products, Inc.	12,145,760	0.8
342,200		Campbell Soup Co.	13,930,962	0.9
186,800		Clorox Co.	15,265,296	0.9
95,400		McCormick & Co., Inc.	6,172,380	0.4
175,600		PepsiCo, Inc.	13,960,200	0.9
			77,378,426	4.9

		Energy: 14.9%
183,400		Anadarko Petroleum Corp.	17,054,366	1.1
346,600		Apache Corp.	29,509,524	1.9
189,824		BP PLC ADR	7,978,303	0.5
309,690		Chevron Corp.	37,627,335	2.4
96,100		ConocoPhillips	6,679,911	0.4
320,300		Consol Energy, Inc.	10,778,095	0.7
160,000		Diamond Offshore Drilling	9,971,200	0.6
116,129		ENI S.p.A.	2,669,595	0.2
321,024		ExxonMobil Corp.	27,620,905	1.7
230,700		Hess Corp.	17,842,338	1.1
270,400		Murphy Oil Corp.	16,310,528	1.0
664,600		Petroleo Brasileiro SA ADR	10,294,654	0.6
335,700		Royal Dutch Shell PLC — Class A ADR	22,048,776	1.4
189,000		Schlumberger Ltd.	16,700,040	1.1
318,000		Talisman Energy, Inc.	3,657,000	0.2
			236,742,570	14.9

		Financials: 18.9%
346,100		Allstate Corp.	17,495,355	1.1
250,300		American Express Co.	18,902,656	1.2
1,511,519		Bank of America Corp.	20,858,962	1.3
15,300		Bank of New York Mellon Corp.	461,907	0.0
161,700		Capital One Financial Corp.	11,115,258	0.7
85,200		Chubb Corp.	7,604,952	0.5
795,344		JPMorgan Chase & Co.	41,111,332	2.6
364,700		Legg Mason, Inc.	12,195,568	0.8
248,177		Lincoln National Corp.	10,420,952	0.6
115,400		Loews Corp.	5,393,796	0.3
439,700		Marsh & McLennan Cos., Inc.	19,148,935	1.2
259,500		Northern Trust Corp.	14,114,205	0.9
288,500		PNC Financial Services Group, Inc.	20,901,825	1.3
635,200		Regions Financial Corp.	5,881,952	0.4
191,300		Sun Life Financial, Inc.	6,115,861	0.4
442,500		SunTrust Bank	14,345,850	0.9
706,400		US Bancorp.	25,840,112	1.6
768,600		Wells Fargo & Co.	31,758,552	2.0
380,151		Weyerhaeuser Co.	10,883,723	0.7
145,400	@	Willis Group Holdings PLC	6,300,182	0.4
			300,851,935	18.9

		Health Care: 6.3%
130,900		Agilent Technologies, Inc.	6,708,625	0.4
338,200		Bristol-Myers Squibb Co.	15,651,896	1.0
101,244		GlaxoSmithKline PLC	2,545,566	0.2
145,400	@	Hospira, Inc.	5,702,588	0.4
267,300		Johnson & Johnson	23,172,237	1.4
382,200		Merck & Co., Inc.	18,196,542	1.1
708,776		Pfizer, Inc.	20,348,959	1.3
128,000		Quest Diagnostics	7,909,120	0.5
			100,235,533	6.3

		Industrials: 14.7%
142,600		3M Co.	17,027,866	1.1
154,300		Boeing Co.	18,130,250	1.1
128,181	@	Eaton Corp. PLC	8,823,980	0.6
293,400		Emerson Electric Co.	18,982,980	1.2
1,805,600		General Electric Co.	43,135,784	2.7
240,300		Honeywell International, Inc.	19,954,512	1.3
287,700		Illinois Tool Works, Inc.	21,942,879	1.4
156,400		Joy Global, Inc.	7,982,656	0.5
47,800		Lockheed Martin Corp.	6,096,890	0.4
423,400		Masco Corp.	9,009,952	0.6
230,700		Norfolk Southern Corp.	17,844,645	1.1
439,700	@	United Continental Holdings, Inc.	13,503,187	0.8
180,700		United Parcel Service, Inc. — Class B	16,510,559	1.0
227,300	@,L	USG Corp.	6,496,234	0.4
287,700		Xylem, Inc.	8,035,461	0.5
			233,477,835	14.7

ING T. ROWE PRICE EQUITY INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Information Technology: 9.6%
240,600		Analog Devices, Inc.	$11,320,230	0.7
37,600		Apple, Inc.	17,925,800	1.1
726,000		Applied Materials, Inc.	12,734,040	0.8
144,200		CA, Inc.	4,278,414	0.3
609,200		Cisco Systems, Inc.	14,267,464	0.9
212,100		Computer Sciences Corp.	10,974,054	0.7
864,900		Corning, Inc.	12,618,891	0.8
951,900	@	Dell, Inc.	13,107,663	0.8
247,800		Harris Corp.	14,694,540	0.9
557,500		Microsoft Corp.	18,570,325	1.2
803,900	@	Nokia OYJ ADR	5,233,389	0.3
276,000		Texas Instruments, Inc.	11,114,520	0.7
349,000		Western Union Co.	6,512,340	0.4
			153,351,670	9.6

		Materials: 4.9%
123,700	L	Cliffs Natural Resources, Inc.	2,535,850	0.2
151,900		EI Du Pont de Nemours & Co.	8,895,264	0.6
463,893		International Paper Co.	20,782,406	1.3
231,600		MeadWestvaco Corp.	8,888,808	0.5
199,800		Newmont Mining Corp.	5,614,380	0.3
291,000		Nucor Corp.	14,264,820	0.9
187,900		Potash Corp. of Saskatchewan	5,877,512	0.4
205,900		Vulcan Materials Co.	10,667,679	0.7
			77,526,719	4.9

		Telecommunication Services: 3.5%
684,703		AT&T, Inc.	23,156,655	1.5
240,510		CenturyTel, Inc.	7,547,204	0.5
315,596	@	Telefonica S.A.	4,906,292	0.3
291,350		Verizon Communications, Inc.	13,594,391	0.8
1,821,619	@	Vodafone Group PLC	6,393,600	0.4
			55,598,142	3.5

		Utilities: 5.3%
424,700		AES Corp.	5,644,263	0.3
270,072		Duke Energy Corp.	18,035,408	1.1
224,300		Entergy Corp.	14,173,517	0.9
410,800		Exelon Corp.	12,176,112	0.8
213,800		FirstEnergy Corp.	7,793,010	0.5
563,100		NiSource, Inc.	17,394,159	1.1
335,500		Xcel Energy, Inc.	9,263,155	0.6
			84,479,624	5.3

		Total Common Stock (Cost $1,115,090,714)	1,488,163,667	93.6

PREFERRED STOCK: 0.7%
		Consumer Discretionary: 0.6%
203,050		General Motors Co.	10,182,958	0.6

		Financials: 0.1%
15,050		Weyerhaeuser Co.	797,349	0.1

		Total Preferred Stock (Cost $10,938,035)	10,980,307	0.7

		Total Long-Term Investments (Cost $1,126,028,749)	1,499,143,974	94.3

Principal Amount†			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 6.0%
		Securities Lending Collateralcc(1): 0.2%
962,543		Barclays Bank PLC, Repurchase Agreement dated 09/30/13, 0.06%, due 10/01/13 (Repurchase Amount $962,545, collateralized by various U.S. Government Securities, 0.000%–4.250%, Market Value plus accrued interest $981,794, due 10/15/13–11/15/41)	962,543	0.0
1,000,000		Citigroup, Inc., Repurchase Agreement dated 09/30/13, 0.10%, due 10/01/13 (Repurchase Amount $1,000,003, collateralized by various U.S. Government Agency Obligations, 0.000%–7.000%, Market Value plus accrued interest $1,020,000, due 06/01/14–09/15/49)	1,000,000	0.1
1,000,000		Morgan Stanley, Repurchase Agreement dated 09/30/13, 0.06%, due 10/01/13 (Repurchase Amount $1,000,002, collateralized by various U.S. Government Agency Obligations, 0.000%–8.500%, Market Value plus accrued interest $1,020,000, due 11/20/13–11/01/47)	1,000,000	0.1
			2,962,543	0.2

ING T. ROWE PRICE EQUITY INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
	Affiliated Investment Companies: 5.8%
91,750,875	T. Rowe Price Reserve Investment Fund, 0.030%†† (Cost $91,750,875)	$91,750,875	5.8

	Total Short-Term Investments (Cost $94,713,418)	94,713,418	6.0

	Total Investments in Securities (Cost $1,220,742,167)	$1,593,857,392	100.3
	Liabilities in Excess of Other Assets	(4,210,634)	(0.3)
	Net Assets	$1,589,646,758	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

††	Rate shown is the 7-day yield as of September 30, 2013.

@	Non-income producing security

ADR	American Depositary Receipt

cc	Securities purchased with cash collateral for securities loaned.

L	Loaned security, a portion or all of the security is on loan at September 30, 2013.

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $1,234,699,052.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$409,079,508
Gross Unrealized Depreciation	(49,921,168)
Net Unrealized Appreciation	$359,158,340

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2013
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$168,521,213	$—	$—	$168,521,213
Consumer Staples	77,378,426	—	—	77,378,426
Energy	234,072,975	2,669,595	—	236,742,570
Financials	300,851,935	—	—	300,851,935
Health Care	97,689,967	2,545,566	—	100,235,533
Industrials	233,477,835	—	—	233,477,835
Information Technology	153,351,670	—	—	153,351,670
Materials	77,526,719	—	—	77,526,719
Telecommunication Services	44,298,250	11,299,892	—	55,598,142
Utilities	84,479,624	—	—	84,479,624
Total Common Stock	1,471,648,614	16,515,053	—	1,488,163,667
Preferred Stock	10,980,307	—	—	10,980,307

ING T. ROWE PRICE EQUITY INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2013
Short-Term Investments	$91,750,875	$2,962,543	$—	$94,713,418
Total Investments, at fair value	$1,574,379,796	$19,477,596	$—	$1,593,857,392

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2013, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/12	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 9/30/13	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
T. Rowe Price Reserve Investment Fund	$58,480,714	$192,091,892	$(158,821,731)	$—	$91,750,875	$41,806	$—	$—
	$58,480,714	$192,091,892	$(158,821,731)	$—	$91,750,875	$41,806	$—	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 96.6%
		Australia: 3.5%
193,535		Amcor Ltd.	$1,888,236	0.8
21,630		CSL Ltd.	1,291,048	0.6
38,852		Macquarie Group Ltd.	1,740,613	0.7
84,769		Orica Ltd.	1,588,260	0.7
117,908		Santos Ltd.	1,661,530	0.7
			8,169,687	3.5

		Brazil: 4.0%
269,700		BR Malls Participacoes S.A.	2,460,558	1.1
180,850		Itau Unibanco Holding S.A.	2,560,607	1.1
49,600		Lojas Renner SA	1,430,507	0.6
124,500		Petroleo Brasileiro SA ADR	2,082,885	0.9
94,600		Raia Drogasil SA	768,734	0.3
			9,303,291	4.0

		Canada: 3.3%
211,700	L	Eldorado Gold Corp.	1,428,392	0.6
22,000		Lululemon Athletica, Inc.	1,607,980	0.7
43,700		Tim Hortons, Inc.	2,534,477	1.1
19,300		Valeant Pharmaceuticals International, Inc.	2,012,349	0.9
			7,583,198	3.3

		China: 5.8%
19,400		Baidu.com ADR	3,010,492	1.3
174,000		Beijing Enterprises Holdings Ltd.	1,258,124	0.5
586,000		Belle International Holdings	852,021	0.4
456,000		China Merchants Holdings International Co., Ltd.	1,660,911	0.7
254,000		China Overseas Land & Investment Ltd.	751,216	0.3
1,140,500		Parkson Retail Group Ltd.	479,560	0.2
13,300		Sina Corp.	1,079,561	0.5
526,000		Sun Art Retail Group Ltd.	754,824	0.3
28,400		Tencent Holdings Ltd.	1,493,516	0.7
953,000		Want Want China Holdings Ltd.	1,449,206	0.6
28,230	@	Youku.com, Inc. ADR	773,502	0.3
			13,562,933	5.8

		Denmark: 0.8%
18,140		Carlsberg A/S	1,869,561	0.8

		France: 4.3%
120,307		AXA S.A.	2,792,185	1.2
48,253		Edenred	1,567,672	0.7
70,066		Eutelsat Communications	2,214,497	0.9
13,659		Pernod-Ricard S.A.	1,696,117	0.7
20,923		Schneider Electric S.A.	1,770,456	0.8
			10,040,927	4.3

		Germany: 3.3%
19,935		Bayer AG	2,350,952	1.0
9,891		Brenntag AG	1,646,610	0.7
16,280		Fresenius AG	2,022,281	0.9
21,968		SAP AG	1,624,645	0.7
			7,644,488	3.3

		Hong Kong: 4.0%
675,600		AIA Group Ltd.	3,179,083	1.4
577,000		Hang Lung Properties Ltd.	1,964,727	0.8
40,800		Jardine Matheson Holdings Ltd.	2,240,782	0.9
471,000		Kerry Properties Ltd.	2,011,811	0.9
			9,396,403	4.0

		India: 3.0%
107,116	@	Axis Bank Ltd. GDR	1,690,581	0.7
356,549		Bharti Airtel Ltd.	1,815,777	0.8
155,126		Housing Development Finance Corp.	1,894,981	0.8
12,038		Infosys Ltd.	578,544	0.3
212,301		Adani Ports and Special Economic Zone	468,599	0.2
348,382		Power Grid Corp. of India Ltd.	545,735	0.2
			6,994,217	3.0

		Indonesia: 0.6%
5,557,500		Sarana Menara Nusantara Tbk PT	1,331,784	0.6

		Japan: 13.0%
4,100		AEON Financial Service Co., Ltd.	129,146	0.1
77,000		Air Water, Inc.	1,137,991	0.5
30,000		Bridgestone Corp.	1,099,454	0.5
59,000		FamilyMart Co., Ltd.	2,555,498	1.1
39,500		Honda Motor Co., Ltd.	1,509,801	0.6
148,400		Inpex Holdings, Inc.	1,753,880	0.8
89,300		Japan Tobacco, Inc.	3,219,245	1.4
13,000		Koito Manufacturing Co., Ltd.	247,909	0.1
69,000		Mitsubishi Estate Co., Ltd.	2,044,865	0.9
55,900		Nabtesco Corp.	1,366,202	0.6
49,500		Nippon Telegraph & Telephone Corp.	2,576,508	1.1
217,100		Nissan Motor Co., Ltd.	2,191,132	0.9
77,900		Olympus Corp.	2,379,551	1.0
41,200		Softbank Corp.	2,861,237	1.2
109,300		Sony Financial Holdings, Inc.	2,008,084	0.9
175,900		Sumitomo Corp.	2,377,408	1.0
143,700		Yahoo! Japan Corp.	817,620	0.3
			30,275,531	13.0

ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Malaysia: 0.7%
1,885,100		Astro Malaysia Holdings Bhd	$1,688,815	0.7

		Mexico: 0.4%
151,400		Grupo Financiero Banorte	943,366	0.4

		Netherlands: 2.7%
21,540		ASML Holding NV	2,127,615	0.9
11,330		European Aeronautic Defence and Space Co. NV	721,973	0.3
36,800		NXP Semiconductor NV	1,369,328	0.6
57,159		Royal Dutch Shell PLC — Class B	1,972,157	0.9
			6,191,073	2.7

		Norway: 0.5%
59,405		Subsea 7 SA	1,234,877	0.5

		Russia: 0.8%
164,221		Sberbank of Russia ADR	1,978,863	0.8

		South Africa: 0.7%
221,086		Woolworths Holdings Ltd./South Africa	1,634,648	0.7

		South Korea: 2.2%
6,045		Hyundai Mobis	1,608,100	0.7
2,703		LG Household & Health Care Ltd.	1,371,926	0.6
1,340		NHN Corp.	694,120	0.3
1,048		Samsung Electronics Co., Ltd.	1,333,049	0.6
			5,007,195	2.2

		Spain: 1.1%
234,023		Banco Bilbao Vizcaya Argentaria S.A.	2,616,942	1.1

		Sweden: 3.3%
37,838		Assa Abloy AB	1,738,733	0.8
76,588	L	Elekta AB	1,234,881	0.5
47,510		Hexagon AB	1,432,207	0.6
81,118		Svenska Cellulosa AB SCA	2,044,114	0.9
26,061		Svenska Handelsbanken AB	1,115,010	0.5
			7,564,945	3.3

		Switzerland: 10.2%
62,744		ABB Ltd.	1,481,969	0.6
30,316		Compagnie Financiere Richemont SA	3,037,537	1.3
131,309		Credit Suisse Group	4,015,682	1.7
10,258	@	Dufry Group	1,543,819	0.7
29,718		Holcim Ltd.	2,215,706	1.0
36,241		Julius Baer Group Ltd.	1,692,213	0.7
1,436		Kuehne & Nagel International AG	188,352	0.1
41,357		Nestle S.A.	2,883,994	1.2
550		SGS S.A.	1,314,452	0.6
22,551		Sonova Holding AG — Reg	2,806,334	1.2
5,969		Syngenta AG	2,439,572	1.1
			23,619,630	10.2

		Taiwan: 1.8%
531,000		Quanta Computer, Inc.	1,151,616	0.5
870,000		Taiwan Semiconductor Manufacturing Co., Ltd.	2,962,471	1.3
			4,114,087	1.8

		Thailand: 0.3%
617,800		CP ALL PCL	696,747	0.3

		Turkey: 0.6%
1		BIM Birlesik Magazalar AS	21	0.0
354,733		Turkiye Garanti Bankasi A/S	1,399,350	0.6
			1,399,371	0.6

		United Arab Emirates: 0.8%
120,653		DP World Ltd.	1,948,546	0.8

		United Kingdom: 17.8%
145,799		ARM Holdings PLC	2,333,669	1.0
361,558		Barclays PLC	1,545,190	0.7
82,046		BG Group PLC	1,566,239	0.7
60,652		BHP Billiton PLC	1,784,168	0.8
165,486		British Sky Broadcasting PLC	2,330,789	1.0
87,442		Burberry Group PLC	2,313,833	1.0
200,474		Capita Group PLC	3,231,329	1.4
156,427		Compass Group PLC	2,151,818	0.9
35,972		Diageo PLC	1,143,464	0.5
145,830		Experian Group Ltd.	2,776,583	1.2
93,020		GlaxoSmithKline PLC	2,338,791	1.0
33,681		Intertek Group PLC	1,803,723	0.8
117,782	@	Partnership Assurance Group plc	785,594	0.4
158,873		Rolls-Royce Holdings PLC	2,858,437	1.2
16,820		SABMiller PLC	855,510	0.4
195,210		Serco Group PLC	1,727,128	0.7
116,064		Standard Chartered PLC	2,780,644	1.2
121,218		Tullow Oil PLC	2,009,664	0.8
241,907		WPP PLC	4,971,229	2.1
			41,307,802	17.8

		United States: 7.1%
13,800		Accenture PLC	1,016,232	0.4
26,228		Anheuser-Busch InBev Worldwide, Inc.	2,601,758	1.1
63,300		Avago Technologies Ltd.	2,729,496	1.2
32,200		Carnival Corp.	1,051,008	0.5
44,800		Las Vegas Sands Corp.	2,975,616	1.3
36,500		Liberty Global PLC — Class A	2,896,275	1.2

ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		United States: (continued)
41,200	@, L	NII Holdings, Inc.	$250,084	0.1
17,165	@, X	Peixe Urbano, Inc.	85,482	0.0
2,900		Priceline.com, Inc.	2,931,755	1.3
			16,537,706	7.1

		Total Common Stock (Cost $194,637,910)	224,656,633	96.6

PREFERRED STOCK: 0.5%
		Brazil: 0.5%
86,700		Banco Bradesco SA	1,199,005	0.5

		United States: 0.0%
3,895		Peixe Urbano, Inc.	19,397	0.0

		Total Preferred Stock (Cost $1,212,993)	1,218,402	0.5

RIGHTS: 0.0%
		Spain: 0.0%
234,023		Banco Bilbao Vizcaya Argentaria SA	31,343	0.0

		United Kingdom: 0.0%
77,566		Barclays PLC	101,400	0.0

		Total Rights (Cost $31,343)	132,743	0.0

		Total Long-Term Investments (Cost $195,882,246)	226,007,77	97.1

Principal Amount†			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 1.0%
		Securities Lending Collateralcc(1): 0.4%
14,029		Barclays Bank PLC, Repurchase Agreement dated 09/30/13, 0.05%, due 10/01/13 (Repurchase Amount $14,029, collateralized by various U.S. Government Securities, 0.000%–4.250%, Market Value plus accrued interest $14,310, due 10/15/13–11/15/41)	14,029	0.0
1,000,000		Morgan Stanley, Repurchase Agreement dated 09/30/13, 0.06%, due 10/01/13 (Repurchase Amount $1,000,002, collateralized by various U.S. Government Agency Obligations, 0.000%–8.500%, Market Value plus accrued interest $1,020,000, due 11/20/13–11/01/47)	1,000,000	0.4
			1,014,029	0.4

Shares			Value	Percentage of Net Assets
		Affiliated Investment Companies: 0.6%
1,297,875		T. Rowe Price Reserve Investment Fund, 0.030%†† (Cost $1,297,875)	1,297,875	0.6

		Total Short-Term Investments (Cost $2,311,904)	2,311,904	1.0

		Total Investments in Securities (Cost $198,194,150)	$228,319,682	98.1
		Assets in Excess of Other Liabilities	4,316,725	1.9
		Net Assets	$232,636,407	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

††	Rate shown is the 7-day yield as of September 30, 2013.

@	Non-income producing security

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

cc	Securities purchased with cash collateral for securities loaned.

L	Loaned security, a portion or all of the security is on loan at September 30, 2013.

X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $199,764,129.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$39,403,069
Gross Unrealized Depreciation	(10,847,516)
Net Unrealized Appreciation	$28,555,553

ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Sector Diversification	Percentage of Net Assets
Financials	19.5%
Consumer Discretionary	19.4
Industrials	15.2
Information Technology	10.9
Consumer Staples	10.2
Health Care	7.1
Materials	5.5
Energy	5.3
Telecommunication Services	3.8
Utilities	0.2
Short-Term Investments	1.0
Assets in Excess of Other Liabilities	1.9
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2013
Asset Table
Investments, at fair value
Common Stock
Australia	$—	$8,169,687	$—	$8,169,687
Brazil	9,303,291	—	—	9,303,291
Canada	7,583,198	—	—	7,583,198
China	4,863,555	8,699,378	—	13,562,933
Denmark	—	1,869,561	—	1,869,561
France	—	10,040,927	—	10,040,927
Germany	2,022,281	5,622,207	—	7,644,488
Hong Kong	—	9,396,403	—	9,396,403
India	—	6,994,217	—	6,994,217
Indonesia	1,331,784	—	—	1,331,784
Japan	—	30,275,531	—	30,275,531
Malaysia	—	1,688,815	—	1,688,815
Mexico	943,366	—	—	943,366
Netherlands	1,369,328	4,821,745	—	6,191,073
Norway	1,234,877	—	—	1,234,877
Russia	1,978,863	—	—	1,978,863
South Africa	—	1,634,648	—	1,634,648
South Korea	—	5,007,195	—	5,007,195
Spain	—	2,616,942	—	2,616,942
Sweden	—	7,564,945	—	7,564,945
Switzerland	—	23,619,630	—	23,619,630
Taiwan	—	4,114,087	—	4,114,087
Thailand	—	696,747	—	696,747
Turkey	—	1,399,371	—	1,399,371
United Arab Emirates	1,948,546	—	—	1,948,546
United Kingdom	3,116,383	38,191,419	—	41,307,802
United States	13,850,466	2,601,758	85,482	16,537,706
Total Common Stock	49,545,938	175,025,213	85,482	224,656,633
Preferred Stock	1,199,005	—	19,397	1,218,402
Rights	132,743	—	—	132,743
Short-Term Investments	1,297,875	1,014,029	—	2,311,904
Total Investments, at fair value	$52,175,561	$176,039,242	$104,879	$228,319,682
Other Financial Instruments+
Forward Foreign Currency Contracts	—	7,559	—	7,559
Total Assets	$52,175,561	$176,046,801	$104,879	$228,327,241

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2013, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/12	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 9/30/13	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
T. Rowe Price Reserve Investment Fund	$1,000	$39,962,367	$(38,665,492)	$—	$1,297,875	$1,895	$—	$—
	$1,000	$39,962,367	$(38,665,492)	$—	$1,297,875	$1,895	$—	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2013, the following forward foreign currency contracts were outstanding for the ING T. Rowe Price International Stock Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Merrill Lynch	Japanese Yen	538,680,253	Sell	10/02/13	$5,487,800	$5,480,241	$7,559
							$7,559

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2013 was as follows:

Derivatives not accounted for as hedging instruments
Asset Derivatives	Instrument Type	Fair Value
Foreign exchange contracts	Forward foreign currency contracts	$7,559
Total Asset Derivatives		$7,559

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at September 30, 2013:

Assets:	Merrill Lynch
Forward foreign currency contracts	$7,559
Total Assets	$7,559

Net OTC derivative instruments by counterparty, at fair value	$7,559
Total collateral pledged by Portfolio/(Received from counterparty)	$—
Net Exposure(1)	$7,559

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

ING TEMPLETON GLOBAL GROWTH PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 97.1%
		Brazil: 1.4%
398,244		Petroleo Brasileiro SA ADR	$6,662,622	1.1
111,130	@	Vale SA ADR	1,579,157	0.3
			8,241,779	1.4

		Canada: 1.5%
772,900		Talisman Energy, Inc.	8,869,160	1.5

		China: 0.7%
165,500		China Mobile Ltd.	1,862,231	0.3
25,000		China Telecom Corp., Ltd. ADR	1,235,750	0.2
559,729	L	Dongfang Electrical Machinery Co., Ltd.	816,165	0.2
			3,914,146	0.7

		Denmark: 0.4%
49,132	L	FLSmidth & Co. A/S	2,646,237	0.4

		France: 11.4%
172,620		Alstom	6,143,600	1.0
296,832		AXA S.A.	6,889,125	1.2
151,860		BNP Paribas	10,272,493	1.7
82,275		Cie Generale des Etablissements Michelin	9,124,447	1.5
699,560		Credit Agricole S.A.	7,713,820	1.3
290,480		France Telecom S.A.	3,637,271	0.6
91,550		Sanofi	9,271,903	1.6
165,330	L	Total S.A.	9,583,000	1.6
225,049		Vivendi	5,176,863	0.9
			67,812,522	11.4

		Germany: 6.1%
251,500	@	Commerzbank AG	2,896,469	0.5
457,140	@	Deutsche Lufthansa AG	8,917,920	1.5
33,410		Merck KGaA	5,214,718	0.9
44,440		Metro AG	1,764,781	0.3
33,920		Muenchener Rueckversicherungs AG	6,630,744	1.1
6,952	@	Osram Licht AG	326,354	0.0
31,590		SAP AG	2,336,241	0.4
69,520		Siemens AG	8,383,996	1.4
			36,471,223	6.1

		India: 0.4%
76,440		ICICI Bank Ltd. ADR	2,329,891	0.4

		Ireland: 0.5%
188,335	@	Elan Corp. PLC ADR	2,934,259	0.5

		Italy: 3.5%
259,567		ENI S.p.A.	5,966,974	1.0
2,995,557		Intesa Sanpaolo S.p.A.	6,196,404	1.0
1,398,491		UniCredit SpA	8,930,524	1.5
			21,093,902	3.5

		Japan: 3.1%
381,500		Konica Minolta Holdings, Inc.	3,213,676	0.5
672,000		Mazda Motor Corp.	3,020,871	0.5
28,900		Nintendo Co., Ltd.	3,273,332	0.5
342,600		Nissan Motor Co., Ltd.	3,457,769	0.6
89,400		Toyota Motor Corp.	5,733,897	1.0
			18,699,545	3.1

		Netherlands: 5.3%
101,590		Akzo Nobel NV	6,674,528	1.1
62,761		Fugro NV	3,826,245	0.6
126,890		Koninklijke Philips NV	4,093,603	0.7
152,379		Randstad Holdings NV	8,594,419	1.5
159,697		Royal Dutch Shell PLC — Class B	5,510,027	0.9
43,563		SBM Offshore NV	862,024	0.2
181,661		TNT Express NV	1,658,250	0.3
			31,219,096	5.3

		Portugal: 1.2%
445,540		Galp Energia SGPS SA	7,412,376	1.2

		Singapore: 2.8%
313,980		DBS Group Holdings Ltd.	4,110,197	0.7
570,980	@	Flextronics International Ltd.	5,190,208	0.9
2,532,000		Singapore Telecommunications Ltd.	7,540,528	1.2
			16,840,933	2.8

		South Korea: 3.8%
171,330		KB Financial Group, Inc.	6,032,001	1.0
19,689		POSCO	5,832,515	1.0
8,507		Samsung Electronics Co., Ltd.	10,820,851	1.8
			22,685,367	3.8

		Spain: 1.0%
386,319		Telefonica S.A.	6,005,760	1.0

		Sweden: 1.2%
414,521		Telefonaktiebolaget LM Ericsson	5,520,899	0.9
38,400		Getinge AB	1,372,851	0.3
			6,893,750	1.2

		Switzerland: 5.5%
292,740	@	Credit Suisse Group	8,952,553	1.5
50,040		Roche Holding AG — Genusschein	13,504,464	2.3
80,590		Swiss Re Ltd.	6,676,920	1.1
174,760		UBS AG — Reg	3,581,783	0.6
			32,715,720	5.5

		Taiwan: 0.2%
52,030		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	882,429	0.2

ING TEMPLETON GLOBAL GROWTH PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Turkey: 0.6%
221,600	@	Turkcell Iletisim Hizmet AS ADR	$3,268,600	0.6

		United Kingdom: 13.4%
1,104,186		Aviva PLC	7,087,382	1.2
530,620		BAE Systems PLC	3,899,982	0.7
787,340		BP PLC	5,519,947	0.9
147,170		Carillion PLC	744,513	0.1
374,121		CRH PLC	8,985,715	1.5
338,530		GlaxoSmithKline PLC	8,511,620	1.4
557,910		HSBC Holdings PLC	6,042,653	1.0
2,490,740	@	International Consolidated Airlines Group SA	13,633,868	2.3
1,484,747		Kingfisher PLC	9,274,998	1.6
1,036,920		Tesco PLC	6,028,192	1.0
2,771,977		Vodafone Group PLC	9,729,209	1.7
			79,458,079	13.4

		United States: 33.1%
61,480		American International Group, Inc.	2,989,772	0.5
94,170		Amgen, Inc.	10,541,390	1.8
180,240		Baker Hughes, Inc.	8,849,784	1.5
807,340	@	Brocade Communications Systems, Inc.	6,499,087	1.1
44,500		Chevron Corp.	5,406,750	0.9
385,400		Cisco Systems, Inc.	9,026,068	1.5
201,720		Citigroup, Inc.	9,785,437	1.6
134,800		Comcast Corp. — Class A	6,086,220	1.0
95,865		CVS Caremark Corp.	5,440,339	0.9
57,410		FedEx Corp.	6,551,055	1.1
76,100	@	Forest Laboratories, Inc.	3,256,319	0.5
117,757		Halliburton Co.	5,670,000	1.0
294,440		Hewlett-Packard Co.	6,177,351	1.0
120,000		JPMorgan Chase & Co.	6,202,800	1.0
144,030		Medtronic, Inc.	7,669,597	1.3
178,530		Merck & Co., Inc.	8,499,813	1.4
341,580		Microsoft Corp.	11,378,030	1.9
284,070		Morgan Stanley	7,655,687	1.3
195,600	@,L	Navistar International Corp.	7,135,488	1.2
42,390	@	News Corp — Class A	680,783	0.1
134,080	@	Noble Corp.	5,064,202	0.9
98,660		Oracle Corp.	3,272,552	0.5
369,580		Pfizer, Inc.	10,610,642	1.8
278,070	@	Sprint Corp.	1,726,815	0.3
139,870		SunTrust Bank	4,534,585	0.8
62,540		Target Corp.	4,001,309	0.7
80,290		TE Connectivity Ltd.	4,157,416	0.7
41,552		Time Warner Cable, Inc.	4,637,203	0.8
22,383		Time Warner, Inc.	1,473,025	0.2
169,560		Twenty-First Century Fox, Inc.	5,680,260	1.0
76,450		United Parcel Service, Inc. — Class B	6,985,237	1.2
55,270		Viacom — Class B	4,619,467	0.8
75,230		Walt Disney Co.	4,851,583	0.8
			197,116,066	33.1

		Total Common Stock (Cost $497,479,173)	577,510,840	97.1

Principal Amount†			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 3.2%
		Securities Lending Collateralcc(1): 3.2%
4,486,907		Citigroup, Inc., Repurchase Agreement dated 09/30/13, 0.07%, due 10/01/13 (Repurchase Amount $4,486,916, collateralized by various U.S. Government Agency Obligations, 0.000%–4.875%, Market Value plus accrued interest $4,576,660, due 07/28/14–07/18/33)	4,486,907	0.7
4,486,907		JPMorgan Chase & Co., Repurchase Agreement dated 09/30/13, 0.07%, due 10/01/13 (Repurchase Amount $4,486,916, collateralized by various U.S. Government Agency Obligations, 2.000%–5.500%, Market Value plus accrued interest $4,576,694, due 03/01/23–07/01/43)	4,486,907	0.8
4,486,907		Merrill Lynch & Co., Inc., Repurchase Agreement dated 09/30/13, 0.08%, due 10/01/13 (Repurchase Amount $4,486,917, collateralized by various U.S. Government Agency Obligations, 1.359%–7.000%, Market Value plus accrued interest $4,576,645, due 02/01/16–05/01/46)	4,486,907	0.8

ING TEMPLETON GLOBAL GROWTH PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc(1): (continued)
4,486,907	Morgan Stanley, Repurchase Agreement dated 09/30/13, 0.06%, due 10/01/13 (Repurchase Amount $4,486,914, collateralized by various U.S. Government Agency Obligations, 0.000%–8.500%, Market Value plus accrued interest $4,576,647, due 11/20/13–11/01/47)	$4,486,907	0.7
944,556	UBS Warburg LLC, Repurchase Agreement dated 09/30/13, 0.04%, due 10/01/13 (Repurchase Amount $944,557, collateralized by various U.S. Government Securities, 0.000%–11.250%, Market Value plus accrued interest $963,449, due 10/15/13–02/15/43)	944,556	0.2
		18,892,184	3.2

	Total Short-Term Investments (Cost $18,892,184)	18,892,184	3.2

	Total Investments in Securities (Cost $516,371,357)	$596,403,024	100.3
	Liabilities in Excess of Other Assets	(1,651,671)	(0.3)
	Net Assets	$594,751,353	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

@	Non-income producing security

ADR	American Depositary Receipt

cc	Securities purchased with cash collateral for securities loaned.

L	Loaned security, a portion or all of the security is on loan at September 30, 2013.

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $516,490,221.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$131,240,432
Gross Unrealized Depreciation	(51,327,629)
Net Unrealized Appreciation	$79,912,803

Sector Diversification	Percentage of Net Assets
Financials	21.0%
Health Care	13.8
Energy	13.3
Industrials	13.2
Information Technology	11.9
Consumer Discretionary	10.6
Telecommunication Services	6.8
Materials	4.3
Consumer Staples	2.2
Short-Term Investments	3.2
Liabilities in Excess of Other Assets	(0.3)
Net Assets	100.0%

ING TEMPLETON GLOBAL GROWTH PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2013
Asset Table
Investments, at fair value
Common Stock
Brazil	$8,241,779	$—	$—	$8,241,779
Canada	8,869,160	—	—	8,869,160
China	1,235,750	2,678,396	—	3,914,146
Denmark	—	2,646,237	—	2,646,237
France	—	67,812,522	—	67,812,522
Germany	326,354	36,144,869	—	36,471,223
India	2,329,891	—	—	2,329,891
Ireland	2,934,259	—	—	2,934,259
Italy	—	21,093,902	—	21,093,902
Japan	—	18,699,545	—	18,699,545
Netherlands	—	31,219,096	—	31,219,096
Portugal	—	7,412,376	—	7,412,376
Singapore	5,190,208	11,650,725	—	16,840,933
South Korea	—	22,685,367	—	22,685,367
Spain	—	6,005,760	—	6,005,760
Sweden	—	6,893,750	—	6,893,750
Switzerland	—	32,715,720	—	32,715,720
Taiwan	882,429	—	—	882,429
Turkey	3,268,600	—	—	3,268,600
United Kingdom	—	79,458,079	—	79,458,079
United States	197,116,066	—	—	197,116,066
Total Common Stock	230,394,496	347,116,344	—	577,510,840
Short-Term Investments	—	18,892,184	—	18,892,184
Total Investments, at fair value	$230,394,496	$366,008,528	$—	$596,403,024

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

ING U.S. STOCK INDEX PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 98.5%
		Consumer Discretionary: 12.5%
20,997		Abercrombie & Fitch Co.	$742,664	0.0
54,969		ADT Corp.	2,235,040	0.1
101,716		Amazon.com, Inc.	31,800,490	0.8
17,676	@	Autonation, Inc.	922,157	0.0
9,763		Autozone, Inc.	4,127,113	0.1
59,853		Bed Bath & Beyond, Inc.	4,630,228	0.1
74,153		Best Buy Co., Inc.	2,780,737	0.1
31,464		BorgWarner, Inc.	3,190,135	0.1
58,796		Cablevision Systems Corp.	990,125	0.0
61,448		Carmax, Inc.	2,978,385	0.1
120,319		Carnival Corp.	3,927,212	0.1
154,595		CBS Corp. — Class B	8,527,460	0.2
8,485		Chipotle Mexican Grill, Inc.	3,637,519	0.1
77,490		Coach, Inc.	4,225,530	0.1
718,859		Comcast Corp. — Class A	32,456,484	0.8
35,811		Darden Restaurants, Inc.	1,657,691	0.0
77,585		Delphi Automotive PLC	4,532,516	0.1
140,329		DirecTV Group	8,384,658	0.2
63,455		Discovery Communications, Inc. — Class A	5,356,871	0.1
81,828		Dollar General Corp.	4,620,009	0.1
61,294		Dollar Tree, Inc.	3,503,565	0.1
78,084		D.R. Horton, Inc.	1,517,172	0.0
29,529		Expedia, Inc.	1,529,307	0.0
26,551		Family Dollar Stores, Inc.	1,912,203	0.0
1,082,815		Ford Motor Co.	18,267,089	0.4
13,814		Fossil Group, Inc.	1,605,739	0.0
32,130		GameStop Corp.	1,595,254	0.0
62,979		Gannett Co., Inc.	1,687,207	0.0
75,811		Gap, Inc.	3,053,667	0.1
33,821	@, L	Garmin Ltd.	1,528,371	0.0
258,692		General Motors Co.	9,305,151	0.2
42,563		Genuine Parts Co.	3,442,921	0.1
67,608	@	Goodyear Tire & Rubber Co.	1,517,800	0.0
75,272		H&R Block, Inc.	2,006,752	0.1
61,310		Harley-Davidson, Inc.	3,938,554	0.1
18,710		Harman International Industries, Inc.	1,239,163	0.0
31,734		Hasbro, Inc.	1,495,941	0.0
393,706		Home Depot, Inc.	29,862,600	0.7
71,681		International Game Technology	1,356,921	0.0
116,028		Interpublic Group of Cos., Inc.	1,993,361	0.1
83,646	@, L	JC Penney Co., Inc.	737,758	0.0
188,041		Johnson Controls, Inc.	7,803,701	0.2
56,112		Kohl’s Corp.	2,903,796	0.1
66,934		L Brands, Inc.	4,089,667	0.1
39,032		Leggett & Platt, Inc.	1,176,815	0.0
45,623		Lennar Corp.	1,615,054	0.0
289,084		Lowe’s Cos., Inc.	13,763,289	0.3
103,410		Macy’s, Inc.	4,474,551	0.1
62,497		Marriott International, Inc.	2,628,624	0.1
94,701		Mattel, Inc.	3,964,184	0.1
274,752		McDonald’s Corp.	26,433,890	0.6
75,639		McGraw-Hill Cos., Inc.	4,961,162	0.1
16,195		NetFlix, Inc.	5,007,656	0.1
79,157		Newell Rubbermaid, Inc.	2,176,818	0.1
136,865		News Corp — Class A	2,198,052	0.1
205,559		Nike, Inc.	14,931,806	0.4
39,638		Nordstrom, Inc.	2,227,656	0.1
70,690		Omnicom Group, Inc.	4,484,574	0.1
29,837		O’Reilly Automotive, Inc.	3,806,903	0.1
28,560		Petsmart, Inc.	2,177,986	0.1
14,156		Priceline.com, Inc.	14,311,008	0.3
96,064		Pulte Homes, Inc.	1,585,056	0.0
22,421		PVH Corp.	2,661,148	0.1
16,651		Ralph Lauren Corp.	2,742,919	0.1
59,556		Ross Stores, Inc.	4,335,677	0.1
30,071		Scripps Networks Interactive — Class A	2,348,846	0.1
181,537		Staples, Inc.	2,659,517	0.1
206,522		Starbucks Corp.	15,895,998	0.4
53,580		Starwood Hotels & Resorts Worldwide, Inc.	3,560,391	0.1
173,465		Target Corp.	11,098,291	0.3
30,243		Tiffany & Co.	2,317,219	0.1
78,547		Time Warner Cable, Inc.	8,765,845	0.2
252,863		Time Warner, Inc.	16,640,914	0.4
196,583		TJX Cos., Inc.	11,085,315	0.3
30,654		TripAdvisor, Inc.	2,324,799	0.1
545,905		Twenty-First Century Fox, Inc.	18,287,818	0.4
29,974		Urban Outfitters, Inc.	1,102,144	0.0
24,169		VF Corp.	4,810,839	0.1
119,287		Viacom — Class B	9,970,007	0.2
456,632		Walt Disney Co.	29,448,198	0.7
1,204		Washington Post	736,065	0.0
21,788		Whirlpool Corp.	3,190,635	0.1
36,544		Wyndham Worldwide Corp.	2,228,088	0.1
22,231		Wynn Resorts Ltd.	3,512,720	0.1
122,645		Yum! Brands, Inc.	8,755,627	0.2
			520,020,788	12.5

		Consumer Staples: 9.9%
550,911		Altria Group, Inc.	18,923,793	0.5
181,177		Archer-Daniels-Midland Co.	6,674,561	0.2
119,191		Avon Products, Inc.	2,455,335	0.1
44,503		Beam, Inc.	2,877,119	0.1
44,661		Brown-Forman Corp.	3,042,754	0.1
49,059		Campbell Soup Co.	1,997,192	0.0
35,849		Clorox Co.	2,929,580	0.1
1,047,866		Coca-Cola Co.	39,693,164	0.9
68,335		Coca-Cola Enterprises, Inc.	2,747,750	0.1
242,223		Colgate-Palmolive Co.	14,363,824	0.3
116,008		ConAgra Foods, Inc.	3,519,683	0.1
45,583	@	Constellation Brands, Inc.	2,616,464	0.1
120,023		Costco Wholesale Corp.	13,817,048	0.3
337,617		CVS Caremark Corp.	19,159,765	0.5
55,951		Dr Pepper Snapple Group, Inc.	2,507,724	0.1
70,276		Estee Lauder Cos., Inc.	4,912,292	0.1
176,393		General Mills, Inc.	8,452,753	0.2

ING U.S. STOCK INDEX PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Consumer Staples: (continued)
41,101		Hershey Co.	$3,801,842	0.1
36,996		Hormel Foods Corp.	1,558,271	0.0
28,894		JM Smucker Co.	3,035,026	0.1
70,728		Kellogg Co.	4,153,855	0.1
105,279		Kimberly-Clark Corp.	9,919,387	0.2
163,690		Kraft Foods Group, Inc.	8,583,904	0.2
142,439		Kroger Co.	5,745,989	0.1
102,770		Lorillard, Inc.	4,602,041	0.1
36,277		McCormick & Co., Inc.	2,347,122	0.1
55,627		Mead Johnson Nutrition Co.	4,130,861	0.1
43,361		Molson Coors Brewing Co.	2,173,687	0.1
489,415		Mondelez International, Inc.	15,377,419	0.4
37,269		Monster Beverage Corp.	1,947,305	0.0
423,877		PepsiCo, Inc.	33,698,221	0.8
444,857		Philip Morris International, Inc.	38,520,168	0.9
752,747		Procter & Gamble Co.	56,900,146	1.4
87,014		Reynolds American, Inc.	4,244,543	0.1
66,322		Safeway, Inc.	2,121,641	0.0
161,707		Sysco Corp.	5,147,134	0.1
76,476		Tyson Foods, Inc.	2,162,741	0.0
238,955		Walgreen Co.	12,855,779	0.3
447,380		Wal-Mart Stores, Inc.	33,088,225	0.8
102,385		Whole Foods Market, Inc.	5,989,522	0.1
			412,795,630	9.9

		Energy: 10.3%
138,169		Anadarko Petroleum Corp.	12,848,335	0.3
110,991		Apache Corp.	9,449,774	0.2
121,771		Baker Hughes, Inc.	5,978,956	0.1
115,635		Cabot Oil & Gas Corp.	4,315,498	0.1
67,646		Cameron International Corp.	3,948,497	0.1
139,250		Chesapeake Energy Corp.	3,603,790	0.1
531,016		Chevron Corp.	64,518,444	1.5
336,143		ConocoPhillips	23,365,300	0.6
62,899		Consol Energy, Inc.	2,116,551	0.1
102,495		Denbury Resources, Inc.	1,886,933	0.0
104,894		Devon Energy Corp.	6,058,678	0.1
19,107		Diamond Offshore Drilling	1,190,748	0.0
64,200		Ensco PLC	3,450,750	0.1
74,875		EOG Resources, Inc.	12,674,840	0.3
41,391		EQT Corp.	3,672,210	0.1
1,209,785		ExxonMobil Corp.	104,089,901	2.5
65,115		FMC Technologies, Inc.	3,608,673	0.1
232,408		Halliburton Co.	11,190,445	0.3
29,269		Helmerich & Payne, Inc.	2,018,098	0.1
79,283		Hess Corp.	6,131,747	0.1
185,056		Kinder Morgan, Inc.	6,582,442	0.2
195,053		Marathon Oil Corp.	6,803,449	0.2
86,049		Marathon Petroleum Corp.	5,534,672	0.1
48,289		Murphy Oil Corp.	2,912,793	0.1
71,363	@	Nabors Industries Ltd.	1,146,090	0.0
117,503		National Oilwell Varco, Inc.	9,178,159	0.2
37,291		Newfield Exploration Co.	1,020,655	0.0
69,639		Noble Corp.	2,630,265	0.1
98,711		Noble Energy, Inc.	6,614,624	0.2
221,464		Occidental Petroleum Corp.	20,715,743	0.5
74,167		Peabody Energy Corp.	1,279,381	0.0
167,942		Phillips 66	9,710,407	0.2
38,080		Pioneer Natural Resources Co.	7,189,504	0.2
49,278		QEP Resources, Inc.	1,364,508	0.0
44,910		Range Resources Corp.	3,408,220	0.1
34,140		Rowan Companies PLC	1,253,621	0.0
363,676		Schlumberger Ltd.	32,134,411	0.8
96,614		Southwestern Energy Co.	3,514,817	0.1
183,967		Spectra Energy Corp.	6,297,190	0.2
37,128		Tesoro Corp.	1,632,889	0.0
149,008		Valero Energy Corp.	5,088,623	0.1
187,776		Williams Cos., Inc.	6,827,535	0.2
55,132	@	WPX Energy, Inc.	1,061,842	0.0
			430,020,008	10.3

		Financials: 15.9%
93,482		ACE Ltd.	8,746,176	0.2
127,831		Aflac, Inc.	7,924,244	0.2
405,774		American International Group, Inc.	19,732,790	0.5
127,379		Allstate Corp.	6,439,008	0.2
255,012		American Express Co.	19,258,506	0.5
108,565		American Tower Corp.	8,047,923	0.2
54,379		Ameriprise Financial, Inc.	4,952,839	0.1
84,506		Aon PLC	6,290,627	0.2
40,103		Apartment Investment & Management Co.	1,120,478	0.0
20,605		Assurant, Inc.	1,114,730	0.0
33,433		AvalonBay Communities, Inc.	4,249,000	0.1
2,952,740		Bank of America Corp.	40,747,812	1.0
316,208		Bank of New York Mellon Corp.	9,546,320	0.2
193,458		BB&T Corp.	6,529,207	0.2
494,708		Berkshire Hathaway, Inc.	56,154,305	1.3
34,616		Blackrock, Inc.	9,367,782	0.2
41,884		Boston Properties, Inc.	4,477,400	0.1
160,881		Capital One Financial Corp.	11,058,960	0.3
76,208	@	CBRE Group, Inc.	1,762,691	0.0
317,841		Charles Schwab Corp.	6,719,159	0.2
70,229		Chubb Corp.	6,268,641	0.1
40,486		Cincinnati Financial Corp.	1,909,320	0.0
835,824		Citigroup, Inc.	40,545,822	1.0
86,369		CME Group, Inc.	6,380,942	0.2
50,837		Comerica, Inc.	1,998,402	0.0
132,969		Discover Financial Services	6,720,253	0.2
78,900		E*Trade Financial Corp.	1,301,850	0.0
33,335		Equifax, Inc.	1,995,100	0.0
92,106		Equity Residential	4,934,118	0.1
243,788		Fifth Third Bancorp.	4,397,936	0.1
111,735		Franklin Resources, Inc.	5,648,204	0.1
135,702	@	Genworth Financial, Inc.	1,735,629	0.0

ING U.S. STOCK INDEX PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Financials: (continued)
114,796		Goldman Sachs Group, Inc.	$18,161,875	0.4
125,066		Hartford Financial Services Group, Inc.	3,892,054	0.1
125,084		HCP, Inc.	5,122,190	0.1
78,811		Health Care Real Estate Investment Trust, Inc.	4,916,230	0.1
206,146		Host Hotels & Resorts, Inc.	3,642,600	0.1
130,657		Hudson City Bancorp., Inc.	1,182,446	0.0
228,036		Huntington Bancshares, Inc.	1,883,577	0.0
20,022		IntercontinentalExchange, Inc.	3,632,391	0.1
121,708		Invesco Ltd.	3,882,485	0.1
1,034,587		JPMorgan Chase & Co.	53,477,802	1.3
250,485		Keycorp	2,855,529	0.1
112,589		Kimco Realty Corp.	2,272,046	0.1
29,841		Legg Mason, Inc.	997,883	0.0
86,140		Leucadia National Corp.	2,346,454	0.1
72,696		Lincoln National Corp.	3,052,505	0.1
84,099		Loews Corp.	3,930,787	0.1
35,741		M&T Bank Corp.	4,000,133	0.1
38,627		Macerich Co.	2,180,108	0.1
151,061		Marsh & McLennan Cos., Inc.	6,578,707	0.2
307,783		Metlife, Inc.	14,450,412	0.3
53,308		Moody’s Corp.	3,749,152	0.1
382,196		Morgan Stanley	10,300,182	0.2
31,735		Nasdaq Stock Market, Inc.	1,018,376	0.0
62,042		Northern Trust Corp.	3,374,464	0.1
66,789		NYSE Euronext	2,803,802	0.1
88,257		People’s United Financial, Inc.	1,269,136	0.0
44,798		Plum Creek Timber Co., Inc.	2,097,890	0.1
146,086		PNC Financial Services Group, Inc.	10,583,931	0.3
75,239		Principal Financial Group, Inc.	3,221,734	0.1
152,021		Progressive Corp.	4,139,532	0.1
137,042		ProLogis, Inc.	5,155,520	0.1
127,805		Prudential Financial, Inc.	9,966,234	0.2
39,712		Public Storage, Inc.	6,375,762	0.2
383,647		Regions Financial Corp.	3,552,571	0.1
85,296		Simon Property Group, Inc.	12,643,426	0.3
119,887		SLM Corp.	2,985,186	0.1
122,576		State Street Corp.	8,059,372	0.2
148,133		SunTrust Bank	4,802,472	0.1
71,498		T. Rowe Price Group, Inc.	5,142,851	0.1
25,172		Torchmark Corp.	1,821,194	0.0
102,648		Travelers Cos., Inc.	8,701,471	0.2
72,450		UnumProvident Corp.	2,205,378	0.1
505,521		US Bancorp.	18,491,958	0.4
80,594		Ventas, Inc.	4,956,531	0.1
47,797		Vornado Realty Trust	4,017,816	0.1
1,328,045		Wells Fargo & Co.	54,874,819	1.3
160,516		Weyerhaeuser Co.	4,595,573	0.1
78,659		XL Group PLC	2,424,270	0.1
50,716		Zions Bancorp.	1,390,633	0.0
			665,255,624	15.9

		Health Care: 12.8%
427,150		Abbott Laboratories	14,177,109	0.3
435,754		AbbVie, Inc.	19,491,277	0.5
47,640		Actavis, Inc.	6,860,160	0.2
102,272		Aetna, Inc.	6,547,454	0.2
90,918		Agilent Technologies, Inc.	4,659,548	0.1
53,749		Alexion Pharmaceuticals, Inc.	6,243,484	0.1
81,580		Allergan, Inc.	7,378,911	0.2
63,491		AmerisourceBergen Corp.	3,879,300	0.1
207,060		Amgen, Inc.	23,178,296	0.6
149,185		Baxter International, Inc.	9,799,963	0.2
53,380		Becton Dickinson & Co.	5,339,068	0.1
65,324		Biogen Idec, Inc.	15,727,406	0.4
369,088		Boston Scientific Corp.	4,333,093	0.1
452,491		Bristol-Myers Squibb Co.	20,941,284	0.5
93,301		Cardinal Health, Inc.	4,865,647	0.1
58,922		CareFusion Corp.	2,174,222	0.0
113,039		Celgene Corp.	17,400,093	0.4
81,101		Cerner Corp.	4,261,858	0.1
77,739		Cigna Corp.	5,975,020	0.1
126,431		Covidien PLC	7,704,705	0.2
21,756		CR Bard, Inc.	2,506,291	0.1
48,500		DaVita, Inc.	2,759,650	0.1
39,108		Densply International, Inc.	1,697,678	0.0
30,859		Edwards Lifesciences Corp.	2,148,712	0.0
272,497		Eli Lilly & Co.	13,714,774	0.3
223,782		Express Scripts Holding Co.	13,825,252	0.3
64,927		Forest Laboratories, Inc.	2,778,226	0.1
420,692		Gilead Sciences, Inc.	26,436,285	0.6
45,529		Hospira, Inc.	1,785,647	0.0
43,004		Humana, Inc.	4,013,563	0.1
10,915	@	Intuitive Surgical, Inc.	4,106,987	0.1
774,546		Johnson & Johnson	67,145,393	1.6
24,764		Laboratory Corp. of America Holdings	2,455,103	0.1
47,457	@	Life Technologies Corp.	3,551,207	0.1
62,838		McKesson Corp.	8,062,115	0.2
274,154		Medtronic, Inc.	14,598,701	0.3
804,313		Merck & Co., Inc.	38,293,342	0.9
104,941		Mylan Laboratories	4,005,598	0.1
22,861		Patterson Cos., Inc.	919,012	0.0
30,789		PerkinElmer, Inc.	1,162,285	0.0
25,867		Perrigo Co.	3,191,471	0.1
1,819,585		Pfizer, Inc.	52,240,285	1.3
41,746		Quest Diagnostics	2,579,485	0.1
21,442		Regeneron Pharmaceuticals, Inc.	6,708,559	0.2
78,935		St. Jude Medical, Inc.	4,234,073	0.1
81,065		Stryker Corp.	5,479,183	0.1
27,927		Tenet Healthcare Corp.	1,150,313	0.0
99,088		Thermo Fisher Scientific, Inc.	9,130,959	0.2
279,440		UnitedHealth Group, Inc.	20,010,698	0.5

ING U.S. STOCK INDEX PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Health Care: (continued)
29,589		Varian Medical Systems, Inc.	$2,211,186	0.1
63,989		Vertex Pharmaceuticals, Inc.	4,851,646	0.1
23,423		Waters Corp.	2,487,757	0.1
82,169		WellPoint, Inc.	6,870,150	0.2
46,601		Zimmer Holdings, Inc.	3,827,806	0.1
137,425		Zoetis, Inc.	4,276,666	0.1
			536,153,956	12.8

		Industrials: 10.5%
178,459		3M Co.	21,309,789	0.5
67,125		Ametek, Inc.	3,089,092	0.1
190,770		Boeing Co.	22,415,475	0.5
174,864		Caterpillar, Inc.	14,578,412	0.3
43,811		CH Robinson Worldwide, Inc.	2,609,383	0.1
28,241		Cintas Corp.	1,445,939	0.0
280,027		CSX Corp.	7,207,895	0.2
47,858		Cummins, Inc.	6,358,892	0.2
164,412		Danaher Corp.	11,397,040	0.3
105,225		Deere & Co.	8,564,263	0.2
235,808		Delta Airlines, Inc.	5,562,711	0.1
46,910		Dover Corp.	4,213,925	0.1
10,664		Dun & Bradstreet Corp.	1,107,456	0.0
130,252		Eaton Corp. PLC	8,966,548	0.2
196,389		Emerson Electric Co.	12,706,368	0.3
56,730		Expeditors International Washington, Inc.	2,499,524	0.1
75,067		Fastenal Co.	3,772,117	0.1
81,672		FedEx Corp.	9,319,592	0.2
38,648		Flowserve Corp.	2,411,249	0.1
44,810		Fluor Corp.	3,179,718	0.1
91,353		General Dynamics Corp.	7,995,215	0.2
2,799,004		General Electric Co.	66,868,206	1.6
215,714		Honeywell International, Inc.	17,912,891	0.4
113,252		Illinois Tool Works, Inc.	8,637,730	0.2
74,390		Ingersoll-Rand PLC — Class A	4,830,887	0.1
46,749		Iron Mountain, Inc.	1,263,158	0.0
36,134		Jacobs Engineering Group, Inc.	2,102,276	0.1
29,211		Joy Global, Inc.	1,490,929	0.0
30,294		Kansas City Southern	3,312,952	0.1
24,623		L-3 Communications Holdings, Inc.	2,326,873	0.1
74,096		Lockheed Martin Corp.	9,450,945	0.2
98,105		Masco Corp.	2,087,674	0.0
59,081		Nielsen Holdings NV	2,153,502	0.1
85,741		Norfolk Southern Corp.	6,632,066	0.2
63,261		Northrop Grumman Corp.	6,026,243	0.1
97,290		Paccar, Inc.	5,415,161	0.1
30,738		Pall Corp.	2,368,056	0.1
41,002		Parker Hannifin Corp.	4,457,737	0.1
54,737		Pentair Ltd.	3,554,621	0.1
55,469	L	Pitney Bowes, Inc.	1,008,981	0.0
40,001		Precision Castparts Corp.	9,089,827	0.2
58,747		Quanta Services, Inc.	1,616,130	0.0
88,637		Raytheon Co.	6,831,254	0.2
74,627		Republic Services, Inc.	2,489,557	0.1
38,162		Robert Half International, Inc.	1,489,463	0.0
38,114		Rockwell Automation, Inc.	4,075,911	0.1
37,108		Rockwell Collins, Inc.	2,518,149	0.1
27,261		Roper Industries, Inc.	3,622,169	0.1
14,383		Ryder System, Inc.	858,665	0.0
15,988		Snap-On, Inc.	1,590,806	0.0
194,103		Southwest Airlines Co.	2,826,140	0.1
43,998		Stanley Black & Decker, Inc.	3,984,899	0.1
23,608		Stericycle, Inc.	2,724,363	0.1
77,097		Textron, Inc.	2,128,648	0.1
127,062		Tyco International Ltd.	4,444,629	0.1
127,488		Union Pacific Corp.	19,803,986	0.5
198,571		United Parcel Service, Inc. — Class B	18,143,432	0.4
232,003		United Technologies Corp.	25,014,563	0.6
119,824		Waste Management, Inc.	4,941,542	0.1
17,001		WW Grainger, Inc.	4,449,332	0.1
50,927		Xylem, Inc.	1,422,391	0.0
			436,677,347	10.5

		Information Technology: 17.6%
177,237		Accenture PLC	13,051,733	0.3
128,383		Adobe Systems, Inc.	6,668,213	0.2
48,967		Akamai Technologies, Inc.	2,531,594	0.1
87,807		Altera Corp.	3,262,908	0.1
43,745		Amphenol Corp.	3,384,988	0.1
85,394		Analog Devices, Inc.	4,017,788	0.1
249,700		Apple, Inc.	119,044,475	2.9
330,596		Applied Materials, Inc.	5,798,654	0.1
61,292		Autodesk, Inc.	2,523,392	0.1
132,704		Automatic Data Processing, Inc.	9,605,115	0.2
151,181		Broadcom Corp.	3,932,218	0.1
90,166		CA, Inc.	2,675,225	0.1
1,473,618		Cisco Systems, Inc.	34,512,134	0.8
51,502		Citrix Systems, Inc.	3,636,556	0.1
82,832		Cognizant Technology Solutions Corp.	6,802,164	0.2
40,592		Computer Sciences Corp.	2,100,230	0.0
401,391		Corning, Inc.	5,856,295	0.1
403,387		Dell, Inc.	5,554,639	0.1
320,221		eBay, Inc.	17,865,130	0.4
84,274		Electronic Arts, Inc.	2,153,201	0.0
571,922		EMC Corp.	14,618,326	0.3
21,522		F5 Networks, Inc.	1,845,727	0.0
80,286		Fidelity National Information Services, Inc.	3,728,482	0.1
19,056		First Solar, Inc.	766,242	0.0
35,756		Fiserv, Inc.	3,613,144	0.1
39,050		Flir Systems, Inc.	1,226,170	0.0
76,886		Google, Inc.—Class A	67,345,216	1.6
29,392		Harris Corp.	1,742,946	0.0
528,212		Hewlett-Packard Co.	11,081,888	0.3
283,013		International Business Machines Corp.	52,408,347	1.3
1,369,299		Intel Corp.	31,384,333	0.7
81,610		Intuit, Inc.	5,411,559	0.1

ING U.S. STOCK INDEX PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Information Technology: (continued)
50,688		Jabil Circuit, Inc.	$1,098,916	0.0
65,287		JDS Uniphase Corp.	960,372	0.0
139,305		Juniper Networks, Inc.	2,766,597	0.1
45,552		KLA-Tencor Corp.	2,771,839	0.1
44,842		Lam Research Corp.	2,295,462	0.1
64,094		Linear Technology Corp.	2,541,968	0.1
150,364		LSI Logic Corp.	1,175,846	0.0
28,512		Mastercard, Inc.	19,182,303	0.5
54,230		Microchip Technology, Inc.	2,184,927	0.0
285,425	@	Micron Technology, Inc.	4,986,375	0.1
2,083,429		Microsoft Corp.	69,399,020	1.7
37,708		Molex, Inc.	1,452,512	0.0
65,033		Motorola Solutions, Inc.	3,861,660	0.1
93,475		NetApp, Inc.	3,983,904	0.1
159,028		Nvidia Corp.	2,474,476	0.1
980,036		Oracle Corp.	32,507,794	0.8
89,415		Paychex, Inc.	3,633,826	0.1
471,484		Qualcomm, Inc.	31,759,162	0.8
52,031		Red Hat, Inc.	2,400,710	0.1
150,706		Salesforce.com, Inc.	7,823,148	0.2
66,071		Sandisk Corp.	3,931,885	0.1
85,322	@	Seagate Technology	3,731,984	0.1
192,016		Symantec Corp.	4,752,396	0.1
113,661		TE Connectivity Ltd.	5,885,367	0.1
44,828		Teradata Corp.	2,485,264	0.1
52,623		Teradyne, Inc.	869,332	0.0
302,657		Texas Instruments, Inc.	12,187,997	0.3
45,814		Total System Services, Inc.	1,347,848	0.0
37,096	@	VeriSign, Inc.	1,887,815	0.0
141,877		Visa, Inc.	27,112,695	0.6
57,973		Western Digital Corp.	3,675,488	0.1
151,700		Western Union Co.	2,830,722	0.1
318,436		Xerox Corp.	3,276,706	0.1
73,192		Xilinx, Inc.	3,429,777	0.1
260,804		Yahoo!, Inc.	8,648,261	0.2
			735,463,386	17.6

		Materials: 3.5%
57,622		Air Products & Chemicals, Inc.	6,140,777	0.2
18,183		Airgas, Inc.	1,928,307	0.1
293,966		Alcoa, Inc.	2,387,004	0.1
29,672		Allegheny Technologies, Inc.	905,589	0.0
26,958		Avery Dennison Corp.	1,173,212	0.0
39,880		Ball Corp.	1,789,814	0.0
28,289		Bemis Co., Inc.	1,103,554	0.0
15,745		CF Industries Holdings, Inc.	3,319,518	0.1
42,087	L	Cliffs Natural Resources, Inc.	862,784	0.0
332,627		Dow Chemical Co.	12,772,877	0.3
42,393		Eastman Chemical Co.	3,302,415	0.1
74,549		Ecolab, Inc.	7,362,459	0.2
253,806		EI Du Pont de Nemours & Co.	14,862,879	0.4
37,479		FMC Corp.	2,687,994	0.1
285,261		Freeport-McMoRan Copper & Gold, Inc.	9,436,434	0.2
22,466		International Flavors & Fragrances, Inc.	1,848,952	0.0
122,572		International Paper Co.	5,491,226	0.1
123,143		LyondellBasell Industries NV—Class A	9,017,762	0.2
48,798		MeadWestvaco Corp.	1,872,867	0.1
146,525		Monsanto Co.	15,292,814	0.4
93,630		Mosaic Co.	4,027,963	0.1
136,783		Newmont Mining Corp.	3,843,602	0.1
87,454		Nucor Corp.	4,286,995	0.1
45,174	@	Owens-Illinois, Inc.	1,356,123	0.0
39,279		PPG Industries, Inc.	6,561,950	0.2
81,038		Praxair, Inc.	9,741,578	0.2
53,842		Sealed Air Corp.	1,463,964	0.0
23,989		Sherwin-Williams Co.	4,370,316	0.1
33,048		Sigma-Aldrich Corp.	2,818,994	0.1
39,759	L	United States Steel Corp.	818,638	0.0
35,721		Vulcan Materials Co.	1,850,705	0.0
			144,700,066	3.5

		Telecommunication Services: 2.4%
1,459,725		AT&T, Inc.	49,367,899	1.2
165,096		CenturyTel, Inc.	5,180,712	0.1
80,577		Crown Castle International Corp.	5,884,538	0.2
274,774	L	Frontier Communications Corp.	1,145,808	0.0
786,522		Verizon Communications, Inc.	36,699,117	0.9
162,934	L	Windstream Holdings, Inc.	1,303,472	0.0
			99,581,546	2.4

		Utilities: 3.1%
169,173		AES Corp.	2,248,309	0.1
32,595		AGL Resources, Inc.	1,500,348	0.0
66,689		Ameren Corp.	2,323,445	0.1
133,790		American Electric Power Co., Inc.	5,799,796	0.1
117,807		CenterPoint Energy, Inc.	2,823,834	0.1
73,074		CMS Energy Corp.	1,923,308	0.1
80,496		Consolidated Edison, Inc.	4,438,549	0.1
159,144		Dominion Resources, Inc.	9,943,317	0.2
48,088		DTE Energy Co.	3,172,846	0.1
194,019		Duke Energy Corp.	12,956,589	0.3
89,549		Edison International	4,124,627	0.1
49,001		Entergy Corp.	3,096,373	0.1
235,426		Exelon Corp.	6,978,027	0.2
114,947		FirstEnergy Corp.	4,189,818	0.1
21,876		Integrys Energy Group, Inc.	1,222,650	0.0
116,719		NextEra Energy, Inc.	9,356,195	0.2
85,913		NiSource, Inc.	2,653,853	0.1
86,510		Northeast Utilities	3,568,537	0.1
88,757		NRG Energy, Inc.	2,425,729	0.1
56,675		Oneok, Inc.	3,021,911	0.1
122,394		Pacific Gas & Electric Co.	5,008,362	0.1
68,468		Pepco Holdings, Inc.	1,263,919	0.0
30,233		Pinnacle West Capital Corp.	1,654,954	0.0
173,623		PPL Corp.	5,274,667	0.1

ING U.S. STOCK INDEX PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets

COMMON STOCK: (continued)
	Utilities: (continued)
139,035	Public Service Enterprise Group, Inc.	$4,578,423	0.1
38,475	SCANA Corp.	1,771,389	0.0
62,433	Sempra Energy	5,344,265	0.1
240,192	Southern Co.	9,891,107	0.2
56,144	TECO Energy, Inc.	928,622	0.0
62,575	Wisconsin Energy Corp.	2,526,778	0.1
136,757	Xcel Energy, Inc.	3,775,861	0.1
		129,786,408	3.1

	Total Common Stock (Cost $2,891,532,291)	4,110,454,759	98.5

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 0.5%
	Securities Lending Collateralcc(1): 0.2%
1,709,272	Citigroup, Inc., Repurchase Agreement dated 09/30/13, 0.07%, due 10/01/13 (Repurchase Amount $1,709,275, collateralized by various U.S. Government Agency Obligations, 0.000%–4.875%, Market Value plus accrued interest $1,743,463, due 07/28/14–07/18/33)	1,709,272	0.1
1,709,272	Merrill Lynch & Co., Inc., Repurchase Agreement dated 09/30/13, 0.08%, due 10/01/13 (Repurchase Amount $1,709,276, collateralized by various U.S. Government Agency Obligations, 1.359%–7.000%, Market Value plus accrued interest $1,743,457, due 02/01/16–05/01/46)	1,709,272	0.0
1,709,272	Mizuho Securities USA Inc., Repurchase Agreement dated 09/30/13, 0.13%, due 10/01/13 (Repurchase Amount $1,709,278, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%–9.500%, Market Value plus accrued interest $1,743,457, due 01/02/14–09/01/45)	1,709,272	0.0
1,709,272	Morgan Stanley, Repurchase Agreement dated 09/30/13, 0.06%, due 10/01/13 (Repurchase Amount $1,709,275, collateralized by various U.S. Government Agency Obligations, 0.000%–8.500%, Market Value plus accrued interest $1,743,458, due 11/20/13–11/01/47)	1,709,272	0.1
359,830	UBS Warburg LLC, Repurchase Agreement dated 09/30/13, 0.04%, due 10/01/13 (Repurchase Amount $359,830, collateralized by various U.S. Government Securities, 0.000%–11.250%, Market Value plus accrued interest $367,027, due 10/15/13–02/15/43)	359,830	0.0
		7,196,918	0.2

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.3%
14,009,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.020%†† (Cost $14,009,000)	14,009,000	0.3

	Total Short-Term Investments (Cost $21,205,918)	21,205,918	0.5

	Total Investments in Securities (Cost $2,912,738,209)	$4,131,660,677	99.0
	Assets in Excess of Other Liabilities	39,728,576	1.0
	Net Assets	$4,171,389,253	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

††	Rate shown is the 7-day yield as of September 30, 2013.

@	Non-income producing security

cc	Securities purchased with cash collateral for securities loaned.

L	Loaned security, a portion or all of the security is on loan at September 30, 2013.

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

ING U.S. STOCK INDEX PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Cost for federal income tax purposes is $2,971,199,022.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$1,263,905,400
Gross Unrealized Depreciation	(103,443,745)
Net Unrealized Appreciation	$1,160,461,655

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2013
Asset Table
Investments, at fair value
Common Stock*	$4,110,454,759	$—	$—	$4,110,454,759
Short-Term Investments	14,009,000	7,196,918	—	21,205,918
Total Investments, at fair value	$4,124,463,759	$7,196,918	$—	$4,131,660,677
Liabilities Table
Other Financial Instruments+
Short Positions	$(381,510)	$—	$—	$(381,510)
Futures	(312,613)	—	—	(312,613)
Total Liabilities	$(694,123)	$—	$—	$(694,123)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

ING U.S. Stock Index Portfolio Open Futures Contracts on September 30, 2013:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 500 E-Mini	752	12/20/13	$62,953,680	$(312,613)
			$62,953,680	$(312,613)

The following short positions were held by the ING U.S. Stock Index Portfolio at September 30, 2013:

Shares	Description	Fair Value
(11,304)	Science Applications International Corp.	$(381,510)
	Proceeds $(332,789)	$(381,510)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2013 was as follows:

Derivatives not accounted for as hedging instruments
Liability Derivatives	Instrument Type	Fair Value
Equity contracts	Futures contracts	$312,613
Total Liability Derivatives		$312,613

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form NQ and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Investors Trust
By	/s/ Shaun P. Mathews
Shaun P. Mathews President and Chief Executive Officer

Date:	November 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews President and Chief Executive Officer

Date:	November 25, 2013

By	/s/ Todd Modic
Todd Modic Senior Vice President and Chief Financial Officer

Date:	November 25, 2013